NYLIM Candriam Emerging Markets Debt Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 95.3%
Corporate Bonds 1.9%
Brazil 0.6%
Raizen Fuels Finance SA
Series Reg S
6.95%, due 3/5/54	$ 625,000	$ 332,269
Chile 0.4%
WOM Mobile SA
Series Reg S
11.00%, due 4/1/31 (a)(b)	200,000	202,764
Czech Republic 0.5%
Energo-Pro A/S
Series Reg S
6.45%, due 4/15/31	EUR 250,000	288,065
Moldova, Republic of 0.4%
Aragvi Finance International DAC
Series Reg S
12.75%, due 5/26/31	$ 300,000	223,855
Total Corporate Bonds (Cost $1,040,729)		1,046,953
Foreign Government Bonds 93.4%
Angola 3.8%
Angola Government Bond
Series Reg S
8.00%, due 11/26/29	300,000	306,344
Series Reg S
8.75%, due 4/14/32	400,000	408,254
Series Reg S
9.125%, due 11/26/49	500,000	469,375
Series Reg S
9.244%, due 1/15/31	500,000	523,007
Series Reg S
9.875%, due 3/31/37	400,000	414,488
		2,121,468
Argentina 3.9%
Argentina Government Bond
(zero coupon), due 12/15/35	EUR 2,000,000	297,196
0.75%, due 7/9/30 (c)	$ 111,304	97,169
3.50%, due 7/9/41 (c)	1,000,000	739,000
4.125%, due 7/9/35 (c)	909,091	718,637
4.125%, due 7/9/46 (c)	454,546	338,409
		2,190,411

	Principal Amount	Value
Foreign Government Bonds
Azerbaijan 0.4%
Azerbaijan Government Bond
Series Reg S
3.50%, due 9/1/32	$ 250,000	$ 231,112
Bahrain 2.3%
Bahrain Government Bond
Series Reg S
6.625%, due 10/6/37	500,000	449,060
Series Reg S
7.10%, due 2/3/38	900,000	835,026
		1,284,086
Benin 0.4%
Benin Government Bond
Series Reg S
7.96%, due 2/13/38	200,000	206,934
Bolivia 1.4%
Bolivia Government Bond
Series Reg S
9.45%, due 5/14/31 (d)	750,000	759,375
Brazil 2.2%
Brazil Government Bond
5.00%, due 1/27/45	200,000	153,800
5.625%, due 2/21/47	700,000	572,250
6.25%, due 5/22/36	500,000	484,250
		1,210,300
Cameroon 1.2%
Cameroon Government Bond
Series Reg S
8.875%, due 1/30/33	500,000	484,052
Series Reg S
9.50%, due 7/31/31	200,000	199,602
		683,654
Chile 3.5%
Chile Government Bond
2.55%, due 7/27/33	500,000	419,500
3.25%, due 9/21/71 (d)	500,000	292,500
5.65%, due 1/13/37	1,250,000	1,260,625
		1,972,625
Colombia 3.0%
Colombia Government Bond
5.00%, due 6/15/45	500,000	379,500
5.20%, due 5/15/49	300,000	227,550

	Principal Amount	Value
Foreign Government Bonds
Colombia
Colombia Government Bond
7.75%, due 11/7/36	$ 500,000	$ 533,875
8.00%, due 4/20/33	500,000	539,500
		1,680,425
Costa Rica 1.7%
Costa Rica Government Bond
Series Reg S
5.625%, due 4/30/43	500,000	465,000
Series Reg S
6.125%, due 2/19/31	500,000	510,250
		975,250
Dominican Republic 4.4%
Dominican Republic Government Bond
Series Reg S
4.875%, due 9/23/32	400,000	373,200
Series Reg S
5.30%, due 1/21/41 (d)	900,000	774,000
Series Reg S
6.60%, due 6/1/36	500,000	508,000
Series Reg S
7.05%, due 2/3/31	800,000	830,000
		2,485,200
Ecuador 3.3%
Ecuador Government Bond
Series Reg S
6.90%, due 7/31/30 (c)	720,000	714,960
Series Reg S
6.90%, due 7/31/35 (c)	500,000	449,500
Series Reg S
8.75%, due 1/29/34	300,000	297,150
Series Reg S
9.25%, due 1/29/39	400,000	398,000
		1,859,610
Egypt 3.2%
Egypt Government Bond
Series Reg S
7.60%, due 3/1/29	1,750,000	1,790,383
El Salvador 2.3%
El Salvador Government Bond
Series Reg S
8.25%, due 4/10/32	200,000	214,000

	Principal Amount	Value
Foreign Government Bonds
El Salvador
El Salvador Government Bond
Series Reg S
8.625%, due 2/28/29	$ 1,000,000	$ 1,048,800
		1,262,800
Ethiopia 2.0%
Ethiopia Government Bond
Series Reg S
6.625%, due 12/11/24 (e)(f)	1,050,000	1,132,236
Gabon 2.3%
Gabon Government Bond
Series Reg S
6.625%, due 2/6/31	1,450,000	1,279,452
Ghana 0.7%
Ghana Government Bond
Series Reg S
5.00%, due 7/3/35 (c)	400,000	366,222
Honduras 0.7%
Honduras Government Bond
Series Reg S
6.40%, due 7/29/36	417,000	414,915
Hungary 2.1%
Hungary Government Bond
7.625%, due 3/29/41	1,000,000	1,149,730
Indonesia 2.8%
Indonesia Government Bond
Series Reg S
6.625%, due 2/17/37	1,500,000	1,582,418
Kenya 2.4%
Kenya Government Bond
Series Reg S
8.70%, due 2/26/39	493,000	474,593
Series Reg S
9.75%, due 2/16/31	800,000	850,125
		1,324,718
Kyrgyzstan 1.4%
Eldik Bank OAO
Series Reg S
8.50%, due 4/23/31	600,000	597,634

	Principal Amount	Value
Foreign Government Bonds
Kyrgyzstan
Kyrgyzstan Govenrment Bond
Series Reg S
7.75%, due 6/3/30	$ 200,000	$ 201,805
		799,439
Lebanon 1.1%
Lebanon Government Bond (e)(f)
Series Reg S
6.60%, due 11/27/26	1,800,000	485,362
Series Reg S
7.00%, due 3/23/32	450,000	123,655
		609,017
Mexico 3.4%
Mexico Government Bond
3.75%, due 4/19/71	500,000	268,500
4.75%, due 3/8/44	500,000	386,500
5.00%, due 4/27/51	500,000	374,250
6.25%, due 8/27/37	400,000	389,301
6.625%, due 1/29/38	500,000	496,750
		1,915,301
Montenegro 0.9%
Montenegro Government Bond
Series Reg S
7.25%, due 3/12/31	500,000	524,107
Morocco 2.9%
Morocco Government Bond
Series Reg S
5.125%, due 5/26/38	EUR 500,000	577,307
Series Reg S
6.50%, due 9/8/33	$ 1,000,000	1,045,131
		1,622,438
Nigeria 4.1%
Nigeria Government Bond
Series Reg S
6.125%, due 9/28/28	800,000	800,360
Series Reg S
7.875%, due 2/16/32	300,000	314,814
Series Reg S
10.375%, due 12/9/34	1,000,000	1,192,464
		2,307,638
Pakistan 0.7%
Pakistan Government Bond
Series Reg S
8.875%, due 4/8/51 (d)	400,000	394,749

	Principal Amount	Value
Foreign Government Bonds
Panama 1.3%
Panama Government Bond
5.227%, due 2/23/34	$ 200,000	$ 192,900
6.853%, due 3/28/54	500,000	513,750
		706,650
Papua New Guinea 0.7%
Papua New Guinea Government Bond
Series Reg S
8.375%, due 10/4/28	400,000	418,010
Peru 1.7%
Peru Government Bond
1.862%, due 12/1/32	300,000	244,950
3.60%, due 1/15/72	300,000	181,200
6.55%, due 3/14/37	500,000	530,400
		956,550
Poland 2.6%
Poland Government Bond
5.125%, due 9/18/34	1,500,000	1,479,849
Republic Of Serbia 0.2%
Telecommunications co Telekom Srbija AD
Series Reg S
7.125%, due 5/18/36	EUR 100,000	116,914
Republic of the Congo 1.4%
Congo Government Bond
Series Reg S
9.50%, due 2/17/35	$ 600,000	579,962
Series Reg S
9.50%, due 5/26/36	200,000	189,252
		769,214
Romania 2.9%
Romanian Government Bond
Series Reg S
5.75%, due 9/16/30	800,000	799,788
Series Reg S
7.125%, due 1/17/33	800,000	839,770
		1,639,558
Saudi Arabia 3.9%
Saudi Government Bond
Series Reg S
5.625%, due 1/13/35	1,000,000	1,013,269

	Principal Amount	Value
Foreign Government Bonds
Saudi Arabia
Saudi Government Bond
Series Reg S
5.875%, due 1/12/56	$ 1,250,000	$ 1,146,051
		2,159,320
South Africa 4.0%
South Africa Government Bond
5.875%, due 6/22/30	500,000	507,751
6.30%, due 6/22/48	750,000	662,876
Series Reg S
7.10%, due 11/19/36	1,000,000	1,047,899
		2,218,526
Suriname 1.5%
Suriname Government Bond
Series Reg S
7.70%, due 11/6/30	400,000	410,000
Series Reg S
8.50%, due 11/6/35	400,000	429,000
		839,000
Turkey 2.8%
Turkey Government Bond
9.375%, due 3/14/29	500,000	538,002
9.875%, due 1/15/28	1,000,000	1,056,583
		1,594,585
Ukraine 3.2%
Ukraine Government Bond (c)
Series Reg S
(zero coupon), due 2/1/36	1,100,000	657,232
Series Reg S
4.00%, due 2/1/32	700,000	580,118
Series Reg S
4.50%, due 2/1/36	773,536	525,408
		1,762,758
Venezuela 2.7%
Petroleos de Venezuela SA (e)(f)
Series Reg S
5.50%, due 4/12/37	1,000,000	365,130
Series Reg S
6.00%, due 10/28/22	800,000	288,000
Series Reg S
6.00%, due 5/16/24	800,000	299,888

	Principal Amount	Value
Foreign Government Bonds
Venezuela
Venezuela Government Bond
Series Reg S
7.00%, due 3/31/38	$ 1,250,000	$ 541,875
		1,494,893
Total Foreign Government Bonds (Cost $52,511,685)		52,291,840
Total Long-Term Bonds (Cost $53,552,414)		53,338,793
Short-Term Investment 3.1%
Unaffiliated Investment Company 3.1%
United States 3.1%
Invesco Government & Agency Portfolio, 3.742% (g)(h)	1,745,417	1,745,417
Total Short-Term Investment (Cost $1,745,417)		1,745,417
Total Investments (Cost $55,297,831)	98.4%	55,084,210
Other Assets, Less Liabilities	1.6	872,997
Net Assets	100.0%	$ 55,957,207

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2026.
(b)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(c)	Step coupon—Rate shown was the rate in effect as of July 31, 2026.
(d)	All or a portion of this security was held on loan. As of July 31, 2026, the aggregate market value of securities on loan was $1,663,340. The Fund received cash collateral with a value of $1,745,417.
(e)	Issue in default.
(f)	Issue in non-accrual status.
(g)	Current yield as of July 31, 2026.
(h)	Represents a security purchased with cash collateral received for securities on loan.

Foreign Currency Forward Contracts
As of July 31, 2026, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,000,000	USD	1,148,500	Barclays Capital	9/22/26	$ 6,958
EUR	700,000	USD	803,210	JPMorgan Chase Bank N.A.	9/22/26	5,611
USD	3,491,677	EUR	3,000,000	Barclays Capital	9/22/26	25,301
Total Unrealized Appreciation						$ 37,870

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of July 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	20	September 2026	$ 4,127,549	$ 4,112,188	$ (15,361)
U.S. Treasury 5 Year Notes	25	September 2026	2,674,083	2,649,414	(24,669)
U.S. Treasury Ultra Bonds	18	September 2026	2,042,299	1,974,375	(67,924)
Net Unrealized Depreciation					$ (107,954)

1.	As of July 31, 2026, cash in the amount of $162,745 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2026.
Abbreviation(s):
EUR—Euro
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 1,046,953	$ —	$ 1,046,953
Foreign Government Bonds	—	52,291,840	—	52,291,840
Total Long-Term Bonds	—	53,338,793	—	53,338,793
Short-Term Investment
Unaffiliated Investment Company	1,745,417	—	—	1,745,417
Total Investments in Securities	1,745,417	53,338,793	—	55,084,210
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	37,870	—	37,870
Total Investments in Securities	$ 1,745,417	$ 53,376,663	$ —	$ 55,122,080
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (107,954)	$ —	$ —	$ (107,954)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM Income Builder Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 36.7%
Asset-Backed Securities 4.0%
Automobile Asset-Backed Securities 1.3%
Ally Bank Auto Credit-Linked Notes (a)
Series 2025-B, Class F
6.942%, due 9/15/33	$ 703,146	$ 702,708
Series 2025-A, Class G
10.219%, due 6/15/33	575,978	581,835
Series 2024-A, Class G
12.748%, due 5/17/32	253,885	261,554
Bridgecrest Lending Auto Securitization Trust
Series 2025-3, Class E
6.62%, due 5/17/32 (a)	1,315,000	1,298,554
CarMax Select Receivables Trust
Series 2025-B, Class D
5.33%, due 7/15/31	1,095,000	1,087,946
Exeter Automobile Receivables Trust
Series 2026-3A, Class D
5.44%, due 10/15/32	1,000,000	996,861
Series 2022-2A, Class E
6.34%, due 10/15/29 (a)	1,060,000	1,032,221
Series 2023-4A, Class D
6.95%, due 12/17/29	175,000	177,357
Series 2025-3A, Class E
7.52%, due 12/15/32 (a)	1,400,000	1,418,752
Series 2025-2A, Class E
7.81%, due 10/15/32 (a)	1,665,000	1,702,292
Exeter Select Automobile Receivables Trust
Series 2025-2, Class D
5.34%, due 1/15/32	910,000	904,120
Flagship Credit Auto Trust (a)
Series 2021-3, Class E
3.32%, due 12/15/28	1,316,000	1,134,949
Series 2022-1, Class D
3.64%, due 3/15/28	484,973	478,244
Series 2022-2, Class D
5.80%, due 4/17/28	1,210,000	1,020,110
GLS Auto Receivables Issuer Trust
Series 2026-2A, Class D
5.38%, due 1/15/32 (a)	885,000	880,107
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	979,167	971,681
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class E
11.121% (SOFR 30A + 7.50%), due 10/20/32 (a)(b)	463,328	456,546
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class F
12.24%, due 12/15/33 (a)	328,976	342,266
		15,448,103

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Security 0.2%
J.P. Morgan Mortgage Trust
Series 2026-ACES1, Class M1
5.609%, due 4/25/66 (a)(c)	$ 1,895,000	$ 1,859,517
Other Asset-Backed Securities 2.5%
720 East CLO IV Ltd.
Series 2024-1A, Class D1R
6.572% (3 Month SOFR + 2.90%), due 7/15/39 (a)(b)	350,000	348,965
AGL CLO 26 Ltd.
Series 2023-26A, Class D1R
6.634% (3 Month SOFR + 2.90%), due 10/21/38 (a)(b)	400,000	397,340
American Airlines Pass-Through Trust
Series 2016-2, Class AA
3.20%, due 6/15/28	382,160	370,916
Series 2016-2, Class A
3.65%, due 6/15/28	887,960	858,436
Antares CLO Ltd.
Series 2026-1A, Class B
5.479% (3 Month SOFR + 1.75%), due 4/20/39 (a)(b)	500,000	496,806
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
5.479% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	450,000	450,015
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
6.684% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	350,000	339,639
Bayfront Labs VII Pte. Ltd.
Series 7A, Class A
4.94% (SOFR + 1.28%), due 4/11/48 (a)(b)	845,790	846,698
BCC Middle Market CLO LLC
Series 2023-1A, Class DR
6.979% (3 Month SOFR + 3.25%), due 7/20/37 (a)(b)	450,000	446,093
Benefit Street Partners CLO XXXII Ltd.
Series 2023-32A, Class AR
5.02% (3 Month SOFR + 1.21%), due 10/25/38 (a)(b)	1,000,000	1,001,867
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	1,523,169	1,380,939
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1
1.53%, due 3/15/61 (a)	1,578,733	1,233,877
Consolidated Communications LLC
Series 2025-4A, Class A2
5.522%, due 12/20/55 (a)	920,000	919,309
Flexential Issuer LLC
Series 2025-1A, Class C
8.54%, due 10/25/60 (a)	865,000	851,728

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.304% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	$ 500,000	$ 498,501
Golub Capital CLO 86B Ltd.
Series 2026-86A, Class C
5.358% (3 Month SOFR + 1.70%), due 1/25/39 (a)(b)	400,000	399,208
Golub Capital Partners CLO 67M Ltd.
Series 2023-67A, Class CR
5.848% (3 Month SOFR + 2.20%), due 5/9/36 (a)(b)	525,000	522,429
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	447,546	442,688
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	1,265,000	1,273,226
Invitation Homes Trust
Series 2024-SFR1, Class D
4.25%, due 9/17/41 (a)	1,053,000	1,003,824
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.353% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	450,000	450,221
Kinetic ABS Issuer LLC
Series 2026-1A, Class B
5.561%, due 2/25/56 (a)	1,110,000	1,087,749
Kohlberg Credit CLO LLC
Series 2026-1A, Class A
5.206% (3 Month SOFR + 1.48%), due 4/15/38 (a)(b)	600,000	595,538
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	660,000	383,213
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.099% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	650,000	650,848
Octagon Investment Partners 49 Ltd.
Series 2020-5A, Class ARR
4.873% (3 Month SOFR + 1.12%), due 4/15/37 (a)(b)	600,000	599,058
Owl Rock CLO XX LLC
Series 2024-20A, Class C
5.875% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	500,000	493,471
RAD CLO 25 Ltd.
Series 2024-25A, Class A1
5.189% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	450,000	450,779
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A
5.00%, due 9/15/48 (a)	725,000	715,354
RIN V LLC
Series 2023-2A, Class A1R
5.081% (3 Month SOFR + 1.34%), due 10/14/36 (a)(b)	850,000	850,068

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
RIN XIII LLC
Series 2026-1A, Class A1
5.043% (3 Month SOFR + 1.29%), due 4/15/39 (a)(b)	$ 600,000	$ 600,313
Shentel Issuer LLC
Series 2025-1A, Class A2
5.64%, due 12/20/55 (a)	845,000	846,038
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.129% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	530,000	530,263
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
5.703% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	450,000	451,018
SoFi Consumer Loan Program
Series 2026-3, Class D
5.64%, due 6/25/35 (a)	1,000,000	994,997
Subway Funding LLC (a)
Series 2024-3A, Class A23
5.914%, due 7/30/54	505,988	483,643
Series 2024-1A, Class A2I
6.028%, due 7/30/54	383,175	383,968
Switch ABS Issuer LLC
Series 2025-2A, Class B
6.244%, due 10/25/55 (a)	685,000	661,718
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	584,503	590,392
Uniti Fiber ABS Issuer LLC
Series 2025-2A, Class C
7.834%, due 1/20/56 (a)	745,000	753,670
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2
2.165%, due 10/15/46 (a)	835,000	830,626
Vertical Bridge CC LLC
Series 2025-1A, Class D
9.383%, due 8/16/55 (a)	570,000	581,923
Zayo Issuer LLC (a)
Series 2026-1A, Class B
6.035%, due 4/20/56	640,000	632,609
Series 2025-2A, Class B
6.586%, due 6/20/55	755,000	762,676
		29,462,657
Total Asset-Backed Securities (Cost $47,714,216)		46,770,277

	Principal Amount	Value
Corporate Bonds 10.9%
Airlines 0.3%
American Airlines, Inc.
5.75%, due 4/20/29 (a)	$ 779,167	$ 774,882
Avianca Midco 2 plc
Series Reg S
9.625%, due 2/14/30 (d)	775,000	748,588
Delta Air Lines, Inc.
4.75%, due 10/20/28 (a)	1,593,750	1,591,013
		3,114,483
Auto Manufacturers 0.5%
Ford Motor Credit Co. LLC
2.70%, due 8/10/26	940,000	939,672
4.125%, due 8/17/27	1,050,000	1,041,818
6.80%, due 5/12/28	730,000	748,794
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	1,905,000	1,897,326
Toyota Motor Credit Corp.
Series B
4.60%, due 3/11/33	560,000	541,489
Volkswagen Group of America Finance LLC
5.65%, due 3/25/32 (a)	935,000	939,207
		6,108,306
Auto Parts & Equipment 0.1%
American Axle & Manufacturing, Inc.
6.375%, due 10/15/32 (a)	775,000	770,863
Goodyear Tire & Rubber Co. (The)
6.625%, due 7/15/30	585,000	565,669
		1,336,532
Banks 2.9%
Australia & New Zealand Banking Group Ltd.
5.731% (5 Year Treasury Constant Maturity Rate + 1.618%), due 9/18/34 (a)(b)	1,155,000	1,170,869
Banco Santander SA
2.749%, due 12/3/30	1,000,000	901,091
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(e)	1,660,000	1,613,201
5.102%, due 6/26/32 (f)	800,000	789,819
5.207%, due 2/24/37 (f)	290,000	275,952
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico
5.40%, due 6/3/31 (a)	1,055,000	1,047,404
BNP Paribas SA (a)
3.052%, due 1/13/31 (f)	1,170,000	1,092,693
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(e)	1,450,000	1,441,706
Citizens Financial Group, Inc.
2.638%, due 9/30/32	1,720,000	1,465,952
5.299% (5 Year Treasury Constant Maturity Rate + 1.45%), due 1/29/36 (b)	950,000	930,048
Deutsche Bank AG (f)
3.035%, due 5/28/32	600,000	540,396

	Principal Amount	Value
Corporate Bonds
Banks
Deutsche Bank AG (f)
4.725%, due 2/6/32	$ 775,000	$ 755,203
5.06%, due 4/14/32	1,525,000	1,506,909
First Horizon Bank
5.75%, due 5/1/30	1,555,000	1,563,976
First Horizon Corp.
5.514%, due 3/7/31 (f)	625,000	627,434
Goldman Sachs Group, Inc. (The)
1.992%, due 1/27/32 (f)	1,165,000	1,015,562
6.75%, due 10/1/37	444,000	471,599
Huntington Bancshares, Inc.
4.623%, due 1/28/32 (f)	755,000	734,572
5.605% (5 Year Treasury Constant Maturity Rate + 1.35%), due 1/28/41 (b)	535,000	512,839
KeyBank NA
4.90%, due 8/8/32	870,000	843,951
Lloyds Banking Group plc
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	750,000	738,107
M&T Bank Corp.
5.295% (5 Year Treasury Constant Maturity Rate + 1.38%), due 4/18/36 (b)	890,000	874,178
5.385%, due 1/16/36 (f)	365,000	357,469
Morgan Stanley (f)
2.484%, due 9/16/36	2,115,000	1,815,237
2.511%, due 10/20/32	1,530,000	1,337,510
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (f)	735,000	752,114
Societe Generale SA
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (a)(b)(e)	1,300,000	1,234,588
Standard Chartered plc
2.678% (1 Year Treasury Constant Maturity Rate + 1.20%), due 6/29/32 (a)(b)	970,000	859,989
UBS Group AG
3.091%, due 5/14/32 (a)(f)	1,040,000	944,413
UniCredit SpA
5.861% (5 Year USD Interest Rate Swap + 3.703%), due 6/19/32 (a)(b)	1,625,000	1,631,634
USB Realty Corp.
5.162% (3 Month SOFR + 1.409%), due 1/15/27 (a)(b)(e)	680,000	608,298
Valley National Bancorp
6.219%, due 6/1/36 (f)	635,000	628,362
Wells Fargo & Co.
3.35%, due 3/2/33 (f)	935,000	850,449
Western Alliance Bank
6.537% (5 Year Treasury Constant Maturity Rate + 2.85%), due 11/15/35 (b)	600,000	592,086
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	1,255,000	1,110,585
		33,636,195
Building Materials 0.2%
AmeriTex HoldCo Intermediate LLC
7.625%, due 8/15/33 (a)	570,000	586,855

	Principal Amount	Value
Corporate Bonds
Building Materials
EMRLD Borrower LP
6.75%, due 7/15/31 (a)	$ 765,000	$ 784,610
Miter Brands Acquisition Holdco, Inc.
6.75%, due 4/1/32 (a)	385,000	379,069
		1,750,534
Chemicals 0.2%
Eastman Chemical Co.
4.50%, due 2/20/31	555,000	539,367
Huntsman International LLC
4.50%, due 5/1/29 (d)	927,000	892,208
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	529,000	555,241
SCIH Salt Holdings, Inc.
6.625%, due 8/15/31 (a)	385,000	384,931
		2,371,747
Commercial Services 0.2%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	935,000	918,853
Carrix, Inc.
6.125%, due 8/1/33 (a)	430,000	428,014
Global Payments, Inc.
4.875%, due 11/15/30	1,075,000	1,045,664
		2,392,531
Computers 0.0% ‡
Dell International LLC
3.375%, due 12/15/41	400,000	293,149
Diversified Financial Services 0.7%
Ally Financial, Inc. (b)(e)
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28	705,000	681,180
Series D
7.10% (5 Year Treasury Constant Maturity Rate + 3.148%), due 8/15/31	210,000	211,194
Avolon Holdings Funding Ltd. (a)
4.70%, due 1/30/31	555,000	540,470
4.85%, due 4/1/33	810,000	772,953
Bread Financial Holdings, Inc. (a)
6.75%, due 5/15/31	710,000	723,811
8.375% (5 Year Treasury Constant Maturity Rate + 4.30%), due 6/15/35 (b)	415,000	429,560
Capital One Financial Corp. (f)
4.722%, due 1/30/32	630,000	616,056
5.197%, due 9/11/36	475,000	454,697
OneMain Finance Corp.
6.75%, due 3/15/32	885,000	880,712
7.50%, due 5/15/31	800,000	820,000

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Rocket Cos., Inc. (a)
6.125%, due 8/1/31	$ 270,000	$ 271,230
6.50%, due 6/15/34	135,000	136,067
Synchrony Financial
5.45%, due 3/6/31 (f)	880,000	876,789
Series C
7.25% (5 Year Treasury Constant Maturity Rate + 3.078%), due 8/15/31 (b)(e)	475,000	467,187
VFH Parent LLC
7.50%, due 6/15/31 (a)	755,000	782,886
		8,664,792
Electric 1.2%
AEP Texas, Inc.
4.70%, due 5/15/32	1,135,000	1,109,830
Arizona Public Service Co.
2.20%, due 12/15/31	1,930,000	1,667,113
Edison International (b)
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54	430,000	443,743
8.125% (5 Year Treasury Constant Maturity Rate + 3.864%), due 6/15/53	530,000	542,239
Emera US Finance LLC
Series A
6.65% (5 Year Treasury Constant Maturity Rate + 2.866%), due 10/1/56 (b)	755,000	758,393
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	801,405	753,745
Evergy Kansas Central, Inc.
5.30%, due 7/1/36	880,000	865,338
Evergy Missouri West, Inc.
5.25%, due 12/15/35 (a)	350,000	340,925
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	1,655,000	1,457,489
Nevada Power Co.
Series GG
5.90%, due 5/1/53	530,000	506,737
Ohio Power Co.
Series R
2.90%, due 10/1/51	1,000,000	580,202
PacifiCorp
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55 (b)	125,000	124,323
Southern California Edison Co.
4.00%, due 4/1/47	660,000	471,256
5.70%, due 3/1/53	570,000	505,660
Virginia Electric and Power Co.
2.95%, due 11/15/51	1,035,000	610,726
Vistra Operations Co. LLC
5.25%, due 4/30/33 (a)	820,000	801,741
VoltaGrid LLC
7.375%, due 11/1/30 (a)	560,000	562,784

	Principal Amount	Value
Corporate Bonds
Electric
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27	$ 614,000	$ 606,938
7.25%, due 1/15/29 (d)	785,000	809,561
8.375%, due 1/15/31	575,000	611,125
Zorlu Enerji Elektrik Uretim A/S
Series Reg S
11.00%, due 4/23/30	525,000	389,850
		14,519,718
Electrical Components & Equipment 0.0% ‡
Energizer Holdings, Inc.
6.00%, due 9/15/33 (a)	595,000	563,819
Entertainment 0.1%
Penn Entertainment, Inc.
6.75%, due 4/1/31 (a)	770,000	772,783
Food 0.4%
Grupo Nutresa SA
Series Reg S
8.00%, due 5/12/30	200,000	210,900
9.00%, due 5/12/35 (a)	550,000	609,124
JBS NV
5.75%, due 4/1/33	1,228,000	1,245,464
Minerva Luxembourg SA
8.875%, due 9/13/33 (a)	1,225,000	1,268,089
Post Holdings, Inc. (a)
4.50%, due 9/15/31	220,000	203,893
4.625%, due 4/15/30	490,000	471,995
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	1,180,000	1,174,598
		5,184,063
Forest Products & Paper 0.1%
Suzano Austria GmbH
4.00%, due 1/15/31 (g)	1,200,000	1,121,553
Gas 0.2%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	865,000	904,970
National Fuel Gas Co.
2.95%, due 3/1/31	1,375,000	1,246,063
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	845,000	655,016
		2,806,049

	Principal Amount	Value
Corporate Bonds
Healthcare-Services 0.1%
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	$ 625,000	$ 651,662
Housewares 0.1%
Newell Brands, Inc.
8.50%, due 6/1/28 (a)	735,000	767,145
Insurance 0.2%
Belrose Funding Trust II
6.792%, due 5/15/55 (a)	705,000	700,820
Five Corners Funding Trust III
5.791%, due 2/15/33 (a)	770,000	785,549
Jackson Financial, Inc.
6.15%, due 1/15/37	540,000	527,873
Prudential Financial, Inc.
6.25% (5 Year Treasury Constant Maturity Rate + 1.779%), due 6/15/56 (b)	530,000	525,022
		2,539,264
Internet 0.2%
Amazon.com, Inc.
5.10%, due 7/9/33	595,000	589,472
Meta Platforms, Inc.
5.625%, due 11/15/55	420,000	351,273
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	870,000	944,620
Wayfair LLC
6.75%, due 11/15/32 (a)	770,000	783,868
		2,669,233
Iron & Steel 0.1%
Mineral Resources Ltd.
7.00%, due 4/1/31 (a)	630,000	648,313
Leisure Time 0.1%
NCL Corp. Ltd.
6.75%, due 2/1/32 (a)	785,000	769,428
Royal Caribbean Cruises Ltd.
4.75%, due 5/15/33	370,000	354,231
		1,123,659
Lodging 0.2%
Fortune Star BVI Ltd.
Series Reg S
8.50%, due 5/19/28	220,000	223,798
Las Vegas Sands Corp.
5.625%, due 6/15/28	1,025,000	1,034,294

	Principal Amount	Value
Corporate Bonds
Lodging
Studio City Finance Ltd.
5.00%, due 1/15/29 (a)	$ 965,000	$ 918,169
		2,176,261
Machinery—Construction & Mining 0.1%
Terex Corp.
6.25%, due 10/15/32 (a)	810,000	812,907
Media 0.1%
Space Exploration Technologies Corp.
5.65%, due 7/15/33 (a)	400,000	383,211
Univision Communications, Inc.
4.50%, due 5/1/29 (a)	835,000	790,704
		1,173,915
Mining 0.1%
Compass Minerals International, Inc.
8.00%, due 7/1/30 (a)	705,000	736,449
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	665,000	681,864
		1,418,313
Miscellaneous—Manufacturing 0.1%
Textron Financial Corp.
5.648% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	1,085,000	987,929
Oil & Gas 0.3%
California Resources Corp.
7.25%, due 1/15/35 (a)	500,000	494,039
Comstock Resources, Inc.
6.75%, due 3/1/29 (a)	580,000	571,206
Energean Israel Finance Ltd.
Series Reg S
5.375%, due 3/30/28 (a)	120,000	118,888
Matador Resources Co.
6.00%, due 4/15/34 (a)	480,000	464,249
SM Energy Co.
6.625%, due 4/15/34 (a)	910,000	904,382
Sunoco LP (a)
5.375%, due 7/15/31	505,000	495,357
5.625%, due 7/15/34	505,000	488,261
Valaris Ltd.
8.375%, due 4/30/30 (a)	160,000	165,648
		3,702,030
Oil & Gas Services 0.1%
SESI LLC
7.875%, due 9/30/30 (a)	1,085,000	1,097,831

	Principal Amount	Value
Corporate Bonds
Packaging & Containers 0.1%
Cascades, Inc.
6.75%, due 7/15/30 (a)	$ 775,000	$ 787,299
Clydesdale Acquisition Holdings, Inc.
6.75%, due 4/15/32 (a)	780,000	742,796
		1,530,095
Pipelines 0.7%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,580,000	1,325,551
Cheniere Energy, Inc.
5.20%, due 7/30/36 (a)	550,000	532,023
Delek Logistics Partners LP
6.875%, due 6/1/34 (a)	950,000	954,572
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,000,000	944,089
Energy Transfer LP
5.35%, due 5/15/45	205,000	179,154
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,030,000	1,860,221
ONEOK, Inc.
6.25%, due 10/15/55	725,000	695,973
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	1,035,000	837,205
Western Midstream Operating LP
5.25%, due 2/1/50 (g)	620,000	515,801
		7,844,589
Real Estate 0.0% ‡
Alpha Star Holding IX Ltd.
Series Reg S
7.00%, due 8/26/28	400,000	390,774
Real Estate Investment Trusts 0.3%
Alexandria Real Estate Equities, Inc.
5.25%, due 3/15/36	540,000	517,961
GLP Capital LP
4.00%, due 1/15/30	1,540,000	1,469,847
Trust 2401 (a)
7.375%, due 2/13/34	623,000	656,642
7.70%, due 1/23/32	780,000	824,398
Trust Fibra Uno
Series Reg S
7.375%, due 2/13/34	252,000	264,335
		3,733,183
Retail 0.4%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	1,070,000	1,105,563

	Principal Amount	Value
Corporate Bonds
Retail
AutoNation, Inc.
4.75%, due 6/1/30	$ 594,000	$ 585,066
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	1,155,000	1,173,672
Macy's Retail Holdings LLC
6.125%, due 3/15/32 (a)	580,000	581,732
PetSmart LLC
7.50%, due 9/15/32 (a)	565,000	570,880
Sally Holdings LLC
6.75%, due 4/1/32 (d)	200,000	203,788
Victra Holdings LLC
8.75%, due 9/15/29 (a)(d)	550,000	560,132
		4,780,833
Software 0.2%
Cloud Software Group LLC (a)
6.50%, due 3/31/29	775,000	757,301
8.25%, due 6/30/32	585,000	553,403
Fidelity National Information Services, Inc.
4.55%, due 3/10/29	600,000	594,602
Salesforce, Inc.
5.55%, due 3/15/36	900,000	877,617
		2,782,923
Telecommunications 0.3%
AT&T, Inc.
3.50%, due 9/15/53	1,344,000	811,875
SV RNO Property Owner 1 LLC
5.875%, due 3/1/31 (a)	800,000	742,877
Verizon Communications, Inc.
6.20% (5 Year Treasury Constant Maturity Rate + 2.042%), due 5/14/56 (b)	980,000	959,081
WULF Compute LLC
7.75%, due 10/15/30 (a)	565,000	587,016
		3,100,849
Total Corporate Bonds (Cost $133,461,356)		128,567,962
Foreign Government Bonds 0.9%
Argentina 0.1%
Argentina Government Bond
4.125%, due 7/9/35 (g)	1,535,000	1,213,417
Bahamas 0.1%
Bahamas Government Bond
8.25%, due 6/24/36	965,000	1,066,007

	Principal Amount	Value
Foreign Government Bonds
Chile 0.0% ‡
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	$ 554,000	$ 502,835
Colombia 0.2%
Colombia Government Bond
3.25%, due 4/22/32	1,780,000	1,525,460
7.75%, due 11/7/36 (d)	965,000	1,030,379
		2,555,839
Dominican Republic 0.1%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	1,195,000	1,114,935
Egypt 0.1%
Egypt Government Bond
7.625%, due 5/29/32 (a)	1,010,000	1,012,785
Paraguay 0.2%
Paraguay Government Bond (a)
6.10%, due 8/11/44	1,325,000	1,297,175
8.50%, due 4/4/38	PYG 5,750,000,000	918,423
		2,215,598
Uruguay 0.1%
Uruguay Government Bond
9.75%, due 7/20/33	UYU 29,490,000	809,133
Total Foreign Government Bonds (Cost $10,010,660)		10,490,549
Loan Assignments 1.3%
Automobile 0.2%
American Auto Auction Group LLC
First Lien Refinancing Term Loan
8.232% (3 Month SOFR + 4.50%), due 5/28/32 (b)	$ 766,121	766,440
LSF12 Helix Parent LLC
First Lien Term Loan B
7.231% (1 Month SOFR + 3.50%), due 2/10/33 (b)	765,000	755,984
Mavis Tire Express Services Topco Corp.
First Lien 2026-1 Incremental Term Loan
6.92% (6 Month SOFR + 3.25%), due 5/6/33 (b)	490,000	488,911
		2,011,335
Chemicals, Plastics & Rubber 0.1%
Magnera Corp.
First Lien Term Loan
8.073% (3 Month SOFR + 4.25%), due 11/4/31 (b)	470,000	466,475

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
SCIH Salt Holdings, Inc.
First Lien Term Loan B
6.583% (1 Year SOFR + 3.00%), due 7/30/31 (b)	$ 315,000	$ 313,130
		779,605
Diversified/Conglomerate Service 0.0% ‡
TruGreen LP
First Lien Term Loan B
7.766% (3 Month SOFR + 4.00%), due 11/2/27 (b)	725,557	682,023
Finance 0.1%
Arches Buyer, Inc.
First Lien New Term Loan
7.081% (1 Month SOFR + 3.25%), due 12/6/27 (b)	782,578	780,133
Park River Holdings, Inc.
First Lien 2025 Refinancing Term Loan
8.225% (3 Month SOFR + 4.50%), due 3/17/31 (b)	463,974	463,657
QTS Thunder Managing Issuer LLC
First Lien Term Loan B
6.025% (1 Year SOFR + 2.25%), due 7/22/33 (b)	665,000	654,526
		1,898,316
Healthcare 0.1%
Chariot Buyer LLC
First Lien Amendment No. 5 Incremental Term Loan
6.731% (1 Month SOFR + 3.00%), due 9/8/32 (b)	761,156	761,536
Healthcare & Pharmaceuticals 0.1%
Ensemble RCM LLC
First Lien Closing Date Term Loan
6.823% (3 Month SOFR + 3.00%), due 2/9/33 (b)	770,000	766,535
High Tech Industries 0.1%
Gryphon Acquire NewCo LLC
First Lien Term Loan
6.414% (3 Month SOFR + 2.75%), due 9/13/32 (b)	758,100	759,284
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.1%
Columbus McKinnon Corp.
First Lien Initial Term Loan
7.232% (3 Month SOFR + 3.50%), due 2/3/33 (b)	772,806	774,738
Media 0.2%
DIRECTV Financing LLC
First Lien 2026 Refinancing Facility Term Loan B
8.323% (3 Month SOFR + 4.50%), due 8/2/29 (b)	838,874	843,199

	Principal Amount	Value
Loan Assignments
Media
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.041% (1 Month SOFR + 3.25%), due 1/31/29 (b)	$ 1,340,000	$ 1,200,640
		2,043,839
Retail Store 0.1%
Harbor Freight Tools USA, Inc.
First Lien Initial Term Loan
5.981% (1 Month SOFR + 2.25%), due 6/11/31 (b)	468,607	468,022
White Cap Supply Holdings LLC
First Lien Tranche Term Loan D
7.144% (1 Month SOFR + 3.50%), due 2/10/33 (b)	765,000	762,566
		1,230,588
Services: Business 0.1%
Beach Acquisition Bidco LLC
First Lien Tranche Term Loan B1
6.481% (1 Month SOFR + 2.75%), due 9/13/32 (b)	363,177	364,615
Raven Acquisition Holdings LLC
First Lien Initial Term Loan
6.731% (1 Month SOFR + 3.00%), due 11/19/31 (b)	378,573	375,948
Ryan LLC
First Lien 2025 Refinancing Term Loan
7.231% (1 Month SOFR + 3.50%), due 11/5/32 (b)	155,000	155,077
Staples, Inc.
First Lien Closing Date Term Loan
9.413% (3 Month SOFR + 5.75%), due 9/4/29 (b)	830,000	771,174
		1,666,814
Services: Consumer 0.1%
Metropolis Technologies, Inc.
First Lien Initial Term Loan
8.916% (3 Month SOFR + 5.25%), due 11/3/32 (b)	781,536	767,859
Ping Identity Holding Corp.
First Lien Initial Term Loan
6.426% (1 Month SOFR + 2.75%), due 11/15/32 (b)	708,225	694,061
		1,461,920
Total Loan Assignments (Cost $15,011,067)		14,836,533
Mortgage-Backed Securities 9.7%
Agency (Collateralized Mortgage Obligations) 3.0%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	1,350,745	914,414
REMIC, Series 5021, Class SA
(zero coupon) (-1 x SOFR 30A + 3.55%), due 10/25/50 (b)(h)	2,480,476	27,295

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5200, Class SA
(zero coupon) (-1 x SOFR 30A + 3.50%), due 2/25/52 (b)(h)	$ 335,386	$ 2,778
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	523,203	423,911
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	336,329	276,538
REMIC, Series 5363
(zero coupon), due 12/25/53	393,498	323,113
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	600,131	489,688
REMIC, Series 4994, Class TS
2.369% (-1 x SOFR 30A + 5.986%), due 7/25/50 (b)(h)	1,610,117	169,625
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (h)	1,302,582	228,844
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (h)	1,367,506	213,594
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (h)	973,096	149,010
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (h)	1,105,090	175,064
REMIC, Series 5160
3.00%, due 10/25/51 (h)	1,153,004	123,005
REMIC, Series 5040
3.50%, due 11/25/50 (h)	863,901	152,843
FHLMC MSCR Trust
REMIC, Series 2026-MN13, Class M2
6.566% (SOFR 30A + 2.95%), due 3/25/46 (a)(b)	850,000	856,813
FHLMC, Strips
Series 272
(zero coupon), due 8/15/42	822,097	622,546
Series 402
(zero coupon), due 9/25/53	609,035	494,189
Series 311, Class S1
2.21% (-1 x SOFR 30A + 5.836%), due 8/15/43 (b)(h)	2,555,694	209,534
Series 397, Class C61
5.50%, due 1/25/53 (h)	1,137,609	239,900
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	524,354	418,524
REMIC, Series 2023-45
(zero coupon), due 10/25/53	642,043	514,436
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	838,169	699,800
REMIC, Series 2020-57, Class LJ
2.00%, due 8/25/50	1,700,000	1,252,096
REMIC, Series 2022-10, Class SA
2.134% (-1 x SOFR 30A + 5.75%), due 2/25/52 (b)(h)	1,541,990	146,836

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2025-103, Class SA
2.214% (-1 x SOFR 30A + 5.83%), due 6/25/55 (b)(h)	$ 2,082,510	$ 115,743
REMIC, Series 2016-57, Class SN
2.319% (-1 x SOFR 30A + 5.936%), due 6/25/46 (b)(h)	1,334,493	115,691
REMIC, Series 2021-3, Class TI
2.50%, due 2/25/51 (h)	1,075,830	177,640
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (h)	1,087,832	168,246
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (h)	2,963,462	383,040
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (h)	440,040	49,452
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (h)	4,342,922	703,264
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	3,009,676	519,726
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (h)	1,928,161	414,636
FNMA, Strips (h)
Series 426, Class C32
1.50%, due 2/25/52	3,452,843	322,075
Series 440, Class C46
4.00%, due 10/25/53	1,613,110	353,539
Series 438, Class C34
6.00%, due 8/25/53	1,432,618	335,045
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (-1 x 1 Month SOFR + 2.716%), due 1/20/50 (b)(h)	2,672,598	17,545
REMIC, Series 2021-16, Class AS
(zero coupon) (-1 x 1 Month SOFR + 2.636%), due 1/20/51 (b)(h)	3,823,996	21,208
REMIC, Series 2023-101, Class KO
(zero coupon), due 1/20/51	1,202,144	781,361
REMIC, Series 2021-29, Class AS
(zero coupon) (-1 x SOFR 30A + 2.70%), due 2/20/51 (b)(h)	3,580,983	21,671
REMIC, Series 2021-97, Class SA
(zero coupon) (-1 x SOFR 30A + 2.60%), due 6/20/51 (b)(h)	4,828,876	19,478
REMIC, Series 2021-136, Class SB
(zero coupon) (-1 x SOFR 30A + 3.20%), due 8/20/51 (b)(h)	13,079,802	109,732
REMIC, Series 2021-205, Class DS
(zero coupon) (-1 x SOFR 30A + 3.20%), due 11/20/51 (b)(h)	5,372,903	55,002
REMIC, Series 2021-226, Class SA
(zero coupon) (-1 x SOFR 30A + 1.70%), due 12/20/51 (b)(h)	2,902,310	4,160
REMIC, Series 2022-87, Class SA
(zero coupon) (-1 x SOFR 30A + 3.30%), due 5/20/52 (b)(h)	3,749,165	27,649
REMIC, Series 2022-107, Class SA
(zero coupon) (-1 x SOFR 30A + 3.47%), due 6/20/52 (b)(h)	9,453,706	63,257

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2022-101, Class SB
(zero coupon) (-1 x SOFR 30A + 3.30%), due 6/20/52 (b)(h)	$ 1,878,739	$ 10,361
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,197,903	952,315
REMIC, Series 2023-53
(zero coupon), due 4/20/53	340,527	270,522
REMIC, Series 2021-158, Class SB
0.079% (-1 x SOFR 30A + 3.70%), due 9/20/51 (b)(h)	3,060,631	46,604
REMIC, Series 2022-78, Class S
0.079% (-1 x SOFR 30A + 3.70%), due 4/20/52 (b)(h)	2,036,265	19,581
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	638,112	75,102
REMIC, Series 2020-188
2.00%, due 12/20/50 (h)	2,833,030	311,834
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (h)	1,873,728	220,690
REMIC, Series 2025-2, Class WZ
2.00%, due 8/20/52	1,664,142	1,025,059
REMIC, Series 2020-34, Class SC
2.266% (-1 x 1 Month SOFR + 5.936%), due 3/20/50 (b)(h)	1,797,799	176,535
REMIC, Series 2025-131, Class S
2.429% (-1 x SOFR 30A + 6.05%), due 8/20/55 (b)(h)	1,640,418	120,870
REMIC, Series 2020-188, Class DI
2.50%, due 12/20/50 (h)	3,782,314	569,722
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (h)	682,870	99,276
REMIC, Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (b)	1,529,266	1,269,772
REMIC, Series 2021-188
2.50%, due 10/20/51 (h)	3,372,458	535,029
REMIC, Series 2020-146, Class SA
2.516% (-1 x 1 Month SOFR + 6.186%), due 10/20/50 (b)(h)	1,777,032	196,869
REMIC, Series 2021-179, Class SA
2.516% (-1 x 1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	2,416,979	281,386
REMIC, Series 2020-167, Class SN
2.516% (-1 x 1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	1,147,400	129,637
REMIC, Series 2020-189, Class NS
2.516% (-1 x 1 Month SOFR + 6.186%), due 12/20/50 (b)(h)	2,857,789	334,788
REMIC, Series 2020-189, Class SU
2.516% (-1 x 1 Month SOFR + 6.186%), due 12/20/50 (b)(h)	587,630	69,224
REMIC, Series 2021-46, Class QS
2.516% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	626,622	67,532
REMIC, Series 2021-57, Class SD
2.516% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	5,972,768	679,790
REMIC, Series 2021-46, Class TS
2.516% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	1,366,375	148,170

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-96, Class NS
2.516% (-1 x 1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	$ 3,569,044	$ 382,291
REMIC, Series 2021-97, Class SM
2.516% (-1 x 1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	907,740	102,196
REMIC, Series 2021-96, Class SN
2.516% (-1 x 1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	2,126,633	203,395
REMIC, Series 2021-122, Class HS
2.516% (-1 x 1 Month SOFR + 6.186%), due 7/20/51 (b)(h)	2,067,881	237,255
REMIC, Series 2021-96, Class JS
2.566% (-1 x 1 Month SOFR + 6.236%), due 6/20/51 (b)(h)	1,688,451	200,998
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (h)	1,700,751	287,027
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (h)	2,845,696	466,816
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (h)	298,827	43,134
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (h)	1,227,587	202,049
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (h)	1,226,714	215,946
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (h)	1,812,567	312,256
REMIC, Series 2022-207
3.00%, due 8/20/51 (h)	1,882,597	320,516
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (h)	4,015,202	706,077
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (h)	2,754,173	458,775
REMIC, Series 2023-86, Class SE
3.029% (-1 x SOFR 30A + 6.65%), due 9/20/50 (b)(h)	1,416,028	187,560
REMIC, Series 2023-1, Class HD
3.50%, due 1/20/52	636,633	561,740
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (h)	1,469,839	323,418
REMIC, Series 2024-164, Class PB
4.50%, due 1/20/54	280,997	276,190
REMIC, Series 2023-38, Class WT
6.403%, due 12/20/51 (c)	519,161	528,855
REMIC, Series 2023-59, Class YC
7.094%, due 9/20/51 (c)	1,142,683	1,223,106
REMIC, Series 2023-55, Class LB
7.754%, due 11/20/51 (c)	758,873	837,235
REMIC, Series 2023-55, Class CG
7.864%, due 7/20/51 (c)	778,346	860,745
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2025-01, Class M2
6.716% (SOFR 30A + 3.10%), due 5/25/55	930,000	943,960

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class B10
9.231% (SOFR 30A + 5.614%), due 10/25/49	$ 1,040,000	$ 1,053,938
Series 2020-01, Class CE
11.231% (SOFR 30A + 7.614%), due 3/25/50	1,400,000	1,444,975
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU
3.25%, due 11/25/64	2,097,808	1,772,718
		35,667,395
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.2%
BAMLL Commercial Mortgage Securities Trust (a)
Series 2016-ISQ, Class A
2.848%, due 8/14/34	1,085,000	768,766
Series 2014-520M, Class A
4.185%, due 8/15/46 (i)	800,000	718,520
BBSG Mortgage Trust
Series 2016-MRP, Class A
3.275%, due 6/5/36 (a)	605,000	555,100
Benchmark Mortgage Trust (i)
Series 2018-B6, Class D
3.084%, due 10/10/51 (a)	815,000	613,994
Series 2019-B14, Class C
3.771%, due 12/15/62	1,260,000	901,552
BF Mortgage Trust
Series 2019-NYT, Class F
6.974% (1 Month SOFR + 3.297%), due 12/15/35 (a)(b)	1,280,000	979,712
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C
5.451%, due 10/10/42 (a)(i)	1,050,000	1,038,025
BLP Commercial Mortgage Trust
Series 2023-IND, Class F
7.863% (1 Month SOFR + 4.187%), due 3/15/40 (a)(b)	898,961	903,456
BMO Mortgage Trust
Series 2022-C1, Class 111A
3.269%, due 2/17/55 (a)(i)	1,400,000	1,349,813
BSST Mortgage Trust
Series 2022-1700, Class A
4.977% (1 Month SOFR + 1.30%), due 2/15/37 (a)(b)	1,025,000	964,753
BWAY Mortgage Trust
Series 2013-1515, Class C
3.446%, due 3/10/33 (a)	955,000	881,270
BX Commercial Mortgage Trust (a)
Series 2019-IMC, Class F
6.622% (1 Month SOFR + 2.946%), due 4/15/34 (b)	820,000	802,004
Series 2024-VLT5, Class E
7.872%, due 11/13/46 (i)	945,000	933,624

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Commercial Mortgage Trust (a)
Series 2024-BRBK, Class D
9.676% (1 Month SOFR + 5.971%), due 10/15/41 (b)	$ 780,000	$ 776,115
BX Trust (a)(b)
Series 2025-VOLT, Class D
6.426% (1 Month SOFR + 2.75%), due 12/15/44	920,000	917,699
Series 2025-VLT7, Class E
7.426% (1 Month SOFR + 3.75%), due 7/15/44	525,000	525,970
Citigroup Commercial Mortgage Trust (i)
Series 2018-B2, Class D
3.143%, due 3/10/51 (a)	1,730,000	1,255,105
Series 2026-MFAM1, Class B
6.087%, due 7/15/59	950,000	963,304
Commercial Mortgage Trust (a)
Series 2020-CX, Class D
2.683%, due 11/10/46 (i)	1,270,000	981,589
Series 2018-HCLV, Class A
4.972% (1 Month SOFR + 1.296%), due 9/15/33 (b)	850,000	804,386
DBUBS Mortgage Trust
Series 2011-LC3A, Class PM2
5.098%, due 5/10/44 (a)(i)	750,000	11,250
Extended Stay America Trust
Series 2026-ESH2, Class D
5.926% (1 Month SOFR + 2.25%), due 2/15/43 (a)(b)	501,252	504,072
FHLMC MSCR Trust (a)(b)
Series 2021-MN3, Class M1
5.916% (SOFR 30A + 2.30%), due 11/25/51	151,869	151,887
Series 2024-MN9, Class M2
6.867% (SOFR 30A + 3.25%), due 10/25/44	1,175,000	1,188,454
REMIC, Series 2024-MN8, Class M2
7.866% (SOFR 30A + 4.25%), due 5/25/44	700,000	730,640
First Citizens Loan Trust
Series 2026-SBA1A, Class M2
6.33%, due 5/27/53 (a)	1,028,394	1,017,979
GNMA (h)
REMIC, Series 2025-112
0.57%, due 3/16/66 (i)	5,442,049	265,722
REMIC, Series 2023-194, Class CI
0.844%, due 10/16/65 (i)	4,059,993	241,993
REMIC, Series 2023-159, Class CI
0.956%, due 7/16/65 (c)	5,606,248	375,357
REMIC, Series 2020-168, Class IA
0.975%, due 12/16/62 (i)	2,766,602	193,921
REMIC, Series 2021-47
0.992%, due 3/16/61 (i)	6,577,627	427,648
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (i)	2,417,115	158,588

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
GNMA (h)
REMIC, Series 2023-172
1.332%, due 2/16/66 (i)	$ 3,833,840	$ 337,183
GS Mortgage Securities Trust
Series 2015-GC30, Class D
3.384%, due 5/10/50	2,150,000	1,310,855
Series 2015-GC30, Class B
3.961%, due 5/10/50 (i)	353,157	343,446
Series 2024-FAIR, Class D
7.949%, due 7/15/29 (a)(i)	835,000	820,050
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-1440, Class A
5.091% (1 Month SOFR + 1.414%), due 3/15/36 (a)(b)	585,000	549,944
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	1,055,000	857,121
Life Mortgage Trust
Series 2022-BMR2, Class A1
4.972% (1 Month SOFR + 1.295%), due 5/15/39 (a)(b)	900,000	843,750
LONG Trust
Series 2026-ISL, Class A
5.376% (1 Month SOFR + 1.70%), due 6/15/43 (a)(b)	1,150,000	1,148,001
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class D
3.962%, due 4/15/48 (a)(i)	1,450,000	572,735
Morgan Stanley Capital I Trust (a)
Series 2021-230P, Class A
4.96% (1 Month SOFR + 1.284%), due 12/15/38 (b)	580,000	562,836
Series 2015-420, Class A
7.982%, due 10/12/50 (g)	623,493	631,886
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2024-01, Class M10
7.466% (SOFR 30A + 3.85%), due 7/25/54	670,000	695,716
Series 2023-01, Class M10
10.116% (SOFR 30A + 6.50%), due 11/25/53	735,000	838,497
PNW Trust
Series 2026-ARTE, Class A
5.388% (1 Month SOFR + 1.711%), due 4/15/41 (a)(b)	1,005,000	1,002,487
PTCM Re-REMIC Trust (a)(i)
Series 2026-FRR1, Class C157
2.016%, due 7/25/60	750,000	509,441
Series 2026-FRR1, Class C169
2.999%, due 3/25/62	815,000	558,786
ROCK Trust
Series 2024-CNTR, Class C
6.471%, due 11/13/41 (a)	765,000	779,154

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
UBS Commercial Mortgage Trust
Series 2018-C9, Class C
4.942%, due 3/15/51 (i)	$ 1,390,000	$ 820,358
WB Commercial Mortgage Trust
Series 2024-HQ, Class A
5.937%, due 3/15/40 (a)(i)	615,000	615,929
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class D
4.796%, due 1/15/59 (i)	1,330,000	598,500
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.516%, due 6/5/35 (a)(i)	1,140,000	865,876
		38,164,819
Whole Loan (Collateralized Mortgage Obligations) 3.5%
BRAVO Residential Funding Trust
Series 2024-NQM8, Class A1A
4.30%, due 8/1/53 (a)(g)	444,871	435,676
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(c)(h)	35,886,986	442,666
Citigroup Mortgage Loan Trust (a)(c)
Series 2014-C, Class B3
4.25%, due 2/25/54	1,140,000	947,265
Series 2025-LTV1, Class A1
5.237%, due 12/25/55	1,048,985	1,041,667
Connecticut Avenue Securities Trust (a)(b)
Series 2025-R02, Class 1B1
5.566% (SOFR 30A + 1.95%), due 2/25/45	370,000	373,205
Series 2021-R03, Class 1B1
6.366% (SOFR 30A + 2.75%), due 12/25/41	450,000	452,988
Series 2023-R07, Class 2M2
6.866% (SOFR 30A + 3.25%), due 9/25/43	1,730,000	1,779,102
Series 2023-R03, Class 2M2
7.516% (SOFR 30A + 3.90%), due 4/25/43	1,610,000	1,678,275
Series 2021-R03, Class 1B2
9.116% (SOFR 30A + 5.50%), due 12/25/41	475,000	482,743
Series 2022-R02, Class 2B2
11.266% (SOFR 30A + 7.65%), due 1/25/42	1,055,000	1,085,901
Series 2019-HRP1, Class B1
12.981% (SOFR 30A + 9.364%), due 11/25/39	1,647,649	1,687,718
FHLMC STACR REMIC Trust (a)(b)
Series 2021-HQA1, Class B2
8.616% (SOFR 30A + 5.00%), due 8/25/33	775,000	923,027
Series 2020-HQA1, Class B2
8.831% (SOFR 30A + 5.214%), due 1/25/50	1,320,000	1,456,145
Series 2022-HQA1, Class B1
10.616% (SOFR 30A + 7.00%), due 3/25/42	1,355,000	1,403,279

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(b)
Series 2022-DNA1, Class B2
10.716% (SOFR 30A + 7.10%), due 1/25/42	$ 1,360,000	$ 1,396,669
FHLMC STACR Securitized Participation Interests Trust
REMIC, Series 2018-SPI3, Class B
4.161%, due 8/25/48 (a)(c)	1,512,116	1,223,515
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
8.531% (SOFR 30A + 4.914%), due 9/25/47	1,345,000	1,478,879
REMIC, Series 2019-FTR1, Class B2
12.081% (SOFR 30A + 8.464%), due 1/25/48	1,190,000	1,401,594
REMIC, Series 2019-HQA2, Class B2
14.981% (SOFR 30A + 11.364%), due 4/25/49	1,650,000	1,939,789
Flagstar Mortgage Trust
Series 2021-6INV, Class A18
2.50%, due 8/25/51 (a)(c)	79,521	63,507
GS Mortgage-Backed Securities Trust (a)
Series 2021-PJ6, Class A2
2.50%, due 11/25/51 (c)	1,760,066	1,415,871
Series 2022-HP1, Class B4
3.308%, due 9/25/52 (i)	705,425	574,679
J.P. Morgan Mortgage Trust
Series 2021-4, Class B1
2.886%, due 8/25/51 (a)(i)	2,270,999	1,873,529
loanDepot GMSR Master Trust
Series 2025-GT2, Class A
6.82% (1 Month SOFR + 3.15%), due 7/16/30 (a)(b)	1,250,000	1,252,182
Mill City Mortgage Loan Trust (a)(c)
Series 2018-4, Class B4
3.099%, due 4/25/66	1,063,757	635,228
Series 2018-3, Class B2
3.25%, due 8/25/58	1,806,149	1,357,186
Series 2018-3, Class B4
3.653%, due 8/25/58	668,575	431,126
OBX Trust (a)
Series 2025-R1, Class A1
4.94%, due 9/25/62 (g)	601,099	592,849
Series 2026-NQM8, Class A1
5.297%, due 5/25/66 (c)	1,112,535	1,107,585
Series 2024-NQM11, Class B1A
7.252%, due 6/25/64 (c)	1,457,000	1,472,864
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(c)	2,022,157	1,630,550
Santander Mortgage Asset Receivable Trust
Series 2026-NQMS1, Class A2
5.796%, due 10/25/65 (a)(g)	1,133,192	1,129,147

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
SG Residential Mortgage Trust
Series 2026-4, Class A1
5.507%, due 7/1/66 (a)(c)	$ 1,142,577	$ 1,139,228
STACR Trust (a)(b)
Series 2018-HRP2, Class B2
14.231% (SOFR 30A + 10.614%), due 2/25/47	560,000	665,874
Series 2018-HRP1, Class B2
15.481% (SOFR 30A + 11.864%), due 5/25/43	2,134,900	2,466,977
Towd Point Mortgage Trust (a)(c)
Series 2018-2, Class B5
3.613%, due 3/25/58	1,203,829	566,048
Series 2017-4, Class B5
3.636%, due 6/25/57	857,704	595,674
		40,600,207
Total Mortgage-Backed Securities (Cost $116,596,858)		114,432,421
U.S. Government & Federal Agencies 9.9%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.2%
UMBS Pool, 30 Year
2.00%, due 3/1/52	3,336,585	2,615,746
2.00%, due 5/1/52	1,983,227	1,551,401
3.00%, due 7/1/52	1,717,291	1,467,964
3.50%, due 9/1/47	933,889	843,834
3.50%, due 11/1/47	1,790,653	1,616,752
4.00%, due 3/1/53	1,279,958	1,173,683
4.50%, due 10/1/52	1,885,602	1,784,214
5.00%, due 12/1/55	774,843	751,975
5.50%, due 7/1/53	806,196	801,996
5.50%, due 11/1/54	655,504	652,998
6.00%, due 8/1/55	1,352,818	1,368,906
		14,629,469
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.6%
UMBS, 30 Year
2.00%, due 10/1/50	3,904,392	3,071,444
2.00%, due 1/1/52	1,062,040	834,116
2.00%, due 3/1/52	7,034,291	5,516,005
2.50%, due 6/1/51	308,544	257,891
2.50%, due 11/1/51	1,388,234	1,143,405
2.50%, due 4/1/52	628,538	516,448
2.50%, due 6/1/52	2,697,244	2,216,271
4.00%, due 8/1/48	335,067	311,073
4.00%, due 2/1/49	194,745	180,853
4.00%, due 6/1/52	701,299	643,055
4.00%, due 5/1/53	823,219	753,063
4.50%, due 1/1/54	820,428	773,133

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
5.00%, due 11/1/52	$ 2,254,347	$ 2,193,173
5.00%, due 3/1/53	1,171,165	1,138,145
5.00%, due 7/1/56	1,380,000	1,334,849
5.50%, due 2/1/53	302,285	301,413
5.50%, due 8/1/53	368,121	368,127
5.50%, due 5/1/54	1,796,343	1,781,772
5.50%, due 10/1/54	3,849,055	3,812,384
6.00%, due 9/1/53	2,733	2,772
6.00%, due 9/1/54	1,336,578	1,355,656
6.00%, due 10/1/55	1,745,896	1,766,658
		30,271,706
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.3%
GNMA I, Single Family, 30 Year
6.50%, due 4/15/29	2	2
GNMA II, Single Family, 30 Year
3.00%, due 10/20/51	2,201,088	1,912,172
3.00%, due 11/20/51	2,026,126	1,760,174
		3,672,348
United States Treasury Bonds 2.6%
U.S. Treasury Bonds
5.00%, due 5/15/46	19,415,000	18,780,979
5.00%, due 5/15/56	12,375,000	11,903,203
		30,684,182
United States Treasury Notes 3.2%
U.S. Treasury Notes
4.25%, due 7/31/28	1,000,000	999,648
4.375%, due 7/31/31	5,460,000	5,447,630
4.375%, due 7/31/33	31,185,000	30,829,296
4.375%, due 5/15/36	520,000	506,350
		37,782,924
Total U.S. Government & Federal Agencies (Cost $119,218,266)		117,040,629
Total Long-Term Bonds (Cost $442,012,423)		432,138,371

	Shares

Common Stocks 60.6%
Aerospace & Defense 0.9%
BAE Systems plc (United Kingdom)	235,443	6,656,413
General Dynamics Corp.	10,658	4,086,490
		10,742,903

	Shares	Value
Common Stocks
Air Freight & Logistics 0.9%
Deutsche Post AG (Germany)	106,918	$ 7,118,013
United Parcel Service, Inc., Class B	34,602	3,606,220
		10,724,233
Automobile Components 0.4%
Cie Generale des Etablissements Michelin SCA (France)	105,471	4,259,610
Automobiles 0.3%
Toyota Motor Corp. (Japan)	193,300	3,672,532
Banks 4.3%
Bank of America Corp.	124,525	7,714,324
Bank of Nova Scotia (The) (Canada)	48,060	4,215,814
Columbia Banking System, Inc.	161,589	5,052,888
DBS Group Holdings Ltd. (Singapore)	86,500	4,987,165
JPMorgan Chase & Co.	25,332	8,911,544
Lloyds Banking Group plc (United Kingdom)	2,818,184	4,366,638
Regions Financial Corp.	127,557	3,947,889
Truist Financial Corp.	86,460	4,482,086
U.S. Bancorp	103,167	6,500,553
		50,178,901
Beverages 1.4%
Coca-Cola Co. (The)	92,413	8,094,455
Coca-Cola Europacific Partners plc (United Kingdom)	42,610	4,664,090
PepsiCo, Inc.	24,110	3,364,792
		16,123,337
Biotechnology 0.8%
AbbVie, Inc.	38,033	9,544,001
Capital Markets 1.0%
BlackRock, Inc.	3,630	3,958,116
Lazard, Inc.	96,100	4,072,718
Partners Group Holding AG (Switzerland)	4,221	3,510,191
		11,541,025
Chemicals 1.5%
Croda International plc (United Kingdom)	100,539	4,352,688
Linde plc	7,602	3,636,645
Nutrien Ltd. (Canada)	63,059	4,355,485
Scotts Miracle-Gro Co. (The)	90,116	5,918,819
		18,263,637
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	10	104

	Shares	Value
Common Stocks
Communications Equipment 1.4%
Cisco Systems, Inc.	138,778	$ 16,096,860
Construction & Engineering 0.3%
Vinci SA (France)	29,344	4,154,560
Consumer Staples Distribution & Retail 0.3%
Koninklijke Ahold Delhaize NV (Netherlands)	95,805	3,781,227
Containers & Packaging 0.5%
Sonoco Products Co.	96,415	5,433,949
Diversified Telecommunication Services 2.3%
AT&T, Inc.	280,987	6,532,948
Deutsche Telekom AG (Registered) (Germany)	121,298	3,744,865
Orange SA (France)	393,596	7,521,953
Telenor ASA (Norway)	257,591	3,627,040
Verizon Communications, Inc.	124,118	5,809,964
		27,236,770
Electric Utilities 2.7%
American Electric Power Co., Inc.	67,924	8,684,083
Duke Energy Corp.	28,020	3,514,549
Entergy Corp.	55,818	6,007,133
NextEra Energy, Inc.	60,288	5,240,233
Pinnacle West Capital Corp.	47,189	4,765,617
Terna - Rete Elettrica Nazionale (Italy)	333,829	3,841,181
		32,052,796
Electrical Equipment 0.3%
Eaton Corp. plc	9,432	3,916,166
Food Products 1.3%
Hormel Foods Corp.	154,944	3,875,150
McCormick & Co., Inc. (Non-Voting)	76,756	3,906,880
Mondelez International, Inc., Class A	64,183	3,999,243
Nestle SA (Registered) (Switzerland)	35,585	3,554,056
		15,335,329
Gas Utilities 0.5%
Snam SpA (Italy)	913,140	6,192,959
Health Care Equipment & Supplies 0.3%
Medtronic plc	48,154	4,111,870
Health Care Providers & Services 1.3%
CVS Health Corp.	145,747	15,220,359

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure 1.4%
McDonald's Corp.	24,843	$ 6,723,510
Restaurant Brands International, Inc. (Canada)	77,798	5,758,608
Vail Resorts, Inc. (d)	26,245	3,920,478
		16,402,596
Household Products 0.8%
Kimberly-Clark Corp.	39,756	4,345,728
Reckitt Benckiser Group plc (United Kingdom)	64,839	4,576,809
		8,922,537
Industrial Conglomerates 0.9%
Honeywell International, Inc.	15,656	3,805,191
Siemens AG (Registered) (Germany)	19,615	6,394,249
		10,199,440
Insurance 4.4%
AIA Group Ltd. (Hong Kong)	450,200	4,559,108
Allianz SE (Registered) (Germany)	14,045	7,010,188
AXA SA (France)	157,568	8,174,200
Legal & General Group plc (United Kingdom)	916,950	3,710,103
Manulife Financial Corp. (Canada)	228,135	10,132,101
MetLife, Inc.	99,395	9,554,841
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	7,122	4,291,186
NN Group NV (Netherlands)	44,563	4,191,636
		51,623,363
Interactive Media & Services 1.0%
Alphabet, Inc., Class C	16,015	5,711,750
Meta Platforms, Inc., Class A	10,054	5,597,162
		11,308,912
IT Services 1.2%
Accenture plc, Class A	33,494	5,557,324
International Business Machines Corp.	39,992	8,944,211
		14,501,535
Leisure Products 0.8%
Hasbro, Inc.	95,748	8,994,567
Machinery 0.3%
Toro Co. (The)	41,715	3,832,357
Media 0.8%
Nexstar Media Group, Inc.	26,009	4,955,495
Omnicom Group, Inc.	52,690	4,146,703
		9,102,198
Multi-Utilities 0.8%
National Grid plc (United Kingdom)	216,615	3,466,022

	Shares	Value
Common Stocks
Multi-Utilities
NiSource, Inc.	125,736	$ 5,586,450
		9,052,472
Oil, Gas & Consumable Fuels 2.8%
Chevron Corp.	34,624	6,815,042
DCC Energy plc (United Kingdom)	47,017	4,033,267
Equinor ASA (Norway)	113,368	4,659,762
MPLX LP	115,912	6,775,056
ONEOK, Inc.	54,781	4,974,662
TotalEnergies SE (France)	58,532	5,198,879
		32,456,668
Personal Care Products 0.3%
Unilever plc (United Kingdom)	62,839	3,991,066
Pharmaceuticals 4.1%
Astellas Pharma, Inc. (Japan)	293,000	4,029,532
Bristol-Myers Squibb Co.	81,728	5,337,656
Eli Lilly & Co.	3,648	4,190,968
GSK plc (United Kingdom)	254,259	6,583,466
Johnson & Johnson	24,195	6,202,388
Merck & Co., Inc.	50,580	6,585,516
Novartis AG (Registered)	36,878	5,756,951
Pfizer, Inc.	164,213	4,106,967
Sanofi SA (France)	64,503	5,549,138
		48,342,582
Professional Services 0.3%
Intertek Group plc (United Kingdom)	50,479	3,979,095
Retail REITs 0.3%
NNN REIT, Inc.	79,719	3,788,247
Semiconductors & Semiconductor Equipment 6.1%
Analog Devices, Inc.	36,056	13,247,335
Broadcom, Inc.	38,271	14,898,135
Microchip Technology, Inc.	133,560	9,922,172
NVIDIA Corp.	23,412	4,699,959
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	37,551	15,179,992
Texas Instruments, Inc.	48,512	13,376,699
		71,324,292
Software 1.4%
Microsoft Corp.	35,648	16,566,339
Specialized REITs 1.0%
CubeSmart	96,180	3,987,623

	Shares	Value
Common Stocks
Specialized REITs
Lamar Advertising Co., Class A	24,906	$ 3,983,964
VICI Properties, Inc.	153,600	4,047,360
		12,018,947
Specialty Retail 0.9%
Best Buy Co., Inc.	66,307	5,719,642
Home Depot, Inc. (The)	15,587	5,174,260
		10,893,902
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc.	24,740	7,642,433
Dell Technologies, Inc., Class C	38,344	15,543,507
Hewlett Packard Enterprise Co.	352,856	16,901,803
NetApp, Inc.	51,342	9,164,547
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	2,157	9,113,869
		58,366,159
Tobacco 1.3%
British American Tobacco plc (United Kingdom)	57,261	3,476,364
Imperial Brands plc (United Kingdom)	159,122	6,039,674
Philip Morris International, Inc.	33,068	6,310,036
		15,826,074
Trading Companies & Distributors 1.0%
MSC Industrial Direct Co., Inc., Class A	65,398	8,070,113
Watsco, Inc.	11,516	3,561,899
		11,632,012
Water Utilities 0.3%
Essential Utilities, Inc.	92,494	3,685,886
Wireless Telecommunication Services 0.7%
Rogers Communications, Inc., Class B (Canada)	119,577	4,048,311
SoftBank Corp. (Japan)	2,974,800	4,176,921
		8,225,232
Total Common Stocks (Cost $440,381,135)		713,619,606
Short-Term Investments 1.0%
Affiliated Investment Company 0.9%
NYLIM U.S. Government Liquidity Fund, 3.585% (j)	10,762,132	10,762,132

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 3.742% (j)(k)	1,252,960	$ 1,252,960
Total Short-Term Investments (Cost $12,015,092)		12,015,092
Total Investments (Cost $894,408,650)	98.3%	1,157,773,069
Other Assets, Less Liabilities	1.7	19,445,302
Net Assets	100.0%	$ 1,177,218,371

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2026.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2026.
(d)	All or a portion of this security was held on loan. As of July 31, 2026, the aggregate market value of securities on loan was $5,111,033; the total market value of collateral held by the Fund was $5,740,904. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,487,944. The Fund received cash collateral with a value of $1,252,960.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2026.
(g)	Step coupon—Rate shown was the rate in effect as of July 31, 2026.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2026.
(j)	Current yield as of July 31, 2026.
(k)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 12,099	$ 320,570	$ (321,907)	$ —	$ —	$ 10,762	$ 547	$ —	10,762

Foreign Currency Forward Contracts
As of July 31, 2026, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	23,293,000	USD	16,119,918	JPMorgan Chase Bank N.A.	11/5/26	$ 244,348
EUR	1,493,664	USD	1,708,147	JPMorgan Chase Bank N.A.	11/5/26	20,745
USD	12,241,362	EUR	10,428,000	JPMorgan Chase Bank N.A.	8/4/26	216,314
USD	13,240,348	GBP	9,813,000	JPMorgan Chase Bank N.A.	8/4/26	14,878
USD	12,328,023	GBP	9,143,000	JPMorgan Chase Bank N.A.	8/4/26	5,545
USD	11,909,051	JPY	1,885,255,000	JPMorgan Chase Bank N.A.	8/4/26	59,926
Total Unrealized Appreciation						561,756
AUD	23,293,000	USD	16,680,686	JPMorgan Chase Bank N.A.	8/4/26	(290,566)
EUR	11,921,664	USD	14,004,133	JPMorgan Chase Bank N.A.	8/4/26	(256,666)
USD	25,186,380	GBP	18,956,000	JPMorgan Chase Bank N.A.	11/5/26	(362,050)
USD	11,597,894	JPY	1,885,255,000	JPMorgan Chase Bank N.A.	11/5/26	(341,119)
Total Unrealized Depreciation						(1,250,401)
Net Unrealized Depreciation						$ (688,645)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of July 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro STOXX 50 Index	209	September 2026	$ 15,105,381	$ 15,359,462	$ 254,081
MSCI EAFE Index	90	September 2026	14,266,548	14,320,350	53,802
S&P 500 E-Mini Index	341	September 2026	127,921,325	128,203,213	281,888
S&P MidCap 400 E-Mini Index	36	September 2026	13,779,824	13,582,440	(197,384)
SPI 200 Index	50	September 2026	7,814,688	7,865,928	51,240
U.S. Treasury 2 Year Notes	88	September 2026	18,131,211	18,093,625	(37,586)
U.S. Treasury 5 Year Notes	7	September 2026	744,586	741,836	(2,750)
U.S. Treasury 10 Year Notes	97	September 2026	10,644,506	10,476,000	(168,506)
U.S. Treasury 10 Year Ultra Bonds	26	September 2026	2,854,779	2,852,281	(2,498)
U.S. Treasury Long Bonds	210	September 2026	23,213,861	22,745,625	(468,236)
U.S. Treasury Ultra Bonds	64	September 2026	7,263,533	7,020,000	(243,533)
Yen Denominated Nikkei 225 Index	146	September 2026	29,366,064	29,029,320	(336,744)
Total Long Contracts					(816,226)
Short Contracts
FTSE 100 Index	(188)	September 2026	(26,585,338)	(27,529,411)	(944,073)
Net Unrealized Depreciation					$ (1,760,299)

1.	As of July 31, 2026, cash in the amount of $17,083,418 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2026.
Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
CLO—Collateralized Loan Obligation
EAFE—Europe, Australasia and Far East

EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GMSR—Ginnie Mae Mortgage Servicing Rights
GNMA—Government National Mortgage Association
JPY—Japanese Yen
MSCI—Morgan Stanley Capital International
MSCR—Multifamily Structured Credit Risk
PYG—Paraguay Guarani
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
UYU—Uruguay Peso

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 46,770,277	$ —	$ 46,770,277
Corporate Bonds	—	128,567,962	—	128,567,962
Foreign Government Bonds	—	10,490,549	—	10,490,549
Loan Assignments	—	14,836,533	—	14,836,533
Mortgage-Backed Securities	—	114,432,421	—	114,432,421
U.S. Government & Federal Agencies	—	117,040,629	—	117,040,629
Total Long-Term Bonds	—	432,138,371	—	432,138,371
Common Stocks
Aerospace & Defense	4,086,490	6,656,413	—	10,742,903
Air Freight & Logistics	3,606,220	7,118,013	—	10,724,233
Automobile Components	—	4,259,610	—	4,259,610
Automobiles	—	3,672,532	—	3,672,532
Banks	40,825,098	9,353,803	—	50,178,901
Capital Markets	8,030,834	3,510,191	—	11,541,025
Chemicals	13,910,949	4,352,688	—	18,263,637
Construction & Engineering	—	4,154,560	—	4,154,560
Consumer Staples Distribution & Retail	—	3,781,227	—	3,781,227
Diversified Telecommunication Services	12,342,912	14,893,858	—	27,236,770
Electric Utilities	28,211,615	3,841,181	—	32,052,796
Food Products	11,781,273	3,554,056	—	15,335,329
Gas Utilities	—	6,192,959	—	6,192,959
Household Products	4,345,728	4,576,809	—	8,922,537
Industrial Conglomerates	3,805,191	6,394,249	—	10,199,440
Insurance	19,686,942	31,936,421	—	51,623,363
Multi-Utilities	5,586,450	3,466,022	—	9,052,472
Oil, Gas & Consumable Fuels	18,564,760	13,891,908	—	32,456,668
Personal Care Products	—	3,991,066	—	3,991,066
Pharmaceuticals	26,423,495	21,919,087	—	48,342,582
Professional Services	—	3,979,095	—	3,979,095
Technology Hardware, Storage & Peripherals	49,252,290	9,113,869	—	58,366,159
Tobacco	6,310,036	9,516,038	—	15,826,074
Wireless Telecommunication Services	4,048,311	4,176,921	—	8,225,232
All Other Industries	264,498,436	—	—	264,498,436
Total Common Stocks	525,317,030	188,302,576	—	713,619,606
Short-Term Investments
Affiliated Investment Company	10,762,132	—	—	10,762,132
Unaffiliated Investment Company	1,252,960	—	—	1,252,960
Total Short-Term Investments	12,015,092	—	—	12,015,092
Total Investments in Securities	537,332,122	620,440,947	—	1,157,773,069
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	561,756	—	561,756
Futures Contracts	641,011	—	—	641,011
Total Other Financial Instruments	641,011	561,756	—	1,202,767
Total Investments in Securities and Other Financial Instruments	$ 537,973,133	$ 621,002,703	$ —	$ 1,158,975,836
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (1,250,401)	$ —	$ (1,250,401)
Futures Contracts	(2,401,310)	—	—	(2,401,310)
Total Other Financial Instruments	$ (2,401,310)	$ (1,250,401)	$ —	$ (3,651,711)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM WMC Enduring Capital Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.2%
Air Freight & Logistics 4.7%
Expeditors International of Washington, Inc.	96,327	$ 16,172,340
Banks 5.6%
M&T Bank Corp.	77,459	19,077,377
Beverages 1.8%
Brown-Forman Corp., Class B	216,136	6,209,587
Capital Markets 3.5%
Brookfield Asset Management Ltd., Class A	61,567	2,979,843
Brookfield Corp.	209,126	8,894,129
		11,873,972
Chemicals 7.8%
Linde plc	32,320	15,461,242
Sherwin-Williams Co. (The)	32,280	11,002,638
		26,463,880
Commercial Services & Supplies 11.3%
Cintas Corp.	79,101	16,186,438
Copart, Inc. (a)	414,308	12,064,649
Waste Connections, Inc.	61,342	10,267,424
		38,518,511
Consumer Finance 5.1%
Credit Acceptance Corp. (a)	30,445	17,320,465
Consumer Staples Distribution & Retail 2.8%
Costco Wholesale Corp.	10,063	9,578,869
Containers & Packaging 2.2%
Ball Corp.	117,347	7,615,820
Electronic Equipment, Instruments & Components 6.9%
Amphenol Corp., Class A	98,789	15,875,392
CDW Corp.	51,302	7,582,949
		23,458,341
Financial Services 4.2%
Berkshire Hathaway, Inc., Class B (a)	28,016	14,331,305
Ground Transportation 3.6%
Old Dominion Freight Line, Inc.	58,399	12,388,764
Household Durables 4.5%
NVR, Inc. (a)	2,523	15,509,007

	Shares	Value
Common Stocks
Insurance 8.9%
Markel Group, Inc. (a)	7,241	$ 13,630,024
Progressive Corp. (The)	78,583	16,614,018
		30,244,042
Life Sciences Tools & Services 2.6%
Danaher Corp.	46,223	9,012,560
Machinery 8.6%
Deere & Co.	16,170	9,583,474
PACCAR, Inc.	148,949	19,762,553
		29,346,027
Software 7.1%
Appfolio, Inc., Class A (a)	26,246	4,729,267
Constellation Software, Inc.	8,740	18,722,497
Lumine Group, Inc. (a)	37,318	645,282
		24,097,046
Specialized REITs 1.9%
Public Storage	19,771	6,409,165
Specialty Retail 3.8%
O'Reilly Automotive, Inc. (a)	143,667	12,836,646
Trading Companies & Distributors 2.3%
Watsco, Inc.	25,224	7,801,783
Total Common Stocks (Cost $207,168,957)		338,265,507

	Number of Warrants

Warrants 0.0% ‡
Software 0.0% ‡
Constellation Software, Inc.
Expires 3/31/40 (a)(b)	16,496	—
Total Warrants (Cost $0)		—

	Shares	Value

Short-Term Investment 0.9%
Affiliated Investment Company 0.9%
NYLIM U.S. Government Liquidity Fund, 3.585% (c)	3,019,315	$ 3,019,315
Total Short-Term Investment (Cost $3,019,315)		3,019,315
Total Investments (Cost $210,188,272)	100.1%	341,284,822
Other Assets, Less Liabilities	(0.1)	(386,783)
Net Assets	100.0%	$ 340,898,039

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Current yield as of July 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 4,642	$ 55,665	$ (57,288)	$ —	$ —	$ 3,019	$ 137	$ —	3,019

Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 338,265,507	$ —	$ —	$ 338,265,507
Warrants	—	—	—	—
Short-Term Investment
Affiliated Investment Company	3,019,315	—	—	3,019,315
Total Investments in Securities	$ 341,284,822	$ —	$ —	$ 341,284,822

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM MacKay Convertible Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Principal Amount	Value
Convertible Securities 93.7%
Convertible Bonds 81.4%
Aerospace & Defense 0.5%
BWX Technologies, Inc.
(zero coupon), due 11/1/30 (a)	$ 10,120,000	$ 9,777,613
Automobile Components 0.7%
Patrick Industries, Inc.
1.75%, due 12/1/28	8,804,000	12,175,932
Automobiles 0.4%
Rivian Automotive, Inc.
4.625%, due 3/15/29	7,336,000	8,198,894
Beverages 0.5%
MGP Ingredients, Inc.
1.875%, due 11/15/41	9,940,000	9,685,288
Biotechnology 8.1%
Alnylam Pharmaceuticals, Inc.
1.00%, due 9/15/27	5,460,000	5,655,468
Arrowhead Pharmaceuticals, Inc.
(zero coupon), due 1/15/32	15,973,000	19,800,131
BioMarin Pharmaceutical, Inc.
1.25%, due 5/15/27	19,573,000	19,083,675
Bridgebio Pharma, Inc.
2.25%, due 2/1/29	15,022,000	17,083,018
Halozyme Therapeutics, Inc. (a)
(zero coupon), due 2/15/31	8,856,000	9,808,020
0.875%, due 11/15/32	8,857,000	10,021,696
Ionis Pharmaceuticals, Inc.
(zero coupon), due 12/1/30 (a)	17,766,000	15,734,014
Mirum Pharmaceuticals, Inc.
(zero coupon), due 6/1/32 (a)(b)	22,353,000	22,855,942
Revolution Medicines, Inc.
0.50%, due 5/1/33	23,823,000	29,659,635
		149,701,599
Broadline Retail 1.5%
Etsy, Inc.
0.125%, due 10/1/26	27,834,000	28,382,330
Commercial Services & Supplies 1.6%
Tetra Tech, Inc.
2.25%, due 8/15/28 (b)	26,609,000	29,343,075

	Principal Amount	Value
Convertible Bonds
Communications Equipment 1.9%
Ciena Corp.
(zero coupon), due 9/15/31 (a)	$ 4,190,000	$ 3,961,645
Lumentum Holdings, Inc.
0.50%, due 6/15/28	5,637,000	30,603,273
		34,564,918
Construction & Engineering 0.7%
Fluor Corp.
1.125%, due 8/15/29	10,495,000	13,619,886
Consumer Finance 0.5%
Upstart Holdings, Inc.
1.00%, due 11/15/30	11,789,000	8,950,293
Consumer Staples Distribution & Retail 1.3%
Chefs' Warehouse, Inc. (The)
2.375%, due 12/15/28	9,332,000	24,886,578
Electric Utilities 1.5%
PG&E Corp.
4.25%, due 12/1/27	24,558,000	25,214,926
Southern Co. (The)
3.25%, due 6/15/28	3,000,000	3,027,000
		28,241,926
Electrical Equipment 0.6%
Bloom Energy Corp.
(zero coupon), due 11/15/30 (a)	7,394,000	10,305,388
Electronic Equipment, Instruments & Components 3.8%
Advanced Energy Industries, Inc.
(zero coupon), due 5/15/31 (a)	19,715,000	19,241,840
Avnet, Inc.
1.75%, due 9/1/30 (a)	9,700,000	13,584,850
Mirion Technologies, Inc.
0.25%, due 6/1/30 (a)	18,958,000	18,507,748
OSI Systems, Inc.
0.50%, due 2/1/31 (a)	20,280,000	19,081,164
		70,415,602
Entertainment 3.4%
IMAX Corp.
0.75%, due 11/15/30 (a)	22,983,000	29,653,816
Liberty Media Corp.-Liberty Formula One
2.25%, due 8/15/27	13,561,000	17,120,762

	Principal Amount	Value
Convertible Bonds
Entertainment
Live Nation Entertainment, Inc.
2.875%, due 1/15/30 (b)	$ 13,975,000	$ 16,197,025
		62,971,603
Financial Services 2.5%
Affirm Holdings, Inc.
0.75%, due 12/15/29	11,397,000	12,365,264
Euronet Worldwide, Inc.
0.625%, due 10/1/30 (a)	7,250,000	6,561,250
Global Payments, Inc.
1.50%, due 3/1/31	11,829,000	10,924,081
Shift4 Payments, Inc.
0.50%, due 8/1/27 (b)	18,090,000	17,298,816
		47,149,411
Food Products 2.3%
Freshpet, Inc.
3.00%, due 4/1/28	16,615,000	19,260,939
Post Holdings, Inc.
2.50%, due 8/15/27 (b)	22,194,000	23,226,021
		42,486,960
Ground Transportation 2.1%
Knight-Swift Transportation Holdings, Inc.
1.00%, due 11/15/31 (a)	9,730,000	10,612,997
Uber Technologies, Inc.
Series 2028
0.875%, due 12/1/28	23,456,000	27,683,944
		38,296,941
Health Care Equipment & Supplies 6.2%
DexCom, Inc.
0.375%, due 5/15/28	15,040,000	14,276,720
Integer Holdings Corp.
1.875%, due 3/15/30	25,460,000	26,916,312
iRhythm Holdings, Inc.
1.50%, due 9/1/29	14,384,000	15,763,860
Lantheus Holdings, Inc.
2.625%, due 12/15/27	23,906,000	31,543,967
Merit Medical Systems, Inc.
3.00%, due 2/1/29	23,436,000	27,443,556
		115,944,415
Health Care Providers & Services 1.3%
Guardant Health, Inc.
(zero coupon), due 5/15/33 (a)	16,075,000	24,956,437

	Principal Amount	Value
Convertible Bonds
Health Care REITs 3.3%
Healthcare Realty Holdings LP
3.00%, due 1/15/32 (a)	$ 8,667,000	$ 9,091,683
Welltower OP LLC
3.125%, due 7/15/29 (a)	28,150,000	51,964,900
		61,056,583
Health Care Technology 0.4%
Teladoc Health, Inc.
1.25%, due 6/1/27 (b)	7,157,000	6,978,075
Hotels, Restaurants & Leisure 1.7%
DoorDash, Inc.
(zero coupon), due 5/15/30	12,055,000	12,160,481
NCL Corp. Ltd.
1.125%, due 2/15/27	20,225,000	19,820,500
		31,980,981
Household Durables 0.7%
Meritage Homes Corp.
1.75%, due 5/15/28	13,302,000	13,215,537
Household Products 0.4%
Spectrum Brands, Inc.
3.375%, due 6/1/29	7,412,000	7,755,176
IT Services 4.8%
Akamai Technologies, Inc.
(zero coupon), due 5/15/32 (a)	13,995,000	12,749,445
0.375%, due 9/1/27	16,800,000	20,017,200
Cloudflare, Inc.
(zero coupon), due 6/15/30	17,687,000	24,520,918
Snowflake, Inc.
(zero coupon), due 10/1/27 (b)	16,568,000	31,541,223
		88,828,786
Leisure Products 0.9%
Peloton Interactive, Inc.
5.50%, due 12/1/29	9,651,000	16,343,968
Life Sciences Tools & Services 0.2%
Tempus AI, Inc.
0.75%, due 7/15/30	3,415,000	3,221,199
Machinery 0.5%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28	8,991,000	10,208,831

	Principal Amount	Value
Convertible Bonds
Media 0.9%
Sirius XM Holdings, Inc.
3.75%, due 3/15/28	$ 13,850,000	$ 15,834,012
Metals & Mining 0.4%
MP Materials Corp.
3.00%, due 3/1/30 (a)	3,271,000	6,688,868
Oil, Gas & Consumable Fuels 0.7%
Northern Oil & Gas, Inc.
3.625%, due 4/15/29	12,935,000	12,893,325
Pharmaceuticals 1.8%
Jazz Investments I Ltd.
3.125%, due 9/15/30	11,568,000	20,394,384
Zoetis, Inc.
0.25%, due 6/15/29 (a)	15,259,000	14,023,021
		34,417,405
Professional Services 1.4%
Parsons Corp.
2.625%, due 3/1/29	12,747,000	12,311,053
Planet Labs PBC
0.50%, due 10/15/30 (a)	7,248,000	14,158,968
		26,470,021
Real Estate Management & Development 0.6%
Compass, Inc.
0.25%, due 4/15/31 (a)	10,279,000	10,738,471
Residential REITs 0.5%
Tanger Properties LP
2.375%, due 1/15/31 (a)	8,023,000	8,753,093
Semiconductors & Semiconductor Equipment 6.6%
Amkor Technology, Inc.
(zero coupon), due 7/15/31 (a)(b)	8,365,000	7,777,359
Impinj, Inc.
(zero coupon), due 9/15/29 (a)	10,175,000	10,063,075
MKS, Inc.
1.25%, due 6/1/30	15,811,000	32,432,314
Nova Ltd.
(zero coupon), due 9/15/30 (a)	9,006,000	13,074,460
ON Semiconductor Corp.
(zero coupon), due 5/1/27	9,625,000	15,322,519
(zero coupon), due 5/1/31 (a)	5,580,000	5,203,350

	Principal Amount	Value
Convertible Bonds
Semiconductors & Semiconductor Equipment
Onto Innovation, Inc.
(zero coupon), due 6/1/31 (a)	$ 9,790,000	$ 10,643,506
Semtech Corp.
(zero coupon), due 10/15/30 (a)	12,239,000	18,113,720
Synaptics, Inc.
0.75%, due 12/1/31 (b)	7,650,000	10,233,787
		122,864,090
Software 10.3%
BILL Holdings, Inc.
(zero coupon), due 4/1/30	13,980,000	12,315,681
Check Point Software Technologies Ltd.
(zero coupon), due 12/15/30 (a)	5,698,000	5,280,622
CyberArk Software Ltd.
(zero coupon), due 6/15/30	9,288,000	15,227,676
Datadog, Inc.
(zero coupon), due 12/1/29	16,717,000	24,348,310
Dropbox, Inc.
(zero coupon), due 3/1/28	11,036,000	12,125,805
Five9, Inc.
1.00%, due 3/15/29	5,835,000	5,366,450
Guidewire Software, Inc.
1.25%, due 11/1/29	11,315,000	11,496,040
Life360, Inc.
(zero coupon), due 6/1/30	8,200,000	8,456,250
Nebius Group NV
1.00%, due 9/15/30 (a)	7,292,000	11,639,855
Nutanix, Inc.
0.50%, due 12/15/29	15,180,000	15,802,380
Progress Software Corp.
3.50%, due 3/1/30 (b)	12,780,000	12,734,631
Rubrik, Inc.
(zero coupon), due 6/15/30	7,215,000	7,168,103
Tyler Technologies, Inc.
0.50%, due 7/15/31 (a)	12,697,000	12,966,811
Unity Software, Inc.
(zero coupon), due 3/15/30	10,909,000	12,940,801
Vertex, Inc.
0.75%, due 5/1/29	8,473,000	7,687,129
Workiva, Inc.
1.25%, due 8/15/28	7,850,000	7,490,862
Zscaler, Inc.
(zero coupon), due 7/15/28 (a)	8,460,000	7,865,962
		190,913,368
Specialty Retail 0.9%
Burlington Stores, Inc.
1.25%, due 12/15/27	9,505,000	17,289,595

	Principal Amount	Value
Convertible Bonds
Technology Hardware, Storage & Peripherals 3.0%
Western Digital Corp.
3.00%, due 11/15/28	$ 3,917,000	$ 56,331,160
Total Convertible Bonds (Cost $1,281,618,787)		1,512,837,633

	Shares

Convertible Preferred Stocks 12.3%
Aerospace & Defense 1.2%
Boeing Co. (The)
6.00%	346,200	23,129,622
Banks 1.6%
Bank of America Corp.
Series L
7.25% (c)	12,072	15,571,673
Wells Fargo & Co.
Series L
7.50% (c)	11,552	13,696,513
		29,268,186
Capital Markets 0.4%
Ares Management Corp.
Series B
6.75%	195,700	8,047,184
Electric Utilities 1.5%
NextEra Energy, Inc.
7.299%	521,850	27,762,420
Interactive Media & Services 3.5%
Alphabet, Inc.
Series A
6.25%	1,141,800	57,272,688
Series B
6.25%	139,190	6,987,338
		64,260,026
Semiconductors & Semiconductor Equipment 0.8%
Microchip Technology, Inc.
7.50%	235,175	15,117,049
Software 0.6%
Oracle Corp.
Series D
6.50% (b)	255,420	10,696,990

	Shares	Value
Convertible Preferred Stocks
Technology Hardware, Storage & Peripherals 1.6%
Hewlett Packard Enterprise Co.
7.625%	240,100	$ 29,899,653
Trading Companies & Distributors 1.1%
QXO, Inc.
5.50%	519,808	21,052,224
Total Convertible Preferred Stocks (Cost $216,180,686)		229,233,354
Total Convertible Securities (Cost $1,497,799,473)		1,742,070,987
Common Stock 1.0%
Financial Services 1.0%
Apollo Global Management, Inc.	146,664	18,419,528
Total Common Stock (Cost $14,808,908)		18,419,528
Short-Term Investments 7.5%
Affiliated Investment Company 5.0%
NYLIM U.S. Government Liquidity Fund, 3.585% (d)(e)	93,487,244	93,487,244
Unaffiliated Investment Companies 2.5%
BlackRock Liquidity FedFund, 3.679% (e)(f)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, 3.742% (e)(f)	35,966,079	35,966,079
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 3.69% (e)(f)	5,000,000	5,000,000
		45,966,079
Total Short-Term Investments (Cost $139,453,323)		139,453,323
Total Investments (Cost $1,652,061,704)	102.2%	1,899,943,838
Other Assets, Less Liabilities	(2.2)	(41,183,437)
Net Assets	100.0%	$ 1,858,760,401

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of July 31, 2026, the aggregate market value of securities on loan was $79,396,938; the total market value of collateral held by the Fund was $81,366,347. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $35,400,268. The Fund received cash collateral with a value of $45,966,079.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	As of July 31, 2026, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.

(e)	Current yield as of July 31, 2026.
(f)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 85,131	$ 468,613	$ (460,257)	$ —	$ —	$ 93,487	$ 2,686	$ —	93,487

Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$ —	$ 1,512,837,633	$ —	$ 1,512,837,633
Convertible Preferred Stocks	229,233,354	—	—	229,233,354
Total Convertible Securities	229,233,354	1,512,837,633	—	1,742,070,987
Common Stock	18,419,528	—	—	18,419,528
Short-Term Investments
Affiliated Investment Company	93,487,244	—	—	93,487,244
Unaffiliated Investment Companies	45,966,079	—	—	45,966,079
Total Short-Term Investments	139,453,323	—	—	139,453,323
Total Investments in Securities	$ 387,106,205	$ 1,512,837,633	$ —	$ 1,899,943,838

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM MacKay High Yield Corporate Bond Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 93.2%
Convertible Bond 0.1%
Media 0.1%
Cable One, Inc.
1.125%, due 3/15/28	$ 33,900,000	$ 15,000,750
Total Convertible Bond (Cost $32,539,815)		15,000,750
Corporate Bonds 87.6%
Advertising 1.2%
Clear Channel Outdoor Holdings, Inc. (a)
7.125%, due 2/15/31	7,690,000	7,932,273
7.75%, due 4/15/28	17,605,000	17,632,411
Lamar Media Corp.
3.625%, due 1/15/31	29,590,000	27,431,738
3.75%, due 2/15/28	11,000,000	10,764,987
4.00%, due 2/15/30	31,000,000	29,569,843
4.875%, due 1/15/29	11,500,000	11,333,017
Outfront Media Capital LLC (a)
4.625%, due 3/15/30	5,650,000	5,456,755
6.00%, due 6/15/34	10,000,000	9,875,019
7.375%, due 2/15/31	5,000,000	5,172,465
		125,168,508
Aerospace & Defense 3.0%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	11,500,000	11,747,998
Efesto Bidco SpA Efesto US LLC
Series XR
7.50%, due 2/15/32 (a)	4,500,000	4,550,193
TransDigm, Inc.
4.625%, due 1/15/29	24,500,000	24,016,130
4.875%, due 5/1/29	12,245,000	12,027,924
6.00%, due 1/15/33 (a)	25,500,000	25,497,307
6.375%, due 3/1/29 (a)	78,065,000	79,004,200
6.375%, due 5/31/33 (a)	47,940,000	47,927,857
6.625%, due 3/1/32 (a)	30,150,000	30,654,409
6.75%, due 8/15/28 (a)	31,380,000	31,576,464
6.75%, due 1/31/34 (a)	18,450,000	18,750,237
6.875%, due 12/15/30 (a)	12,250,000	12,557,156
7.125%, due 12/1/31 (a)	11,560,000	11,923,446
		310,233,321
Agriculture 0.0% ‡
Darling Ingredients, Inc.
6.00%, due 6/15/30 (a)	4,000,000	4,017,940

	Principal Amount	Value
Corporate Bonds
Airlines 0.2%
American Airlines, Inc.
5.75%, due 4/20/29 (a)	$ 9,166,667	$ 9,116,260
United Airlines Holdings, Inc.
5.375%, due 3/1/31	10,000,000	9,868,981
		18,985,241
Apparel 0.1%
William Carter Co. (The)
7.375%, due 2/15/31 (a)	7,255,000	7,439,393
Auto Manufacturers 0.4%
JB Poindexter & Co., Inc.
8.75%, due 12/15/31 (a)	45,570,000	46,953,460
Auto Parts & Equipment 2.7%
Adient Global Holdings Ltd. (a)
7.00%, due 4/15/28	3,000,000	3,045,001
8.25%, due 4/15/31	4,250,000	4,419,035
American Axle & Manufacturing, Inc. (a)
6.375%, due 10/15/32	6,000,000	5,967,973
7.75%, due 10/15/33	6,500,000	6,400,693
Clarios Global LP
6.75%, due 2/15/30 (a)	5,000,000	5,126,975
Cooper-Standard Automotive, Inc.
9.25%, due 3/1/31 (a)	16,750,000	17,049,199
Cyprium Corp. (a)
6.125%, due 4/15/31	12,600,000	12,488,238
6.375%, due 4/15/34	10,490,000	10,334,659
Dorman Products, Inc.
6.25%, due 6/15/34 (a)	5,000,000	5,014,250
Garrett Motion Holdings, Inc.
7.75%, due 5/31/32 (a)	13,800,000	14,344,369
Goodyear Tire & Rubber Co. (The)
8.875%, due 7/15/32	2,665,000	2,735,255
IHO Verwaltungs GmbH (a)
6.375% (6.375% Cash or 7.13% PIK), due 5/15/29 (b)	40,980,000	41,243,829
7.375%, due 5/15/33	22,255,000	23,067,753
7.75% (7.75% Cash or 8.50% PIK), due 11/15/30 (b)	36,000,000	37,312,776
8.00% (8.00% Cash or 8.75% PIK), due 11/15/32 (b)	18,655,000	19,588,757
Phinia, Inc. (a)
6.625%, due 10/15/32	5,410,000	5,463,808
6.75%, due 4/15/29	16,150,000	16,417,476
Realtruck Group, Inc.
6.25%, due 7/31/31 (a)	33,602,400	5,890,914
Tenneco, Inc.
8.00%, due 11/17/28 (a)	21,685,000	21,739,422

	Principal Amount	Value
Corporate Bonds
Auto Parts & Equipment
ZF North America Capital, Inc. (a)
6.75%, due 4/23/30	$ 4,725,000	$ 4,688,948
7.50%, due 3/24/31	22,500,000	22,656,906
		284,996,236
Biotechnology 0.3%
BioMarin Pharmaceutical, Inc.
5.50%, due 2/15/34 (a)	3,000,000	2,926,717
GENMAB A/S (a)
6.25%, due 12/15/32	17,200,000	17,357,432
7.25%, due 12/15/33	10,600,000	10,929,702
		31,213,851
Building Materials 1.2%
EMRLD Borrower LP
6.625%, due 12/15/30 (a)	33,075,000	33,617,331
Knife River Corp.
7.75%, due 5/1/31 (a)	16,000,000	16,504,368
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	7,500,000	7,504,237
Quikrete Holdings, Inc. (a)
6.375%, due 3/1/32	51,355,000	51,981,736
6.75%, due 3/1/33	16,500,000	16,718,155
		126,325,827
Chemicals 2.7%
ASP Unifrax Holdings, Inc. (a)(b)(c)(d)
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29	17,750,754	1,775
11.175% (6.425% Cash and 4.75% PIK), due 9/30/29	1,454,728	509,155
Axalta Coating Systems Dutch Holding B BV
7.25%, due 2/15/31 (a)	2,000,000	2,068,502
Celanese US Holdings LLC (e)
7.33%, due 7/15/29	2,500,000	2,598,872
7.35%, due 11/15/28	1,870,000	1,940,065
7.379%, due 7/15/32	10,000,000	10,463,130
7.55%, due 11/15/30	9,950,000	10,474,057
GPD Cos., Inc.
12.50% (10.125% Cash and 2.375% PIK), due 12/31/29 (a)(b)	22,529,968	14,403,289
Innophos Holdings, Inc.
11.50%, due 6/15/29 (a)	51,615,550	48,518,617
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	15,375,000	15,383,641
7.00%, due 12/1/31	8,385,000	8,794,222
8.50%, due 11/15/28	14,360,000	14,805,189
9.00%, due 2/15/30	22,710,000	23,790,996
Olympus Water US Holding Corp. (a)
6.75%, due 8/1/32	7,965,000	7,751,962
7.25%, due 2/15/33	9,500,000	9,305,907

	Principal Amount	Value
Corporate Bonds
Chemicals
Perimeter Holdings LLC
6.25%, due 1/15/34 (a)	$ 20,420,000	$ 20,046,385
Qnity Electronics, Inc. (a)
5.75%, due 8/15/32	15,335,000	15,225,919
6.25%, due 8/15/33	10,025,000	10,071,696
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28 (a)	5,000,000	4,999,750
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	42,380,000	41,384,121
Solstice Advanced Materials, Inc.
5.625%, due 9/30/33 (a)	17,840,000	17,444,560
		279,981,810
Coal 0.2%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	18,000,000	18,779,760
Commercial Services 3.8%
Belron UK Finance plc
5.75%, due 10/15/29 (a)	13,360,000	13,355,777
Block, Inc.
5.625%, due 8/15/30 (a)	13,595,000	13,525,449
6.00%, due 8/15/33 (a)	11,285,000	11,191,208
6.50%, due 5/15/32	18,500,000	18,690,624
Carrix, Inc.
6.125%, due 8/1/33 (a)	11,370,000	11,317,485
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	31,724,000	30,650,114
4.875%, due 7/1/29	52,576,000	48,412,775
CompoSecure Holdings LLC
5.625%, due 2/1/33 (a)	16,830,000	16,177,131
DCLI Bidco LLC
7.75%, due 11/15/29 (a)	22,880,000	23,503,594
Graham Holdings Co.
5.625%, due 12/1/33 (a)	18,790,000	18,337,879
Herc Holdings, Inc.
7.00%, due 6/15/30 (a)	8,605,000	8,874,070
Korn Ferry
4.625%, due 12/15/27 (a)	8,685,000	8,632,218
NES Fircroft Bondco A/S
Series Reg S
8.00%, due 9/30/29 (a)	16,375,000	17,072,656
Series Reg S
10.00%, due 8/13/31 (f)	6,500,000	6,589,083
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	28,024,000	27,824,178
OT Midco, Inc.
10.00%, due 2/15/30 (a)	19,635,000	7,363,125

	Principal Amount	Value
Corporate Bonds
Commercial Services
Raven Acquisition Holdings LLC
6.875%, due 11/15/31 (a)	$ 6,420,000	$ 6,245,989
Synergy Infrastructure Holdings LLC
7.00%, due 7/15/34 (a)	4,000,000	4,035,228
TriNet Group, Inc.
7.125%, due 8/15/31 (a)	11,050,000	11,205,009
United Rentals North America, Inc.
3.875%, due 2/15/31	10,135,000	9,473,695
4.875%, due 1/15/28	13,760,000	13,705,642
5.375%, due 11/15/33 (a)	17,380,000	16,923,007
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	19,500,000	19,261,837
6.625%, due 6/15/29	14,250,000	14,490,754
6.625%, due 4/15/30	7,000,000	7,157,444
7.375%, due 10/1/31	8,000,000	8,248,312
		392,264,283
Computers 0.6%
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	25,950,000	26,660,848
CACI International, Inc.
6.375%, due 6/15/33 (a)	26,600,000	26,805,841
Diebold Nixdorf, Inc.
7.75%, due 3/31/30 (a)	5,000,000	5,190,590
		58,657,279
Cosmetics & Personal Care 1.0%
Edgewell Personal Care Co. (a)
4.125%, due 4/1/29	21,750,000	20,928,900
5.50%, due 6/1/28	20,505,000	20,446,700
Perrigo Finance Unlimited Co.
6.125%, due 9/30/32	15,865,000	15,072,908
Prestige Brands, Inc. (a)
3.75%, due 4/1/31	34,985,000	32,077,061
6.25%, due 7/15/34	10,605,000	10,634,948
		99,160,517
Distribution & Wholesale 0.7%
Core & Main LP
6.00%, due 7/1/34 (a)	10,765,000	10,704,856
Gates Corp.
6.875%, due 7/1/29 (a)	3,215,000	3,279,699
RB Global Holdings, Inc. (a)
6.75%, due 3/15/28	13,290,000	13,408,560
7.75%, due 3/15/31	29,540,000	30,483,844
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	14,000,000	13,874,802
		71,751,761

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services 3.8%
Aretec Group, Inc. (a)
7.50%, due 4/1/29	$ 14,172,000	$ 14,134,973
10.00%, due 8/15/30	17,840,000	18,818,863
Enact Holdings, Inc.
6.25%, due 5/28/29	5,750,000	5,898,115
First Eagle Holdings, Inc.
7.25%, due 8/15/32 (a)	13,415,000	13,571,620
Jane Street Group (a)
6.125%, due 11/1/32	43,060,000	42,844,676
6.75%, due 5/1/33	10,530,000	10,731,323
7.125%, due 4/30/31	55,500,000	57,277,277
Osaic Holdings, Inc. (a)
6.75%, due 8/1/32	33,955,000	34,076,404
8.00%, due 8/1/33	12,810,000	12,998,345
PennyMac Financial Services, Inc. (a)
4.25%, due 2/15/29	9,500,000	9,003,021
5.75%, due 9/15/31	7,000,000	6,488,523
6.75%, due 2/15/34	5,000,000	4,637,625
6.875%, due 2/15/33	3,500,000	3,320,966
7.125%, due 11/15/30	17,000,000	16,946,958
Planet Financial Group LLC
10.50%, due 12/15/29 (a)	11,025,000	10,757,263
Provident Funding Associates LP
9.75%, due 9/15/29 (a)	8,890,000	9,179,076
Rocket Cos., Inc. (a)
6.125%, due 8/1/30	13,980,000	14,093,336
6.125%, due 8/1/31	8,410,000	8,448,324
6.375%, due 8/1/33	16,105,000	16,200,702
6.50%, due 6/15/34	8,000,000	8,063,232
7.125%, due 2/1/32	6,000,000	6,149,676
Stonex Escrow Issuer LLC
6.875%, due 7/15/32 (a)	28,900,000	29,335,234
StoneX Group, Inc.
7.875%, due 3/1/31 (a)	35,305,000	36,770,652
WS Escrow LLC
7.75%, due 6/1/33 (a)	3,090,000	3,197,090
		392,943,274
Electric 4.8%
Alpha Generation LLC
6.75%, due 10/15/32 (a)	9,000,000	9,078,462
Clearway Energy Operating LLC (a)
4.75%, due 3/15/28	24,940,000	24,613,597
5.75%, due 1/15/34	7,550,000	7,280,094
EUSHI Finance, Inc.
6.25% (5 Year Treasury Constant Maturity Rate + 2.509%), due 4/1/56 (g)	10,550,000	10,414,058
Keystone Power Pass-Through Holders LLC
13.00% (12.00% PIK), due 6/1/28 (a)(b)(h)	3,517,763	3,446,235

	Principal Amount	Value
Corporate Bonds
Electric
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (a)	$ 8,000,000	$ 7,592,381
NRG Energy, Inc. (a)
5.75%, due 1/15/34	22,520,000	21,932,300
5.875%, due 5/15/34	11,010,000	10,808,518
6.00%, due 2/1/33	12,500,000	12,462,421
6.00%, due 1/15/36	41,995,000	41,086,854
6.125%, due 5/15/36	16,715,000	16,499,467
6.25%, due 11/1/34	7,000,000	6,981,554
PacifiCorp (g)
7.125% (5 Year Treasury Constant Maturity Rate + 3.292%), due 8/15/56	20,865,000	20,542,454
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55	7,000,000	6,962,113
Pattern Energy Operations LP
4.50%, due 8/15/28 (a)	3,500,000	3,417,800
PG&E Corp.
5.00%, due 7/1/28	19,310,000	19,127,741
5.25%, due 7/1/30	15,000,000	14,751,567
6.85% (5 Year Treasury Constant Maturity Rate + 3.225%), due 9/15/56 (g)	8,500,000	8,411,318
Talen Energy Supply LLC (a)
6.125%, due 5/1/31	31,825,000	31,635,425
6.25%, due 2/1/34	25,550,000	25,059,722
6.375%, due 5/1/33	32,515,000	32,020,961
6.50%, due 2/1/36	28,385,000	28,030,912
TransAlta Corp.
5.875%, due 2/1/34	2,310,000	2,251,886
Vistra Corp. (a)(g)(i)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	10,280,000	10,334,936
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	35,500,000	35,662,803
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	10,650,000	11,000,268
VoltaGrid LLC
7.375%, due 11/1/30 (a)	19,490,000	19,586,877
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27	9,450,000	9,341,305
7.25%, due 1/15/29	4,000,000	4,125,150
7.75%, due 4/15/34	6,315,000	6,613,264
8.375%, due 1/15/31	17,090,000	18,163,713
8.625%, due 3/15/33	14,190,000	15,160,383
		494,396,539
Electrical Components & Equipment 0.6%
EnerSys
6.625%, due 1/15/32 (a)	10,000,000	10,119,580
WESCO Distribution, Inc. (a)
5.25%, due 4/15/31	10,505,000	10,330,026
5.50%, due 4/15/34	7,355,000	7,145,085
6.375%, due 3/15/29	7,500,000	7,605,810

	Principal Amount	Value
Corporate Bonds
Electrical Components & Equipment
WESCO Distribution, Inc. (a)
6.375%, due 3/15/33	$ 5,000,000	$ 5,083,865
6.625%, due 3/15/32	19,720,000	20,118,916
		60,403,282
Electronics 0.1%
Sensata Technologies BV
5.875%, due 9/1/30 (a)	13,500,000	13,511,084
Engineering & Construction 0.6%
AECOM
6.00%, due 8/1/33 (a)	21,730,000	21,605,980
Granite Construction, Inc.
6.375%, due 6/15/34 (a)	8,625,000	8,600,330
Weekley Homes LLC (a)
4.875%, due 9/15/28	21,580,000	21,207,888
6.75%, due 1/15/34	15,900,000	15,898,625
		67,312,823
Entertainment 4.0%
Affinity Interactive
6.875%, due 12/15/27 (a)	12,395,000	6,073,550
Caesars Entertainment, Inc. (a)
6.00%, due 10/15/32	25,675,000	22,518,646
6.50%, due 2/15/32	8,000,000	7,644,554
7.00%, due 2/15/30	16,000,000	16,052,928
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	46,525,000	46,069,450
5.50%, due 4/1/27	40,174,000	40,195,855
5.75%, due 4/1/30	25,000,000	24,926,048
6.75%, due 5/1/31	9,000,000	9,107,037
Flutter Treasury DAC
5.875%, due 6/4/31 (a)	12,500,000	12,314,080
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	24,214,000	23,759,988
6.75%, due 2/15/29	8,775,000	8,599,500
Light & Wonder International, Inc. (a)
6.25%, due 10/1/33	14,180,000	13,931,850
7.25%, due 11/15/29	15,665,000	15,921,389
7.50%, due 9/1/31	16,000,000	16,480,976
Live Nation Entertainment, Inc. (a)
4.75%, due 10/15/27	9,000,000	8,953,678
6.50%, due 5/15/27	39,280,000	39,298,501
Merlin Entertainments Group US Holdings, Inc.
7.375%, due 2/15/31 (a)	12,565,000	9,841,644
Motion Bondco DAC
6.625%, due 11/15/27 (a)	19,500,000	18,510,344

	Principal Amount	Value
Corporate Bonds
Entertainment
Motion Finco SARL
8.375%, due 2/15/32 (a)	$ 13,435,000	$ 10,531,072
Rivers Enterprise Borrower LLC (a)
6.25%, due 10/15/30	21,975,000	22,072,393
6.625%, due 2/1/33	18,500,000	18,614,904
Voyager Parent LLC
9.25%, due 7/1/32 (a)	23,483,000	24,950,157
		416,368,544
Environmental Control 0.4%
Clean Harbors, Inc.
5.75%, due 10/15/33 (a)	11,000,000	10,935,999
Luna 1.5 SARL
12.00%, due 7/1/32 (a)	12,871,375	13,671,131
Waste Pro USA, Inc.
7.00%, due 2/1/33 (a)	12,650,000	12,821,154
		37,428,284
Food 2.0%
Albertsons Cos., Inc. (a)
5.625%, due 3/31/32	4,000,000	3,804,808
5.75%, due 3/31/34	12,500,000	11,621,774
C&S Group Enterprises LLC
5.00%, due 12/15/28 (a)	3,000,000	2,759,409
Chobani LLC (a)
6.375%, due 4/15/34	13,065,000	13,098,473
7.625%, due 7/1/29	21,750,000	22,429,057
Industrial F&B Investments III, Inc.
7.75%, due 2/11/33 (a)	15,695,000	15,935,212
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	19,509,000	19,899,180
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	19,000,000	18,368,835
5.625%, due 3/1/34	2,000,000	1,939,994
6.125%, due 9/15/32	11,750,000	11,783,194
Post Holdings, Inc. (a)
6.25%, due 10/15/34	6,500,000	6,319,734
6.375%, due 3/1/33	3,000,000	2,954,421
6.50%, due 3/15/36	7,290,000	7,110,627
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	43,335,000	41,888,451
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	18,912,000	18,911,998
Viking Baked Goods Acquisition Corp. (a)
8.625%, due 11/1/31	4,630,000	4,647,122
Series JUL
8.625%, due 11/1/31	7,970,000	7,999,474
		211,471,763

	Principal Amount	Value
Corporate Bonds
Forest Products & Paper 0.3%
Mercer International, Inc.
5.125%, due 2/1/29	$ 40,815,000	$ 24,284,925
12.875%, due 10/1/28 (a)	18,975,000	10,531,125
		34,816,050
Gas 0.2%
AltaGas Ltd.
7.20% (5 Year Treasury Constant Maturity Rate + 3.573%), due 10/15/54 (a)(g)	20,545,000	21,251,871
Healthcare-Products 0.8%
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	28,040,000	28,741,000
Neogen Food Safety Corp.
8.625%, due 7/20/30 (a)	15,200,000	15,909,962
Teleflex, Inc. (a)
4.25%, due 6/1/28	34,960,000	34,243,865
5.875%, due 1/15/32	9,340,000	9,259,222
		88,154,049
Healthcare-Services 3.2%
Acadia Healthcare Co., Inc.
5.00%, due 4/15/29 (a)	2,000,000	1,957,879
Centene Corp.
3.375%, due 2/15/30	10,000,000	9,248,889
4.625%, due 12/15/29	19,537,000	18,953,571
DaVita, Inc. (a)
3.75%, due 2/15/31	16,015,000	14,772,406
4.625%, due 6/1/30	13,490,000	13,003,461
Encompass Health Corp.
4.50%, due 2/1/28	8,982,000	8,886,327
4.625%, due 4/1/31	9,200,000	8,855,295
4.75%, due 2/1/30	21,000,000	20,537,437
Global Medical Response, Inc.
7.375%, due 10/1/32 (a)	16,600,000	16,892,513
HCA, Inc.
7.50%, due 11/6/33	28,500,000	31,673,904
IQVIA, Inc. (a)
5.00%, due 10/15/26	29,113,000	29,097,844
5.00%, due 5/15/27	5,000,000	4,993,852
6.25%, due 6/1/32	35,000,000	35,450,135
6.50%, due 5/15/30	6,000,000	6,113,484
LifePoint Health, Inc. (a)
5.375%, due 1/15/29	14,423,000	13,687,020
7.00%, due 5/1/34	26,365,000	24,625,976
8.375%, due 2/15/32	15,170,000	15,273,050
10.00%, due 6/1/32	25,475,000	24,457,738
Molina Healthcare, Inc.
6.50%, due 2/15/31 (a)	8,000,000	8,073,560

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
Tenet Healthcare Corp.
5.50%, due 11/15/32 (a)	$ 6,155,000	$ 6,060,140
6.125%, due 6/15/30	10,500,000	10,553,162
6.75%, due 5/15/31	10,000,000	10,198,280
		333,365,923
Holding Companies-Diversified 0.6%
Stena International SA (a)
7.25%, due 1/15/31	26,285,000	26,753,583
7.625%, due 2/15/31	30,250,000	31,181,276
		57,934,859
Home Builders 1.1%
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (a)	13,410,000	13,408,068
Century Communities, Inc.
3.875%, due 8/15/29 (a)	7,545,000	7,155,059
Installed Building Products, Inc.
5.625%, due 2/1/34 (a)	8,730,000	8,427,060
M/I Homes, Inc.
3.95%, due 2/15/30	3,250,000	3,062,173
4.95%, due 2/1/28	7,500,000	7,432,319
Mattamy Group Corp.
6.00%, due 12/15/33 (a)	19,445,000	18,509,194
Shea Homes LP
4.75%, due 2/15/28	26,925,000	26,559,272
4.75%, due 4/1/29	5,000,000	4,856,584
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	12,500,000	12,966,550
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	8,887,000	8,875,891
		111,252,170
Home Furnishings 0.1%
Whirlpool Corp. (a)
7.50%, due 7/1/31	2,935,000	2,916,675
7.875%, due 7/1/34	3,195,000	3,020,550
		5,937,225
Housewares 1.1%
Central Garden & Pet Co.
4.125%, due 10/15/30	14,620,000	13,812,555
4.125%, due 4/30/31 (a)	11,875,000	11,069,925
Newell Brands, Inc.
6.375%, due 5/15/30	19,735,000	19,951,705
6.625%, due 5/15/32	8,000,000	8,093,784
8.50%, due 6/1/28 (a)	11,300,000	11,794,203
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	18,636,000	17,318,108

	Principal Amount	Value
Corporate Bonds
Housewares
Scotts Miracle-Gro Co. (The)
4.375%, due 2/1/32	$ 15,290,000	$ 14,140,466
4.50%, due 10/15/29	22,500,000	22,059,520
		118,240,266
Insurance 1.0%
Asurion LLC (a)
8.00%, due 12/31/32	22,255,000	22,513,737
8.375%, due 2/1/34	11,825,000	10,773,847
CRC Insurance Group LLC
7.125%, due 6/1/31 (a)	8,300,000	8,284,369
HUB International Ltd.
7.25%, due 6/15/30 (a)	8,500,000	8,752,187
MGIC Investment Corp.
5.25%, due 8/15/28	23,857,000	23,819,441
NMI Holdings, Inc.
6.00%, due 8/15/29	5,000,000	5,072,550
Ryan Specialty LLC
5.875%, due 8/1/32 (a)	12,440,000	12,268,883
USI, Inc.
7.50%, due 1/15/32 (a)	10,000,000	10,205,910
		101,690,924
Internet 0.5%
Cogent Communications Group LLC
7.00%, due 6/15/27 (a)	2,245,000	2,213,164
Gen Digital, Inc. (a)
6.25%, due 4/1/33	3,000,000	2,953,199
6.75%, due 9/30/27	10,000,000	10,015,390
7.125%, due 9/30/30	8,000,000	8,121,560
Go Daddy Operating Co. LLC (a)
3.50%, due 3/1/29	6,000,000	5,613,859
5.25%, due 12/1/27	3,000,000	2,994,992
Match Group Holdings II LLC
6.125%, due 9/15/33 (a)	5,000,000	4,868,215
Photo Holdings LLC
12.00%, due 7/1/31 (a)	20,075,000	20,681,351
		57,461,730
Investment Companies 0.4%
Ares Capital Corp.
5.50%, due 9/1/30	5,000,000	4,908,933
Compass Group Diversified Holdings LLC
5.25%, due 4/15/29 (a)	18,042,774	17,181,013
FS KKR Capital Corp.
7.50%, due 8/1/31	15,705,000	15,731,626
		37,821,572

	Principal Amount	Value
Corporate Bonds
Iron & Steel 1.1%
Commercial Metals Co. (a)
5.75%, due 11/15/33	$ 9,235,000	$ 9,070,366
6.00%, due 12/15/35	8,425,000	8,279,255
Hybar LLC
7.375%, due 7/1/34 (a)	8,435,000	8,466,665
Mineral Resources Ltd. (a)
6.00%, due 5/1/32	10,915,000	10,714,542
6.25%, due 5/1/34	8,215,000	8,006,823
7.00%, due 4/1/31	29,150,000	29,997,330
8.50%, due 5/1/30	22,229,000	22,921,278
9.25%, due 10/1/28	18,977,000	19,518,647
		116,974,906
Leisure Time 0.5%
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	20,480,000	19,902,390
Carnival Corp. Ltd. (a)
5.75%, due 8/1/32	18,330,000	18,161,068
7.00%, due 8/15/29	5,000,000	5,175,520
MajorDrive Holdings IV LLC
6.375%, due 6/1/29 (a)	15,905,000	13,006,039
		56,245,017
Lodging 2.5%
Boyd Gaming Corp.
4.75%, due 12/1/27	36,340,000	36,146,435
4.75%, due 6/15/31 (a)	48,375,000	46,192,615
Hilton Domestic Operating Co., Inc.
4.00%, due 5/1/31 (a)	38,340,000	35,978,383
4.875%, due 1/15/30	41,960,000	41,365,456
5.50%, due 9/15/31 (a)	21,800,000	21,599,392
5.50%, due 3/31/34 (a)	6,650,000	6,514,319
5.75%, due 9/15/33 (a)	12,425,000	12,311,895
5.875%, due 3/15/33 (a)	30,000,000	29,991,415
Travel + Leisure Co.
6.25%, due 6/1/31 (a)	8,440,000	8,452,981
Wyndham Hotels & Resorts, Inc.
5.625%, due 3/1/33 (a)	11,910,000	11,591,140
Wynn Macau Ltd.
6.75%, due 2/15/34 (a)	5,000,000	4,915,203
		255,059,234
Machinery—Construction & Mining 0.2%
Solaris Energy Infrastructure LLC
6.375%, due 5/15/31 (a)	5,750,000	5,648,347
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	12,611,000	12,463,737
		18,112,084

	Principal Amount	Value
Corporate Bonds
Machinery-Diversified 0.6%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (d)(h)(j)	$ 9,200,000	$ —
Columbus McKinnon Corp.
7.125%, due 2/1/33 (a)	15,365,000	15,480,238
Esab Corp.
5.625%, due 4/1/31 (a)	8,890,000	8,782,518
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	15,750,000	16,341,916
Regal Rexnord Corp.
6.05%, due 4/15/28	4,000,000	4,074,837
6.30%, due 2/15/30	4,000,000	4,135,413
6.40%, due 4/15/33	4,000,000	4,171,071
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	9,287,000	9,285,831
		62,271,824
Media 6.3%
Block Communications, Inc.
10.25%, due 3/1/31 (a)	7,900,000	6,864,085
Cable One, Inc.
4.00%, due 11/15/30 (a)	15,650,000	5,818,589
CCO Holdings LLC
4.25%, due 2/1/31 (a)	23,590,000	20,880,200
4.25%, due 1/15/34 (a)	11,000,000	8,981,366
4.50%, due 8/15/30 (a)	16,000,000	14,598,437
4.50%, due 5/1/32	63,345,000	54,627,879
4.75%, due 3/1/30 (a)	31,835,000	29,744,255
5.00%, due 2/1/28 (a)	24,000,000	23,693,755
5.125%, due 5/1/27 (a)	9,846,000	9,825,578
5.375%, due 6/1/29 (a)	12,495,000	12,134,702
7.00%, due 2/1/33 (a)	2,300,000	2,204,160
CSC Holdings LLC (a)
5.50%, due 4/15/27	17,800,000	11,022,851
5.75%, due 1/15/30	24,265,000	5,216,975
6.50%, due 2/1/29	14,380,000	8,141,615
7.50%, due 4/1/28	11,650,000	2,695,790
11.75%, due 1/31/29	14,450,000	8,271,272
Directv Financing LLC (a)
5.875%, due 8/15/27	2,308,000	2,302,550
8.875%, due 2/1/30	6,000,000	6,108,774
9.25%, due 6/1/32	7,370,000	7,541,610
Discovery Communications LLC
3.625%, due 5/15/30	9,540,000	8,824,500
4.125%, due 5/15/29	18,000,000	17,685,000
Discovery Global Holdings, Inc.
4.279%, due 3/15/32	20,745,000	18,433,385
5.05%, due 3/15/42	16,500,000	11,467,500

	Principal Amount	Value
Corporate Bonds
Media
EchoStar Corp.
6.75% (6.75% PIK), due 11/30/30 (b)	$ 35,086,250	$ 35,584,475
10.75%, due 11/30/29	22,605,000	24,451,887
Gray Media, Inc. (a)
4.75%, due 10/15/30	6,500,000	5,023,249
7.25%, due 8/15/33	6,500,000	6,428,895
9.625%, due 7/15/32	9,445,000	9,546,505
10.50%, due 7/15/29	9,404,000	9,917,082
iHeartCommunications, Inc.
9.125%, due 5/1/29 (a)	3,000,000	2,780,235
LCPR Senior Secured Financing DAC (a)
5.125%, due 7/15/29	9,500,000	5,227,184
6.75%, due 10/15/27	27,827,000	15,694,985
News Corp. (a)
3.875%, due 5/15/29	14,605,000	14,072,075
5.125%, due 2/15/32	8,700,000	8,378,566
Nexstar Media, Inc. (a)
6.50%, due 9/15/33	24,060,000	23,936,686
7.25%, due 4/15/34	13,500,000	13,530,253
Paramount Global
4.20%, due 6/1/29	5,000,000	4,747,930
4.20%, due 5/19/32	3,970,000	3,375,731
4.375%, due 3/15/43	5,000,000	3,056,989
4.95%, due 1/15/31	14,000,000	12,829,626
5.85%, due 9/1/43	7,000,000	4,962,249
6.875%, due 4/30/36	7,785,000	7,115,769
Sinclair Television Group, Inc.
8.125%, due 2/15/33 (a)	22,700,000	23,278,260
Sirius XM Radio LLC (a)
5.00%, due 8/1/27	7,853,000	7,841,625
5.50%, due 7/1/29	6,140,000	6,112,005
5.875%, due 4/15/32	10,300,000	10,107,141
Univision Communications, Inc. (a)
8.50%, due 7/31/31	3,500,000	3,492,252
8.875%, due 4/15/33	11,150,000	10,795,704
9.375%, due 8/1/32	17,250,000	17,229,890
Versant Media Group, Inc.
7.25%, due 1/30/31 (a)	31,635,000	32,610,592
Virgin Media Finance plc
5.00%, due 7/15/30 (a)	14,820,000	9,119,191
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	14,070,000	12,631,506
VZ Secured Financing BV
5.00%, due 1/15/32 (a)	3,390,000	2,779,811
Ziggo BV
4.875%, due 1/15/30 (a)	17,000,000	15,309,194
		659,052,370

	Principal Amount	Value
Corporate Bonds
Metal Fabricate & Hardware 0.2%
Advanced Drainage Systems, Inc.
6.375%, due 6/15/30 (a)	$ 12,615,000	$ 12,710,609
Park-Ohio Industries, Inc.
8.50%, due 8/1/30 (a)	5,000,000	5,224,425
Vallourec SACA
7.50%, due 4/15/32 (a)	4,500,000	4,698,725
		22,633,759
Mining 2.4%
Alcoa Nederland Holding BV
7.125%, due 3/15/31 (a)	18,500,000	19,034,243
Alumina Pty. Ltd. (a)
6.125%, due 3/15/30	10,000,000	10,083,200
6.375%, due 9/15/32	15,020,000	15,117,825
Arcosa, Inc.
6.875%, due 8/15/32 (a)	21,360,000	22,024,360
Century Aluminum Co.
6.875%, due 8/1/32 (a)	21,640,000	21,975,463
Compass Minerals International, Inc.
8.00%, due 7/1/30 (a)	14,235,000	14,869,995
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	25,075,000	25,047,483
First Quantum Minerals Ltd. (a)
6.375%, due 2/15/36	9,000,000	8,708,807
7.25%, due 2/15/34	10,425,000	10,619,385
8.625%, due 6/1/31	8,500,000	8,842,754
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	40,085,000	39,989,253
PLS Group Ltd.
6.875%, due 5/1/31 (a)	19,865,000	20,134,693
Skeena Resources Ltd.
8.50%, due 4/1/31 (a)	28,170,000	29,411,379
		245,858,840
Miscellaneous—Manufacturing 0.9%
Amsted Industries, Inc. (a)
4.625%, due 5/15/30	12,090,000	11,693,063
6.375%, due 3/15/33	9,790,000	9,873,763
Avient Corp.
7.125%, due 8/1/30 (a)	9,745,000	9,889,431
Calderys Financing II LLC
11.75% (11.75% Cash or 12.50% PIK), due 6/1/28 (a)(b)	26,359,375	26,865,976
Calderys Financing LLC
11.25%, due 6/1/28 (a)	13,900,000	14,393,547
Enpro, Inc.
6.125%, due 6/1/33 (a)	5,500,000	5,509,933
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	1,510,000	1,506,738

	Principal Amount	Value
Corporate Bonds
Miscellaneous—Manufacturing
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	$ 15,000,000	$ 15,308,415
		95,040,866
Oil & Gas 4.9%
Ascent Resources Utica Holdings LLC (a)
6.625%, due 10/15/32	7,250,000	7,288,534
9.00%, due 11/1/27	11,295,000	11,975,516
Caturus Energy LLC
7.125%, due 5/15/31 (a)	10,300,000	10,210,569
Chord Energy Corp.
6.00%, due 10/1/30 (a)	14,500,000	14,548,575
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	16,520,000	16,269,535
6.75%, due 3/1/29	14,000,000	13,753,566
Constellation Oil Services Holding SA
7.70%, due 8/3/33 (a)	11,510,000	11,584,815
Crescent Energy Finance LLC (a)
7.625%, due 4/1/32	3,520,000	3,557,129
7.875%, due 4/15/32	9,150,000	9,318,159
Eldorado Drilling Bondco Ltd.
Series Reg S
9.125%, due 6/24/30 (a)	3,925,000	3,909,165
Gulfport Energy Operating Corp.
6.75%, due 9/1/29 (a)	13,955,000	14,126,228
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	6,000,000	5,988,263
6.00%, due 2/1/31	9,045,000	8,817,074
Magnolia Oil & Gas Operating LLC
6.625%, due 8/15/34 (a)	8,500,000	8,502,869
Matador Resources Co. (a)
6.00%, due 4/15/34	6,500,000	6,286,706
6.25%, due 4/15/33	14,680,000	14,444,893
6.50%, due 4/15/32	10,000,000	9,981,292
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	5,780,000	5,793,404
Murphy Oil Corp.
6.00%, due 10/1/32	8,750,000	8,665,168
6.50%, due 2/15/34	10,000,000	9,888,425
Noble Finance II LLC (a)
6.25%, due 6/15/34	19,695,000	19,125,230
8.00%, due 4/15/30	27,892,000	28,834,365
PBF Holding Co. LLC (a)
7.25%, due 6/1/34	6,000,000	6,093,312
9.875%, due 3/15/30	11,300,000	12,106,583
Permian Resources Operating LLC
5.875%, due 7/1/29 (a)	5,000,000	5,001,872

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Range Resources Corp.
4.75%, due 2/15/30 (a)	$ 5,000,000	$ 4,867,581
SM Energy Co.
6.625%, due 1/15/27	5,150,000	5,159,316
6.75%, due 8/1/29 (a)	12,750,000	12,934,990
7.00%, due 8/1/32 (a)	5,000,000	5,079,880
Sunoco LP (a)
4.50%, due 10/1/29	23,035,000	22,310,768
4.625%, due 5/1/30	15,195,000	14,630,823
5.375%, due 7/15/31	8,405,000	8,244,500
5.875%, due 7/15/27	16,025,000	16,028,715
Talos Production, Inc. (a)
8.00%, due 7/15/34	20,835,000	21,039,504
9.375%, due 2/1/31	26,745,000	28,197,788
TGNR Intermediate Holdings LLC
5.50%, due 10/15/29 (a)	37,000,000	36,200,615
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	7,384,615	7,541,095
Transocean International Ltd. (a)
8.25%, due 5/15/29	6,000,000	6,186,966
8.75%, due 2/15/30	33,477,500	34,771,640
Wildfire Intermediate Holdings LLC
7.50%, due 10/15/29 (a)	14,300,000	14,731,831
		503,997,259
Oil & Gas Services 1.1%
Archrock Services LP
6.00%, due 2/1/34 (a)	8,250,000	8,073,946
Bristow Group, Inc.
6.75%, due 2/1/33 (a)	19,470,000	19,492,332
Kodiak Gas Services LLC (a)
5.875%, due 4/1/31	12,570,000	12,428,733
6.75%, due 10/1/35	7,750,000	7,808,861
Oceaneering International, Inc.
6.875%, due 7/15/34 (a)	10,680,000	10,927,915
SESI LLC
7.875%, due 9/30/30 (a)	26,570,000	26,884,212
Tidewater, Inc.
9.125%, due 7/15/30 (a)	23,075,000	24,660,926
		110,276,925
Packaging & Containers 0.2%
Canpack Group, Inc.
6.00%, due 5/15/31 (a)	10,380,000	10,323,201
Cascades USA, Inc.
5.375%, due 1/15/28 (a)	10,000,000	9,946,088
		20,269,289

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals 2.3%
1261229 B.C. Ltd.
10.00%, due 4/15/32 (a)	$ 26,213,000	$ 26,796,187
Bausch Health Cos., Inc.
11.00%, due 9/30/28 (a)	10,612,000	10,842,387
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	21,231,000	20,986,841
Endo Finance Holdings LP
8.50%, due 4/15/31 (a)	22,020,000	23,189,702
HLF Financing Sarl LLC
7.75%, due 5/1/33 (a)	7,865,000	7,914,848
Jazz Securities DAC
4.375%, due 1/15/29 (a)	59,385,000	58,136,353
Organon & Co. (a)
4.125%, due 4/30/28	35,525,000	34,960,664
5.125%, due 4/30/31	53,450,000	52,902,603
		235,729,585
Pipelines 4.4%
Antero Midstream Partners LP
5.75%, due 1/15/28 (a)	14,995,000	14,983,499
Buckeye Partners LP (a)
6.75%, due 2/1/30	7,500,000	7,683,825
6.875%, due 7/1/29	17,708,000	18,110,467
Energy Transfer LP
4.40%, due 3/15/27	7,000,000	6,998,928
4.95%, due 5/15/28	9,000,000	9,028,148
Excelerate Energy LP
8.00%, due 5/15/30 (a)	27,025,000	28,313,633
Global Partners LP
7.125%, due 7/1/33 (a)	1,585,000	1,605,090
Harvest Midstream I LP (a)
6.75%, due 5/15/34	16,990,000	17,057,637
7.50%, due 5/15/32	3,000,000	3,075,858
Hess Midstream Operations LP (a)
5.50%, due 10/15/30	11,450,000	11,409,311
5.875%, due 3/1/28	10,000,000	10,050,780
6.50%, due 6/1/29	7,500,000	7,627,245
ITT Holdings LLC
6.50%, due 8/1/29 (a)	27,870,000	27,556,836
Plains All American Pipeline LP
Series B
8.023% (3 Month SOFR + 4.372%), due 11/15/2174 (g)(i)	45,303,000	45,280,815
Prairie Acquiror LP
9.00%, due 8/1/29 (a)	21,250,000	21,919,779
Rockies Express Pipeline LLC (a)
4.80%, due 5/15/30	2,500,000	2,434,419
4.95%, due 7/15/29	6,525,000	6,436,070

	Principal Amount	Value
Corporate Bonds
Pipelines
South Bow Canadian Infrastructure Holdings Ltd.
7.625% (5 Year Treasury Constant Maturity Rate + 3.949%), due 3/1/55 (g)	$ 10,000,000	$ 10,400,250
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	14,500,000	14,482,868
6.75%, due 3/15/34	10,950,000	11,018,021
7.375%, due 2/15/29	27,400,000	28,022,884
TransMontaigne Partners LLC
8.50%, due 6/15/30 (a)	13,490,000	13,763,348
Venture Global Calcasieu Pass LLC
6.00%, due 5/1/36 (a)	3,500,000	3,459,117
Venture Global LNG, Inc. (a)
6.375%, due 12/15/34	14,870,000	14,482,164
6.625%, due 6/15/36	12,775,000	12,520,309
7.00%, due 1/15/30	10,000,000	10,159,060
8.375%, due 6/1/31	26,100,000	26,982,131
9.50%, due 2/1/29	16,865,000	18,052,633
Venture Global Plaquemines LNG LLC (a)
6.125%, due 12/15/30	5,560,000	5,648,085
6.50%, due 1/15/34	19,815,000	20,446,326
6.50%, due 6/15/34	8,500,000	8,766,313
6.75%, due 1/15/36	9,495,000	9,938,379
7.50%, due 5/1/33	1,500,000	1,627,529
Western Midstream Operating LP
4.75%, due 8/15/28	10,000,000	9,990,690
		459,332,447
Real Estate Investment Trusts 1.6%
Blackstone Mortgage Trust, Inc. (a)
6.25%, due 6/1/31	12,850,000	12,286,093
7.75%, due 12/1/29	12,200,000	12,607,651
CTR Partnership LP
3.875%, due 6/30/28 (a)	4,625,000	4,503,394
Millrose Properties, Inc. (a)
6.25%, due 9/15/32	9,115,000	9,107,291
6.375%, due 8/1/30	18,415,000	18,551,142
MPT Operating Partnership LP
4.625%, due 8/1/29	1,000,000	801,371
5.00%, due 10/15/27	9,990,000	9,693,485
8.50%, due 2/15/32 (a)	13,250,000	13,466,107
RHP Hotel Properties LP (a)
4.50%, due 2/15/29	10,000,000	9,768,943
5.75%, due 3/15/34	13,605,000	13,323,095
6.50%, due 4/1/32	11,000,000	11,186,197
6.50%, due 6/15/33	10,460,000	10,642,603
7.25%, due 7/15/28	8,660,000	8,819,734
Starwood Property Trust, Inc. (a)
5.75%, due 1/15/31	13,600,000	13,393,698
6.125%, due 6/1/31	6,000,000	5,985,794

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
Vornado Realty LP
5.75%, due 2/1/33	$ 15,215,000	$ 15,086,122
		169,222,720
Retail 4.9%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	17,085,000	16,740,180
4.00%, due 10/15/30	55,052,000	51,726,930
5.625%, due 9/15/29	11,000,000	10,972,344
6.125%, due 6/15/29	19,500,000	19,703,294
Academy Ltd.
5.875%, due 5/15/31 (a)	6,330,000	6,261,702
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	21,187,000	20,954,208
4.75%, due 3/1/30	18,525,000	17,967,957
5.00%, due 2/15/32 (a)	14,110,000	13,443,848
Cougar JV Subsidiary LLC
8.00%, due 5/15/32 (a)	7,250,000	7,582,884
Group 1 Automotive, Inc. (a)
4.00%, due 8/15/28	7,000,000	6,755,494
6.375%, due 1/15/30	5,035,000	5,058,181
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	31,855,000	31,511,600
KFC Holding Co.
4.75%, due 6/1/27 (a)	18,287,000	18,214,783
LCM Investments Holdings II LLC (a)
4.875%, due 5/1/29	45,000,000	43,895,146
8.25%, due 8/1/31	17,300,000	18,023,763
Murphy Oil USA, Inc.
4.75%, due 9/15/29	7,500,000	7,366,686
5.875%, due 6/1/34 (a)	14,765,000	14,629,079
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	20,634,000	19,293,605
PetSmart LLC
7.50%, due 9/15/32 (a)	7,000,000	7,072,856
QXO Building Products, Inc. (a)
6.50%, due 7/15/31	8,945,000	8,981,269
6.75%, due 4/30/32	27,300,000	27,880,407
6.875%, due 7/15/34	5,280,000	5,287,888
Sonic Automotive, Inc.
4.875%, due 11/15/31 (a)	13,120,000	12,531,585
Yum! Brands, Inc.
3.625%, due 3/15/31	37,870,000	34,947,099
4.625%, due 1/31/32	46,500,000	44,175,458
4.75%, due 1/15/30 (a)	12,050,000	11,787,722
5.375%, due 4/1/32	30,000,000	29,599,482
		512,365,450

	Principal Amount	Value
Corporate Bonds
Semiconductors 0.1%
Amkor Technology, Inc.
5.875%, due 10/1/33 (a)	$ 15,200,000	$ 14,785,207
Software 3.5%
Cloud Software Group LLC (a)
6.50%, due 3/31/29	36,355,000	35,524,765
6.625%, due 8/15/33	5,000,000	4,359,250
8.25%, due 6/30/32	6,000,000	5,675,926
9.00%, due 9/30/29	20,180,000	19,771,389
Fair Isaac Corp. (a)
6.00%, due 5/15/33	18,300,000	17,711,782
6.25%, due 9/15/34	8,950,000	8,646,165
MSCI, Inc. (a)
3.625%, due 9/1/30	5,000,000	4,691,730
3.875%, due 2/15/31	4,000,000	3,752,864
OAK-Eagle AcquireCo, Inc. (a)
7.25%, due 7/1/33	31,500,000	32,639,449
8.75%, due 7/1/34	24,000,000	25,283,688
Open Text Corp. (a)
3.875%, due 2/15/28	20,685,000	20,166,154
6.90%, due 12/1/27	11,340,000	11,567,276
Open Text Holdings, Inc. (a)
4.125%, due 2/15/30	34,897,000	32,193,905
4.125%, due 12/1/31	10,000,000	8,823,693
PTC, Inc.
4.00%, due 2/15/28 (a)	36,369,000	35,562,692
SS&C Technologies, Inc. (a)
5.50%, due 9/30/27	27,745,000	27,706,820
6.50%, due 6/1/32	22,350,000	22,515,368
UKG, Inc.
6.875%, due 2/1/31 (a)	44,500,000	43,599,453
		360,192,369
Telecommunications 4.8%
APLD ComputeCo 2 LLC
6.75%, due 3/15/31 (a)	28,900,000	28,249,998
APLD ComputeCo LLC
9.25%, due 12/15/30 (a)	23,960,000	25,463,634
Beacon Point DC LLC
6.129%, due 11/30/42 (a)	5,270,000	5,056,724
Bell Canada (g)
6.875% (5 Year Treasury Constant Maturity Rate + 2.39%), due 9/15/55	13,750,000	13,864,510
7.00% (5 Year Treasury Constant Maturity Rate + 2.363%), due 9/15/55	10,000,000	10,079,600
Black Pearl Compute LLC
6.125%, due 2/15/31 (a)	16,060,000	16,033,083
Cipher Compute LLC
7.125%, due 11/15/30 (a)	40,305,000	41,111,543

	Principal Amount	Value
Corporate Bonds
Telecommunications
Connect Finco SARL
9.00%, due 9/15/29 (a)	$ 13,000,000	$ 13,636,734
Core Scientific Finance I LLC
7.75%, due 5/15/31 (a)	55,520,000	54,366,587
Flash Compute LLC
7.25%, due 12/31/30 (a)	18,265,000	18,444,406
Galaxy Helios Data Centers II LLC
9.875%, due 8/1/31 (a)	14,515,000	14,554,483
Iliad Holding SAS (a)
7.00%, due 4/15/32	12,530,000	12,638,309
8.50%, due 4/15/31	10,000,000	10,519,010
PR RNO Property Owner 1 LLC
6.50%, due 5/1/31 (a)	36,795,000	34,646,874
Rogers Communications, Inc. (g)
6.875% (5 Year Treasury Constant Maturity Rate + 2.84%), due 7/31/56	9,000,000	9,003,672
Series NC5
7.00% (5 Year Treasury Constant Maturity Rate + 2.653%), due 4/15/55	23,295,000	23,434,793
7.125% (5 Year Treasury Constant Maturity Rate + 2.62%), due 4/15/55	17,175,000	17,333,902
Sprint Capital Corp.
6.875%, due 11/15/28	14,385,000	15,014,530
SV RNO Property Owner 1 LLC
5.875%, due 3/1/31 (a)	23,975,000	22,263,082
TELUS Corp. (g)
6.375% (5 Year Treasury Constant Maturity Rate + 2.694%), due 6/9/56	11,070,000	10,928,249
6.625% (5 Year Treasury Constant Maturity Rate + 2.769%), due 10/15/55	13,500,000	13,456,068
6.625% (5 Year Treasury Constant Maturity Rate + 2.515%), due 6/9/56	5,190,000	5,068,916
Uniti Group LP (a)
4.75%, due 4/15/28	10,520,000	10,480,104
6.50%, due 2/15/29	14,085,000	13,891,510
VMED O2 UK Financing I plc (a)
6.75%, due 1/15/33	3,200,000	2,561,837
7.75%, due 4/15/32	7,500,000	6,307,518
Windstream Services LLC
8.25%, due 10/1/31 (a)	24,020,000	25,005,517
WULF Compute LLC
7.75%, due 10/15/30 (a)	24,655,000	25,615,731
		499,030,924
Toys, Games & Hobbies 0.1%
Mattel, Inc.
5.875%, due 12/15/27 (a)	7,000,000	6,999,503
Transportation 1.3%
Clue Opco LLC
9.50%, due 10/15/31 (a)	12,830,000	12,461,298
Seaspan Corp. Pte. Ltd.
5.50%, due 8/1/29 (a)	23,750,000	23,072,001

	Principal Amount	Value
Corporate Bonds
Transportation
Star Leasing Co. LLC
7.625%, due 2/15/30 (a)	$ 51,660,000	$ 50,288,034
Watco Cos. LLC
7.125%, due 8/1/32 (a)	48,500,000	49,702,461
		135,523,794
Total Corporate Bonds (Cost $9,240,297,413)		9,096,665,791
Foreign Government Bond 0.1%
France 0.1%
Electricite de France SA
9.125% (5 Year Treasury Constant Maturity Rate + 5.411%), due 3/15/33 (a)(g)(i)	5,325,000	6,165,945
Total Foreign Government Bond (Cost $6,093,440)		6,165,945
Loan Assignments 5.4%
Aerospace & Defense 0.0% ‡
Chromalloy Corp.
First Lien Term Loan
6.484% (3 Month SOFR + 2.75%), due 3/27/31 (g)	3,301,127	3,306,904
Automobile 0.2%
Tenneco, Inc.
First Lien Term Loan B 8.742% - 8.832%
(3 Month SOFR + 5.00%), due 11/17/28 (g)	21,050,000	21,034,654
Beverage, Food & Tobacco 0.2%
B&G Foods, Inc.
First Lien Tranche Term Loan B5
7.231% (1 Month SOFR + 3.50%), due 10/10/29 (g)	14,365,340	14,157,043
TreeHouse Foods, Inc.
First Lien Initial Term Loan
7.981% (1 Month SOFR + 4.25%), due 2/11/33 (g)	10,000,000	10,015,000
		24,172,043
Broadcasting & Entertainment 0.0% ‡
Gray Media, Inc.
First Lien Term Loan D
6.82% (1 Month SOFR + 3.00%), due 12/1/28 (g)	4,007,861	4,016,057
Capital Equipment 0.5%
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
6.073% (3 Month SOFR + 2.25%), due 8/4/31 (g)	6,730,168	6,727,490

	Principal Amount	Value
Loan Assignments
Capital Equipment
TK Elevator Midco GmbH
First Lien Term Loan B1
6.704% (6 Month SOFR + 2.75%), due 4/30/30 (g)	$ 40,273,802	$ 40,414,760
		47,142,250
Cargo Transport 0.1%
Clue Opco LLC
First Lien Term Loan B
8.343% (3 Month SOFR + 4.50%), due 12/19/30 (g)	5,349,222	5,136,740
NA Rail Hold Co. LLC
First Lien Tranche Term Loan B4
6.149% (3 Month SOFR + 2.50%), due 3/8/32 (g)	7,425,000	7,443,563
		12,580,303
Chemicals 0.1%
ASP Unifrax Holdings, Inc. (g)
First Lien Term Loan
6.663% (4.75% PIK) (3 Month SOFR + 3.00%), due 9/28/29 (b)	20,253,343	7,793,733
First Lien Term Loan
12.342% (1 Year SOFR + 8.375%), due 11/30/26	3,167,171	3,167,171
		10,960,904
Chemicals, Plastics & Rubber 0.3%
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.095% (1 Month SOFR + 4.25%), due 3/16/29 (g)	10,798,429	10,404,287
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
5.981% (1 Month SOFR + 2.25%), due 5/5/28 (g)	20,550,137	20,594,381
		30,998,668
Electronics 0.2%
Camelot US Acquisition LLC (g)
First Lien Incremental Term Loan B
6.481% (1 Month SOFR + 2.75%), due 1/31/31	11,023,603	10,249,194
First Lien Incremental Term Loan
6.981% (1 Month SOFR + 3.25%), due 1/31/31	10,000,000	9,337,500
		19,586,694
Energy (Electricity) 0.1%
Lightning Power LLC
First Lien Initial Term Loan B
5.749% (1 Month SOFR + 2.00%), due 8/18/31 (g)	9,825,000	9,826,759
Entertainment 0.0% ‡
Sterling Entertainment Enterprises LLC
Second Lien Initial Term Loan
17.75% (17.75% PIK), due 4/16/31 (b)(h)	24,049,007	2,404,901

	Principal Amount	Value
Loan Assignments
Finance 0.5%
Arches Buyer, Inc.
First Lien New Term Loan
7.081% (1 Month SOFR + 3.25%), due 12/6/27 (g)	$ 14,000,506	$ 13,956,754
Belron Finance 2019 LLC
First Lien Term Loan B
5.657% (3 Month SOFR + 2.00%), due 10/16/31 (g)	7,430,632	7,416,700
RealTruck Group, Inc. (g)
First Lien Second Out Tranche Term Loan A
8.648% (3 Month SOFR + 4.75%), due 1/31/31	21,116,797	12,590,890
First Lien FLFO New Money Term Loan
9.386% (3 Month SOFR + 5.75%), due 1/31/31	8,177,732	8,377,065
First Lien Second Out Tranche Term Loan B
9.898% (3 Month SOFR + 6.00%), due 1/31/31	15,008,564	8,905,076
		51,246,485
Healthcare & Pharmaceuticals 0.2%
1261229 BC Ltd.
First Lien Initial Term Loan
9.981% (1 Month SOFR + 6.25%), due 10/8/30 (g)	17,066,964	16,547,838
Healthcare, Education & Childcare 0.3%
Endo Finance Holdings LP
First Lien 2024 Refinancing Term Loan
7.481% (1 Month SOFR + 3.75%), due 4/23/31 (g)	11,393,588	11,399,821
LifePoint Health, Inc.
First Lien Term Loan B1
7.503% (3 Month SOFR + 3.75%), due 5/19/31 (g)	24,774,326	23,628,513
		35,028,334
High Tech Industries 0.1%
Aretec Group, Inc.
First Lien Term Loan B4
6.731% (1 Month SOFR + 3.00%), due 8/9/30 (g)	6,372,335	6,382,958
Hotels, Motels, Inns & Gaming 0.1%
Caesars Entertainment, Inc.
First Lien Term Loan B1
5.981% (1 Month SOFR + 2.25%), due 2/6/31 (g)	6,802,602	6,473,812
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.0% ‡
Columbus McKinnon Corp.
First Lien Initial Term Loan
7.232% (3 Month SOFR + 3.50%), due 2/3/33 (g)	2,606,764	2,613,281

	Principal Amount	Value
Loan Assignments
Media 0.4%
DIRECTV Financing LLC
First Lien 2026 Refinancing Facility Term Loan B
8.323% (3 Month SOFR + 4.50%), due 8/2/29 (g)	$ 29,108,581	$ 29,258,664
Discovery Global Holdings, Inc.
First Lien Initial Dollar Term Loan
6.231% (1 Month SOFR + 2.50%), due 6/3/33 (g)	15,422,596	15,422,596
		44,681,260
Mining, Steel, Iron & Non-Precious Metals 0.3%
American Rock Salt Co. LLC (g)
First Lien Initial Term Loan
7.994% (3 Month SOFR + 4.00%), due 6/9/28	25,273,373	23,377,870
First Lien First Out Term Loan
10.994% (3 Month SOFR + 7.00%), due 6/11/28	9,803,949	9,869,312
		33,247,182
Oil & Gas 0.2%
Prairie Acquiror LP
First Lien Term Loan B5
6.981% (1 Month SOFR + 3.25%), due 8/1/29 (g)	8,569,972	8,612,822
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
5.894% (1 Month SOFR + 2.25%), due 3/18/30 (g)	6,896,370	6,901,542
		15,514,364
Personal, Food & Miscellaneous Services 0.0% ‡
WW International, Inc.
First Lien Initial Term Loan
10.528% (1 Month SOFR + 6.80%), due 6/24/30 (g)	5,679,290	4,145,882
Retail 1.0%
C&S Wholesale Grocers, Inc.
First Lien Initial Term Loan
8.732% (3 Month SOFR + 5.00%), due 8/6/30 (g)	21,934,250	20,654,759
Great Outdoors Group LLC
First Lien Term Loan B
6.981% (1 Month SOFR + 3.25%), due 1/23/32 (g)	83,588,015	83,886,508
		104,541,267
Retail Store 0.1%
PetSmart LLC
First Lien Initial Term Loan
7.724% (1 Month SOFR + 4.00%), due 8/18/32 (g)	10,149,000	10,161,686
Services: Business 0.2%
Dynamo US Bidco, Inc.
First Lien Term Loan B
6.981% (1 Month SOFR + 3.25%), due 9/30/31 (g)	5,824,816	5,628,229

	Principal Amount	Value
Loan Assignments
Services: Business
Osaic Holdings, Inc.
First Lien Term Loan B1
6.232% (3 Month SOFR + 2.50%), due 7/30/32 (g)	$ 14,962,500	$ 14,861,503
		20,489,732
Software 0.3%
Cloud Software Group LLC (g)
First Lien Incremental Term Loan B
6.982% (3 Month SOFR + 3.25%), due 3/21/31	9,910,228	8,964,108
First Lien Initial Dollar Term Loan B
6.982% (3 Month SOFR + 3.25%), due 8/16/32	8,984,101	8,013,818
McAfee Corp.
First Lien Tranche Term Loan B1
6.731% (1 Month SOFR + 3.00%), due 3/1/29 (g)	10,122,110	9,119,394
		26,097,320
Telecommunications 0.0% ‡
LCPR Loan Financing LLC
First Lien 2021 Additional Term Loan
7.663% (3 Month SOFR + 3.75%), due 10/16/28 (g)	1,000,000	568,125
Total Loan Assignments (Cost $608,446,066)		563,769,663
Total Long-Term Bonds (Cost $9,887,376,734)		9,681,602,149

	Shares

Common Stocks 1.0%
Electric Utilities 0.2%
Keycon Power Holdings LLC (h)(k)	385,976	18,762,293
Electrical Equipment 0.1%
Energy Technologies, Inc. (h)(k)	16,724	13,596,612
Energy Equipment & Services 0.1%
Nine Energy Service, Inc. (k)	1,404,300	15,938,805
Entertainment 0.1%
Warner Bros Discovery, Inc. (k)	233,482	6,140,577
Independent Power and Renewable Electricity Producers 0.1%
GenOn Energy, Inc. (j)(k)	386,241	12,552,833
Oil, Gas & Consumable Fuels 0.2%
Gulfport Energy Corp. (k)	60,445	9,754,009

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
PetroQuest Energy, Inc. (h)(k)	284,709	$ —
PetroQuest Energy, Inc., Escrow Claim Shares (h)(k)	35,078,325	—
Talos Energy, Inc. (k)	747,549	11,347,794
		21,101,803
Pharmaceuticals 0.2%
Keenova Therapeutics plc (k)	168,818	16,384,800
Par Health, Inc. (k)	168,818	1,006,830
		17,391,630
Total Common Stocks (Cost $129,768,388)		105,484,553
Preferred Stock 0.5%
Electrical Equipment 0.5%
Energy Technologies Ltd. (h)(k)	37,258	53,577,004
Total Preferred Stock (Cost $35,514,837)		53,577,004
Exchange-Traded Funds 0.3%
iShares Gold Trust (k)	281,550	21,445,664
SPDR Gold Shares (k)	15,336	5,697,937
Total Exchange-Traded Funds (Cost $8,112,916)		27,143,601
Total Investments (Cost $10,060,772,875)	95.0%	9,867,807,307
Other Assets, Less Liabilities	5.0	515,140,815
Net Assets	100.0%	$ 10,382,948,122

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(c)	Issue in default.
(d)	Issue in non-accrual status.
(e)	Step coupon—Rate shown was the rate in effect as of July 31, 2026.
(f)	Delayed delivery security.
(g)	Floating rate—Rate shown was the rate in effect as of July 31, 2026.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(j)	Restricted security.
(k)	Non-income producing security.
Abbreviation(s):
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bond	$ —	$ 15,000,750	$ —	$ 15,000,750
Corporate Bonds	—	9,093,219,556	3,446,235	9,096,665,791
Foreign Government Bond	—	6,165,945	—	6,165,945
Loan Assignments	—	561,364,762	2,404,901	563,769,663
Total Long-Term Bonds	—	9,675,751,013	5,851,136	9,681,602,149
Common Stocks	60,572,815	12,552,833	32,358,905	105,484,553
Preferred Stock	—	—	53,577,004	53,577,004
Exchange-Traded Funds	27,143,601	—	—	27,143,601
Total Investments in Securities	$ 87,716,416	$ 9,688,303,846	$ 91,787,045	$ 9,867,807,307

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM MacKay Tax Free Bond Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 99.2%
Long-Term Municipal Bonds 97.4%
Alabama 4.4%
Alabama Housing Finance Authority, Single-Family Mortgage, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 4/1/55	$ 8,585,000	$ 9,242,571
Black Belt Energy Gas District, Gas Project No. 7, Revenue Bonds
Series C-2
2.51%, due 10/1/52	8,750,000	8,746,234
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
2.81%, due 4/1/53	34,600,000	34,413,281
Series A
4.00%, due 6/1/51 (a)	6,060,000	6,090,217
Series D-1
4.00%, due 7/1/52 (a)	6,300,000	6,342,584
Series B-1
4.00%, due 4/1/53 (a)	19,350,000	19,480,725
Series D-3
4.295%, due 6/1/49	9,250,000	9,382,851
Series I
5.00%, due 10/1/33	5,700,000	5,969,005
Series B
5.00%, due 12/1/34	24,245,000	25,476,404
Series F
5.00%, due 6/1/36	7,005,000	7,156,524
Series C
5.00%, due 5/1/55 (a)	5,920,000	6,217,804
Series D
5.00%, due 12/1/55 (a)	28,750,000	29,908,145
Series B-2
5.25%, due 12/1/53 (a)	12,620,000	13,424,159
Series D-1
5.50%, due 6/1/49 (a)	5,805,000	6,052,697
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series B-2
4.646%, due 4/1/54	20,000,000	20,339,538
Series B
5.25%, due 7/1/54 (a)	60,000,000	63,651,120
Series B-1
5.75%, due 4/1/54 (a)	13,600,000	14,772,529
Energy Southeast A Cooperative District, Revenue Bonds
Series A-2
3.965%, due 4/1/34	31,475,000	31,523,305
Lower Alabama Gas District (The), Gas Project, Revenue Bonds
Series A
5.00%, due 9/1/46	5,000,000	5,077,218
Southeast Alabama Gas Supply District (The), Revenue Bonds (a)
Series B
5.00%, due 6/1/49	3,015,000	3,130,346

	Principal Amount	Value
Long-Term Municipal Bonds
Alabama
Southeast Alabama Gas Supply District (The), Revenue Bonds (a)
Series A
5.00%, due 8/1/54	$ 5,670,000	$ 5,936,323
Southeast Energy Authority A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (a)	14,815,000	14,733,867
Southeast Energy Authority A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	20,000,000	20,553,188
Southeast Energy Authority A Cooperative District, Revenue Bonds (a)
Series C
5.00%, due 5/1/55	45,320,000	47,816,420
Series C
5.00%, due 10/1/55	12,855,000	13,434,341
Series A
5.00%, due 1/1/56	6,290,000	6,318,842
Series B
5.25%, due 3/1/55	5,000,000	5,100,141
		440,290,379
Alaska 0.7%
Alaska Housing Finance Corp., State Capital Project, Revenue Bonds
Series A, Class II
5.00%, due 6/1/36	5,750,000	6,310,133
Series A, Class II
5.00%, due 12/1/36	3,500,000	3,827,989
Alaska Housing Finance Corp., General Mortgage, Revenue Bonds
Series C-II, Insured: GNMA / FNMA / FHLMC
5.75%, due 12/1/52	4,280,000	4,502,713
Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital Foundation Obligated Group, Revenue Bonds
5.00%, due 4/1/32	3,050,000	3,057,019
Alaska Municipal Bond Bank Authority, Master Resolution, Revenue Bonds
Series A
5.50%, due 10/1/42	6,000,000	6,118,239
Municipality of Anchorage, Unlimited General Obligation
Series B
5.00%, due 9/1/26	5,340,000	5,345,896
Municipality of Anchorage, Revenue Bonds
Series A, Insured: AG
5.00%, due 2/1/61 (b)	32,940,000	32,437,523
State of Alaska, International Airports System, Revenue Bonds
Series C
5.00%, due 10/1/27 (b)	3,000,000	3,066,759
		64,666,271

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona 0.6%
Arizona Board of Regents, Arizona State University, Revenue Bonds
Series A
5.50%, due 7/1/48	$ 7,500,000	$ 8,077,964
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds (a)(b)
4.00%, due 6/1/49	11,100,000	11,188,893
Series 1
5.00%, due 9/1/42	10,180,000	10,276,103
Coconino County Unified School District No. 1, Flagstaff, Unlimited General Obligation
Series B
1.75%, due 7/1/35	2,375,000	1,919,906
Series B
1.75%, due 7/1/36	2,760,000	2,166,248
Gilbert Water Resource Municipal Property Corp., Waterworks & Sewer System, Revenue Bonds, Senior Lien
4.00%, due 7/15/41	7,915,000	7,713,646
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 3/1/55	5,015,000	5,452,272
Maricopa County Pollution Control Corp., Public Service Co. of New Mexico, Revenue Bonds
Series A
0.875%, due 6/1/43 (a)	3,855,000	3,840,998
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 1/1/45	5,000,000	5,318,264
		55,954,294
Arkansas 0.2%
Arkansas Development Finance Authority, Motgage-Backed Securities, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.00%, due 1/1/55	3,735,000	3,907,204
Fayetteville School District No. 1, Limited General Obligation
Insured: State Aid Withholding
2.125%, due 6/1/32	3,210,000	2,888,392
Hot Springs School District No. 6, Limited General Obligation
Insured: State Aid Withholding
2.50%, due 6/1/40	3,485,000	2,637,853
Little Rock School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
3.00%, due 2/1/46	15,230,000	11,828,779
Springdale School District No. 50, Limited General Obligation
Series A, Insured: State Aid Withholding
2.50%, due 6/1/40	3,380,000	2,568,934
		23,831,162
California 11.6%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/36	14,420,000	9,744,651

	Principal Amount	Value
Long-Term Municipal Bonds
California
Alameda Corridor Transportation Authority, Revenue Bonds
Series C, Insured: AG
(zero coupon), due 10/1/52 (c)	$ 5,000,000	$ 2,912,819
Alameda Corridor Transportation Authority, Revenue Bonds, Senior Lien
Series A, Insured: BAM
(zero coupon), due 10/1/48 (c)	6,000,000	3,583,688
Allan Hancock Joint Community College District, Election of 2006, Unlimited General Obligation
Series C
(zero coupon), due 8/1/44 (c)	8,500,000	6,625,580
Antelope Valley Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/50	3,750,000	2,754,998
Burbank-Glendale-Pasadena Airport Authority, Brick Campaign, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/32	6,250,000	6,777,790
Series B
5.00%, due 7/1/35	5,000,000	5,460,093
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series A-2
3.895%, due 4/1/56	29,050,000	28,869,873
Series B-1
4.00%, due 2/1/52 (a)	12,505,000	12,501,771
Series A
4.00%, due 10/1/52 (a)	8,000,000	8,058,836
Series A-1
4.00%, due 5/1/53 (a)	12,780,000	12,893,025
Series E-2
4.115%, due 2/1/54	27,500,000	27,943,470
Series A-2
4.396%, due 12/1/53	14,250,000	14,554,483
Series F
5.00%, due 11/1/33	20,085,000	21,277,412
Series B
5.00%, due 3/1/36	1,705,000	1,751,138
Series B-1
5.00%, due 7/1/53 (a)	24,545,000	25,447,770
Series B
5.00%, due 1/1/55 (a)	5,000,000	5,105,225
Series D
5.00%, due 2/1/55 (a)	7,540,000	8,041,020
Series C
5.00%, due 8/1/55 (a)	23,630,000	24,294,589
Series G
5.00%, due 11/1/55 (a)	11,810,000	12,047,849
Series C
5.25%, due 1/1/54 (a)	59,340,000	62,223,348

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A, Insured: BAM
3.00%, due 4/1/44	$ 2,075,000	$ 1,797,777
Series A
4.00%, due 4/1/49	4,000,000	3,562,695
California Health Facilities Financing Authority, Sutter Health, Revenue Bonds
Series B
4.00%, due 11/15/41	11,375,000	10,710,172
California Municipal Finance Authority, Revenue Bonds (a)
Series 1, Class A-1
3.537%, due 2/20/41	17,267,161	15,642,593
Series 1, Class A-1
4.05%, due 7/20/41	9,965,151	9,416,882
Series 2, Class A-1
4.326%, due 11/20/40	7,452,958	7,258,671
California State University, Systemwide, Revenue Bonds
Series A
5.00%, due 11/1/42	9,725,000	9,823,727
Carlsbad Unified School District, Election of 2018, Unlimited General Obligation
Series A
3.00%, due 8/1/42	4,000,000	3,276,580
Series B
3.00%, due 8/1/46	2,725,000	2,128,199
Center Joint Unified School District, Election of 2008, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 8/1/51	4,750,000	3,446,125
Chaffey Joint Union High School District, Election of 2012, Unlimited General Obligation
Series C
5.25%, due 8/1/47	5,000,000	5,029,309
City of Los Angeles, Department of Airports, Revenue Bonds (b)
Series A
4.00%, due 5/15/41	8,775,000	8,310,360
Series A
5.25%, due 5/15/43	10,000,000	10,707,519
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien (b)
Series G
5.00%, due 5/15/47	5,000,000	5,083,227
Series G
5.50%, due 5/15/36	15,175,000	16,491,378
Series G
5.50%, due 5/15/38	8,275,000	8,902,237
Series G
5.50%, due 5/15/39	5,875,000	6,288,406
Series G
5.50%, due 5/15/40	6,700,000	7,150,440
Series H
5.50%, due 5/15/47	8,150,000	8,513,420

	Principal Amount	Value
Long-Term Municipal Bonds
California
Corona-Norco Unified School District, Unlimited General Obligation
Series C
3.00%, due 8/1/44	$ 5,000,000	$ 4,012,769
Fresno Unified School District, Unlimited General Obligation
Series B
3.00%, due 8/1/43	7,500,000	5,864,795
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1
2.587%, due 6/1/29	10,000,000	9,349,431
Inglewood Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.50%, due 8/1/41	2,300,000	2,570,685
Series B
5.50%, due 8/1/42	2,795,000	3,111,727
Series B
5.50%, due 8/1/43	2,500,000	2,774,051
Long Beach Unified School District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/41	4,650,000	3,845,510
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series E
5.00%, due 7/1/28	6,965,000	7,240,285
Series B
5.00%, due 7/1/31	2,120,000	2,205,733
Series E
5.00%, due 7/1/31	15,000,000	16,216,560
Series A
5.00%, due 7/1/32	1,355,000	1,457,980
Series B
5.00%, due 7/1/32	6,340,000	6,580,204
Series A
5.00%, due 7/1/33	3,020,000	3,088,087
Series B
5.00%, due 7/1/33	6,000,000	6,507,083
Series C
5.00%, due 7/1/33	2,835,000	2,956,536
Series A
5.00%, due 7/1/35	7,000,000	7,608,635
Series E
5.00%, due 7/1/35	12,625,000	13,786,736
Series A
5.00%, due 7/1/36	1,830,000	1,863,369
Series B
5.00%, due 7/1/36	2,605,000	2,813,921
Series C
5.00%, due 7/1/36	2,135,000	2,306,227
Series E
5.00%, due 7/1/36	1,620,000	1,742,235

	Principal Amount	Value
Long-Term Municipal Bonds
California
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series A
5.00%, due 7/1/37	$ 2,130,000	$ 2,165,253
Series E
5.00%, due 7/1/38	7,000,000	7,453,767
Series B
5.00%, due 7/1/39	10,000,000	10,350,387
Series A
5.00%, due 7/1/44	1,205,000	1,256,147
Series C
5.00%, due 7/1/44	4,040,000	4,211,479
Series D
5.00%, due 7/1/52	1,535,000	1,555,378
Series A, Insured: BAM
5.00%, due 7/1/53	9,500,000	9,657,161
Series E
5.00%, due 7/1/53	5,350,000	5,409,436
Series A
5.25%, due 7/1/49	6,400,000	6,486,467
Series B
5.25%, due 7/1/53	3,810,000	3,905,934
Series D
6.574%, due 7/1/45	7,830,000	8,078,962
Los Angeles Department of Water & Power, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/37	10,000,000	10,964,946
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series C
5.00%, due 7/1/41	10,000,000	10,624,689
Series C, Insured: BAM
5.00%, due 7/1/42	6,500,000	6,903,805
Series C
5.00%, due 7/1/43	14,590,000	15,378,191
Series C, Insured: BAM
5.00%, due 7/1/44	7,500,000	7,899,784
Series A
6.603%, due 7/1/50	48,635,000	50,420,425
Modesto Irrigation District, Domestic Water Project, Revenue Bonds
Series F, Insured: NATL-RE
3.208%, due 9/1/27	3,040,000	3,038,186
Moreno Valley Unified School District, Election 2014, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 8/1/46	4,750,000	3,709,704
Municipal Improvement Corp. of Los Angeles, Los Angeles Convention Center, Revenue Bonds
Series A
5.50%, due 5/1/55	15,000,000	15,927,211

	Principal Amount	Value
Long-Term Municipal Bonds
California
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.00%, due 3/1/41 (b)	$ 8,500,000	$ 8,538,439
Novato Unified School District, Unlimited General Obligation
Series B
3.00%, due 8/1/41	2,500,000	2,106,095
Oakland Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: AG
5.25%, due 8/1/48	20,000,000	21,002,338
Ocean View School District of Orange County, Unlimited General Obligation
Series C, Insured: AG
3.00%, due 8/1/47	4,250,000	3,258,418
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/47	3,000,000	3,115,725
Richmond Joint Powers Financing Authority, Civic Center Project, Revenue Bonds
Series A, Insured: AG
5.00%, due 11/1/36	2,750,000	2,883,608
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.50%, due 8/1/47	5,000,000	5,155,174
Series A, Insured: BAM
5.50%, due 8/1/52	5,000,000	5,124,789
Series C, Insured: AG
5.50%, due 8/1/54	10,000,000	10,484,049
Sacramento City Unified School District, Election of 2024, Unlimited General Obligation
Series A, Insured: AG
5.50%, due 8/1/53	14,500,000	15,214,415
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien
Series B
5.25%, due 7/1/42 (b)	4,000,000	4,303,806
San Diego Public Facilities Financing Authority, Water Utility, Revenue Bonds
Series A
5.25%, due 8/1/48	5,250,000	5,594,422
San Diego Unified School District, Unlimited General Obligation
Series R-2
(zero coupon), due 7/1/41 (c)	11,000,000	11,373,708
San Diego Unified School District, Election of 2012, Unlimited General Obligation
Series I
5.00%, due 7/1/41	3,750,000	3,802,134
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (b)
Series C
5.00%, due 5/1/33	15,750,000	17,159,981
Series A
5.00%, due 5/1/34	7,350,000	7,792,277
Series E
5.00%, due 5/1/50	10,500,000	10,526,561

	Principal Amount	Value
Long-Term Municipal Bonds
California
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (b)
Series A
5.25%, due 5/1/41	$ 25,250,000	$ 27,031,193
Series A
5.25%, due 5/1/43	6,000,000	6,369,887
Series A
5.25%, due 5/1/44	4,500,000	4,756,323
Series A
5.50%, due 5/1/55	46,500,000	48,861,028
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds
Series A
5.00%, due 5/1/44 (b)	10,740,000	10,925,313
San Jose Evergreen Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 9/1/41	1,065,000	918,494
San Juan Unified School District, Election of 2016, Unlimited General Obligation
2.375%, due 8/1/40	5,000,000	3,769,394
San Mateo Union High School District, Capital Appreciation, Election of 2010, Unlimited General Obligation
Series A
(zero coupon), due 9/1/41 (c)	8,575,000	9,373,833
Santa Cruz City High School District, Unlimited General Obligation
Series C
2.00%, due 8/1/37	2,870,000	2,267,681
Santa Monica Public Financing Authority, City Yards Project, Revenue Bonds
2.25%, due 7/1/51	6,500,000	3,866,846
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series C
4.00%, due 7/1/27	3,935,000	3,941,045
Series 1
5.00%, due 7/1/33	3,410,000	3,741,518
Series 1
5.00%, due 7/1/34	3,480,000	3,835,012
Series 1
5.00%, due 7/1/35	4,185,000	4,540,572
Series 1
5.00%, due 7/1/37	8,330,000	8,931,260
Series 1
5.00%, due 7/1/40	7,225,000	7,685,657
Series A-1
5.00%, due 7/1/48	17,185,000	17,588,028
Series 1
5.00%, due 7/1/53	14,050,000	14,308,103
Series 2
5.00%, due 7/1/53 (a)	8,000,000	8,335,894
Southern California Public Power Authority, Apex Power Project, Revenue Bonds
Series A
5.00%, due 7/1/33	4,000,000	4,388,877

	Principal Amount	Value
Long-Term Municipal Bonds
California
Southern California Public Power Authority, Clean Energy II Project, Revenue Bonds
Series A
5.00%, due 11/1/33	$ 32,550,000	$ 34,107,407
Southern California Public Power Authority, Southern Transmissional System Renewal Project, Revenue Bonds
Series A-1
5.25%, due 7/1/53	11,930,000	12,378,127
Southern Mono Health Care District, Election of 2001, Unlimited General Obligation
Series B, Insured: NATL-RE
(zero coupon), due 8/1/32	2,600,000	2,083,856
Series B, Insured: NATL-RE
(zero coupon), due 8/1/33	2,505,000	1,926,043
Sunnyvale School District, Election of 2013, Unlimited General Obligation
Series C
3.00%, due 9/1/44	6,750,000	5,469,864
Twin Rivers Unified School District, Election 2006, Unlimited General Obligation
Insured: AG
(zero coupon), due 8/1/32	4,370,000	3,567,012
Val Verde Unified School District, Election of 2012, Unlimited General Obligation
Series F, Insured: AG
3.00%, due 8/1/47	8,910,000	6,958,296
Yosemite Community College District, Election of 2004, Unlimited General Obligation
Series D
(zero coupon), due 8/1/42 (c)	14,500,000	13,152,518
		1,152,224,036
Colorado 2.1%
Adams County School District No. 1, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/1/40	5,910,000	5,941,253
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.30%, due 12/15/28	5,790,000	5,646,020
City & County of Denver, Board of Water Commissioners, Revenue Bonds
Series A
3.00%, due 9/15/42	6,285,000	5,105,236
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
4.00%, due 12/1/43	3,470,000	3,186,235
Series A
5.00%, due 12/1/34	6,000,000	6,528,310
Series A
5.00%, due 12/1/37	15,675,000	16,007,749
Series A
5.00%, due 12/1/43	4,915,000	4,973,371
Series A
5.50%, due 11/15/40	17,760,000	19,118,830
Series D
5.75%, due 11/15/38	3,000,000	3,301,037

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
City & County of Denver, Convention Center Expansion Project, Certificate of Participation
Series A
5.375%, due 6/1/43	$ 12,875,000	$ 12,888,686
City of Colorado Springs, Utilities System, Revenue Bonds
Series B
5.25%, due 11/15/52	10,000,000	10,428,366
Series A
5.25%, due 11/15/54	4,895,000	5,144,992
Colorado Bridge & Tunnel Enterprise, Revenue Bonds, Senior Lien
Series A, Insured: AG
5.25%, due 12/1/54	7,500,000	7,836,830
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-1, Insured: BAM
4.00%, due 8/1/44	8,555,000	7,977,097
Series A
5.00%, due 9/1/35	8,965,000	9,701,357
Colorado Health Facilities Authority, Adventist Health System, Revenue Bonds
Series A
4.00%, due 11/15/48	13,500,000	11,932,862
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A-1
5.00%, due 11/15/59 (a)	4,625,000	4,909,493
Colorado Housing and Finance Authority, Revenue Bonds
Series B, Insured: GNMA
3.00%, due 5/1/51 (b)	1,945,000	1,920,456
Colorado Housing and Finance Authority, Sustainable Bonds, Revenue Bonds
Series B, Class 1, Insured: GNMA
3.25%, due 5/1/52	4,125,000	4,068,105
Denver City & County School District No. 1, Unlimited General Obligation
Series C, Insured: State Aid Withholding
5.50%, due 12/1/46	9,500,000	10,444,567
Series C, Insured: State Aid Withholding
5.50%, due 12/1/47	8,755,000	9,538,945
Gunnison Watershed School District No. Re 1J, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/47	14,150,000	14,632,277
State of Colorado, Certificate of Participation
Series J
5.25%, due 3/15/42	18,500,000	18,640,284
6.00%, due 12/15/40	5,960,000	6,716,334
6.00%, due 12/15/41	5,690,000	6,387,066
		212,975,758
Connecticut 1.2%
Aquarion Water Authority, Water System, Revenue Bonds
Series B
5.25%, due 2/1/31	7,000,000	7,606,698

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
Connecticut State Health & Educational Facilities Authority, Hartford HealthCare Corp., Revenue Bonds
Series A, Insured: AG
5.50%, due 7/1/51	$ 7,900,000	$ 8,493,090
Series A, Insured: AG
5.50%, due 7/1/55	15,000,000	16,055,939
New Canaan Housing Authority, HANC Lakeview LLC, Revenue Bonds
Series A, Insured: FNMA
4.00%, due 12/1/34	10,000,000	9,907,682
State of Connecticut, Transportation Infrastructure, Special Tax, Special Tax
Series A
5.25%, due 7/1/40	20,420,000	22,261,796
Series A
5.25%, due 7/1/41	18,980,000	20,610,192
Series A
5.25%, due 7/1/42	25,220,000	27,311,048
Waterbury Housing Authority, Laurel Estates Preservation Project, Revenue Bonds
Series A, Insured: HUD Sector 8 FHLMC
4.50%, due 2/1/42	4,590,000	4,523,532
		116,769,977
Delaware 0.7%
Delaware State Health Facilities Authority, Christiana Care Health System, Revenue Bonds
5.25%, due 10/1/51	5,500,000	5,741,645
Delaware State Housing Authority, Revenue Bonds, Senior Lien
Series A, Insured: GNMA / FNMA / FHLMC
4.55%, due 7/1/45	3,175,000	3,137,365
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/56	9,385,000	10,127,828
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/56	8,645,000	9,449,551
Delaware State Housing Authority, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
5.50%, due 1/1/56	19,990,000	21,383,005
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/55	5,455,000	5,854,787
Series C, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/55	10,415,000	11,299,312
Series C, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/56	3,985,000	4,331,727
		71,325,220
District of Columbia 0.8%
District of Columbia, Revenue Bonds
Series A
5.50%, due 7/1/47	6,250,000	6,656,937
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/29	7,000,000	7,374,601

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/30	$ 6,000,000	$ 6,393,922
Series A
5.00%, due 10/1/31	8,000,000	8,595,607
Series A
5.00%, due 10/1/32	16,945,000	18,304,487
Series A
5.00%, due 10/1/35	3,955,000	4,090,844
Series A
5.25%, due 10/1/48	5,000,000	5,126,670
Metropolitan Washington Airports Authority, Airport System, Revenue Bonds
Series A
5.00%, due 10/1/30 (b)	3,840,000	4,033,399
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien (c)
Series B
6.50%, due 10/1/44	6,040,000	6,325,766
Series B
6.50%, due 10/1/44	2,600,000	2,723,012
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds
Series A
4.00%, due 7/15/39	5,600,000	5,529,687
		75,154,932
Florida 4.5%
Central Florida Tourism Oversight District Utility, Revenue Bonds
Series 1
5.00%, due 10/1/42	5,000,000	5,341,464
Series 1
5.00%, due 10/1/43	2,500,000	2,657,268
Series 1
5.00%, due 10/1/45	3,000,000	3,166,372
City of Gainesville, Utilities System, Revenue Bonds
Series A
4.00%, due 10/1/38	18,250,000	18,027,001
Collier County Industrial Development Authority, NCH Healthcare System, Inc. Obligated Group, Revenue Bonds
Series A, Insured: AG
5.00%, due 10/1/49	5,500,000	5,575,096
County of Brevard, Solid Waste Management System, Revenue Bonds
5.50%, due 9/1/53	8,720,000	9,227,285
County of Broward, Airport System, Revenue Bonds
5.00%, due 10/1/42 (b)	5,045,000	5,071,896
County of Lee, Airport, Revenue Bonds (b)
Series A
5.00%, due 10/1/29	8,000,000	8,423,189
Series B
5.00%, due 10/1/46	4,750,000	4,803,881

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
County of Lee, Airport, Revenue Bonds (b)
5.25%, due 10/1/38	$ 5,000,000	$ 5,381,965
5.25%, due 10/1/39	3,240,000	3,463,174
5.25%, due 10/1/49	4,250,000	4,354,746
5.25%, due 10/1/54	35,000,000	35,577,913
County of Miami-Dade, Revenue Bonds
(zero coupon), due 10/1/42	6,200,000	3,026,005
Series A
5.00%, due 10/1/31 (b)	5,750,000	6,147,199
County of Miami-Dade, Water & Sewer System, Revenue Bonds
Insured: BAM
3.00%, due 10/1/36	2,100,000	1,900,952
Series B, Insured: BAM
4.00%, due 10/1/49	8,000,000	7,161,618
County of Miami-Dade, Transit System, Revenue Bonds
3.00%, due 7/1/37	4,000,000	3,616,595
4.00%, due 7/1/32	2,465,000	2,465,840
County of Miami-Dade, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/33 (b)	5,000,000	5,412,474
County of Pasco, H. Lee Moffitt Cancer Center Project, Revenue Bonds
Series A, Insured: AG
5.00%, due 9/1/48	5,000,000	5,068,701
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AG
5.75%, due 9/1/54	19,000,000	20,170,818
County of Sarasota, Utility System, Revenue Bonds
5.25%, due 10/1/52	5,500,000	5,774,425
Florida Housing Finance Corp., Royal Park Apartments, Revenue Bonds
Series O-1, Insured: FNMA
2.30%, due 1/1/40	9,253,997	6,858,216
Florida Housing Finance Corp., Revenue Bonds
Series 2, Insured: GNMA / FNMA / FHLMC
4.25%, due 7/1/37	2,730,000	2,729,777
Series 2, Insured: GNMA / FNMA / FHLMC
4.50%, due 7/1/47	4,715,000	4,539,147
Florida State Board of Governors, University of North Florida Dormitory Facilities Revenue, Revenue Bonds
Series A, Insured: BAM
5.00%, due 11/1/48	5,695,000	5,815,324
Greater Orlando Aviation Authority, Revenue Bonds (b)
Series A
4.00%, due 10/1/35	3,000,000	2,969,437
5.25%, due 10/1/48	8,790,000	9,048,340
5.25%, due 10/1/49	2,410,000	2,472,661
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds (b)
Series B
5.50%, due 10/1/49	7,125,000	7,492,768

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds (b)
Series B
5.50%, due 10/1/54	$ 30,000,000	$ 31,402,062
Hillsborough County Industrial Development Authority, BayCare Obligated Group, Revenue Bonds
Series C
5.50%, due 11/15/54	9,985,000	10,566,821
JEA Water & Sewer System, Revenue Bonds
Series A
5.50%, due 10/1/54	21,655,000	22,896,161
Miami-Dade County Health Facilities Authority, Nicklaus Children's Hospital Project, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 8/1/51	5,000,000	4,398,350
5.00%, due 8/1/47	4,295,000	4,308,611
North Broward Hospital District, Revenue Bonds
Series B
5.00%, due 1/1/42	6,500,000	6,565,785
Series B
5.00%, due 1/1/48	3,500,000	3,513,057
Okaloosa Gas District, Revenue Bonds
Series B, Insured: AG
5.00%, due 10/1/43	7,900,000	8,343,741
Series B, Insured: AG
5.25%, due 10/1/44	5,375,000	5,757,586
Orange County Health Facilities Authority, Orlando Health, Revenue Bonds
Series A
4.00%, due 10/1/49	4,185,000	3,623,594
4.00%, due 10/1/52	12,080,000	10,146,788
Orange County Health Facilities Authority, Orlando Health, Inc., Revenue Bonds
Insured: AG-CR
4.00%, due 10/1/52	7,000,000	6,153,344
Peace River Manasota Regional Water Supply Authority, Revenue Bonds
Series B
5.25%, due 10/1/50	6,500,000	6,873,602
Putnam County School District, Unlimited General Obligation
Insured: BAM
5.00%, due 7/1/45	3,865,000	4,045,413
Insured: BAM
5.00%, due 7/1/46	3,485,000	3,622,468
Insured: BAM
5.00%, due 7/1/48	4,470,000	4,609,235
South Broward Hospital District, Revenue Bonds
Series A, Insured: BAM
3.00%, due 5/1/51	22,045,000	16,081,585
4.00%, due 5/1/48	13,135,000	11,783,990
St. Lucie County Housing Finance Authority, Live Oak Preservations Ltd., Revenue Bonds
Insured: FNMA
4.45%, due 1/1/41	8,315,000	8,053,487

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
State of Florida, Unlimited General Obligation
Series E
3.10%, due 6/1/28	$ 7,235,000	$ 7,235,735
Village Community Development District No. 8, Special Assessment
Insured: AG
3.50%, due 5/1/40	4,685,000	4,337,336
West Palm Beach Community Redevelopment Agency, City center community redevelopment, Tax Allocation
Insured: AG-CR
5.00%, due 3/1/34	8,450,000	8,744,117
Insured: AG-CR
5.00%, due 3/1/35	9,020,000	9,320,242
Wildwood Utility Dependent District, 2023 Project, Revenue Bonds
Insured: AG
5.25%, due 10/1/43	10,250,000	10,889,814
Insured: AG
5.50%, due 10/1/53	14,000,000	14,665,545
		441,680,016
Georgia 3.7%
Augusta Development Authority, WellStar Health System, Inc. Project, Revenue Bonds
Series A, Insured: AG
5.125%, due 4/1/53	5,400,000	5,525,202
Series A
5.125%, due 4/1/53	10,000,000	10,168,958
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/44	25,840,000	24,475,578
Series A
4.00%, due 7/1/49	15,865,000	14,302,572
City of Atlanta, Airport Passenger Facility Charge, Revenue Bonds
Series E
5.00%, due 7/1/33 (b)	2,750,000	3,003,194
City of Atlanta, Public Improvement, Unlimited General Obligation
Series A-1
5.00%, due 12/1/42	10,000,000	10,571,913
City of Atlanta, Water & Wastewater, Revenue Bonds, Sub. Lien
5.00%, due 11/1/44	4,435,000	4,768,241
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System, Revenue Bonds
4.00%, due 8/15/48	4,000,000	3,547,458
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project, Revenue Bonds, Second Series
Series 2
3.375%, due 11/1/48 (a)	5,650,000	5,660,825
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Revenue Bonds
Series A
2.50%, due 2/15/51	9,500,000	5,905,399
Series B, Insured: County Guaranteed
5.50%, due 2/15/42	9,290,000	9,377,910

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Georgia Housing & Finance Authority, Revenue Bonds
Series B
3.55%, due 12/1/42	$ 5,670,000	$ 5,066,959
Georgia Ports Authority, Revenue Bonds
5.25%, due 7/1/43	4,695,000	5,015,224
Griffin-Spalding County Hospital Authority, WellStar Health System, Revenue Bonds
4.00%, due 4/1/42	3,440,000	3,193,055
Lawrenceville Housing Authority, HearthSide Lawrenceville Project, Revenue Bonds
Series FN, Insured: HUD Sector 8 FNMA
2.88%, due 4/1/40	3,692,771	2,839,476
Main Street Energy, Inc., Energy Project, Revenue Bonds
Series A
5.00%, due 10/1/33	30,465,000	31,921,940
Series D
5.00%, due 12/1/33	6,600,000	6,856,942
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.00%, due 3/1/50 (a)	2,975,000	2,977,832
Series C
4.00%, due 5/1/52 (a)	18,285,000	18,382,913
Series A
4.00%, due 7/1/52 (a)	21,645,000	21,838,530
Series A
4.00%, due 9/1/52 (a)	18,500,000	18,581,829
Series A
5.00%, due 5/15/34	2,750,000	2,809,893
Series A
5.00%, due 5/15/37	2,265,000	2,370,813
Series A
5.00%, due 6/1/53 (a)	5,605,000	5,797,939
Series B
5.00%, due 7/1/53 (a)	12,750,000	13,340,563
Series D
5.00%, due 4/1/54 (a)	10,000,000	10,511,753
Series A
5.00%, due 5/1/54 (a)	16,665,000	17,562,352
Series C
5.00%, due 12/1/54 (a)	9,000,000	9,359,636
Series E
5.00%, due 5/1/55 (a)	22,680,000	23,650,151
Series A
5.50%, due 9/15/27	8,860,000	9,076,547
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A
4.00%, due 1/1/49	4,500,000	4,003,657
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series B
4.00%, due 1/1/49	5,500,000	4,824,694

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series A
5.00%, due 1/1/39	$ 11,250,000	$ 11,451,493
Series A
5.25%, due 7/1/64	5,000,000	5,074,640
Municipal Electric Authority of Georgia, Power, Revenue Bonds
Series HH
5.00%, due 1/1/36	3,515,000	3,584,952
Municipal Electric Authority of Georgia, Revenue Bonds
Series HH
5.00%, due 1/1/37	3,695,000	3,763,347
Series A
5.50%, due 7/1/64	8,415,000	8,557,902
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series A, Insured: AG
5.00%, due 7/1/52	4,800,000	4,864,541
Municipal Electric Authority of Georgia, Project One, Revenue Bonds
5.25%, due 1/1/49	5,645,000	5,851,734
Sandy Springs Public Facilities Authority, Revenue Bonds
Series B
2.00%, due 5/1/40	3,000,000	2,173,913
		362,612,470
Guam 0.1%
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	5,000,000	5,000,649
Hawaii 0.4%
State of Hawaii, Revenue Bonds
Series A
4.00%, due 7/1/31 (b)	10,420,000	10,499,811
State of Hawaii, Airports System, Revenue Bonds
Series A
5.50%, due 7/1/54 (b)	19,205,000	20,169,471
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds
Insured: AG-CR
3.50%, due 10/1/49 (b)	5,675,000	4,701,786
		35,371,068
Idaho 0.1%
Idaho Housing & Finance Association, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.45%, due 1/1/44	6,275,000	6,170,704
Idaho Housing & Finance Association, Department of Transportation, Transportation Expansion & Congestion, Revenue Bonds
Series A
5.25%, due 8/15/48	7,010,000	7,379,333
		13,550,037

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois 8.6%
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/26	$ 17,245,000	$ 17,047,662
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 12/1/27	7,000,000	7,159,688
Series A, Insured: AG
5.00%, due 12/1/34	3,000,000	3,079,227
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.00%, due 4/1/46	9,500,000	9,314,777
5.75%, due 4/1/48	23,825,000	24,939,943
6.00%, due 4/1/46	63,985,000	64,695,317
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series A, Insured: BAM
4.00%, due 1/1/43 (b)	13,500,000	12,247,647
Series D, Insured: AG
5.00%, due 1/1/38	4,750,000	5,026,038
Series A, Insured: AG
5.50%, due 1/1/53 (b)	27,100,000	27,749,237
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series A
4.375%, due 1/1/53 (b)	25,075,000	22,932,888
Series A
4.50%, due 1/1/48 (b)	4,725,000	4,494,376
Series E
5.00%, due 1/1/28 (b)	18,345,000	18,870,714
Series C
5.00%, due 1/1/35 (b)	3,615,000	3,942,242
Series A
5.25%, due 1/1/41 (b)	6,695,000	7,084,647
Series A
5.25%, due 1/1/42 (b)	7,550,000	7,959,829
Series A
5.25%, due 1/1/48 (b)	9,500,000	9,698,614
Series E
5.50%, due 1/1/48 (b)	27,380,000	28,732,282
Series A
5.50%, due 1/1/53 (b)	7,685,000	7,906,545
Series A
5.50%, due 1/1/55 (b)	10,000,000	10,209,521
Series E
5.50%, due 1/1/55 (b)	38,385,000	39,550,845
Series A
5.50%, due 1/1/59 (b)	8,685,000	8,910,573
Series B
5.50%, due 1/1/59	22,655,000	23,742,032
Series E
5.50%, due 1/1/60 (b)	2,000,000	2,057,602

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago O'Hare International Airport, Senior Lien, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/37 (b)	$ 5,000,000	$ 5,117,024
City of Chicago, Unlimited General Obligation
Series B
4.00%, due 1/1/37	4,750,000	4,376,989
Series A
5.00%, due 1/1/32	1,400,000	1,431,941
Series A
6.00%, due 1/1/38	29,950,000	30,080,202
Series A, Insured: BAM
6.00%, due 1/1/38	5,000,000	5,038,065
City of Chicago, Waterworks, Revenue Bonds
Series C
5.00%, due 11/1/31	3,215,000	3,479,157
Series C
5.00%, due 11/1/37	2,500,000	2,680,016
Series A, Insured: BAM
5.25%, due 11/1/61	10,000,000	10,351,418
City of Chicago, Waterworks, Revenue Bonds, Second Lien
Series A, Insured: AG
5.25%, due 11/1/48	6,000,000	6,243,998
Series A, Insured: AG
5.50%, due 11/1/62	16,020,000	16,570,356
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
Series A, Insured: AG
5.25%, due 1/1/42	4,000,000	4,018,768
Series A, Insured: AG
5.50%, due 1/1/62	9,425,000	9,755,872
City of Springfield, Electric, Revenue Bonds, Senior Lien
Insured: BAM
3.00%, due 3/1/37	22,825,000	20,912,537
Cook County High School District No. 209, Proviso Township, Limited General Obligation
Series B, Insured: AG
4.00%, due 12/1/38	3,000,000	2,914,729
County of Cook, Sales Tax, Revenue Bonds
4.00%, due 11/15/37	4,250,000	4,202,355
Grand Prairie Water Commission, Revenue Bonds, Senior Lien
Insured: BAM
5.25%, due 1/1/55	4,250,000	4,358,741
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds
Series B
4.00%, due 8/15/41	3,250,000	3,055,141
Illinois Finance Authority, Northwestern Memorial Healthcare, Revenue Bonds
Series A
4.00%, due 7/15/47	15,000,000	13,449,508

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois Finance Authority, Uchicago Medicine, Revenue Bonds
Series A
5.00%, due 8/15/52	$ 7,120,000	$ 7,062,236
Illinois Finance Authority, University of Chicago (The), Revenue Bonds
Series A
5.25%, due 5/15/54	12,500,000	12,830,454
Illinois Housing Development Authority, Sustainable Bonds, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
4.70%, due 10/1/44	10,610,000	10,564,759
Illinois Housing Development Authority, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
4.70%, due 4/1/46	8,750,000	8,673,634
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 10/1/54	5,750,000	6,149,298
Series I, Insured: GNMA / FNMA / FHLMC
6.00%, due 10/1/55	4,770,000	5,206,813
Series G, Insured: GNMA / FNMA / FHLMC
6.25%, due 4/1/56	9,190,000	10,238,791
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.00%, due 1/1/45	8,475,000	8,969,107
Series A
5.00%, due 1/1/46	5,915,000	6,219,413
Series A
5.00%, due 1/1/47	40,000,000	41,783,080
Kane County Forest Preserve District, Unlimited General Obligation
Series C
3.00%, due 12/15/26	2,880,000	2,878,855
Lake County Community High School District No. 115, Lake Forest, Unlimited General Obligation
4.25%, due 11/1/41	7,260,000	7,329,107
4.50%, due 11/1/42	7,585,000	7,737,742
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 6/15/35	17,500,000	12,300,382
Series A, Insured: NATL-RE
(zero coupon), due 6/15/36	27,500,000	18,397,651
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series B-1, Insured: AG
(zero coupon), due 6/15/43	10,000,000	4,647,960
Series A
5.00%, due 6/15/57	7,000,000	6,897,391
Northern Illinois Municipal Power Agency, Revenue Bonds
Series A
5.00%, due 12/1/41	5,125,000	5,138,071
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.00%, due 1/1/48	8,750,000	7,600,164

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Sales Tax Securitization Corp., Revenue Bonds
Series C
5.25%, due 1/1/34	$ 4,250,000	$ 4,433,476
Series C, Insured: BAM
5.25%, due 1/1/48	30,000,000	30,542,211
Series C
5.50%, due 1/1/33	7,000,000	7,363,007
Sangamon County School District No. 186, Springfield, Unlimited General Obligation
Insured: AG
5.50%, due 6/1/58	5,375,000	5,567,937
State of Illinois, Unlimited General Obligation
Series D
5.00%, due 11/1/26	7,375,000	7,411,808
5.00%, due 2/1/27	3,980,000	4,021,185
Series D
5.00%, due 11/1/27	10,000,000	10,255,193
5.00%, due 1/1/28	5,155,000	5,162,331
Series A
5.00%, due 12/1/34	4,500,000	4,576,499
Series A
5.50%, due 3/1/47	4,750,000	4,939,336
Series A
6.00%, due 5/1/27	8,190,000	8,376,031
United City of Yorkville, Service Area Nos. 2005-108 & 2005-109 Special Tax Refunding Bonds, Special Tax
Insured: AG
5.00%, due 3/1/32	2,999,000	3,003,196
Village of Bellwood, Unlimited General Obligation
Insured: AG
5.00%, due 12/1/29	1,500,000	1,502,477
Village of Rosemont, Corporate Purpose, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 12/1/40	6,790,000	6,807,540
Village of Schaumburg, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/41	32,050,000	31,122,678
Will County School District No. 114, Manhattan, Unlimited General Obligation
Insured: BAM
5.50%, due 1/1/49	6,210,000	6,492,372
		847,591,248
Indiana 1.1%
Crown Point Multi School Building Corp., Revenue Bonds
Insured: State Intercept
5.00%, due 1/15/40	15,000,000	15,633,660
Greater Clark Building Corp., Revenue Bonds
Insured: State Intercept
6.00%, due 1/15/42	4,750,000	5,254,291

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Indiana Finance Authority, Indiana University Health, Revenue Bonds
Series A
5.00%, due 10/1/41	$ 7,750,000	$ 8,206,846
Series B-2
5.00%, due 10/1/60 (a)	9,000,000	9,584,648
Indiana Finance Authority, CWA Authority, Inc., Revenue Bonds, First Lien
Series B
5.25%, due 10/1/47	13,695,000	14,130,757
Indiana Housing & Community Development Authority, Revenue Bonds
Series C-1, Insured: GNMA / FNMA / FHLMC
4.70%, due 7/1/49	11,000,000	10,719,323
Series B-1, Insured: GNMA / FNMA / FHLMC
4.85%, due 7/1/46	20,145,000	20,267,619
Series A-1, Insured: GNMA / FNMA / FHLMC
5.75%, due 7/1/53	1,890,000	1,988,358
Indiana Municipal Power Agency, Revenue Bonds
Series A, Insured: AG
5.00%, due 1/1/43	11,000,000	11,662,234
Series A
5.50%, due 1/1/47	8,115,000	8,555,379
		106,003,115
Iowa 0.8%
Ames Community School District, Unlimited General Obligation
1.875%, due 6/1/36	4,000,000	3,111,960
1.875%, due 6/1/37	4,000,000	3,014,676
City of Des Moines, Unlimited General Obligation
Series F
2.00%, due 6/1/37	4,450,000	3,422,644
PEFA, Inc., Gas Project, Revenue Bonds
Series A
5.00%, due 4/1/35	24,410,000	25,613,330
5.00%, due 9/1/49 (a)	14,795,000	14,816,913
State of Iowa Board of Regents, University of Iowa Health Care's Hospital System, Revenue Bonds
Series A
4.50%, due 9/1/48	3,760,000	3,651,259
Series A
4.75%, due 9/1/50	13,675,000	13,518,628
Waukee Community School District, Unlimited General Obligation
Series B
2.00%, due 6/1/35	4,000,000	3,246,244
Series B
2.00%, due 6/1/37	4,265,000	3,260,530
Series B
2.00%, due 6/1/38	5,370,000	4,012,631
		77,668,815

	Principal Amount	Value
Long-Term Municipal Bonds
Kansas 0.4%
City of Hutchinson, Hutchinson Regional Medical Center, Inc., Revenue Bonds
5.00%, due 12/1/26	$ 565,000	$ 564,809
5.00%, due 12/1/28	410,000	407,977
5.00%, due 12/1/30	500,000	489,854
University of Kansas Hospital Authority, Health System, Revenue Bonds
Series A
5.00%, due 3/1/43	3,000,000	3,159,870
Series A
5.00%, due 3/1/44	3,250,000	3,405,131
Series A
5.25%, due 3/1/47	5,150,000	5,439,615
Series A
5.50%, due 3/1/51	10,000,000	10,662,891
Series A
5.50%, due 3/1/54	15,000,000	15,916,275
		40,046,422
Kentucky 0.9%
Campbell Kenton & Boone Counties Sanitation District No. 1, Revenue Bonds
4.00%, due 8/1/34	7,620,000	7,357,185
County of Carroll, Kentucky Utilities Co., Revenue Bonds
Series B
2.125%, due 10/1/34 (b)	7,500,000	6,173,578
Kentucky Housing Corp., Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	5,000,000	5,439,844
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds
Series A-2
3.645%, due 8/1/52	18,100,000	18,198,621
Series C
4.00%, due 2/1/50 (a)	8,640,000	8,705,188
Series A-1
4.00%, due 8/1/52 (a)	8,450,000	8,494,722
Series A
5.00%, due 5/1/55 (a)	8,830,000	9,152,488
Kentucky Public Energy Authority, Revenue Bonds
Series C
5.00%, due 5/1/36	14,690,000	15,224,440
Series A
5.25%, due 6/1/55 (a)	2,915,000	3,066,063
Louisville and Jefferson County Metropolitan Sewer District, Revenue Bonds
Series A
4.00%, due 5/15/39	5,000,000	4,661,697
Series A
4.00%, due 5/15/40	5,000,000	4,641,609
		91,115,435

	Principal Amount	Value
Long-Term Municipal Bonds
Louisiana 0.8%
City of New Orleans, Unlimited General Obligation
Series A
5.00%, due 12/1/31	$ 3,105,000	$ 3,294,061
Series A
5.00%, due 12/1/36	2,805,000	2,876,150
Series A
5.50%, due 12/1/51	9,625,000	10,071,200
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax
5.50%, due 7/15/53	17,135,000	17,593,433
Louisiana Housing Corp., Sustainable Bonds, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
3.25%, due 6/1/52	1,060,000	1,050,121
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds
Series A
3.00%, due 5/15/47	4,250,000	3,064,836
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
4.00%, due 5/15/42	4,250,000	3,875,136
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, Revenue Bonds, Senior Lien (b)
5.50%, due 9/1/54	4,385,000	4,447,558
5.50%, due 9/1/59	2,120,000	2,148,258
Louisiana Public Facilities Authority, Calcasieu Bridge Partners LLC, Revenue Bonds, Senior Lien
5.75%, due 9/1/64 (b)	11,100,000	11,428,410
New Orleans Aviation Board, Revenue Bonds
Series B, Insured: AG-CR
5.25%, due 1/1/45 (b)	4,000,000	4,134,110
Port New Orleans Board of Commissioners, Revenue Bonds
Series E
5.00%, due 4/1/44 (b)	5,750,000	5,787,077
Terrebonne Parish Hospital Service District No. 1, General Medical Center Project, Revenue Bonds
5.50%, due 4/1/51	5,510,000	5,743,420
		75,513,770
Maine 0.0% ‡
Maine State Housing Authority, Revenue Bonds
Series D
2.65%, due 11/15/46	2,380,000	1,764,053
Series E
4.55%, due 11/15/45	3,000,000	2,983,918
		4,747,971
Maryland 0.1%
Maryland Community Development Administration, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/54	5,070,000	5,439,181
Maryland Department of Housing & Community Development, Revenue Bonds
Series G
6.25%, due 9/1/56	3,500,000	3,899,577

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 5/1/34	$ 4,250,000	$ 4,372,936
		13,711,694
Massachusetts 2.5%
Boston Water & Sewer Commission, Revenue Bonds
Series B
3.00%, due 11/1/41	7,000,000	5,903,200
City of Worcester, Limited General Obligation
Insured: AG
3.00%, due 2/1/37	1,925,000	1,758,158
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation
Series B
3.00%, due 2/1/48	15,000,000	11,405,525
Series C
3.00%, due 3/1/49	9,425,000	7,092,580
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds
Series A
(zero coupon), due 7/1/31	11,500,000	9,730,351
Massachusetts Development Finance Agency, Mass General Brigham Issue, Revenue Bonds
Series F
5.00%, due 7/1/45	4,000,000	4,227,977
Series F
5.00%, due 7/1/46	9,000,000	9,448,789
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Revenue Bonds
Series N, Insured: AG
5.00%, due 7/1/50	3,130,000	3,210,170
Series N, Insured: AG
5.50%, due 7/1/50	30,850,000	33,080,902
Series N, Insured: AG
5.50%, due 7/1/55	14,500,000	15,335,281
Series N, Insured: AG-CR
5.50%, due 7/1/55	20,000,000	21,150,728
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/28	2,000,000	2,055,725
Series B
5.00%, due 7/1/30	3,960,000	4,198,238
Massachusetts Housing Finance Agency, Revenue Bonds
Series 220, Insured: GNMA / FNMA / FHLMC
2.125%, due 12/1/40	6,670,000	4,924,441
Series 222, Insured: GNMA / FNMA / FHLMC
2.30%, due 12/1/41	4,115,000	3,125,087
Series 220, Insured: GNMA / FNMA / FHLMC
2.30%, due 12/1/44	4,500,000	3,243,411
Series A-1, Insured: FHA 542(c)
3.00%, due 12/1/45	2,205,000	1,758,959

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Massachusetts Housing Finance Agency, Revenue Bonds
Series A-2, Insured: HUD Sector 8
4.50%, due 12/1/65	$ 13,005,000	$ 11,881,176
Series D-2, Insured: HUD Sector 8 FHA
4.90%, due 6/1/66	14,960,000	14,665,334
Series 249, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/50	5,485,000	5,570,235
Series C-2, Insured: HUD Sector 8 FHA
5.111%, due 6/1/66	41,000,000	41,401,480
Massachusetts Water Resources Authority, Revenue Bonds
Series D
3.00%, due 8/1/42	29,000,000	29,000,000
Town of Belmont, Limited General Obligation
2.00%, due 6/1/34	3,175,000	2,751,134
Town of Middleton, Limited General Obligation
2.00%, due 12/15/39	2,675,000	1,987,958
Town of Stoneham, Limited General Obligation
2.25%, due 1/15/39	4,430,000	3,512,417
		252,419,256
Michigan 1.4%
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Senior Lien
Series A
5.25%, due 7/1/52	5,000,000	5,165,704
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Second Lien
Series B
5.50%, due 7/1/52	9,950,000	10,407,195
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Second Lien
Series B
5.50%, due 7/1/52	6,305,000	6,594,710
Holly Area School District, Unlimited General Obligation
Series I, Insured: Q-SBLF
5.25%, due 5/1/48	3,415,000	3,556,374
Lapeer Community Schools, Unlimited General Obligation
Insured: AG
5.25%, due 5/1/46	9,000,000	9,418,401
Michigan Finance Authority, Trinity Health Corp., Revenue Bonds (a)
Series MI-3
3.75%, due 12/1/38	7,000,000	7,120,260
Series MI-2
3.875%, due 12/1/44 (d)	11,000,000	11,003,935
Michigan Finance Authority, McLaren Health Care Corp., Revenue Bonds
Series A
4.00%, due 2/15/44	26,290,000	24,061,063
Michigan Finance Authority, Trinity Health Corp. Obligated Group, Revenue Bonds
Series MI
4.00%, due 12/1/45	7,725,000	6,986,526

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan Finance Authority, Trinity Health Credit Group, Revenue Bonds
Series MI
4.00%, due 12/1/46	$ 9,750,000	$ 8,718,141
Michigan Finance Authority, Beaumont Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/44	4,660,000	4,659,976
Michigan State Housing Development Authority, Rental Housing, Revenue Bonds
Series A
3.75%, due 4/1/27	5,510,000	5,510,063
Michigan State Housing Development Authority, Revenue Bonds
Series A
4.35%, due 10/1/47	9,095,000	8,696,447
Series A
4.70%, due 12/1/43	4,800,000	4,826,191
Saginaw Hospital Finance Authority, Covenant Medical Center, Inc., Revenue Bonds
Series L
5.25%, due 7/1/56	5,000,000	5,106,995
Southgate Community School District, Unlimited General Obligation
Series II, Insured: Q-SBLF
5.25%, due 5/1/49	9,440,000	9,798,915
State of Michigan, Trunk Line, Revenue Bonds
Series A
4.00%, due 11/15/44	8,500,000	7,951,612
		139,582,508
Minnesota 1.5%
County of Washington, Unlimited General Obligation
Series A
2.25%, due 2/1/28	4,450,000	4,404,823
Elk River Independent School District No. 728, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.25%, due 2/1/36	5,250,000	4,428,992
Series A, Insured: SD CRED PROG
2.50%, due 2/1/38	9,000,000	7,445,791
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds
Series B
5.00%, due 1/1/28 (b)	5,000,000	5,125,820
Minnesota Housing Finance Agency, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
2.80%, due 1/1/44	2,915,000	2,296,300
Series D, Insured: GNMA / FNMA / FHLMC
3.00%, due 1/1/52	4,360,000	4,286,746
Series U, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	19,270,000	21,186,945
Minnesota Housing Finance Agency, Residential Housing Finance, Revenue Bonds
Series R, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	4,885,000	5,246,429

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota
Minnesota Municipal Gas Agency, Gas Project, Revenue Bonds
Series A
5.00%, due 9/1/35	$ 62,300,000	$ 63,824,593
Moorhead Independent School District No. 152, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.50%, due 2/1/38	8,000,000	6,541,408
Mounds View Independent School District No. 621, School Building, Unlimited General Obligation
Series A, Insured: SD CRED PROG
3.55%, due 2/1/38	7,500,000	6,812,557
White Bear Lake Independent School District No. 624, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.50%, due 2/1/39	8,300,000	6,556,512
Series A, Insured: SD CRED PROG
2.50%, due 2/1/40	8,105,000	6,257,750
Series A, Insured: SD CRED PROG
3.00%, due 2/1/43	4,060,000	3,266,247
		147,680,913
Mississippi 0.2%
Mississippi Home Corp., Jackson Housing Portfolio Project, Revenue Bonds
Series 1, Insured: HUD Sector 8 FNMA
4.55%, due 4/1/42	4,965,000	5,005,149
Mississippi Home Corp., Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
4.70%, due 12/1/46	10,335,000	10,304,595
Series C, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/39	7,500,000	7,904,546
		23,214,290
Missouri 0.9%
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
3.00%, due 6/1/53	6,370,000	4,327,913
5.50%, due 12/1/48	24,245,000	25,624,618
Health & Educational Facilities Authority of the State of Missouri, St Luke's Health System, Revenue Bonds
Series A
4.00%, due 11/15/48	8,500,000	7,577,151
Health & Educational Facilities Authority of the State of Missouri, CoxHealth, Revenue Bonds
Series A
4.00%, due 11/15/49	6,750,000	5,873,646
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare, Revenue Bonds
Series D
4.00%, due 1/1/58 (a)	13,020,000	11,438,056
Missouri Housing Development Commission, First Place Homeownership Loan Program, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.25%, due 5/1/47	810,000	814,896
Series F, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/56	10,000,000	10,851,936

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri
Missouri Housing Development Commission, First Place Homeownership Loan Program, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/57	$ 7,000,000	$ 7,741,647
Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds
Series C
2.75%, due 9/1/33	8,000,000	7,199,230
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Co., Revenue Bonds
Series B
2.90%, due 9/1/33	5,000,000	4,636,795
		86,085,888
Nebraska 1.2%
County of Sarpy, Highway Allocation Fund, Limited General Obligation
1.875%, due 6/1/39	2,890,000	2,088,967
Douglas County Hospital Authority No. 3, Nebraska Methodist Health System, Revenue Bonds
5.00%, due 11/1/49	3,705,000	3,779,956
Nebraska Investment Finance Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
4.55%, due 9/1/44	5,175,000	5,131,120
Series A, Insured: GNMA / FNMA / FHLMC
5.50%, due 3/1/41	5,000,000	5,432,264
Series G, Insured: GNMA / FNMA / FHLMC
6.00%, due 9/1/55	12,485,000	13,726,601
Omaha Public Power District, Revenue Bonds
Series A
5.00%, due 2/1/44	9,500,000	10,163,834
Series A
5.25%, due 2/1/52	15,930,000	16,454,784
Series A
5.50%, due 2/1/54	26,625,000	28,021,087
Omaha School District, Unlimited General Obligation
1.75%, due 12/15/36	7,635,000	5,792,567
1.75%, due 12/15/37	6,755,000	4,964,021
Village of Boys Town Projects, Revenue Bonds
5.00%, due 7/1/46	25,500,000	26,241,193
		121,796,394
Nevada 0.4%
Clark County School District, Limited General Obligation
Series B, Insured: BAM
3.00%, due 6/15/36	4,085,000	3,638,357
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
4.00%, due 7/1/49	31,230,000	27,514,370
Nevada Housing Division, Revenue Bonds, Senior Lien
Series C, Insured: GNMA / FNMA / FHLMC
4.70%, due 10/1/46	8,350,000	8,316,865
		39,469,592

	Principal Amount	Value
Long-Term Municipal Bonds
New Hampshire 3.3%
New Hampshire Business Finance Authority, Revenue Bonds
(zero coupon), due 12/15/41	$ 3,000,000	$ 1,133,053
Series 2
3.625%, due 8/20/39	19,583,095	18,429,607
Series 1, Class A-1
4.166%, due 1/20/41 (a)	8,888,439	8,513,553
Series 1, Class A
4.166%, due 1/20/41 (a)	7,402,863	7,090,634
Series 4, Class A
4.182%, due 11/20/39 (a)	18,742,372	18,056,630
Series 2, Class A-1
4.22%, due 11/20/42 (a)	29,209,566	27,720,299
Series 1, Class A-1
4.25%, due 7/20/41 (a)	34,938,597	33,004,991
Series 2
4.25%, due 7/20/41	4,370,832	4,213,146
Series 2, Class A-1
4.40%, due 2/20/43 (a)	35,456,295	35,165,330
Series 2, Class A-2
4.40%, due 2/20/43 (a)	7,241,074	6,976,665
Series 3, Class A-1
4.946%, due 2/20/41 (a)	23,091,983	23,119,809
New Hampshire Business Finance Authority, St. Luke's Hospital Obligated Group, Revenue Bonds
Series B, Insured: AG
3.00%, due 8/15/46	2,995,000	2,401,994
New Hampshire Business Finance Authority, Sustainable Certificates, Revenue Bonds
Series 3, Class A
4.162%, due 10/1/51 (a)	15,538,248	14,839,754
New Hampshire Business Finance Authority, Centurion Foundation Andrews Avenue Med Center LLC, Revenue Bonds
Series A
5.625%, due 9/15/57	36,300,000	37,081,245
New Hampshire Business Finance Authority, Wheeling Power Co., Revenue Bonds
Series A
6.89%, due 4/1/34 (d)	57,175,000	59,647,213
New Hampshire Housing Finance Authority, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/56	12,210,000	13,582,508
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	6,075,000	6,576,851
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 1/1/56	9,940,000	11,077,269
		328,630,551
New Jersey 1.7%
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds (a)(b)
Series D
1.10%, due 11/1/29	6,500,000	6,212,511

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds (a)(b)
Series A
2.20%, due 10/1/39	$ 10,000,000	$ 9,409,874
Series B
3.75%, due 11/1/34	4,625,000	4,654,456
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds
5.00%, due 1/1/28 (b)	1,000,000	1,002,851
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien
Series B
4.25%, due 12/1/45 (b)	4,610,000	4,506,658
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series M
4.75%, due 10/1/40	4,160,000	4,224,723
Series M
5.10%, due 10/1/50	4,405,000	4,445,864
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series C, Insured: NATL-RE
(zero coupon), due 12/15/30	6,000,000	5,184,173
Series C, Insured: AG
(zero coupon), due 12/15/34	20,000,000	14,690,748
Series A
(zero coupon), due 12/15/37	15,000,000	9,376,236
Series A
5.00%, due 12/15/26	3,500,000	3,526,426
New Jersey Transportation Trust Fund Authority, State of New Jersey, Revenue Bonds
Series AA
5.25%, due 6/15/41	8,235,000	8,951,469
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
5.25%, due 6/15/43	10,525,000	10,781,687
New Jersey Turnpike Authority, Revenue Bonds
Series C
5.00%, due 1/1/45	11,600,000	12,222,482
Series B
5.00%, due 1/1/46	14,150,000	14,779,877
Series B
5.25%, due 1/1/52	35,000,000	36,581,566
State of New Jersey, Various Purpose, Unlimited General Obligation
2.00%, due 6/1/37	7,500,000	5,786,197
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/30	6,815,000	7,017,333
Series A
5.00%, due 6/1/33	3,250,000	3,327,951
Township of Edison, Unlimited General Obligation
2.00%, due 3/15/36	4,545,000	3,579,333
		170,262,415

	Principal Amount	Value
Long-Term Municipal Bonds
New Mexico 0.3%
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Revenue Bonds
Series A
4.00%, due 8/1/39	$ 1,400,000	$ 1,286,120
New Mexico Mortgage Finance Authority, Single-Family Mortgage Program, Revenue Bonds
Series C, Class I, Insured: GNMA / FNMA / FHLMC
3.00%, due 1/1/52	5,540,000	5,440,705
New Mexico Mortgage Finance Authority, Revenue Bonds
Series D, Class I, Insured: GNMA / FNMA / FHLMC
3.00%, due 7/1/52	7,515,000	7,372,344
Series A, Insured: GNMA / FNMA / FHLMC
3.00%, due 3/1/53	10,620,000	10,391,793
Series E, Class I, Insured: GNMA / FNMA / FHLMC
4.70%, due 9/1/46 (e)	3,100,000	3,090,250
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Revenue Bonds
Series A, Class I, Insured: GNMA / FNMA / FHLMC
5.75%, due 3/1/56	3,640,000	3,926,368
		31,507,580
New York 10.9%
City of New York, Unlimited General Obligation
Series B-1
5.25%, due 10/1/33	6,260,000	6,404,746
Series G-1
5.25%, due 2/1/45	5,000,000	5,355,790
Series D
5.50%, due 4/1/46	23,215,000	24,986,994
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
5.00%, due 2/15/39	4,500,000	4,532,934
Long Island Power Authority, Revenue Bonds
Series B
1.50%, due 9/1/51 (a)	5,000,000	4,993,532
Long Island Power Authority, Electric System, Revenue Bonds
5.00%, due 9/1/37	2,000,000	2,064,896
Metropolitan Transportation Authority, Revenue Bonds
Series B
4.00%, due 11/15/36	3,500,000	3,459,661
Series B-1
5.00%, due 11/15/42	10,000,000	10,714,566
Series B-2
5.00%, due 11/15/48	9,860,000	10,204,470
Series A
5.25%, due 11/15/49	8,990,000	9,273,508
Metropolitan Transportation Authority, Special Tax
Series A
5.00%, due 11/15/49	5,000,000	5,153,764

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series D
5.00%, due 11/15/44	$ 5,750,000	$ 5,870,844
Metropolitan Transportation Authority, Metropolitan Transportation Authority Dedicated Tax Fund, Revenue Bonds
Series A
5.00%, due 11/15/45	6,725,000	6,970,970
New York City Housing Development Corp., Sustainable Neighborhood, Revenue Bonds
Series E-1
3.00%, due 11/1/39	3,135,000	2,648,585
Series A-1
4.15%, due 11/1/38	11,990,000	11,787,412
Series A-1
4.25%, due 11/1/43	5,380,000	5,190,167
New York City Housing Development Corp., Triborough Preservation LLC, Revenue Bonds
Series A-1
3.95%, due 11/15/44	3,000,000	2,718,679
New York City Housing Development Corp., Revenue Bonds
Series C-1-B
3.95%, due 11/1/48	7,355,000	6,494,154
Series F-1-A
4.30%, due 11/1/44	5,650,000	5,472,384
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series BB-1
3.00%, due 6/15/44	31,075,000	24,722,891
Series BB-1
4.00%, due 6/15/45	6,905,000	6,584,927
Series BB-1
5.00%, due 6/15/44	3,250,000	3,396,574
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds
Series BB-1
5.25%, due 6/15/54	6,930,000	7,169,576
Series CC-1
5.25%, due 6/15/54	7,070,000	7,365,973
Series BB
5.25%, due 6/15/55	30,000,000	31,338,018
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1B, Insured: State Aid Withholding
3.00%, due 7/15/49	10,000,000	7,306,235
New York City Transitional Finance Authority, Revenue Bonds
Series C-1
4.00%, due 11/1/42	3,925,000	3,701,006
Series E-1
4.00%, due 2/1/46	15,105,000	13,839,174
Series A-1
5.00%, due 5/1/40	4,400,000	4,726,807
Series C-3
5.00%, due 5/1/41	5,250,000	5,350,922

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Transitional Finance Authority, Revenue Bonds
Series H-1
5.00%, due 11/1/41	$ 3,890,000	$ 4,142,695
Series C-1
5.00%, due 5/1/42	5,295,000	5,604,455
Series E
5.00%, due 11/1/42	8,865,000	9,378,202
Series H-1
5.25%, due 11/1/45	3,065,000	3,286,493
Series C
5.25%, due 5/1/48	7,000,000	7,298,110
Series D
5.25%, due 5/1/48	7,980,000	8,353,123
Series C-1
5.25%, due 5/1/49	2,715,000	2,835,341
Series C
5.50%, due 5/1/42	10,000,000	10,931,639
Series C
5.50%, due 5/1/43	5,000,000	5,447,489
Series C
5.50%, due 5/1/44	22,000,000	23,845,120
Series D-1
5.50%, due 11/1/45	14,760,000	15,903,367
Series E
5.50%, due 11/1/49	17,250,000	18,402,831
Series H-1
5.50%, due 11/1/51	5,545,000	5,902,624
Series C
5.50%, due 5/1/53	12,500,000	13,173,484
New York Energy Finance Development Corp., Revenue Bonds
5.00%, due 7/1/56 (a)	4,750,000	4,832,946
New York Liberty Development Corp., Port Authority of New York & New Jersey, Revenue Bonds
Series 1WTC
2.25%, due 2/15/41	9,580,000	6,814,419
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	11,125,000	10,746,205
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A
2.50%, due 11/15/36	4,000,000	3,327,364
Series A
2.75%, due 11/15/41	14,255,000	10,830,658
Series A
2.875%, due 11/15/46	31,600,000	23,198,097
New York Liberty Development Corp., 1 World Trade Center Project, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	18,900,000	14,437,631
Insured: AG-CR
3.00%, due 2/15/42	22,150,000	18,216,798

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Liberty Development Corp., 1 World Trade Center Project, Revenue Bonds
Insured: BAM
4.00%, due 2/15/43	$ 475,000	$ 447,137
New York Liberty Development Corp., Port Authority, Revenue Bonds
Series 1WTC
2.75%, due 2/15/44	16,525,000	12,525,482
New York Liberty Development Corp., Revenue Bonds
Series A, Insured: BAM
2.875%, due 11/15/46	9,835,000	7,315,537
New York State Dormitory Authority, Fordham University, Revenue Bonds
Series A
3.00%, due 7/1/38	10,065,000	8,833,477
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/48	9,000,000	6,604,854
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/39	14,575,000	14,284,468
Series A
4.00%, due 3/15/40	13,840,000	13,427,619
Series E
4.00%, due 3/15/45	2,550,000	2,353,834
New York State Dormitory Authority, School Districts, Revenue Bonds
Series A, Insured: BAM
5.00%, due 10/1/36	3,730,000	3,952,837
New York State Dormitory Authority, Revenue Bonds
Series A
5.00%, due 3/15/48	13,690,000	14,164,350
New York State Dormitory Authority, Cornell University, Revenue Bonds
Series A
5.50%, due 7/1/54	34,935,000	37,335,314
New York State Dormitory Authority, New York University, Revenue Bonds
Series A, Insured: NATL-RE
5.75%, due 7/1/27	715,000	733,979
New York State Environmental Facilities Corp., Revenue Bonds
Series A
4.00%, due 6/15/46	2,800,000	2,623,563
New York State Housing Finance Agency, Revenue Bonds
Series H-1, Insured: SONYMA
5.00%, due 11/1/56	18,815,000	18,800,924
New York State Thruway Authority, Revenue Bonds
Series B, Insured: AG-CR
3.00%, due 1/1/46	9,715,000	7,325,961
Series A
5.00%, due 9/15/44	10,000,000	10,641,625
Series A
5.00%, due 9/15/46	10,000,000	10,528,459

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Thruway Authority, Revenue Bonds
Series R
5.00%, due 1/1/48	$ 21,000,000	$ 21,777,115
Series A
5.00%, due 9/15/51	55,475,000	56,869,364
Series A
5.00%, due 9/15/53	24,450,000	24,938,352
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series A
5.00%, due 3/15/42	10,000,000	10,549,778
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AG-CR
5.00%, due 12/1/28	4,250,000	4,422,583
Insured: AG-CR
5.00%, due 12/1/29	7,900,000	8,322,026
5.00%, due 12/1/30	10,000,000	10,584,037
5.00%, due 12/1/34	4,000,000	4,242,561
5.00%, due 12/1/36	2,000,000	2,099,047
5.00%, due 12/1/37	3,000,000	3,131,492
5.00%, due 12/1/40	2,875,000	2,958,356
Insured: AG
5.50%, due 6/30/43	5,015,000	5,236,943
New York Transportation Development Corp., JFK International Airport, Revenue Bonds (b)
Insured: AG
5.00%, due 6/30/49	6,000,000	5,984,113
Insured: AG
6.00%, due 6/30/50	20,000,000	21,498,362
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds
Series A, Insured: AG
5.25%, due 12/31/54 (b)	20,000,000	20,325,068
Port Authority of New York & New Jersey, Revenue Bonds (b)
Series 223
4.00%, due 7/15/46	4,175,000	3,747,426
Series 242
5.00%, due 12/1/30	10,000,000	10,687,576
Series 242
5.00%, due 12/1/31	18,000,000	19,375,274
Series 231
5.50%, due 8/1/40	9,205,000	9,866,176
Series 231
5.50%, due 8/1/42	2,750,000	2,927,492
Series 231
5.50%, due 8/1/47	15,250,000	16,158,528
State of New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds
Series 227
2.30%, due 10/1/40	6,250,000	4,738,259
Series 239, Insured: SONYMA
2.60%, due 10/1/44	13,955,000	10,306,291

	Principal Amount	Value
Long-Term Municipal Bonds
New York
State of New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds
Series 242, Insured: SONYMA
3.25%, due 10/1/47	$ 4,250,000	$ 3,370,607
Series 242, Insured: SONYMA
3.30%, due 10/1/47	4,700,000	3,758,450
Suffolk County Water Authority, Waterworks, Revenue Bonds
Series A
3.75%, due 6/1/36	4,900,000	4,879,266
Town of Hempstead, Limited General Obligation
2.00%, due 6/15/36	6,070,000	4,925,021
2.125%, due 6/15/38	6,720,000	5,248,003
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series C-3
3.00%, due 5/15/51	8,500,000	6,224,299
Series C-3, Insured: AG-CR
3.00%, due 5/15/51	11,010,000	8,062,298
Series C
5.25%, due 11/15/40	5,000,000	5,482,227
Series D-2
5.25%, due 5/15/47	20,000,000	21,092,960
Series D-2
5.50%, due 5/15/52	25,000,000	26,273,425
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series B
5.00%, due 11/15/37	2,850,000	2,883,730
Series A
5.00%, due 11/15/43	4,000,000	4,076,394
Series A-1
5.00%, due 11/15/45	3,750,000	4,005,269
Series A
5.00%, due 5/15/48	4,500,000	4,637,185
Series A
5.00%, due 5/15/53	5,250,000	5,347,601
Series A-1
5.25%, due 11/15/48	4,000,000	4,261,720
Series A
5.25%, due 5/15/52	4,340,000	4,487,999
Series A
5.25%, due 12/1/54	4,585,000	4,754,937
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A-1
5.25%, due 5/15/64	13,715,000	14,044,363
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/33	5,890,000	5,952,893
Series A
5.00%, due 6/1/41	9,630,000	9,675,877
		1,082,799,413

	Principal Amount	Value
Long-Term Municipal Bonds
North Carolina 0.8%
City of Fayetteville, Public Works Commission, Revenue Bonds
2.00%, due 3/1/35	$ 3,330,000	$ 2,796,540
2.00%, due 3/1/37	3,465,000	2,761,051
2.00%, due 3/1/38	3,535,000	2,741,077
2.125%, due 3/1/39	3,605,000	2,759,333
2.125%, due 3/1/40	3,680,000	2,745,734
County of Pender, Unlimited General Obligation
3.00%, due 3/1/41	5,000,000	4,314,271
County of Union, Unlimited General Obligation
Series C
2.50%, due 9/1/36	4,000,000	3,476,662
North Carolina Housing Finance Agency, 1998 Trust Agreement, Revenue Bonds
Series 48, Insured: GNMA / FNMA / FHLMC
3.50%, due 7/1/42	2,195,000	1,983,595
Series 57-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/56	8,825,000	9,743,996
Series 59-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/57	9,245,000	10,299,681
North Carolina Housing Finance Agency, Revenue Bonds
Series 39-B, Insured: GNMA / FNMA / FHLMC
4.00%, due 7/1/48	1,115,000	1,118,047
Series 42, Insured: GNMA / FNMA / FHLMC
4.00%, due 1/1/50	1,470,000	1,477,593
Series 49, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/53	5,675,000	6,003,935
Series 52-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	7,910,000	8,467,749
North Carolina Housing Finance Agency, Home Ownership, Revenue Bonds
Series 51, Insured: GNMA / FNMA / FHLMC
4.375%, due 7/1/43	6,000,000	5,931,611
North Carolina Housing Finance Agency, Home Owenership, Revenue Bonds
Series 61, Insured: GNMA / FNMA / FHLMC
4.65%, due 7/1/46	13,000,000	12,879,967
		79,500,842
North Dakota 0.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Project, Revenue Bonds
Series A
2.05%, due 7/1/36	2,400,000	1,900,458
North Dakota Housing Finance Agency, Revenue Bonds
Series A
3.00%, due 1/1/52	2,975,000	2,934,836
North Dakota Housing Finance Agency, Home Mortgate Finance Program, Revenue Bonds
Series C
4.25%, due 7/1/40	5,030,000	4,931,286

	Principal Amount	Value
Long-Term Municipal Bonds
North Dakota
North Dakota Housing Finance Agency, Sustainable Bond, Revenue Bonds
Series C
5.00%, due 7/1/42	$ 1,500,000	$ 1,586,020
		11,352,600
Ohio 1.7%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 6/1/48	32,380,000	22,898,974
Buckeye Tobacco Settlement Financing Authority, Senior Living Project, Revenue Bonds, Senior Lien
Series A-2, Class 1
5.00%, due 6/1/35	4,250,000	4,463,882
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Revenue Bonds
Series A
5.00%, due 1/1/37 (b)	4,800,000	5,114,773
County of Cuyahoga, Limited General Obligation
5.50%, due 12/1/61	68,885,000	73,601,094
Northeast Ohio Regional Sewer District, Revenue Bonds
3.25%, due 11/15/40	2,000,000	1,739,622
Ohio Air Quality Development Authority, American Electric Power Co. Project, Revenue Bonds
Series B
2.60%, due 6/1/41 (a)(b)	3,000,000	2,892,342
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group, Revenue Bonds
5.00%, due 1/1/30	210,000	218,473
5.00%, due 1/1/34	360,000	376,290
5.25%, due 1/1/36	495,000	519,676
5.25%, due 1/1/52	2,500,000	2,456,598
Ohio Housing Finance Agency, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
2.25%, due 9/1/40	1,055,000	801,280
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/56	4,875,000	5,303,340
Series B, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56	3,990,000	4,474,559
Ohio Housing Finance Agency, First Tiem Homebuyer Progam, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
3.00%, due 3/1/50	2,135,000	1,655,396
Ohio Housing Finance Agency, Mortgage-Backed Securities Program, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.375%, due 3/1/56	10,000,000	11,192,987
Worthington City School District, Unlimited General Obligation
5.50%, due 12/1/54	25,000,000	26,215,950
		163,925,236
Oklahoma 0.7%
City of Tulsa, Unlimited General Obligation
Series A
0.05%, due 11/1/40	7,670,000	4,057,037

	Principal Amount	Value
Long-Term Municipal Bonds
Oklahoma
Grand River Dam Authority, Revenue Bonds
Series A
5.00%, due 6/1/41	$ 6,000,000	$ 6,398,032
Lincoln County Educational Facilities Authority, Stroud Public Schools Project, Revenue Bonds
5.00%, due 9/1/28	2,450,000	2,453,244
Oklahoma Housing Finance Agency, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.00%, due 9/1/49	1,865,000	1,871,219
Series E, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/57	7,500,000	8,356,237
Oklahoma Turnpike Authority, Revenue Bonds
5.50%, due 1/1/53	44,455,000	46,760,948
		69,896,717
Oregon 0.5%
City of Portland, Limited General Obligation
Series A
2.00%, due 10/1/38	2,535,000	1,936,774
Series A
2.00%, due 10/1/39	2,015,000	1,497,486
Clackamas County School District No. 12, North Clackamas, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/41	835,000	433,456
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/41	6,965,000	3,509,729
Clackamas County School District No. 7J, Lake Oswego, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/1/46	3,650,000	3,862,372
Insured: School Bond Guaranty
5.00%, due 6/1/47	3,000,000	3,152,059
Insured: School Bond Guaranty
5.25%, due 6/1/51	6,000,000	6,361,421
Multnomah County School District No. 40, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.50%, due 6/15/53	7,750,000	8,190,409
Port of Portland, Airport, Revenue Bonds (b)
Series A-27
5.00%, due 7/1/37	5,550,000	5,756,646
Series 29-A
5.00%, due 7/1/45	3,300,000	3,351,565
Series 29
5.50%, due 7/1/48	5,750,000	5,998,075
Seaside School District No. 10, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/44	6,000,000	2,485,508
State of Oregon, Housing & Community Services Department, Revenue Bonds
Series A
3.50%, due 1/1/51	3,040,000	3,028,496

	Principal Amount	Value
Long-Term Municipal Bonds
Oregon
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds, Senior Lien
Series A
3.00%, due 9/1/44	$ 10,000	$ 8,078
Washington Clackamas & Yamhill Counties School District No. 88J, Sherwood, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/38	5,470,000	3,221,773
		52,793,847
Pennsylvania 2.9%
Allegheny County Airport Authority, Revenue Bonds
Series A
5.00%, due 1/1/56 (b)	6,915,000	6,826,188
Allegheny County Higher Education Building Authority, Duquesne University of the Holy Spirit, Revenue Bonds
4.50%, due 3/1/50	8,745,000	8,280,332
Bethel Park School District, Limited General Obligation
Insured: State Aid Withholding
5.00%, due 8/1/46	2,500,000	2,606,510
Insured: State Aid Withholding
5.50%, due 8/1/48	2,500,000	2,651,753
City of Philadelphia, Airport, Revenue Bonds
Series B
5.00%, due 7/1/42 (b)	8,020,000	8,060,912
City of Philadelphia, Water & Wastewater, Revenue Bonds
Series C
5.50%, due 6/1/47	14,500,000	15,446,838
Series B, Insured: AG
5.50%, due 9/1/53	10,000,000	10,532,256
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
5.00%, due 6/1/34	3,000,000	3,088,831
Cumberland County Municipal Authority, Dickinson College Project, Revenue Bonds
4.50%, due 5/1/51	1,860,000	1,792,541
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Revenue Bonds
Series A-2
4.00%, due 5/15/48	7,715,000	6,726,489
Series A-2
4.00%, due 5/15/53	4,980,000	4,155,201
Series B
5.00%, due 6/15/31	22,000,000	23,563,773
Series B
5.00%, due 6/15/36	20,000,000	21,913,922
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (b)
5.75%, due 6/30/48	6,140,000	6,434,310
Insured: AG
5.75%, due 12/31/62	35,400,000	36,830,149
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Senior Lien
Series 1-A
4.125%, due 6/1/45 (b)	9,555,000	9,151,899

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds
Series B-1, Insured: AG
5.00%, due 11/1/51	$ 20,000,000	$ 20,032,008
Series B-1, Insured: AG
5.25%, due 11/1/48	5,000,000	5,198,989
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 121
2.80%, due 10/1/31	6,000,000	5,701,348
Series 135-A
3.00%, due 10/1/51	3,650,000	3,622,607
Series 138-A
3.00%, due 10/1/52	5,110,000	4,931,576
Series 153A
4.40%, due 10/1/41	3,500,000	3,446,743
Series 153A
4.55%, due 10/1/43	4,250,000	4,158,333
Series 149-A
4.75%, due 10/1/40	14,500,000	14,722,284
Series A-141
5.75%, due 10/1/53	4,400,000	4,624,688
Series 145-A
6.00%, due 10/1/54	3,870,000	4,140,460
Series 147-A
6.25%, due 10/1/54	7,677,466	8,331,093
Pennsylvania Housing Finance Agency, Single Family Mortgage, Revenue Bonds
Series 137
3.00%, due 10/1/51	7,635,000	7,330,654
Pennsylvania Turnpike Commission, Revenue Bonds, Second Series
5.00%, due 12/1/41	3,500,000	3,550,889
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
5.25%, due 12/1/44	4,085,000	4,359,398
Series A
5.50%, due 12/1/46	11,250,000	11,288,266
Philadelphia Authority for Industrial Development, Children's Hospital of Philadelphia Project, Revenue Bonds
Series A
5.00%, due 7/1/45	1,355,000	1,418,639
Series A
5.00%, due 7/1/46	7,770,000	8,094,079
Philadelphia Authority for Industrial Development, St. Joseph's University Project, Revenue Bonds
5.25%, due 11/1/52	3,250,000	3,298,269
School District of Philadelphia (The), Limited General Obligation
Series A, Insured: State Aid Withholding
5.50%, due 9/1/51	3,400,000	3,643,144
		289,955,371

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico 1.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (d)
Series A
4.00%, due 7/1/42	$ 16,600,000	$ 15,931,993
Series A
5.00%, due 7/1/47	9,000,000	9,078,349
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
4.00%, due 7/1/42 (d)	34,665,000	33,270,032
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AG
4.25%, due 7/1/27	2,345,000	2,346,497
Series NN, Insured: NATL-RE
4.75%, due 7/1/33	1,140,000	1,124,261
Series TT, Insured: AG-CR
5.00%, due 7/1/27	500,000	500,596
Series SS, Insured: AG
5.00%, due 7/1/30	550,000	550,561
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	1,470,000	1,479,586
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	1,225,000	1,225,661
Series VV, Insured: NATL-RE
5.25%, due 7/1/34	550,000	545,393
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AG
5.00%, due 8/1/27	80,000	80,000
Series A, Insured: AG
5.00%, due 8/1/30	1,440,000	1,441,477
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	27,000,000	9,873,517
Series A-1
(zero coupon), due 7/1/51	2,193,000	582,691
Insured: BHAC-CR
(zero coupon), due 8/1/54	94,803	20,199
Series A-1
4.75%, due 7/1/53	14,784,000	14,056,578
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-2
4.329%, due 7/1/40	13,942,000	13,628,347
		105,735,738
Rhode Island 0.2%
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds
Series 77-A, Insured: GNMA
4.25%, due 4/1/51	7,220,000	7,310,721
Series 89-A, Insured: GNMA / FNMA / FHLMC
4.70%, due 10/1/46	8,000,000	7,968,253

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien
Series A
4.50%, due 12/1/45 (b)	$ 7,500,000	$ 7,302,835
		22,581,809
South Carolina 2.1%
Charleston County Airport District, Revenue Bonds
Series B
5.00%, due 7/1/49	5,000,000	5,128,093
City of Charleston, Waterworks & Sewer System, Revenue Bonds
Series A
4.00%, due 1/1/39	5,250,000	5,111,878
City of Columbia, Waterworks & Sewer System, Revenue Bonds
Series B
4.00%, due 2/1/41	10,000,000	9,488,606
Medical University Hospital Authority, Nexton Project, Revenue Bonds
Insured: FHA
5.25%, due 11/15/43	3,450,000	3,647,064
Insured: FHA
5.25%, due 5/15/44	4,245,000	4,464,820
Insured: FHA
5.25%, due 11/15/54	10,070,000	10,283,279
Medical University Hospital Authority, Indian Land Project, Revenue Bonds
Insured: FHA
5.25%, due 11/15/54	10,400,000	10,614,624
Orangeburg County School District, Unlimited General Obligation
Series A, Insured: State Aid Withholding
5.00%, due 4/1/45	9,395,000	10,020,459
Patriots Energy Group Financing Agency, Revenue Bonds
Series B-2
4.346%, due 2/1/54	15,000,000	15,568,101
South Carolina Jobs-Economic Development Authority, AnMed Health, Revenue Bonds
4.25%, due 2/1/48	11,850,000	11,095,884
5.25%, due 2/1/53	21,855,000	22,420,078
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: AG-CR
4.00%, due 12/1/29	367,000	377,465
Series A, Insured: AG-CR
5.00%, due 12/1/36	12,750,000	13,699,379
Series E, Insured: AG
5.00%, due 12/1/52	14,550,000	14,804,948
Series E, Insured: AG
5.50%, due 12/1/42	9,125,000	9,878,703
South Carolina Public Service Authority, Santee Cooper, Revenue Bonds
Series A
5.00%, due 12/1/41	3,000,000	3,187,915
Series B
5.00%, due 12/1/43	6,365,000	6,712,763

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina
South Carolina Public Service Authority, Santee Cooper project, Revenue Bonds
Series B, Insured: AG
5.00%, due 12/1/42	$ 4,605,000	$ 4,905,320
South Carolina Public Service Authority, Revenue Bonds
Series B
5.00%, due 12/1/44	3,695,000	3,887,585
Series B
5.00%, due 12/1/45	2,000,000	2,094,615
Series B
5.25%, due 12/1/54	8,875,000	9,145,865
Series A
5.25%, due 12/1/56	9,840,000	10,164,072
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	9,565,000	10,661,732
Series B, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	5,375,000	6,016,651
		203,379,899
South Dakota 0.2%
South Dakota Housing Development Authority, Revenue Bonds
Series B
3.00%, due 11/1/52	4,555,000	4,483,761
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	3,810,000	4,192,381
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/56	3,465,000	3,784,258
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 11/1/55	4,910,000	5,471,517
		17,931,917
Tennessee 0.7%
County of Knox, Unlimited General Obligation
Series B
3.00%, due 6/1/34	2,815,000	2,665,821
County of Rutherford, Unlimited General Obligation
1.625%, due 4/1/34	5,375,000	4,452,183
1.875%, due 4/1/39	4,120,000	3,033,831
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/32	12,690,000	13,691,132
Metropolitan Government of Nashville & Davidson County, Water & Sewer, Revenue Bonds
Series A
3.00%, due 7/1/40	3,500,000	2,973,986
Metropolitan Government of Nashville & Davidson County, Electric, Revenue Bonds
Series A
5.25%, due 5/15/49	5,000,000	5,263,982

	Principal Amount	Value
Long-Term Municipal Bonds
Tennessee
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series A
4.00%, due 7/1/49	$ 3,500,000	$ 3,195,488
Series B
5.25%, due 7/1/47 (b)	3,950,000	4,056,798
Series B
5.50%, due 7/1/40 (b)	2,000,000	2,143,474
Series B
5.50%, due 7/1/41 (b)	4,770,000	5,093,078
Series B
5.50%, due 7/1/52 (b)	6,965,000	7,178,444
Tennergy Corp., Revenue Bonds
Series A
5.00%, due 10/1/54 (a)	8,835,000	9,230,619
Tennessee Energy Acquisition Corp., Gas Project, Revenue Bonds
Series A
5.00%, due 11/1/34	4,995,000	5,242,077
Tennessee Housing Development Agency, Revenue Bonds
Series 2
2.50%, due 1/1/31	2,020,000	1,921,170
		70,142,083
Texas 10.6%
Arlington Higher Education Finance Corp., Riverwalk Education Foundation, Inc., Revenue Bonds
Insured: PSF-GTD
4.50%, due 8/15/45	16,235,000	16,128,005
Austin Community College District, Limited General Obligation
5.25%, due 8/1/53	13,050,000	13,560,508
Bastrop Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	6,785,000	6,975,986
Central Texas Turnpike System, Revenue Bonds, Second Tier
Series C
5.00%, due 8/15/32	5,000,000	5,458,005
Series C
5.00%, due 8/15/34	15,000,000	16,507,276
Central Texas Turnpike System, Revenue Bonds, First Tier
Series B
5.00%, due 8/15/42 (a)	11,500,000	12,147,758
City of Austin, Electric Utility, Revenue Bonds
4.00%, due 11/15/37	10,000,000	9,541,368
5.00%, due 11/15/42	9,400,000	10,044,118
5.00%, due 11/15/43	8,750,000	9,320,516
City of Celina, Limited General Obligation
1.75%, due 9/1/36	3,395,000	2,574,258
1.875%, due 9/1/37	3,455,000	2,571,226
1.875%, due 9/1/39	3,585,000	2,498,420

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
City of Dallas, Limited General Obligation
Series A, Insured: AG
2.25%, due 2/15/40	$ 5,035,000	$ 3,680,320
City of Dallas, Hotel Occupancy Tax, Revenue Bonds
4.00%, due 8/15/36	1,150,000	1,110,052
City of El Paso, Limited General Obligation
Insured: BAM
4.00%, due 8/15/42	125,000	125,049
Insured: BAM
4.00%, due 8/15/42	10,820,000	10,054,972
City of El Paso, Water & Sewer, Revenue Bonds
5.00%, due 3/1/43	9,235,000	9,729,915
5.00%, due 3/1/51	24,315,000	24,857,847
City of Fort Worth, Limited General Obligation
2.00%, due 3/1/35	5,480,000	4,452,699
City of Fort Worth, General purpose, Limited General Obligation
2.00%, due 3/1/38	5,000,000	3,674,448
2.00%, due 3/1/41	5,470,000	3,645,898
City of Frisco, Limited General Obligation
2.00%, due 2/15/38	4,740,000	3,564,152
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds, First Lien
Series C, Insured: AG
(zero coupon), due 9/1/49	23,500,000	7,286,276
Series C, Insured: AG
5.50%, due 9/1/58	10,000,000	10,606,878
City of Houston, Airport System, Revenue Bonds (b)
Series A
5.25%, due 7/1/42	6,000,000	6,346,035
Series A, Insured: AG
5.25%, due 7/1/48	7,755,000	7,981,144
Series A
5.50%, due 7/1/50	14,000,000	14,716,184
City of Lubbock, Electric Light & Power System, Revenue Bonds
Insured: AG-CR
4.00%, due 4/15/46	8,150,000	7,347,097
City of Missouri City, Limited General Obligation
2.125%, due 6/15/40	2,530,000	1,776,438
City of New Braunfels, Utility System, Revenue Bonds
4.50%, due 7/1/56	16,220,000	15,400,345
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Junior Lien
5.00%, due 2/1/44	2,500,000	2,598,524
City of San Antonio, Electric & Gas Systems, Revenue Bonds
Series C
5.50%, due 2/1/49	5,000,000	5,339,723
Comal Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/1/40	12,500,000	10,558,824

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Conroe Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.50%, due 2/15/37	$ 4,000,000	$ 3,384,612
County of Bexar, Limited General Obligation
3.00%, due 6/15/41	4,375,000	3,536,743
County of Collin, Limited General Obligation
2.25%, due 2/15/41	4,740,000	3,444,644
5.00%, due 2/15/44	5,675,000	6,050,453
County of Dallas, Limited General Obligation
5.00%, due 8/15/47	3,000,000	3,160,401
Crowley Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/1/49	10,230,000	10,523,207
Dallas Fort Worth International Airport, Revenue Bonds
Series C
5.00%, due 11/1/29 (b)	11,500,000	12,138,819
Dallas Independent School District, Unlimited General Obligation
Insured: PSF-GTD
1.75%, due 2/15/35	3,235,000	2,598,782
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
1.80%, due 8/15/37	6,000,000	4,510,147
Insured: PSF-GTD
5.00%, due 8/15/48	18,125,000	18,719,460
El Paso County Hospital District, Limited General Obligation
Insured: AG
5.00%, due 8/15/40	3,750,000	3,948,117
EP Cimarron Ventanas PFC, Home Essential Function Housing Project, Revenue Bonds
4.125%, due 12/1/39	6,600,000	6,307,395
Fort Bend County Fresh Water Supply District No. 1, Unlimited General Obligation
Insured: BAM
3.00%, due 8/15/43	4,000,000	3,070,671
Fort Bend County Municipal Utility District No. 131, Unlimited General Obligation
Insured: AG
2.50%, due 9/1/45	3,540,000	2,334,134
Fort Bend County Municipal Utility District No. 134B, Unlimited General Obligation
Insured: BAM
3.00%, due 9/1/44	540,000	402,268
Fort Bend County Municipal Utility District No. 142, Unlimited General Obligation
Insured: AG
2.50%, due 9/1/38	1,575,000	1,262,884
Fort Bend County Municipal Utility District No. 194, Unlimited General Obligation
Series A, Insured: AG
2.75%, due 9/1/40	520,000	406,982
Fort Bend County Municipal Utility District No. 26, Unlimited General Obligation
Insured: BAM
2.375%, due 3/1/46	615,000	425,807

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Fort Bend Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
4.00%, due 8/1/54 (a)	$ 120,000	$ 121,137
Fort Worth Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
2.625%, due 2/15/39	4,100,000	3,349,773
Series A, Insured: PSF-GTD
2.625%, due 2/15/40	4,405,000	3,521,509
Harris County Hospital District, Limited General Obligation
5.00%, due 2/15/48	5,800,000	6,043,098
5.50%, due 2/15/50	12,500,000	13,410,634
Harris County Municipal Utility District No. 105, Unlimited General Obligation
Insured: BAM
3.00%, due 3/1/42	4,200,000	3,233,255
Harris County Municipal Utility District No. 165, Unlimited General Obligation
Insured: AG
2.25%, due 3/1/45	9,575,000	6,474,803
Harris County Municipal Utility District No. 166, Unlimited General Obligation
Insured: AG
2.75%, due 9/1/42	2,235,000	1,721,551
Hays Consolidated Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	8,000,000	8,220,609
Hays County Development District No. 1, Unlimited General Obligation
Insured: AG
2.60%, due 4/1/50	1,700,000	1,080,361
Lamar Consolidated Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/15/44	4,335,000	3,404,257
4.00%, due 2/15/48	4,000,000	3,564,041
Insured: AG
5.50%, due 2/15/58	6,685,000	6,996,040
Leander Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
(zero coupon), due 8/16/44	8,300,000	3,476,328
Lower Colorado River Authority, LCRA Transmission Services Corp., Revenue Bonds
Insured: AG
5.00%, due 5/15/49	7,790,000	7,948,424
Insured: AG
5.50%, due 5/15/48	7,500,000	7,913,028
Insured: AG
5.50%, due 5/15/53	7,470,000	7,807,042
Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Revenue Bonds
Series A, Insured: AG
5.25%, due 5/15/53	6,000,000	6,188,978
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	13,500,000	13,155,138

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Morningstar Ranch Municipal Utility District No. 1 of Parker County, Unlimited General Obligation
Insured: BAM
3.00%, due 9/1/44	$ 565,000	$ 413,916
New Hope Cultural Education Facilities Finance Corp., Children's Health System of Texas, Revenue Bonds
Series A
5.50%, due 8/15/49	15,000,000	16,161,685
North Hays County Municipal Utility District No. 1, Unlimited General Obligation
Series A, Insured: AG
3.00%, due 8/15/41	395,000	314,080
North Texas Municipal Water District, Water System, Revenue Bonds
4.00%, due 9/1/41	40,000,000	38,631,572
North Texas Municipal Water District, Sabine Creek Regional Wastewater System, Revenue Bonds
Insured: AG
4.375%, due 6/1/52	3,600,000	3,404,558
North Texas Tollway Authority, Revenue Bonds, First Tier
Series A
4.125%, due 1/1/39	2,000,000	1,974,754
Series A
5.00%, due 1/1/45	3,125,000	3,268,768
Series A
5.25%, due 1/1/38	6,700,000	7,200,892
Northside Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
2.75%, due 8/15/39	6,690,000	5,481,510
Pasadena Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
3.23%, due 2/15/44 (a)	10,475,000	10,487,940
Permanent University Fund - Texas A&M University System, Revenue Bonds
Series A
5.00%, due 7/1/44	15,550,000	16,622,519
Port Freeport, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/44 (b)	7,930,000	6,772,343
Richardson Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/43	8,000,000	8,508,635
Insured: PSF-GTD
5.00%, due 2/15/44	7,000,000	7,412,278
Insured: PSF-GTD
5.00%, due 2/15/45	5,500,000	5,801,013
Royse City Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/53	10,000,000	10,210,524
San Antonio Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/52	8,715,000	8,926,091
San Antonio Public Facilities Corp., Convention Center Refinancing & Expansion Project, Revenue Bonds
4.00%, due 9/15/42	10,000,000	9,400,882

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
San Antonio Water System, Revenue Bonds, Junior Lien
Series A
5.25%, due 5/15/52	$ 10,060,000	$ 10,592,299
Series B
5.25%, due 5/15/52	37,335,000	39,053,814
San Leon Municipal Utility District, Unlimited General Obligation
Insured: AG
3.00%, due 9/1/44	4,150,000	3,135,197
Sienna Municipal Utility District No. 5, Unlimited General Obligation
Insured: BAM
3.00%, due 11/1/43	420,000	311,543
Sienna Parks & Levee Improvement District of Fort Bend County, Unlimited General Obligation
Insured: AG
2.25%, due 9/1/45	3,000,000	2,000,040
Insured: BAM
3.75%, due 9/1/48	3,680,000	3,102,470
State of Texas, College Student Loan, Unlimited General Obligation
Series B
4.00%, due 8/1/26 (b)	10,000,000	10,000,000
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center, Revenue Bonds
4.125%, due 12/1/54	8,750,000	7,785,579
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
Series B
5.00%, due 11/15/46	5,265,000	5,070,854
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Revenue Bonds
Series A
5.00%, due 11/15/49	9,475,000	9,701,067
Tarrant County Cultural Education Facilities Finance Corp., CHRISTUS Health Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/53 (a)	8,000,000	8,673,886
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System, Revenue Bonds
Series A
5.50%, due 11/15/52	5,000,000	5,287,837
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A, Insured: GNMA
3.50%, due 3/1/51	2,175,000	2,163,662
Series A, Insured: GNMA
3.50%, due 7/1/52	9,475,000	9,370,273
Series A, Insured: GNMA / FNMA
3.95%, due 1/1/50	3,270,000	2,849,004
Series A, Insured: GNMA
5.00%, due 1/1/49	3,500,000	3,551,542
Series A, Insured: GNMA
5.125%, due 1/1/54	3,250,000	3,323,982
Series A, Insured: GNMA
5.50%, due 9/1/52	15,665,000	16,408,578
Series A, Insured: GNMA
5.75%, due 1/1/56	4,825,000	5,217,073

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Texas Department of Housing & Community Affairs, Revenue Bonds
Series B, Insured: GNMA
6.00%, due 3/1/53	$ 8,460,000	$ 9,148,420
Series B, Insured: GNMA
6.00%, due 1/1/56	3,715,000	4,079,413
Series D-2, Insured: GNMA
6.25%, due 1/1/56	7,625,000	8,414,133
Texas Department of Housing & Community Affairs, Residential Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA
4.75%, due 1/1/49	15,000	15,126
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.281%, due 9/15/27	20,195,000	20,227,369
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/26	4,925,000	4,957,659
5.00%, due 12/15/28	3,000,000	3,100,570
5.00%, due 12/15/32	10,075,000	10,565,275
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (a)	23,645,000	24,815,198
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.00%, due 1/1/55 (a)	6,950,000	7,207,839
Texas Municipal Gas Acquisition and Supply Corp. I, Revenue Bonds, Senior Lien
Series D
6.25%, due 12/15/26	860,000	869,996
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/30/35	2,300,000	2,264,381
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/33	2,740,000	2,868,456
5.00%, due 6/30/34	2,500,000	2,612,431
5.00%, due 12/31/34	3,125,000	3,259,306
5.125%, due 6/30/35	2,500,000	2,616,201
5.125%, due 12/31/35	3,750,000	3,915,897
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
5.50%, due 12/31/58 (b)	18,125,000	18,573,104
Texas State Technical College, Financing System Improvement, Revenue Bonds
Series A, Insured: AG
5.50%, due 8/1/42	4,850,000	5,259,012
Texas Transportation Commission State Highway 249, System, Revenue Bonds, First Tier
Series A
(zero coupon), due 8/1/52	4,945,000	1,229,720
Texas Transportation Finance Corp., TELA Supported, Revenue Bonds
Series A
5.50%, due 10/1/55	10,805,000	11,537,704

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Texas Water Development Board, State Water Implementation Fund, Revenue Bonds
2.50%, due 10/15/39	$ 3,000,000	$ 2,356,331
Series A
4.75%, due 10/15/43	17,490,000	17,923,511
5.00%, due 10/15/47	4,000,000	4,134,388
Series A
5.25%, due 10/15/51	22,000,000	22,942,438
Texas Water Development Board, Revenue Bonds
4.75%, due 10/15/50	24,800,000	24,736,777
Valley Ranch Municipal Utility District No. 1, Unlimited General Obligation
Insured: AG
2.125%, due 9/1/42	1,000,000	675,804
Verandah Municipal Utility District, Unlimited General Obligation
Insured: BAM
4.375%, due 9/1/50	4,100,000	3,786,165
Waller Consolidated Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/15/41	7,000,000	5,735,719
Washington County Junior College District, Revenue Bonds
Insured: BAM
3.25%, due 10/1/41	1,105,000	915,218
Waxahachie Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	3,035,000	3,120,477
West Harris County Regional Water Authority, Revenue Bonds
Insured: BAM
3.50%, due 12/15/46	4,500,000	3,643,168
Wylie Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
3.00%, due 8/15/44	20,000,000	15,863,642
Insured: PSF-GTD
5.00%, due 2/15/49	5,000,000	5,095,668
Wylie Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
5.25%, due 8/15/54	31,355,000	32,509,090
		1,055,604,062
U.S. Virgin Islands 0.7%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/28	5,000,000	5,126,063
Series A
5.00%, due 10/1/30	11,805,000	12,268,555
Series A
5.00%, due 10/1/32	11,805,000	12,422,830
Series A
5.00%, due 10/1/39	35,670,000	36,630,861

	Principal Amount	Value
Long-Term Municipal Bonds
U.S. Virgin Islands
Virgin Islands Public Finance Authority, Revenue Bonds
Series C, Insured: AG-CR
5.00%, due 10/1/39	$ 7,575,000	$ 7,640,776
		74,089,085
Utah 2.1%
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
4.00%, due 7/1/41	5,750,000	5,343,079
Series A
5.00%, due 7/1/30	3,250,000	3,445,523
Series A
5.00%, due 7/1/32	3,750,000	3,998,210
Series A
5.00%, due 7/1/33	3,000,000	3,037,524
Series A
5.00%, due 7/1/43	5,000,000	5,049,251
Series A
5.25%, due 7/1/48	7,250,000	7,435,655
Davis School District, Unlimited General Obligation
Insured: School Bond Guaranty
3.375%, due 6/1/36	4,675,000	4,418,111
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, First Lien
Series A, Insured: AG
5.50%, due 6/1/50	17,280,000	18,496,687
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/34	5,000,000	5,374,949
Series A
5.00%, due 7/1/42	4,265,000	4,465,973
Series A
5.25%, due 7/1/43	17,180,000	18,198,037
Series A
5.25%, due 7/1/44	20,950,000	22,125,699
Series A
5.25%, due 7/1/45	13,020,000	13,712,569
Jordan School District, School Building, Unlimited General Obligation
Insured: School Bond Guaranty
2.25%, due 6/15/36	1,225,000	1,029,720
Military Installation Development Authority, Revenue Bonds
Series A-2
4.00%, due 6/1/52	5,000,000	4,109,813
University of Utah (The), Revenue Bonds
Series B
5.25%, due 8/1/53	9,605,000	9,993,151
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/45	1,750,000	1,580,753

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Utah Housing Corp., Mortgage-Backed, Revenue Bonds
Series H-G2, Insured: GNMA
4.50%, due 10/21/48	$ 436,630	$ 422,310
Series J-G2, Insured: GNMA
4.50%, due 12/21/48	350,058	338,604
Series A, Insured: GNMA
4.50%, due 1/21/49	951,509	918,998
Series B-G2, Insured: GNMA
4.50%, due 2/21/49	867,173	841,187
Series G-2, Insured: GNMA
5.00%, due 7/21/52	10,398,688	10,413,946
Series H-G2, Insured: GNMA
5.00%, due 8/21/52	17,103,413	17,065,536
Series C-G2, Insured: GNMA
5.50%, due 4/21/53	3,654,540	3,735,381
Utah Housing Corp., Promontory Place Apartments, Revenue Bonds
Series A, Insured: FNMA
4.69%, due 2/1/45	5,000,000	4,967,802
Utah Housing Corp., Single Family Mortgage, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
4.70%, due 7/1/46	27,410,000	27,053,914
Utah Housing Corp., Revenue Bonds
Series J, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	4,980,000	5,589,076
		203,161,458
Virginia 0.8%
Arlington County Industrial Development Authority, Virginia Hospital Center, Revenue Bonds
3.75%, due 7/1/50	8,775,000	7,205,578
4.00%, due 7/1/45	4,720,000	4,373,398
Series A
5.00%, due 7/1/53 (a)	10,000,000	10,545,289
City of Alexandria, Unlimited General Obligation
Series A, Insured: State Aid Withholding
2.00%, due 12/15/39	1,550,000	1,116,174
City of Harrisonburg, Unlimited General Obligation
Series A, Insured: State Aid Withholding
1.875%, due 7/15/37	3,200,000	2,437,912
County of Fairfax, Sewer, Revenue Bonds
Series A
5.00%, due 7/15/45	8,600,000	9,250,214
Series A
5.00%, due 7/15/46	9,025,000	9,638,724
Series A
5.00%, due 7/15/47	9,505,000	10,078,617
Norfolk Redevelopment & Housing Authority, Oak Park and Colonial Hall, Revenue Bonds
Insured: FNMA
4.25%, due 9/1/42 (a)	6,604,023	6,193,265

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia
Roanoke Economic Development Authority, Carilion Clinic Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/45	$ 8,595,000	$ 6,547,853
Virginia Port Authority, Commonwealth Port, Revenue Bonds
Series A
5.25%, due 7/1/48	3,900,000	4,104,357
Virginia Public School Authority, Revenue Bonds
Series B, Insured: State Intercept
2.25%, due 8/1/29	7,000,000	6,721,229
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/47 (b)	2,250,000	2,260,964
		80,473,574
Washington 2.3%
City of Seattle, Drainage & Wastewater, Revenue Bonds
4.00%, due 7/1/39	6,620,000	6,527,151
4.00%, due 7/1/40	6,250,000	6,106,576
4.00%, due 7/1/41	6,500,000	6,329,513
4.00%, due 7/1/42	7,000,000	6,763,270
City of Seattle, Water System, Revenue Bonds
4.00%, due 8/1/40	4,530,000	4,404,566
4.00%, due 8/1/41	4,570,000	4,427,633
4.00%, due 8/1/42	4,900,000	4,689,918
5.00%, due 6/1/45	3,875,000	4,155,167
5.00%, due 6/1/47	4,280,000	4,525,000
City of Seattle, Municipal Light & Power, Revenue Bonds
Series C
4.00%, due 9/1/41	6,580,000	6,273,402
Series C
4.00%, due 9/1/42	11,515,000	10,890,261
Series C
4.00%, due 10/1/42	25,000,000	23,595,900
Douglas County Public Utility District No. 1, Wells Hydroelectric Project, Revenue Bonds
Series B
5.00%, due 9/1/47	10,030,000	10,342,076
Energy Northwest, Bonneville Power Administration, Revenue Bonds
Series A
5.00%, due 7/1/35	4,250,000	4,509,765
Fircrest Properties, State of Washington Department of Social & Health Services, Revenue Bonds
5.50%, due 6/1/49	10,000,000	10,604,851
King County Public Hospital District No. 2, EvergreenHealth, Limited General Obligation
5.50%, due 12/1/54	17,500,000	18,379,055
Port of Seattle, Revenue Bonds (b)
Series A
5.00%, due 5/1/30	4,000,000	4,056,046
5.00%, due 4/1/44	5,580,000	5,652,502
Series B
5.50%, due 8/1/47	6,975,000	7,323,018

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Port of Seattle, Intermediate Lien, Revenue Bonds (b)
Series C
5.00%, due 8/1/30	$ 5,000,000	$ 5,316,984
Series C
5.00%, due 8/1/38	8,965,000	9,318,776
State of Washington, Various Purpose, Unlimited General Obligation
Series A
5.00%, due 8/1/38	10,565,000	11,426,434
Series A
5.00%, due 8/1/41	7,500,000	7,994,289
State of Washington, Unlimited General Obligation
Series A
5.00%, due 8/1/43	4,250,000	4,563,619
Series A
5.00%, due 8/1/47	8,680,000	9,057,638
University of Washington, Revenue Bonds
Series C
3.125%, due 7/1/42	6,650,000	5,415,685
Washington Health Care Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A
5.50%, due 9/1/55	12,105,000	12,647,213
Washington State Housing Finance Commission, Revenue Bonds
Series 1-N, Insured: GNMA / FNMA / FHLMC
2.00%, due 6/1/33	1,340,000	1,144,442
Series 2-N, Insured: GNMA / FNMA / FHLMC
3.00%, due 12/1/50	2,350,000	2,322,771
Series 2-N, Insured: GNMA / FNMA / FHLMC
3.75%, due 12/1/49	1,725,000	1,727,414
Series 2
4.221%, due 3/1/50 (a)	5,510,689	5,259,242
Series 1-N, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/44	5,000,000	5,227,328
Washington State Housing Finance Commission, Single-Family Program, Revenue Bonds
Series 1-N
4.00%, due 6/1/49	55,000	55,245
		231,032,750
West Virginia 0.2%
West Virginia Hospital Finance Authority, United Health System, Revenue Bonds
Series A
5.00%, due 6/1/52	10,000,000	10,002,939
West Virginia Hospital Finance Authority, Vandalia Health Group, Revenue Bonds
Series B, Insured: AG
5.50%, due 9/1/48	8,600,000	9,031,312
		19,034,251

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin 1.4%
FHLMC Multifamily VRD Certificates, Revenue Bonds
Series M-051, Class A
2.65%, due 6/15/35 (d)	$ 2,565,000	$ 2,213,114
Series ML-27, Insured: FHLMC
4.759%, due 8/25/41	41,050,421	41,909,898
Howard-Suamico School District, Unlimited General Obligation
2.00%, due 3/1/36	4,825,000	3,855,154
2.00%, due 3/1/39	5,200,000	5,146,745
2.00%, due 3/1/41	4,540,000	4,493,504
Public Finance Authority, Scotland Health Care System, Revenue Bonds
Series A
3.00%, due 10/1/51	2,915,000	1,967,538
Public Finance Authority, Revenue Bonds
Series 1, Class A-1
4.157%, due 1/20/41 (a)	17,463,775	16,012,287
Public Finance Authority, Systima Capital Management LLC, Revenue Bonds
Series 1, Class A-1
5.40%, due 6/20/44 (a)	9,995,742	10,297,672
Public Finance Authority, Georgia SR 400 Express Lanes Project, Revenue Bonds, Senior Lien (b)
5.75%, due 12/31/65	7,325,000	7,564,481
6.50%, due 12/31/65	9,350,000	10,239,197
River Falls School District, Unlimited General Obligation
Series A
3.35%, due 4/1/34	2,765,000	2,721,938
Series A
3.40%, due 4/1/35	2,595,000	2,548,179
Series A
3.45%, due 4/1/36	3,130,000	3,066,474
Sun Prairie Area School District, Unlimited General Obligation
2.00%, due 3/1/41	6,500,000	4,597,767
Waunakee Community School District, Unlimited General Obligation
3.25%, due 4/1/28	5,170,000	5,170,220
Wisconsin Center District, Revenue Bonds, Senior Lien
Series C, Insured: AG
(zero coupon), due 12/15/45	10,000,000	3,887,826
Wisconsin Health & Educational Facilities Authority, Aspirus, Inc. Obligated Group, Revenue Bonds
4.00%, due 8/15/48	4,015,000	3,491,837
Wisconsin Housing & Economic Development Authority, Home Ownership, Sustainable Bond, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/39	6,100,000	6,446,661
		135,630,492
Wyoming 0.2%
County of Campbell, Basin Electric Power Cooperative, Revenue Bonds
Series A
3.625%, due 7/15/39	6,115,000	5,462,493

	Principal Amount	Value
Long-Term Municipal Bonds
Wyoming
Wyoming Community Development Authority, Revenue Bonds
Series 1, Insured: GNMA / FNMA / FHLMC
4.70%, due 12/1/46	$ 6,210,000	$ 6,191,731
Series 1
6.00%, due 12/1/54	3,150,000	3,377,833
		15,032,057
Total Long-Term Municipal Bonds (Cost $9,619,454,347)		9,652,507,327
Short-Term Municipal Notes 1.8%
Illinois 0.3%
Illinois Finance Authority, Northshore-Edward-Elmhurst Health Credit Group, Revenue Bonds
Series F
2.95%, due 8/15/57 (f)	26,805,000	26,805,000
Maryland 0.3%
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System Issue, Revenue Bonds
Series B
2.10%, due 5/15/53 (f)	33,400,000	33,400,000
New York 0.3%
BlackRock MuniYield Quality Fund, Inc.
2.32%, due 2/1/56 (b)(d)(f)	25,000,000	25,000,000
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series E-1
3.05%, due 11/15/50 (f)	5,000,000	5,000,000
		30,000,000
North Carolina 0.4%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health, Revenue Bonds
Series E
3.00%, due 1/15/42 (f)	36,560,000	36,560,000
Pennsylvania 0.0% ‡
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds
Series D-1
2.90%, due 11/1/61 (f)	2,000,000	2,000,000
Texas 0.3%
Harris County Cultural Education Facilities Finance Corp., Houston Methodist, Revenue Bonds
Series D
3.00%, due 12/1/60 (f)	16,000,000	16,000,000

	Principal Amount	Value
Short-Term Municipal Notes
Texas
San Antonio Water System, Revenue Bonds, Sub. Lien
Series A
3.10%, due 5/1/54 (f)	$ 9,150,000	$ 9,150,000
		25,150,000
Utah 0.0% ‡
County of Utah, IHC Health Services, Inc., Revenue Bonds
Series C
2.25%, due 5/15/51 (f)	3,900,000	3,900,000
Wisconsin 0.2%
BlackRock Municipal 2030 Target Term Trust
Series W-7
2.30%, due 12/31/30 (b)(d)(f)	19,100,000	19,100,000
Total Short-Term Municipal Notes (Cost $176,915,000)		176,915,000
Total Municipal Bonds (Cost $9,796,369,347)		9,829,422,327

	Shares
Short-Term Investment 0.1%
Unaffiliated Investment Company 0.1%
BNY Dreyfus Government Cash Management - Institutional Shares, 3.552% (g)	15,129,002	15,129,002
Total Short-Term Investment (Cost $15,129,002)		15,129,002
Total Investments (Cost $9,811,498,349)	99.3%	9,844,551,329
Other Assets, Less Liabilities	0.7	68,564,454
Net Assets	100.0%	$ 9,913,115,783

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2026.
(b)	Interest on these securities is subject to alternative minimum tax.
(c)	Step coupon—Rate shown was the rate in effect as of July 31, 2026.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Delayed delivery security.

(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Current yield as of July 31, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
SONYMA—State of New York Mortgage Agency
UT CSCE—Utah Charter School Credit Enhancement Program
VRD—Variable Rate Demand
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 9,652,507,327	$ —	$ 9,652,507,327
Short-Term Municipal Notes	—	176,915,000	—	176,915,000
Total Municipal Bonds	—	9,829,422,327	—	9,829,422,327
Short-Term Investment
Unaffiliated Investment Company	15,129,002	—	—	15,129,002
Total Investments in Securities	$ 15,129,002	$ 9,829,422,327	$ —	$ 9,844,551,329

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM MacKay U.S. Infrastructure Bond Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 96.9%
Corporate Bonds 8.9%
Commercial Services 5.1%
Chapman University
Series 2021
1.867%, due 4/1/29	$ 1,000,000	$ 915,457
Series 2021
2.067%, due 4/1/31	2,616,000	2,270,612
Cornell University
Series 2025
4.733%, due 6/15/35	31,251,000	30,147,529
Johns Hopkins University (The)
Series A
1.972%, due 7/1/30	2,270,000	2,038,583
Northwestern University
4.94%, due 12/1/35	5,000,000	4,904,532
President and Fellows of Harvard College
3.619%, due 10/1/37	12,564,000	10,857,238
4.875%, due 10/15/40	4,928,000	4,701,212
4.887%, due 3/15/30	4,500,000	4,532,599
5.625%, due 10/1/38	1,205,000	1,225,382
Thomas Jefferson University
Series 2035
3.251%, due 11/1/35	1,780,000	1,481,408
Series 2036
3.331%, due 11/1/36	1,840,000	1,508,429
Toll Road Investors Partnership II LP (a)
(zero coupon), due 2/15/39	10,000,000	3,744,920
(zero coupon), due 2/15/41	10,000,000	3,157,561
Series A
7.125%, due 2/15/35	4,870,000	4,788,442
Trustees of Columbia University in the City of New York (The)
Series 2024
4.355%, due 10/1/35	9,009,000	8,462,534
Series 2026
4.401%, due 10/1/31	11,000,000	10,768,162
Series 2026
4.676%, due 10/1/33	11,800,000	11,597,860
Trustees of Princeton University (The)
4.647%, due 7/1/30	4,975,000	4,975,018
University of Chicago (The)
Series 2024
5.038%, due 4/1/31	3,227,000	3,232,235
Villanova University
Series 2026
4.784%, due 8/1/31	3,000,000	3,002,412
Wake Forest University
3.451%, due 1/15/32	3,500,000	3,321,300
		121,633,425

	Principal Amount	Value
Corporate Bonds
Healthcare-Services 3.2%
Advocate Health & Hospitals Corp.
3.829%, due 8/15/28	$ 1,590,000	$ 1,566,550
Ascension Health
Series 2025
4.923%, due 11/15/35	4,000,000	3,872,535
CommonSpirit Health
4.825%, due 9/1/35	10,615,000	10,135,260
Lifespan Corp.
4.65%, due 5/15/31	4,000,000	3,916,047
Series 2025
5.05%, due 2/15/30	9,195,000	9,206,979
Marshfield Clinic Health System, Inc.
Series 2024
5.75%, due 2/15/34	9,000,000	9,125,930
Orlando Health Obligated Group
5.475%, due 10/1/35	2,725,000	2,720,850
PeaceHealth Obligated Group
4.855%, due 11/15/32	5,500,000	5,388,121
Southeast Alaska Regional Health Consortium
2.262%, due 7/1/31	4,250,000	3,728,197
Sutter Health
Series 2025
5.213%, due 8/15/32	6,750,000	6,794,551
Series 2025
5.537%, due 8/15/35	5,500,000	5,550,504
UC Health LLC
Series 2025
5.858%, due 8/1/35	13,100,000	13,134,449
UPMC
5.035%, due 5/15/33	1,975,000	1,955,278
		77,095,251
Real Estate 0.6%
Fort Carson Family Housing LLC
5.677%, due 12/15/45	13,365,000	13,022,718
Total Corporate Bonds (Cost $215,455,505)		211,751,394
Municipal Bonds 88.0%
Alabama 0.2%
Alabama Federal Aid Highway Finance Authority Revenue Bonds
Series B
1.856%, due 9/1/29	305,000	282,767
Series B
2.156%, due 9/1/32	945,000	813,936

	Principal Amount	Value
Municipal Bonds
Alabama
Alabama Federal Aid Highway Finance Authority Revenue Bonds
Series B
2.156%, due 9/1/32	$ 3,055,000	$ 2,653,703
Series B
2.256%, due 9/1/33	5,000	4,223
		3,754,629
Arizona 0.2%
Arizona Board of Regents, Arizona State University Revenue Bonds
Series C
4.531%, due 7/1/29	1,525,000	1,526,129
Arizona Industrial Development Authority, Voyager Foundation Inc., Project Revenue Bonds
3.65%, due 10/1/29	1,115,000	1,075,365
3.90%, due 10/1/34	1,900,000	1,661,030
		4,262,524
Arkansas 0.5%
City of Springdale, Sales & Use Tax Revenue Bonds
Series A, Insured: BAM
5.053%, due 8/1/29	3,345,000	3,381,357
Series A, Insured: BAM
5.103%, due 8/1/30	3,350,000	3,389,059
Series A, Insured: BAM
5.11%, due 8/1/31	2,100,000	2,118,469
Series A, Insured: BAM
5.16%, due 8/1/32	2,000,000	2,014,354
Series A, Insured: BAM
5.21%, due 8/1/33	1,150,000	1,156,924
Rogers School District No. 30 Limited General Obligation
Insured: State Aid Withholding
5.50%, due 12/1/29	1,000,000	1,008,814
		13,068,977
California 13.1%
Alameda Corridor Transportation Authority Revenue Bonds, Sub. Lien
Series B, Insured: AG-CR AMBAC
(zero coupon), due 10/1/31	5,590,000	4,326,251
Series B, Insured: BAM AMBAC
(zero coupon), due 10/1/32	4,000,000	2,928,022
Alameda Corridor Transportation Authority Revenue Bonds, Senior Lien
Series C, Insured: NATL-RE
(zero coupon), due 10/1/33	17,000,000	11,717,978

	Principal Amount	Value
Municipal Bonds
California
Alameda Corridor Transportation Authority Revenue Bonds, Senior Lien
Series C, Insured: BHAC-CR NATL-RE
6.60%, due 10/1/29	$ 5,000,000	$ 5,162,063
Alameda Corridor Transportation Authority Revenue Bonds
Series D, Insured: BAM AG
(zero coupon), due 10/1/39	4,715,000	2,194,681
Anaheim Public Financing Authority, Convention Center Expansion Revenue Bonds
Series A, Insured: AG
2.971%, due 7/1/33	2,800,000	2,457,446
Antelope Valley Community College District Unlimited General Obligation
2.738%, due 8/1/36	1,500,000	1,225,824
Burbank-Glendale-Pasadena Airport Authority, Brick Campaign Revenue Bonds, Senior Lien
Series C, Insured: AG
5.15%, due 7/1/31	1,000,000	1,012,293
California Community Choice Financing Authority, Clean Energy Project Revenue Bonds
Series B
5.00%, due 1/1/55 (b)	7,545,000	7,703,785
California Educational Facilities Authority, Chapman University Revenue Bonds
Series A
3.611%, due 4/1/32	4,575,000	4,232,085
California Health Facilities Financing Authority Revenue Bonds, Senior Lien
1.829%, due 6/1/29	2,500,000	2,320,996
California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds
Series A
2.186%, due 10/1/34	1,900,000	1,558,957
California Infrastructure & Economic Development Bank, J. David Gladstone Institutes Project (The) Revenue Bonds
4.00%, due 10/1/39	3,500,000	2,898,893
California Infrastructure & Economic Development Bank, PIH Health Energy Projects Revenue Bonds
Series B
5.889%, due 12/1/45 (a)	5,000,000	4,834,327
California Municipal Finance Authority, Channing House Project Revenue Bonds
Series A, Insured: California Mortgage Insurance
5.43%, due 5/15/36	425,000	420,650

	Principal Amount	Value
Municipal Bonds
California
California Public Finance Authority, Children's Hospital Los Angeles Revenue Bonds
Series A, Insured: AG
5.40%, due 11/15/31	$ 12,175,000	$ 12,301,765
California Public Finance Authority, PIH Health, Inc. Obligated Group Revenue Bonds
Series B, Insured: AG
5.447%, due 6/1/34	7,750,000	7,756,894
California State Public Works Board, Department of General Services Revenue Bonds
Series B
5.05%, due 4/1/32	4,000,000	4,040,237
California State University, Systemwide Revenue Bonds
Series B
1.994%, due 11/1/32	1,000,000	846,935
Series B
4.90%, due 11/1/34	3,750,000	3,743,498
California State University Revenue Bonds
Series D
2.67%, due 11/1/38	1,500,000	1,152,622
Series B
4.282%, due 11/1/29	495,000	491,807
Series B
4.412%, due 11/1/30	665,000	660,925
Series B
4.555%, due 11/1/31	845,000	840,652
Series B
4.705%, due 11/1/32	500,000	498,620
Series B
5.028%, due 11/1/35	2,025,000	2,028,364
Series B
5.128%, due 11/1/36	1,105,000	1,109,939
Series B
5.208%, due 11/1/37	1,075,000	1,077,747
Series B
5.278%, due 11/1/38	2,025,000	2,027,674
California Statewide Communities Development Authority, Buck Institute for Research on Aging Revenue Bonds
Insured: AG
2.148%, due 11/15/30	1,480,000	1,441,311
Chaffey Joint Union High School District Unlimited General Obligation
2.865%, due 8/1/31	2,200,000	2,025,600
3.093%, due 8/1/39	7,250,000	5,907,868

	Principal Amount	Value
Municipal Bonds
California
Charter Oak Unified School District Unlimited General Obligation
Insured: BAM
2.481%, due 8/1/34	$ 1,330,000	$ 1,108,704
City of Los Angeles, Department of Airports Customer Facility Charge Revenue Bonds
Series A, Insured: AG
3.258%, due 5/15/30	8,160,000	7,758,101
Series A, Insured: AG
3.408%, due 5/15/32	5,410,000	5,014,013
City of Los Angeles, Wastewater System Revenue Bonds
Series B
5.291%, due 6/1/34	2,040,000	2,071,216
Series B
5.341%, due 6/1/35	3,615,000	3,668,079
Series B
5.441%, due 6/1/36	3,925,000	3,987,899
Series B
5.541%, due 6/1/37	4,000,000	4,068,238
City of Los Angeles, Sustainable Bond Unlimited General Obligation
Series A
5.50%, due 9/1/32	6,895,000	7,175,664
City of Los Angeles, Department of Airports Revenue Bonds
Series C
6.582%, due 5/15/39	1,870,000	1,947,471
City of Oakland Unlimited General Obligation
Series A-2
5.50%, due 7/15/31	1,000,000	1,023,487
Series A-2
5.60%, due 7/15/32	2,580,000	2,652,086
Series A-2
5.75%, due 7/15/34	4,205,000	4,333,070
Contra Costa Community College District Unlimited General Obligation
2.926%, due 8/1/38	1,610,000	1,311,359
Contra Costa Transportation Authority, Sales Tax Revenue Bonds
Series B
2.25%, due 3/1/34	1,580,000	1,317,624
County of Alameda Unlimited General Obligation
Series B
3.699%, due 8/1/31	3,050,000	2,924,333

	Principal Amount	Value
Municipal Bonds
California
Cupertino Union School District Unlimited General Obligation
2.65%, due 8/1/31	$ 1,000,000	$ 909,993
Foothill-De Anza Community College District, Election of 2006 Unlimited General Obligation
Series E
2.896%, due 8/1/31	1,025,000	946,874
Foothill-Eastern Transportation Corridor Agency Revenue Bonds, Senior Lien
Series B, Insured: AG
2.491%, due 1/15/35	2,000,000	1,634,335
Glendale Community College District Unlimited General Obligation
2.268%, due 8/1/30	1,500,000	1,374,864
Kings Canyon Unified School District Unlimited General Obligation
Series B, Insured: BAM
(zero coupon), due 8/1/39	2,000,000	987,917
Long Beach Community College District Unlimited General Obligation
Series H
2.587%, due 8/1/31	4,870,000	4,432,374
Los Angeles Community College District, Election of 2008 Unlimited General Obligation
Series B
7.53%, due 8/1/29	6,000,000	6,343,384
Los Angeles County Public Works Financing Authority, Multiple Capital Projects Revenue Bonds
Series B
7.488%, due 8/1/33	8,750,000	9,446,415
Los Angeles County Public Works Financing Authority Revenue Bonds
Series B
7.618%, due 8/1/40	4,025,000	4,599,441
Los Angeles Department of Water & Power, Power System Revenue Bonds
Series D
6.574%, due 7/1/45	9,060,000	9,348,071
Los Angeles Housing Authority, Harbor View Place Revenue Bonds
5.20%, due 8/1/30	5,390,000	5,423,914
Los Angeles Unified School District Revenue Bonds
Series A
5.255%, due 10/1/37	3,175,000	3,156,408

	Principal Amount	Value
Municipal Bonds
California
Marin Community College District Unlimited General Obligation
Series B
1.89%, due 8/1/32	$ 2,400,000	$ 2,053,065
Oakland Unified School District, Alameda County Unlimited General Obligation
Insured: BAM
2.874%, due 8/1/35	7,405,000	6,220,879
Ontario Public Financing Authority Revenue Bonds
Series A
4.567%, due 10/1/34	500,000	484,690
Series A
4.667%, due 10/1/36	750,000	719,354
Series C
5.348%, due 3/1/38	4,345,000	4,350,204
Series C
5.448%, due 3/1/39	4,430,000	4,440,300
Oxnard School District Unlimited General Obligation
Insured: BAM
2.627%, due 8/1/41	4,000,000	2,925,988
Port of Oakland Revenue Bonds, Senior Lien
Series R
2.099%, due 5/1/30	2,296,004	2,094,549
San Diego Community College District Unlimited General Obligation
2.113%, due 8/1/31	3,470,000	3,088,436
Series A-2
5.75%, due 8/1/31	1,230,000	1,292,338
San Diego County Regional Transportation Commission Revenue Bonds
Series A
2.499%, due 4/1/30	1,570,000	1,465,755
San Diego Public Facilities Financing Authority, Water Utility Revenue Bonds
Series B
2.333%, due 8/1/32	1,000,000	874,278
San Joaquin Hills Transportation Corridor Agency Revenue Bonds, Senior Lien
Series B, Insured: AG
2.571%, due 1/15/30	1,250,000	1,172,200
San Jose Evergreen Community College District, Election of 2016 Unlimited General Obligation
Series B-1
2.61%, due 9/1/36	3,000,000	2,431,138

	Principal Amount	Value
Municipal Bonds
California
San Jose Evergreen Community College District, Election of 2016 Unlimited General Obligation
Series B-1
2.70%, due 9/1/37	$ 3,000,000	$ 2,392,550
San Jose Evergreen Community College District Unlimited General Obligation
Series B
5.084%, due 7/1/43	4,835,000	4,831,720
San Jose Unified School District Unlimited General Obligation
1.847%, due 8/1/33	1,685,000	1,394,102
San Ramon Valley Unified School District Unlimited General Obligation
2.014%, due 8/1/31	2,920,000	2,571,754
Santa Monica-Malibu Unified School District Unlimited General Obligation
1.51%, due 7/1/30	2,510,000	2,238,450
Silicon Valley Clean Water Revenue Bonds
Series A
1.962%, due 8/1/31	3,035,000	2,673,546
Southern California Public Power Authority, National Gas Project Revenue Bonds
Series A, Insured: AG
5.93%, due 7/1/32	1,295,000	1,329,101
Series A, Insured: AG
6.03%, due 7/1/32	5,105,000	5,255,568
State of California Unlimited General Obligation
5.10%, due 9/1/35	3,500,000	3,479,549
7.55%, due 4/1/39	16,310,000	18,822,074
7.60%, due 11/1/40	10,395,000	12,087,322
State of California, Various Purpose Unlimited General Obligation
5.875%, due 10/1/41	4,000,000	4,045,313
State of California Department of Water Resources, Central Valley Project Revenue Bonds
Series BC
1.769%, due 12/1/34	2,425,000	1,904,915
Series BE
2.132%, due 12/1/33	7,500,000	6,251,740
University of California Revenue Bonds
Series BU
4.932%, due 5/15/34	2,000,000	2,009,469

	Principal Amount	Value
Municipal Bonds
California
William S Hart Union High School District Unlimited General Obligation
(zero coupon), due 8/1/32	$ 7,500,000	$ 5,729,126
		312,541,516
Colorado 1.6%
City & County of Denver, Airport System Revenue Bonds
Series C
2.237%, due 11/15/30	8,020,000	7,274,539
Colorado Housing and Finance Authority Revenue Bonds
Series E-1, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/49	4,980,000	5,145,232
Series O-1, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/56	990,000	1,021,171
Series D-1, Class I, Insured: GNMA / FNMA / FHLMC
6.25%, due 5/1/55	9,970,000	10,422,403
Series H-1, Class I, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	4,915,000	5,138,253
Series G-1, Class I, Insured: GNMA / FNMA / FHLMC
6.50%, due 11/1/55	2,925,000	3,080,219
Denver City & County School District No. 1 Certificate of Participation
Series B
7.017%, due 12/15/37	3,400,000	3,776,337
Park Creek Metropolitan District Revenue Bonds, Senior Lien
Series B, Insured: AG
3.344%, due 12/1/32	1,850,000	1,685,237
Regional Transportation District, Fastracks Project Revenue Bonds
Series A
2.337%, due 11/1/36	1,000,000	778,479
		38,321,870
Connecticut 2.6%
Connecticut Housing Finance Authority Revenue Bonds
Series A-2, Insured: GNMA / FNMA / FHLMC
5.41%, due 5/15/55	8,225,000	8,290,808
Series E-2, Insured: GNMA / FNMA / FHLMC
6.00%, due 11/15/55	5,910,000	6,097,352
State of Connecticut Unlimited General Obligation
Series A
2.677%, due 7/1/30	3,805,000	3,552,035

	Principal Amount	Value
Municipal Bonds
Connecticut
State of Connecticut Unlimited General Obligation
Series A
4.06%, due 6/15/30	$ 4,600,000	$ 4,520,956
Series A
4.628%, due 5/15/32	5,060,000	5,035,167
Series A
4.657%, due 5/15/30	7,000,000	7,027,096
Series A
4.711%, due 9/15/34	12,750,000	12,568,747
Series A
4.811%, due 9/15/35	1,500,000	1,478,908
Series A
4.846%, due 5/1/33	1,800,000	1,803,734
Series A
4.89%, due 3/15/32	3,000,000	3,026,310
Series A
5.049%, due 3/15/33	4,200,000	4,259,063
Series A
5.099%, due 3/15/34	4,150,000	4,206,244
		61,866,420
District of Columbia 1.4%
District of Columbia Revenue Bonds
Series B
5.153%, due 5/1/31	10,000,000	10,210,844
Series B
5.203%, due 5/1/32	8,800,000	9,001,434
District of Columbia, Georgetown University Revenue Bonds
Series B
5.751%, due 4/1/35	1,500,000	1,546,456
District of Columbia, Howard University Revenue Bonds
Series B, Insured: BAM
7.625%, due 10/1/35	7,240,000	8,059,144
District of Columbia Income Tax Revenue Bonds
Series B
4.818%, due 6/1/34	5,550,000	5,509,401
		34,327,279
Florida 2.0%
Bay Laurel Center Community Development District, Water & Sewer Revenue Bonds
Series B, Insured: AG
5.60%, due 9/1/42	1,000,000	989,406

	Principal Amount	Value
Municipal Bonds
Florida
Central Florida Tourism Oversight District Limited General Obligation
Series A
2.547%, due 6/1/35	$ 1,605,000	$ 1,313,466
City of Miramar Revenue Bonds
2.443%, due 10/1/34	1,970,000	1,623,101
2.543%, due 10/1/35	2,395,000	1,937,685
County of Broward, Airport System Revenue Bonds
Series C
2.914%, due 10/1/32	9,255,000	8,329,396
County of Miami-Dade, Seaport Department Revenue Bonds
Series A-3, Insured: AG
2.012%, due 10/1/31	6,940,000	6,070,996
Series A-3, Insured: AG
2.162%, due 10/1/32	4,000,000	3,423,839
Series A-3, Insured: AG
2.312%, due 10/1/33	3,000,000	2,522,064
Series A-3, Insured: AG
2.712%, due 10/1/37	1,000,000	782,974
5.499%, due 11/1/29	1,150,000	1,178,099
5.653%, due 11/1/32	3,545,000	3,674,220
County of Miami-Dade, Aviation Revenue Bonds
Series B
3.406%, due 10/1/32	1,500,000	1,377,619
Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds
Series 2, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/55	2,070,000	2,122,548
Sumter Landing Community Development District Revenue Bonds
Insured: AG
4.884%, due 10/1/30	1,700,000	1,717,809
Insured: AG
4.981%, due 10/1/31	1,500,000	1,519,181
Insured: AG
5.031%, due 10/1/32	1,250,000	1,265,952
Insured: AG
5.118%, due 10/1/33	1,500,000	1,521,797
Insured: AG
5.168%, due 10/1/34	1,750,000	1,774,286
Insured: AG
5.188%, due 10/1/35	1,500,000	1,516,288

	Principal Amount	Value
Municipal Bonds
Florida
Tampa-Hillsborough County Expressway Authority Revenue Bonds
Series B, Insured: BAM
2.142%, due 7/1/31	$ 4,375,000	$ 3,872,307
		48,533,033
Georgia 3.1%
City of Atlanta, Water & Wastewater Revenue Bonds
1.637%, due 11/1/29	7,250,000	6,617,584
2.257%, due 11/1/35	3,800,000	3,122,044
City of Atlanta, Airport Customer Facility Charge Revenue Bonds
Series A
4.776%, due 7/1/33	1,300,000	1,292,643
Series A
4.976%, due 7/1/35	1,000,000	995,576
Series A
5.076%, due 7/1/36	1,120,000	1,116,411
Series A
5.196%, due 7/1/37	2,170,000	2,170,433
Development Authority of Gwinnett County Revenue Bonds
4.70%, due 9/1/37	3,540,000	3,436,581
4.80%, due 9/1/38	2,700,000	2,618,862
4.90%, due 9/1/39	3,210,000	3,111,321
Georgia Higher Education Facilities Authority, USG Real Estate Foundation XIV LLC Project Revenue Bonds
Series A
4.525%, due 1/1/31	2,000,000	1,986,797
Series A
4.763%, due 1/1/33	1,700,000	1,685,837
Series A
5.093%, due 1/1/37	5,850,000	5,730,911
Series A, Insured: BAM
5.173%, due 1/1/38	1,600,000	1,564,374
Main Street Energy, Inc., Energy Project Revenue Bonds
Series D
5.00%, due 12/1/33	16,000,000	16,622,890
Municipal Electric Authority of Georgia, Seaport Department Revenue Bonds
Series B
5.89%, due 7/1/33	1,235,000	1,261,099
Municipal Electric Authority of Georgia Revenue Bonds
Series A, Insured: AG-CR AMBAC
5.95%, due 1/1/35	2,730,000	2,822,957

	Principal Amount	Value
Municipal Bonds
Georgia
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project Revenue Bonds
Series B
6.474%, due 7/1/45	$ 1,500,000	$ 1,534,100
Series B, Insured: BAM
6.474%, due 7/1/45	2,500,000	2,622,956
Oglethorpe Power Corp. Revenue Bonds
Insured: NATL-RE
5.534%, due 1/1/35 (a)	9,695,000	9,775,611
Savannah Hospital Authority, St. Joseph's Candler Health System Obligated Group Revenue Bonds
Series B
3.989%, due 7/1/38	1,000,000	882,702
Savannah Hospital Authority, St. Joseph's Candler Health System Revenue Bonds
Series B, Insured: BAM
3.989%, due 7/1/38	2,750,000	2,446,665
State of Georgia Unlimited General Obligation
Series B
3.30%, due 2/1/37	1,500,000	1,332,773
		74,751,127
Guam 0.0% ‡
Port Authority of Guam Revenue Bonds
Series C
4.582%, due 7/1/28	1,000,000	991,448
Hawaii 3.0%
City & County of Honolulu Unlimited General Obligation
Series D
3.068%, due 10/1/30	1,980,000	1,870,332
County of Kauai Unlimited General Obligation
Series A
5.913%, due 8/1/34	1,500,000	1,580,762
State of Hawaii Unlimited General Obligation
Series GC
1.718%, due 10/1/30	5,500,000	4,901,352
Series GC
1.868%, due 10/1/31	6,000,000	5,224,661
Series GJ
2.042%, due 8/1/31	4,255,000	3,756,274

	Principal Amount	Value
Municipal Bonds
Hawaii
State of Hawaii Unlimited General Obligation
Series FZ
2.245%, due 8/1/38	$ 3,475,000	$ 2,554,742
Series GD
2.642%, due 10/1/36	1,200,000	969,249
Series GD
2.80%, due 10/1/38	2,000,000	1,561,752
Series GD
2.83%, due 10/1/39	2,650,000	2,025,993
Series GQ
4.424%, due 10/1/32	7,000,000	6,857,675
Series GM
4.821%, due 10/1/32	2,000,000	2,001,233
Series GN
4.936%, due 10/1/37	4,100,000	4,017,641
Series GQ
5.029%, due 10/1/39	5,000,000	4,884,482
Series GQ
5.079%, due 10/1/40	13,140,000	12,779,862
Series GQ
5.159%, due 10/1/41	16,695,000	16,266,139
		71,252,149
Idaho 1.0%
Idaho Housing & Finance Association Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
5.128%, due 1/1/35	1,150,000	1,125,622
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/65	11,110,000	11,435,233
Series D, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/56	4,855,000	5,047,023
Idaho Housing & Finance Association, Single-Family Mortgage Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	6,815,000	7,089,480
		24,697,358
Illinois 6.9%
Chicago Board of Education, Dedicated Capital Improvement Unlimited General Obligation
Series C, Insured: BAM
6.319%, due 11/1/29	2,000,000	2,019,149
Chicago Board of Education Unlimited General Obligation
Series D, Insured: BAM
6.519%, due 12/1/40	1,635,000	1,643,576

	Principal Amount	Value
Municipal Bonds
Illinois
Chicago O'Hare International Airport Revenue Bonds, Senior Lien
Series D
2.546%, due 1/1/32	$ 3,000,000	$ 2,676,365
City of Chicago Unlimited General Obligation
Series A
5.879%, due 1/1/31	4,750,000	4,752,337
Series A
6.226%, due 1/1/32	13,000,000	13,129,854
Series A
6.326%, due 1/1/33	8,375,000	8,340,174
Series B, Insured: AG-CR
7.375%, due 1/1/33	2,868,000	3,091,784
City of Chicago, Wastewater Transmission Revenue Bonds, Second Lien
Series B, Insured: BAM
6.90%, due 1/1/40	5,500,000	5,877,665
County of Cook Unlimited General Obligation
Series C
5.79%, due 11/15/29	490,000	497,354
Illinois Finance Authority, Ann & Robert H Lurie Children's Hospital Revenue Bonds
3.598%, due 8/15/30	2,250,000	2,162,963
Illinois Housing Development Authority Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
5.229%, due 10/1/34	2,450,000	2,428,041
Series B, Insured: GNMA / FNMA / FHLMC
5.279%, due 4/1/35	2,315,000	2,291,778
Series B, Insured: GNMA / FNMA / FHLMC
5.329%, due 10/1/35	2,295,000	2,278,104
Series F, Insured: GNMA / FNMA / FHLMC
6.25%, due 10/1/54	2,270,000	2,346,121
Series H, Insured: GNMA / FNMA / FHLMC
6.25%, due 4/1/56	2,490,000	2,592,090
Series B, Insured: GNMA / FNMA / FHLMC
6.25%, due 10/1/56	3,410,000	3,554,886
Series F, Insured: GNMA / FNMA / FHLMC
6.25%, due 10/1/56	5,245,000	5,485,870
Illinois State Toll Highway Authority Revenue Bonds
Series A
6.184%, due 1/1/34	1,114,000	1,157,304

	Principal Amount	Value
Municipal Bonds
Illinois
Metropolitan Pier & Exposition Authority Revenue Bonds
Series B
7.20%, due 6/15/33	$ 11,305,000	$ 11,572,884
Sales Tax Securitization Corp. Revenue Bonds, Second Lien
Series B, Insured: BAM
2.857%, due 1/1/31	8,500,000	7,876,721
Series B
4.847%, due 1/1/31	5,450,000	5,466,913
Sales Tax Securitization Corp. Revenue Bonds
Series C
3.23%, due 1/1/28	850,000	836,481
Series C
3.33%, due 1/1/30	6,250,000	5,986,275
Series A, Insured: BAM
4.637%, due 1/1/40	5,000,000	4,812,421
State of Illinois, Sales Tax Revenue Bonds
3.45%, due 6/15/29	3,170,000	3,064,057
State of Illinois Revenue Bonds
4.62%, due 6/15/38	16,096,003	15,570,068
State of Illinois Unlimited General Obligation
Series B
5.52%, due 4/1/38	6,950,000	6,956,669
Insured: AG-CR
5.65%, due 12/1/38	6,453,055	6,517,497
Series 1
6.63%, due 2/1/35	11,374,616	11,760,162
Series 3
6.725%, due 4/1/35	11,391,923	11,810,402
State of Illinois, Build America Bonds Unlimited General Obligation
Series 5
7.35%, due 7/1/35	5,493,214	5,846,555
		164,402,520
Indiana 0.9%
Indiana Finance Authority, Ohio River Bridges East End Crossing Project Revenue Bonds
2.672%, due 7/1/34	2,900,000	2,460,093
2.772%, due 7/1/35	4,000,000	3,337,011

	Principal Amount	Value
Municipal Bonds
Indiana
Indiana Finance Authority, Deaconess Health System Revenue Bonds
Series A
2.876%, due 3/1/38	$ 2,000,000	$ 1,551,159
Indiana Housing & Community Development Authority Revenue Bonds
Series B-3, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	5,125,000	5,296,351
Series A-2, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/56	4,500,000	4,693,451
St. Joseph County Redevelopment Authority, Commission Revenue Bonds
Series B, Insured: AG
4.991%, due 2/1/31	1,085,000	1,095,680
Series B, Insured: AG
5.033%, due 2/1/32	1,135,000	1,142,540
Series B, Insured: AG
5.083%, due 2/1/33	1,000,000	1,005,276
		20,581,561
Iowa 0.9%
Iowa Finance Authority Revenue Bonds
Series F, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	3,230,000	3,357,483
Iowa Student Loan Liquidity Corp. Revenue Bonds, Senior Lien
Series A
5.343%, due 12/1/34	3,200,000	3,177,516
Series A
5.426%, due 12/1/35	1,730,000	1,705,225
Series A
5.908%, due 12/1/45	12,455,000	12,227,106
		20,467,330
Kansas 0.1%
Wyandotte County Unified School District No. 500 Unlimited General Obligation
Series B
3.17%, due 9/1/46	5,000,000	3,574,648
Kentucky 0.8%
Kentucky Higher Education Student Loan Corp. Revenue Bonds
Series A-2
5.945%, due 6/1/33	4,750,000	4,929,937
Series A-2
5.995%, due 6/1/34	5,000,000	5,200,135

	Principal Amount	Value
Municipal Bonds
Kentucky
Kentucky Higher Education Student Loan Corp. Revenue Bonds
Series A-2
6.045%, due 6/1/35	$ 3,000,000	$ 3,125,422
Series A-2
6.195%, due 6/1/40	3,745,000	3,794,278
Kentucky Housing Corp. Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	2,005,000	2,098,498
		19,148,270
Louisiana 1.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana Utilities Restoration Corp. Project Revenue Bonds
Series A
4.475%, due 8/1/39	9,000,000	8,525,326
Louisiana Local Government Environmental Facilities & Community Development Authority, Utilities Restoration Corp. Project Revenue Bonds
5.197%, due 9/1/39	4,397,126	4,389,981
State of Louisiana Revenue Bonds
Series A
1.742%, due 6/15/32	1,450,000	1,226,753
State of Louisiana Unlimited General Obligation
Series C-1
1.804%, due 6/1/31	3,710,000	3,259,978
Tulane University Revenue Bonds
Series C, Insured: NATL-RE
4.213%, due 2/15/36	9,330,000	8,996,162
		26,398,200
Maryland 0.9%
City of Baltimore Unlimited General Obligation
Series B
2.00%, due 10/15/34	1,145,000	922,312
County of Howard Unlimited General Obligation
Series E
1.55%, due 8/15/31	3,000,000	2,603,320
Maryland Department of Housing & Community Development Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 9/1/56	2,500,000	2,601,939

	Principal Amount	Value
Municipal Bonds
Maryland
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund Revenue Bonds
Series C, Insured: State Intercept
2.207%, due 5/1/31	$ 1,510,000	$ 1,352,794
Maryland Stadium Authority, Pimlico Improvements Project Revenue Bonds
4.347%, due 6/15/31	2,915,000	2,859,314
4.447%, due 6/15/32	2,915,000	2,850,778
4.984%, due 6/15/38	3,325,000	3,208,396
5.034%, due 6/15/39	2,190,000	2,102,505
5.054%, due 6/15/40	2,580,000	2,456,516
		20,957,874
Massachusetts 6.9%
Commonwealth of Massachusetts Limited General Obligation
Series C
1.929%, due 7/1/34	1,700,000	1,373,207
Series C
2.029%, due 7/1/35	2,000,000	1,580,911
Series C
2.514%, due 7/1/41	14,000,000	10,388,189
Series D
2.663%, due 9/1/39	20,029,733	16,482,327
Series D
2.813%, due 9/1/43	4,650,000	3,309,007
Series D
4.50%, due 8/1/31	3,395,000	3,332,425
Series E
5.50%, due 10/1/29	9,000,000	9,267,126
Series E
5.50%, due 10/1/31	5,050,000	5,245,152
Commonwealth of Massachusetts Unlimited General Obligation
Series D
5.00%, due 6/1/37	1,500,000	1,484,410
Commonwealth of Massachusetts, COVID-19 Recovery Assessment Revenue Bonds
Series A
3.769%, due 7/15/29	11,225,000	11,041,261
Commonwealth of Massachusetts, Unemployment Insurance Trust Fund Revenue Bonds
Series A
3.881%, due 1/15/31	5,000,000	4,866,406
Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds
Series B
2.235%, due 7/1/31	7,795,000	6,972,900

	Principal Amount	Value
Municipal Bonds
Massachusetts
Massachusetts Development Finance Agency, Northeastern University Revenue Bonds
Series B
4.53%, due 10/1/29	$ 1,000,000	$ 998,702
Series B
4.596%, due 10/1/30	1,250,000	1,247,260
Series B
4.696%, due 10/1/31	2,250,000	2,244,352
Series B
4.817%, due 10/1/32	2,000,000	1,996,592
Series B
5.049%, due 10/1/34	1,000,000	1,003,973
Series B
5.129%, due 10/1/35	1,250,000	1,258,228
Series B
5.199%, due 10/1/36	1,000,000	1,004,070
Massachusetts Development Finance Agency, Tufts Medicine, Inc. Revenue Bonds
Series G, Insured: AG-CR
6.625%, due 10/1/30	8,650,000	9,144,169
Massachusetts Educational Financing Authority Revenue Bonds, Senior Lien
Series A
5.517%, due 7/1/36	10,000,000	10,008,024
Series A
5.95%, due 7/1/44	10,910,000	10,960,802
Series A
6.166%, due 7/1/50	31,500,000	31,730,870
Massachusetts Housing Finance Agency Revenue Bonds
Series 240
6.25%, due 12/1/54	4,760,000	4,926,329
Massachusetts Port Authority Revenue Bonds
Series C
1.679%, due 7/1/31	1,625,000	1,414,214
Massachusetts Water Resources Authority Revenue Bonds
Series E
2.323%, due 8/1/29	1,515,000	1,424,816
Series C
2.39%, due 8/1/33	6,275,000	5,382,098
University of Massachusetts, Building Authority Revenue Bonds, Senior Lien
Series 4
2.008%, due 11/1/31	2,330,000	2,046,810

	Principal Amount	Value
Municipal Bonds
Massachusetts
University of Massachusetts, Building Authority Revenue Bonds, Senior Lien
Series 2
3.646%, due 11/1/34	$ 2,495,000	$ 2,283,985
		164,418,615
Michigan 0.0% ‡
Michigan State Building Authority Revenue Bonds
Series II
2.032%, due 10/15/33	1,000,000	835,503
Minnesota 0.6%
Minnesota Housing Finance Agency Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
1.58%, due 2/1/51	4,593,881	3,448,109
Series V, Insured: GNMA / FNMA / FHLMC
5.626%, due 7/1/39	1,970,000	1,963,755
Series A, Insured: GNMA / FNMA / FHLMC
6.125%, due 7/1/55	5,295,000	5,506,579
Series J, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	2,770,000	2,879,061
		13,797,504
Mississippi 0.9%
State of Mississippi Unlimited General Obligation
Series A
1.632%, due 11/1/31	9,000,000	7,754,077
Series B
1.699%, due 6/1/29	2,935,000	2,723,680
Series B
1.849%, due 6/1/30	2,135,000	1,937,568
Series E
2.387%, due 10/1/34	5,000,000	4,166,499
Series F
5.245%, due 11/1/34	4,075,000	4,110,478
		20,692,302
Missouri 0.2%
Missouri Housing Development Commission, First Place Homeownership Loan Program Revenue Bonds
Series G, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/56	3,910,000	4,030,734

	Principal Amount	Value
Municipal Bonds
Nevada 0.5%
County of Clark Limited General Obligation
Series A
2.75%, due 11/1/38	$ 10,000,000	$ 7,786,534
Nevada Housing Division Revenue Bonds, Senior Lien
Series D, Insured: GNMA / FNMA / FHLMC
6.25%, due 10/1/54	3,920,000	4,042,885
		11,829,419
New Hampshire 1.4%
City of Nashua, Pennichuck Corp. Unlimited General Obligation
4.376%, due 1/15/42	1,450,000	1,316,116
New Hampshire Business Finance Authority, Wheeling Power Co. Revenue Bonds
Series A
6.89%, due 4/1/34 (a)	21,400,000	22,325,323
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corp. Revenue Bonds
Series A
5.04%, due 11/1/34	3,925,000	3,897,707
Series A
5.34%, due 11/1/44	3,025,000	2,744,700
New Hampshire Housing Finance Authority Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/57	2,800,000	2,923,847
		33,207,693
New Jersey 1.2%
New Jersey Economic Development Authority Revenue Bonds
Series NNN
3.77%, due 6/15/31	1,500,000	1,430,997
New Jersey Transportation Trust Fund Authority Revenue Bonds
Series B
6.561%, due 12/15/40	13,330,000	14,293,054
New Jersey Turnpike Authority Revenue Bonds
Series B
1.713%, due 1/1/29	3,485,000	3,264,468
North Hudson Sewerage Authority Revenue Bonds, Senior Lien
Insured: AG
3.258%, due 6/1/32	745,000	684,415

	Principal Amount	Value
Municipal Bonds
New Jersey
State of New Jersey Unlimited General Obligation
Series A
2.75%, due 6/1/31	$ 3,900,000	$ 3,564,125
Series A, Insured: BAM
2.90%, due 6/1/33	5,180,000	4,597,070
		27,834,129
New Mexico 0.2%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
5.50%, due 3/1/57	3,410,000	3,456,319
Series B, Class I, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/56	970,000	1,010,007
		4,466,326
New York 14.3%
Brookhaven Local Development Corp., Long Island Community Hospital Project Revenue Bonds
Series B, Insured: AG-CR
6.00%, due 10/1/30	1,855,000	1,896,986
City of New York Unlimited General Obligation
Series D
1.623%, due 8/1/28	1,210,000	1,145,311
Series D
1.723%, due 8/1/29	230,000	212,273
Series D
1.723%, due 8/1/29	1,070,000	983,699
Series D-2
1.75%, due 3/1/30	2,450,000	2,225,727
Series D-3
1.97%, due 3/1/31	1,000,000	882,915
Series D-3
2.22%, due 3/1/35	6,000,000	4,771,133
Series E-1
4.39%, due 10/1/32	3,000,000	2,904,096
Series E-1
4.636%, due 10/1/34	5,000,000	4,824,333
Series D-2
4.839%, due 10/1/35	2,000,000	1,939,612
Series H-1
5.051%, due 2/1/36	1,000,000	981,290
Series E-1
5.106%, due 10/1/39	3,775,000	3,584,505
Series H-1
5.281%, due 2/1/38	17,225,000	16,886,770

	Principal Amount	Value
Municipal Bonds
New York
City of New York Unlimited General Obligation
Series H-1
5.481%, due 2/1/40	$ 13,000,000	$ 12,672,864
Series C-1
5.517%, due 10/1/37	4,220,000	4,161,675
Series H-1
5.651%, due 2/1/42	5,000,000	4,867,078
Series H
5.75%, due 2/1/38	4,500,000	4,571,284
City of New York, Fiscal of 2021 Unlimited General Obligation
Series D
1.923%, due 8/1/31	2,045,000	1,778,780
Dutchess County Local Development Corp., Bard College Revenue Bonds
Series B
5.918%, due 7/1/39	15,825,000	15,514,583
Empire State Development Corp. Revenue Bonds
Series B
3.90%, due 3/15/33	8,000,000	7,646,876
Series E-1
5.77%, due 3/15/39	2,560,000	2,580,943
Metropolitan Transportation Authority Revenue Bonds
Series A
6.668%, due 11/15/39	9,740,000	10,275,981
Series E
6.814%, due 11/15/40	5,885,000	6,318,216
Series C
7.336%, due 11/15/39	6,105,000	6,895,364
New York City Housing Development Corp., 8 Spruce Street Revenue Bonds
Class A
5.458%, due 12/15/31	28,585,000	28,683,358
Class B
6.033%, due 12/15/31	8,500,000	8,579,584
Class B
6.033%, due 12/15/31	4,400,000	4,441,196
New York City Industrial Development Agency, Yankee Stadium Project Revenue Bonds
Series B, Insured: AG
2.681%, due 3/1/33	1,715,000	1,481,747
New York City Transitional Finance Authority Revenue Bonds
Series E-3
1.97%, due 2/1/33	6,320,000	5,304,662

	Principal Amount	Value
Municipal Bonds
New York
New York City Transitional Finance Authority Revenue Bonds
Series D-3
2.40%, due 11/1/32	$ 7,500,000	$ 6,510,573
Series B-3
3.00%, due 11/1/33	9,180,000	8,110,571
Series C-3
3.35%, due 11/1/30	4,000,000	3,783,748
Series C-5
3.90%, due 5/1/31	3,385,000	3,257,096
Series B-3
3.95%, due 8/1/32	5,000,000	4,764,872
Series F-3
4.00%, due 2/1/32	2,155,000	2,068,756
Series F-2
4.67%, due 2/1/33	4,000,000	3,952,217
Series G-2
4.91%, due 5/1/32	5,000,000	5,014,276
Series G-3
5.01%, due 5/1/34	2,500,000	2,502,404
Series G-3
5.06%, due 5/1/35	2,330,000	2,327,472
Series D-3
5.65%, due 11/1/35	6,000,000	6,169,451
New York Energy Finance Development Corp. Revenue Bonds
5.00%, due 7/1/56 (b)	4,110,000	4,181,770
New York Power Authority Revenue Bonds
Series A, Insured: AG
5.749%, due 11/15/33	8,280,000	8,638,421
New York State Dormitory Authority, University Facilities Revenue Bonds
Series B
2.746%, due 7/1/30	6,430,000	5,983,264
New York State Dormitory Authority, Roswell Park Cancer Institute Corp. Obligated Group Revenue Bonds
Series B, Insured: AG
4.84%, due 7/1/32	10,000,000	9,860,564
New York State Dormitory Authority, New York University Revenue Bonds
Series B
5.228%, due 7/1/35	23,100,000	23,279,559
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
Series H
5.289%, due 3/15/33	5,571,047	5,570,231

	Principal Amount	Value
Municipal Bonds
New York
New York State Energy Research & Development Authority Revenue Bonds
Series A
5.997%, due 4/1/30	$ 2,500,000	$ 2,489,573
Series A
6.199%, due 4/1/31	1,500,000	1,502,594
Series A
6.249%, due 4/1/32	1,000,000	1,000,983
Series A
6.456%, due 4/1/33	865,000	872,448
Series A
6.506%, due 4/1/34	500,000	504,360
New York State Energy Research & Development Authority, Revolving Loan Fund Revenue Bonds
Series A
6.004%, due 4/1/33	1,000,000	984,330
New York State Urban Development Corp., Personal Income Tax Revenue Bonds
Series D
3.32%, due 3/15/29	4,990,000	4,827,131
New York Transportation Development Corp., Fuller Road Management Corp. - Nanotechnology Facilities Project Revenue Bonds
4.248%, due 9/1/35	2,600,000	2,537,216
Port Authority of New York & New Jersey Revenue Bonds
Series 235
4.955%, due 8/1/35	1,000,000	986,508
State of New York Unlimited General Obligation
Series B
2.35%, due 3/15/35	1,000,000	818,488
Series B
2.63%, due 3/15/40	9,010,000	6,652,497
Series B
2.68%, due 3/15/41	1,300,000	940,905
Series B
2.90%, due 2/15/33	9,615,000	8,605,373
Series B
2.95%, due 2/15/34	6,750,000	5,938,364
State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds
Series 268, Insured: SONYMA
6.25%, due 10/1/55	5,890,000	6,100,433
Syracuse Regional Airport Authority Revenue Bonds
Insured: AG
4.698%, due 7/1/32	1,100,000	1,089,478

	Principal Amount	Value
Municipal Bonds
New York
Syracuse Regional Airport Authority Revenue Bonds
Insured: AG
4.893%, due 7/1/34	$ 1,000,000	$ 989,317
Insured: AG
5.343%, due 7/1/39	1,600,000	1,582,260
Insured: AG
5.443%, due 7/1/41	1,000,000	980,400
Triborough Bridge & Tunnel Authority Revenue Bonds
Series B
5.50%, due 11/15/39	6,465,000	6,394,777
United Nations Development Corp. Revenue Bonds
Series A
5.661%, due 8/1/36	1,000,000	1,028,840
Series A
5.761%, due 8/1/37	1,065,000	1,096,722
Series A
5.861%, due 8/1/38	2,215,000	2,282,518
Series A
5.931%, due 8/1/39	2,600,000	2,676,796
United Nations Development Corp., City of New York Revenue Bonds
Series A
6.011%, due 8/1/40	3,850,000	3,962,483
		341,832,880
North Carolina 0.6%
City of Charlotte Certificate of Participation
5.124%, due 6/1/36	2,845,000	2,861,439
5.224%, due 6/1/37	3,125,000	3,146,426
University of North Carolina at Chapel Hill Revenue Bonds
Series C
3.327%, due 12/1/36	9,250,000	8,352,900
		14,360,765
North Dakota 0.1%
North Dakota Housing Finance Agency, Housing Finance and Home Mortgage Program Revenue Bonds
Series B
6.25%, due 7/1/54	2,155,000	2,225,367

	Principal Amount	Value
Municipal Bonds
Ohio 3.8%
Akron-Summit County Public Library Unlimited General Obligation
Series B
4.44%, due 12/1/31	$ 1,000,000	$ 985,364
Series B
4.566%, due 12/1/32	1,370,000	1,349,482
Series B
4.666%, due 12/1/33	1,150,000	1,131,566
Series B
4.716%, due 12/1/34	1,150,000	1,127,030
Series B
4.916%, due 12/1/36	1,300,000	1,273,450
Series B
5.006%, due 12/1/37	2,000,000	1,957,059
Series B
5.126%, due 12/1/39	1,000,000	971,558
Series B
5.226%, due 12/1/40	2,000,000	1,943,957
Series B
5.326%, due 12/1/41	2,000,000	1,945,542
Series B
5.38%, due 12/1/42	2,200,000	2,132,307
Series B
5.53%, due 12/1/45	2,000,000	1,922,265
American Municipal Power, Inc., Combined Hydroelectric Revenue Bonds
Series B
6.424%, due 2/15/32	4,455,000	4,633,985
Series B
6.449%, due 2/15/44	12,950,000	13,277,298
Series A
7.734%, due 2/15/33	6,620,000	7,513,227
City of Columbus Limited General Obligation
Series D
4.022%, due 4/1/35	1,135,000	1,067,755
Columbus Metropolitan Housing Authority, Riverside Sunshine Phase II LLC Revenue Bonds
5.375%, due 9/1/28	3,750,000	3,761,141
Columbus Regional Airport Authority, Customer Facility Charge Revenue Bonds
3.889%, due 12/15/33	1,500,000	1,389,388
County of Hamilton, The Christ Hospital Revenue Bonds
Insured: AG
3.374%, due 6/1/34	3,020,000	2,723,990

	Principal Amount	Value
Municipal Bonds
Ohio
Franklin County Convention Facilities Authority Revenue Bonds
Series B
2.022%, due 12/1/30	$ 4,795,000	$ 4,273,134
JobsOhio Beverage System Revenue Bonds, Senior Lien
Series A
2.833%, due 1/1/38	35,000	28,598
JobsOhio Beverage System Revenue Bonds
Series B
4.532%, due 1/1/35	11,035,000	10,814,058
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group Revenue Bonds
5.25%, due 1/1/42	2,000,000	2,045,405
Ohio Housing Finance Agency Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/57	1,000,000	1,044,055
Series C, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56	6,650,000	7,035,250
Series E, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56	3,000,000	3,182,264
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Senior Lien
Series A
2.801%, due 2/15/36	1,500,000	1,243,397
Toledo Hospital (The)
Insured: AG
5.75%, due 11/15/38	10,735,000	10,559,088
		91,331,613
Oklahoma 0.0% ‡
Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds
Series B, Insured: AG
2.251%, due 1/1/32	1,300,000	1,133,199
Oregon 3.3%
Oregon State Lottery Revenue Bonds
Series B
3.821%, due 4/1/31	3,000,000	2,894,189
Series B, Insured: Moral Obligation
4.421%, due 4/1/32	4,275,000	4,202,876
Series B, Insured: Moral Obligation
4.84%, due 4/1/36	2,500,000	2,451,160

	Principal Amount	Value
Municipal Bonds
Oregon
Oregon State Lottery Revenue Bonds
Series B
4.851%, due 4/1/33	$ 1,500,000	$ 1,499,889
Series B
5.031%, due 4/1/35	500,000	500,426
Series B
5.181%, due 4/1/36	3,195,000	3,213,219
Series B
5.281%, due 4/1/37	5,105,000	5,139,811
Series B
5.381%, due 4/1/38	2,600,000	2,619,912
Port of Morrow, Bonneville Cooperation Project No. 4 Revenue Bonds
Series 1
2.987%, due 9/1/36	6,001,000	5,065,109
Port of Morrow, Bonneville Power Administration Revenue Bonds
4.819%, due 9/1/30	4,000,000	4,040,251
State of Oregon, Article XI-Q State Project Unlimited General Obligation
Series C
1.975%, due 5/1/31	1,000,000	889,973
State of Oregon, Higher Education Unlimited General Obligation
Series G
2.50%, due 8/1/37	1,500,000	1,163,050
Series G
2.60%, due 8/1/39	4,080,000	3,057,953
State of Oregon Unlimited General Obligation
Series B
4.775%, due 5/1/36	5,325,000	5,215,236
Series B
4.855%, due 5/1/37	8,330,000	8,143,075
Series B
4.955%, due 5/1/38	3,000,000	2,931,641
Series C
5.382%, due 8/1/39	6,795,000	6,720,400
State of Oregon, Article XI-Q State Projects Unlimited General Obligation
Series B
5.124%, due 5/1/34	2,330,000	2,370,082
Series B
5.174%, due 5/1/35	2,000,000	2,033,548
Series B
5.304%, due 5/1/36	3,465,000	3,535,056

	Principal Amount	Value
Municipal Bonds
Oregon
State of Oregon, Article XI-Q State Projects Unlimited General Obligation
Series B
5.424%, due 5/1/37	$ 3,190,000	$ 3,266,820
State of Oregon, Housing & Community Services Department Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/56	7,250,000	7,510,460
		78,464,136
Pennsylvania 1.9%
City of Philadelphia, Water & Wastewater Revenue Bonds
Series B
2.034%, due 11/1/31	1,000,000	901,786
City of Philadelphia Unlimited General Obligation
Series B
4.846%, due 8/1/31	2,500,000	2,509,082
City of Pittsburgh Unlimited General Obligation
Series B
1.619%, due 9/1/29	1,570,000	1,442,402
Commonwealth Financing Authority, Commonwealth of Pennsylvania Revenue Bonds
Series A, Insured: AG
3.657%, due 6/1/38	2,340,000	2,063,114
Commonwealth of Pennsylvania Unlimited General Obligation
Series 1
2.05%, due 8/1/31	9,520,000	8,454,540
Erie City Water Authority Revenue Bonds
Series D, Insured: AG
1.961%, due 12/1/30	2,945,000	2,633,514
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Revenue Bonds
Series C, Insured: AG
5.362%, due 11/1/37	2,150,000	2,136,052
Pennsylvania Housing Finance Agency Revenue Bonds
Series 149-B
6.50%, due 10/1/55	1,955,000	2,067,242
Series 150-B
6.50%, due 10/1/55	2,950,000	3,122,575

	Principal Amount	Value
Municipal Bonds
Pennsylvania
Pennsylvania State University (The) Revenue Bonds
Series B
4.385%, due 9/1/30	$ 1,280,000	$ 1,271,948
Series B
4.675%, due 9/1/32	1,000,000	996,516
Series B
4.958%, due 9/1/34	1,500,000	1,504,544
Series B
5.008%, due 9/1/35	1,000,000	1,001,195
Series B
5.088%, due 9/1/36	1,725,000	1,727,143
Series B
5.308%, due 9/1/39	1,885,000	1,881,572
Reading Area Water Authority Revenue Bonds
Insured: BAM
2.952%, due 12/1/36	3,025,000	2,501,709
Redevelopment Authority of the City of Philadelphia, HOME Plan Revenue Bonds
Series A
4.652%, due 11/1/34	7,390,000	7,190,816
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue Bonds
Series C
2.629%, due 9/15/33	2,000,000	1,729,745
		45,135,495
Rhode Island 1.1%
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity Revenue Bonds
Series 85-T, Insured: GNMA
6.25%, due 10/1/53	970,000	1,005,699
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds
Series 89-T, Insured: GNMA / FNMA / FHLMC
6.25%, due 10/1/56	2,500,000	2,602,310
Rhode Island Student Loan Authority Revenue Bonds, Senior Lien
Series 1
5.146%, due 12/1/30	1,305,000	1,295,292
Series 1
5.246%, due 12/1/31	1,000,000	991,828
Series 1
5.365%, due 12/1/32	2,500,000	2,477,694
Series 1
5.465%, due 12/1/33	2,250,000	2,229,331

	Principal Amount	Value
Municipal Bonds
Rhode Island
Rhode Island Student Loan Authority Revenue Bonds, Senior Lien
Series 1
5.539%, due 12/1/34	$ 2,600,000	$ 2,575,486
Series 1
5.629%, due 12/1/35	1,900,000	1,883,279
Series 1
5.714%, due 12/1/44	5,235,000	5,056,512
Series 1
5.797%, due 12/1/33	1,400,000	1,415,976
State of Rhode Island Unlimited General Obligation
Series B
4.51%, due 5/1/30	1,150,000	1,150,325
Series B
4.561%, due 5/1/34	2,180,000	2,140,451
Series B
4.631%, due 5/1/35	500,000	489,643
		25,313,826
South Carolina 0.7%
Patriots Energy Group Financing Agency, Gas Supply Revenue Bonds
Series B-3
6.62%, due 2/1/54 (b)	2,000,000	2,116,985
South Carolina Public Service Authority Revenue Bonds
Series B, Insured: AG
4.636%, due 12/1/36	1,000,000	967,039
Series D, Insured: AG-CR
4.77%, due 12/1/45	1,750,000	1,546,146
Series C
5.01%, due 12/1/32	1,645,000	1,652,634
Series C
5.03%, due 12/1/33	1,500,000	1,501,878
South Carolina Public Service Authority, Santee Cooper Project Revenue Bonds
Series F, Insured: AG-CR
5.74%, due 1/1/30	3,032,000	3,096,668
South Carolina Student Loan Corp. Revenue Bonds
Series A
5.129%, due 12/1/36	5,150,000	5,009,752
Series A
5.567%, due 12/1/46	763,699	717,657
		16,608,759

	Principal Amount	Value
Municipal Bonds
Tennessee 0.4%
Metropolitan Government Nashville & Davidson County Sports Authority, Stadium Project Revenue Bonds
Series D
5.03%, due 7/1/30	$ 1,000,000	$ 1,018,371
Series D
5.068%, due 7/1/31	1,600,000	1,632,196
Series D
5.168%, due 7/1/33	1,550,000	1,584,727
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue Bonds
Series B
6.568%, due 7/1/37	3,080,000	3,264,822
State of Tennessee Unlimited General Obligation
Series B
1.925%, due 11/1/34	1,500,000	1,208,746
Series B
1.975%, due 11/1/35	2,000,000	1,571,223
		10,280,085
Texas 5.5%
Cities of Dallas & Fort Worth, Dallas Fort Worth International Airport Revenue Bonds
Series C
2.441%, due 11/1/32	2,000,000	1,741,505
Series C
2.741%, due 11/1/35	3,000,000	2,480,610
City of Austin, Rental Car Special Facility Revenue Bonds
Insured: AG
2.11%, due 11/15/32	3,500,000	2,974,005
City of Corpus Christi, Utility System Revenue Bonds, Junior Lien
Series B
2.166%, due 7/15/32	2,500,000	2,166,640
City of Dallas, Waterworks & Sewer System Revenue Bonds
Series B
3.648%, due 10/1/30	2,000,000	1,934,391
City of Houston, Airport System Revenue Bonds, Sub. Lien
Series C
2.485%, due 7/1/32	1,470,000	1,296,243
City of Midland Limited General Obligation
Series A
3.601%, due 3/1/31	1,420,000	1,369,586

	Principal Amount	Value
Municipal Bonds
Texas
City of San Antonio, Electric & Gas Systems Revenue Bonds
Series A
5.469%, due 2/1/45	$ 4,000,000	$ 3,873,007
Colony Community Development Corp., Nebraska Furniture Mart Texas Project Revenue Bonds
7.25%, due 10/1/42	8,785,000	8,381,245
Colony Economic Development Corp., Nebraska Furniture Mart Texas Project Revenue Bonds
7.25%, due 10/1/42	3,500,000	3,339,141
Colony Local Development Corp., Nebraska Furniture Mart Texas Project Revenue Bonds
7.50%, due 10/1/38	3,300,000	3,209,835
County of Bexar, Combined Venue Tax Revenue Bonds
Insured: AG
2.434%, due 8/15/33	1,000,000	856,202
Insured: AG
2.534%, due 8/15/34	2,805,000	2,358,892
Dallas Area Rapid Transit Revenue Bonds
Series C
1.846%, due 12/1/30	3,825,000	3,408,982
Series C
1.946%, due 12/1/31	4,230,000	3,678,620
Series C
2.046%, due 12/1/32	2,035,000	1,728,948
Series C
2.096%, due 12/1/33	1,000,000	828,079
Series B
5.999%, due 12/1/44	1,000,000	996,568
Dallas Fort Worth International Airport Revenue Bonds
Series C
2.246%, due 11/1/31	2,585,000	2,282,168
Series A
2.454%, due 11/1/29	1,000,000	935,419
Series C
2.591%, due 11/1/33	4,300,000	3,688,295
Dallas Independent School District Unlimited General Obligation
Series B, Insured: PSF-GTD
1.935%, due 8/15/30	4,875,000	4,425,215
Frisco Community Development Corp., Sales Tax Revenue Bonds
4.98%, due 2/15/36	2,935,000	2,904,731

	Principal Amount	Value
Municipal Bonds
Texas
Hidalgo County Regional Mobility Authority Revenue Bonds, Senior Lien
Series B, Insured: AG
2.082%, due 12/1/32	$ 2,400,000	$ 2,027,242
Las Varas Public Facility Corp., Central at Commerce Revenue Bonds
Series B
4.35%, due 2/1/29	4,500,000	4,462,998
Mansfield Independent School District Unlimited General Obligation
Insured: PSF-GTD
2.175%, due 2/15/36	2,000,000	1,585,157
State of Texas, Public Finance Authority Unlimited General Obligation
Series B
1.844%, due 10/1/30	4,000,000	3,606,416
2.526%, due 10/1/31	7,500,000	6,809,149
2.746%, due 10/1/33	1,000,000	880,404
4.68%, due 10/1/32	7,470,000	7,485,214
4.90%, due 10/1/35	5,100,000	5,109,566
State of Texas Unlimited General Obligation
Series B
2.624%, due 10/1/38	3,000,000	2,327,265
Series A
4.631%, due 4/1/33	1,855,000	1,814,484
4.857%, due 10/1/35	1,400,000	1,405,475
4.957%, due 10/1/36	3,250,000	3,271,113
5.157%, due 10/1/38	3,250,000	3,274,061
Series A
5.517%, due 4/1/39	4,686,546	4,664,248
State of Texas, State Water Plan Unlimited General Obligation
Series F
4.509%, due 8/1/35	2,275,000	2,231,289
Series F
4.609%, due 8/1/36	2,000,000	1,961,481
Series F
4.709%, due 8/1/37	4,735,000	4,643,205
Series F
4.809%, due 8/1/38	2,000,000	1,960,729
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Obligated Group Revenue Bonds
Insured: AG
2.901%, due 9/1/35	1,325,000	1,106,685

	Principal Amount	Value
Municipal Bonds
Texas
Texas Department of Housing & Community Affairs Revenue Bonds
Series D, Insured: GNMA
6.25%, due 9/1/53	$ 2,125,000	$ 2,191,285
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
Series A-2
5.169%, due 4/1/41	3,880,000	3,856,129
Texas State Affordable Housing Corp., Single-Family Mortgage Revenue Bonds
Series B, Insured: GNMA
6.00%, due 9/1/54	2,595,000	2,673,431
Texas Transportation Commission, Mobility Unlimited General Obligation
1.833%, due 10/1/33	2,500,000	2,050,330
		132,255,683
U.S. Virgin Islands 0.2%
Virgin Islands Water & Power Authority, Electric System Revenue Bonds
Series C, Insured: AG
6.85%, due 7/1/35	4,000,000	4,219,111
Utah 1.6%
City of Salt Lake City, Sales and Excise Tax Revenue Bonds
Series B
2.879%, due 4/1/32	3,365,000	3,072,192
County of Salt Lake, Convention Hotel Revenue Bonds
5.25%, due 10/1/34 (a)	3,610,000	3,430,717
Intermountain Power Agency Revenue Bonds
Series B
4.978%, due 7/1/31	1,030,000	1,044,886
Utah Housing Corp. Revenue Bonds
Series I, Insured: GNMA / FNMA / FHLMC
5.358%, due 1/1/37	1,180,000	1,171,405
Series I, Insured: GNMA / FNMA / FHLMC
5.408%, due 7/1/37	1,190,000	1,181,765
Series J, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/55	2,545,000	2,613,981
Series F, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	2,445,000	2,539,037
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	6,230,000	6,519,060

	Principal Amount	Value
Municipal Bonds
Utah
Utah Housing Corp. Revenue Bonds
Series I, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	$ 8,380,000	$ 8,849,071
Utah Housing Corp., Single Family Mortgage Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/56	4,000,000	4,203,953
Utah Transit Authority Revenue Bonds
2.289%, due 12/15/32	5,360,000	4,643,843
		39,269,910
Virginia 0.7%
Farmville Industrial Development Authority, Longwood University Student Housing Project Revenue Bonds
Series B
5.00%, due 1/1/34	1,935,000	1,751,598
Hampton Roads Sanitation District Revenue Bonds
Series A
2.613%, due 2/1/35	2,000,000	1,678,487
Loudoun County Economic Development Authority, Public Faiclities Revenue Bonds
Series B
4.59%, due 12/1/31	3,190,000	3,171,521
Norfolk Airport Authority, Consolidated Rental Car Facility Revenue Bonds
Series A, Insured: BAM
4.744%, due 7/1/33	1,000,000	990,172
Series A, Insured: BAM
5.067%, due 7/1/36	1,000,000	993,036
Virginia Housing Development Authority, Rental Housing Revenue Bonds
Series H
2.463%, due 9/1/34	2,585,000	2,137,471
Virginia Housing Development Authority Revenue Bonds
Series B
2.75%, due 10/25/46	6,490,765	5,663,249
		16,385,534
Washington 1.5%
County of King, Sewer Revenue Bonds
Series A
2.091%, due 7/1/34	1,880,000	1,526,456

	Principal Amount	Value
Municipal Bonds
Washington
County of King Limited General Obligation
Series C
4.932%, due 12/1/31	$ 1,600,000	$ 1,626,017
Series C
4.982%, due 12/1/32	1,650,000	1,677,240
Series C
5.112%, due 12/1/34	1,550,000	1,574,560
County of Pierce, Sewer Revenue Bonds
Series B
2.467%, due 8/1/37	1,000,000	772,631
Energy Northwest, Bonneville Power Administration Revenue Bonds
Series B
2.166%, due 7/1/32	2,740,000	2,379,247
Spokane Public Facilities District, Sales & Lodging tax Revenue Bonds
Series B
1.996%, due 12/1/30	3,050,000	2,740,467
Spokane Public Facilities District Revenue Bonds
Series A
2.596%, due 12/1/35	2,500,000	2,049,476
State of Washington Unlimited General Obligation
Series T-3
4.35%, due 8/1/32	6,000,000	5,896,101
Series T-3
4.45%, due 8/1/33	5,000,000	4,902,897
Series T-3
4.55%, due 8/1/34	7,885,000	7,722,134
Washington State Housing Finance Commission, Single-Family Program Revenue Bonds
Series 1-T, Insured: GNMA / FNMA / FHLMC
5.50%, due 12/1/53	1,590,000	1,605,510
Washington State Housing Finance Commission Revenue Bonds
Series 1-T, Insured: GNMA / FNMA / FHLMC
6.25%, due 6/1/54	2,005,000	2,073,618
		36,546,354

	Principal Amount	Value
Municipal Bonds
Wisconsin 0.1%
Public Finance Authority, PAFAF/Mid States Leasing LLC Revenue Bonds
Series B
5.678%, due 12/31/35	$ 3,200,000	$ 3,196,501
Total Municipal Bonds (Cost $2,106,612,082)		2,103,570,176
U.S. Government & Federal Agencies 0.0% ‡
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.0% ‡
FHLMC Gold Pools, 30 Year
4.00%, due 10/1/48	90,160	83,262
6.50%, due 4/1/37	14,707	15,538
		98,800
Government National Mortgage Association (Mortgage Pass-Through Security) 0.0% ‡
GNMA I, 30 Year
6.50%, due 4/15/31	28,758	29,399
Total U.S. Government & Federal Agencies (Cost $134,355)		128,199
Total Long-Term Bonds (Cost $2,322,201,942)		2,315,449,769

Short-Term Investment 2.1%
Unaffiliated Investment Company 2.1%
BNY Dreyfus Government Cash Management - Institutional Shares, 3.552% (c)	50,248,305	50,248,305
Total Short-Term Investment (Cost $50,248,305)		50,248,305
Total Investments (Cost $2,372,450,247)	99.0%	2,365,698,074
Other Assets, Less Liabilities	1.0	24,929,131
Net Assets	100.0%	$ 2,390,627,205

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2026.
(c)	Current yield as of July 31, 2026.

Futures Contracts
As of July 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(50)	September 2026	$ (5,555,334)	$ (5,485,156)	$ 70,178

1.	As of July 31, 2026, cash in the amount of $127,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SONYMA—State of New York Mortgage Agency
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 211,751,394	$ —	$ 211,751,394
Municipal Bonds	—	2,103,570,176	—	2,103,570,176
U.S. Government & Federal Agencies	—	128,199	—	128,199
Total Long-Term Bonds	—	2,315,449,769	—	2,315,449,769
Short-Term Investment
Unaffiliated Investment Company	50,248,305	—	—	50,248,305
Total Investments in Securities	50,248,305	2,315,449,769	—	2,365,698,074
Other Financial Instruments
Futures Contracts (b)	70,178	—	—	70,178
Total Investments in Securities and Other Financial Instruments	$ 50,318,483	$ 2,315,449,769	$ —	$ 2,365,768,252

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM MacKay Strategic Bond Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.7%
Asset-Backed Securities 14.9%
Automobile Asset-Backed Securities 6.6%
Ally Bank Auto Credit-Linked Notes (a)
Series 2025-B, Class F
6.942%, due 9/15/33	$ 878,933	$ 878,385
Series 2025-B, Class G
9.935%, due 9/15/33	1,712,161	1,723,798
Series 2025-A, Class G
10.219%, due 6/15/33	1,183,089	1,195,120
Series 2024-B, Class G
11.395%, due 9/15/32	557,803	569,146
Series 2024-A, Class G
12.748%, due 5/17/32	795,508	819,534
American Credit Acceptance Receivables Trust
Series 2026-3, Class D
5.49%, due 3/8/33 (a)	3,750,000	3,747,139
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2023-8A, Class D
7.52%, due 2/20/30	3,000,000	3,034,545
Series 2023-1A, Class D
7.59%, due 4/20/29	1,740,000	1,768,691
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class D
4.99%, due 11/17/31	2,825,000	2,780,815
Series 2025-4, Class D
5.41%, due 8/15/31	2,000,000	1,996,187
Series 2025-3, Class E
6.62%, due 5/17/32 (a)	4,410,000	4,354,845
Series 2026-1, Class E
6.63%, due 2/15/33 (a)	3,205,000	3,166,352
CarMax Auto Owner Trust
Series 2024-1, Class D
6.00%, due 7/15/30	1,325,000	1,341,544
CarMax Select Receivables Trust
Series 2025-B, Class D
5.33%, due 7/15/31	2,835,000	2,816,737
Series 2025-A, Class D
5.86%, due 7/15/31	1,760,000	1,775,343
CPS Auto Receivables Trust
Series 2024-C, Class E
8.04%, due 3/15/32 (a)	2,360,000	2,454,438
Exeter Automobile Receivables Trust
Series 2025-3A, Class D
5.57%, due 10/15/31	1,820,000	1,834,955
Series 2022-2A, Class E
6.34%, due 10/15/29 (a)	3,225,000	3,140,485
Series 2026-1A, Class E
6.69%, due 8/15/33 (a)	2,887,000	2,819,803

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Exeter Automobile Receivables Trust
Series 2025-4A, Class E
6.99%, due 4/15/33 (a)	$ 4,000,000	$ 3,978,358
Series 2025-5A, Class E
7.15%, due 6/15/33 (a)	3,527,000	3,520,034
Series 2026-3A, Class E
7.42%, due 7/17/34 (a)	4,835,000	4,816,260
Series 2025-1A, Class E
7.48%, due 9/15/32 (a)	3,500,000	3,599,471
Series 2025-3A, Class E
7.52%, due 12/15/32 (a)	2,535,000	2,568,955
Flagship Credit Auto Trust (a)
Series 2021-2, Class D
1.59%, due 6/15/27	272,976	272,059
Series 2021-3, Class D
1.65%, due 9/15/27	1,220,475	1,210,477
Series 2021-4, Class D
2.26%, due 12/15/27	2,071,932	2,043,054
Series 2021-2, Class E
3.16%, due 9/15/28	1,900,000	1,849,963
Series 2021-3, Class E
3.32%, due 12/15/28	2,110,000	1,819,714
Series 2022-1, Class D
3.64%, due 3/15/28	987,725	974,021
Series 2021-4, Class E
4.03%, due 3/15/29	1,010,000	616,945
Series 2020-3, Class E
4.98%, due 12/15/27	367,172	367,251
Series 2022-2, Class D
5.80%, due 4/17/28	4,430,000	3,734,782
Series 2024-3, Class E
8.83%, due 1/15/32	4,640,000	4,240,809
GLS Auto Receivables Issuer Trust (a)
Series 2026-2A, Class D
5.38%, due 1/15/32	3,910,000	3,888,381
Series 2022-2A, Class E
5.50%, due 6/15/29	3,740,000	3,746,697
Series 2022-3A, Class E
8.35%, due 10/15/29	670,000	688,123
Hertz Vehicle Financing III LLC (a)
Series 2025-6A, Class A
4.89%, due 5/25/32	3,000,000	2,932,625
Series 2025-6A, Class B
5.14%, due 5/25/32	3,450,000	3,339,274
Series 2026-1A, Class D
7.91%, due 11/25/30	3,670,000	3,647,220
Series 2025-1A, Class D
7.98%, due 9/25/29	2,000,000	2,005,028

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Hertz Vehicle Financing III LLC (a)
Series 2025-6A, Class D
8.30%, due 5/25/32	$ 2,200,000	$ 2,186,318
Series 2025-3A, Class D
8.55%, due 12/26/29	3,790,000	3,834,878
Hertz Vehicle Financing III LP (a)
Series 2021-2A, Class C
2.52%, due 12/27/27	1,314,167	1,306,140
Series 2021-2A, Class D
4.34%, due 12/27/27	2,500,000	2,480,888
Huntington Bank Auto Credit-Linked Notes (a)(b)
Series 2025-2, Class E
10.221% (SOFR 30A + 6.60%), due 9/20/33	1,328,842	928,820
Series 2024-2, Class E
11.121% (SOFR 30A + 7.50%), due 10/20/32	1,853,310	1,826,185
Series 2024-1, Class E
11.871% (SOFR 30A + 8.25%), due 5/20/32	377,189	376,222
Series 2026-1, Class E
12.271% (SOFR 30A + 8.65%), due 2/20/34	2,087,063	2,087,010
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class F
12.24%, due 12/15/33 (a)	1,074,989	1,118,416
Santander Drive Auto Receivables Trust
Series 2026-1, Class D
4.75%, due 4/15/32	3,350,000	3,278,396
Truist Bank Auto Credit-Linked Notes
Series 2025-1, Class D
9.685%, due 9/26/33 (a)	1,523,573	1,536,221
		119,036,857
Home Equity Asset-Backed Securities 0.6%
J.P. Morgan Mortgage Trust
Series 2026-ACES1, Class M1
5.609%, due 4/25/66 (a)(c)	8,830,000	8,664,662
RCKT Mortgage Trust
Series 2024-CES5, Class A1A
5.846%, due 8/25/44 (a)(d)	1,854,246	1,857,589
		10,522,251
Other Asset-Backed Securities 7.7%
720 East CLO IV Ltd.
Series 2024-1A, Class D1R
6.572% (3 Month SOFR + 2.90%), due 7/15/39 (a)(b)	1,650,000	1,645,121
AGL CLO 17 Ltd.
Series 2022-17A, Class BR
5.134% (3 Month SOFR + 1.40%), due 1/21/35 (a)(b)	2,550,000	2,551,895

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
AGL CLO 26 Ltd.
Series 2023-26A, Class D1R
6.634% (3 Month SOFR + 2.90%), due 10/21/38 (a)(b)	$ 1,700,000	$ 1,688,697
American Airlines Pass-Through Trust
Series 2019-1, Class B
3.85%, due 2/15/28	458,884	449,653
Series 2021-1, Class B
3.95%, due 7/11/30	780,800	741,812
Series 2016-1, Class A
4.10%, due 1/15/28	668,566	656,086
Antares CLO Ltd.
Series 2026-1A, Class B
5.479% (3 Month SOFR + 1.75%), due 4/20/39 (a)(b)	2,400,000	2,384,666
Apex Credit CLO Ltd. (a)(b)
Series 2022-1A, Class D1R
7.233% (3 Month SOFR + 3.50%), due 10/22/38	1,900,000	1,881,469
Series 2022-1A, Class ER
11.553% (3 Month SOFR + 7.82%), due 10/22/38	500,000	425,866
Aquarian CLO 1 Ltd.
Series 1A, Class D1
6.999% (3 Month SOFR + 3.15%), due 7/20/39 (a)(b)	2,240,000	2,249,269
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
5.479% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	850,000	850,029
Arini US CLO VII Ltd.
Series 7A, Class D
6.351% (3 Month SOFR + 2.60%), due 7/15/39 (a)(b)	1,900,000	1,899,645
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
6.684% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	800,000	776,318
Bayfront Labs VII Pte. Ltd.
Series 7A, Class A
4.94% (SOFR + 1.28%), due 4/11/48 (a)(b)	3,084,646	3,087,956
BCC Middle Market CLO LLC (a)(b)
Series 2025-1A, Class A1
5.37% (3 Month SOFR + 1.62%), due 7/17/37	1,640,000	1,636,266
Series 2023-1A, Class DR
6.979% (3 Month SOFR + 3.25%), due 7/20/37	1,750,000	1,734,805
Benefit Street Partners CLO XXII Ltd.
Series 2020-22AR, Class D2R3
7.928%, due 7/20/39 (a)	2,000,000	2,000,140
Benefit Street Partners CLO XXXII Ltd.
Series 2023-32A, Class AR
5.02% (3 Month SOFR + 1.21%), due 10/25/38 (a)(b)	1,000,000	1,001,867
Blackrock Rainier CLO VI Ltd.
Series 2021-6A, Class A1R
5.279% (3 Month SOFR + 1.55%), due 4/20/37 (a)(b)	1,200,000	1,202,465

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
BXDL Static CLO LLC (a)(b)
Series 2025-1A, Class A1
5.029% (3 Month SOFR + 1.30%), due 7/20/35	$ 1,586,481	$ 1,585,845
Series 2025-1A, Class C
5.929% (3 Month SOFR + 2.20%), due 7/20/35	2,000,000	1,996,000
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	2,288,019	1,788,227
Series 2021-1A, Class B1
1.98%, due 3/15/61	1,149,786	674,348
Series 2020-1, Class A2
1.99%, due 7/15/60	1,473,308	1,211,809
Series 2020-1, Class B1
2.28%, due 7/15/60	2,122,707	1,276,889
Series 2020-1, Class B2
2.60%, due 7/15/60	2,428,520	1,509,347
Consolidated Communications LLC (a)
Series 2025-4A, Class A2
5.522%, due 12/20/55	2,225,000	2,223,328
Series 2026-1A, Class C
7.03%, due 3/20/56	3,500,000	3,442,801
DataBank Issuer II LLC
Series 2025-1A, Class A2
5.18%, due 9/27/55 (a)	1,255,000	1,208,297
FirstKey Homes Trust
Series 2022-SFR2, Class C
4.50%, due 7/17/39 (a)	2,566,937	2,539,718
Flexential Issuer LLC
Series 2025-1A, Class C
8.54%, due 10/25/60 (a)	4,045,000	3,982,935
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.304% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	1,175,000	1,171,479
Golub Capital CLO 86B Ltd.
Series 2026-86A, Class C
5.358% (3 Month SOFR + 1.70%), due 1/25/39 (a)(b)	2,000,000	1,996,042
Golub Capital Partners CLO 67M Ltd.
Series 2023-67A, Class CR
5.848% (3 Month SOFR + 2.20%), due 5/9/36 (a)(b)	1,800,000	1,791,185
Golub Capital Partners CLO 78M Ltd.
Series 2025-78A, Class A1
5.114% (3 Month SOFR + 1.38%), due 4/21/39 (a)(b)	1,550,000	1,541,821
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	700,122	692,521
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.353% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	800,000	800,393

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Kinetic ABS Issuer LLC (a)
Series 2026-1A, Class B
5.561%, due 2/25/56	$ 3,250,000	$ 3,184,852
Series 2026-1A, Class C
7.653%, due 2/25/56	3,500,000	3,524,168
Kohlberg Credit CLO LLC
Series 2026-1A, Class A
5.206% (3 Month SOFR + 1.48%), due 4/15/38 (a)(b)	2,700,000	2,679,923
Madison Park Funding XXXVIII Ltd.
Series 2021-38A, Class A1R
4.99% (3 Month SOFR + 1.24%), due 10/17/38 (a)(b)	1,000,000	999,566
Magnetite 50 Ltd.
Series 2025-50A, Class A1
5.09% (3 Month SOFR + 1.28%), due 7/25/38 (a)(b)	2,450,000	2,455,292
Marathon CLO Ltd.
Series 2021-16A, Class A2R
5.303% (3 Month SOFR + 1.55%), due 4/15/34 (a)(b)	2,200,000	2,200,244
MFIC Bethesda CLO LLC
Series 1A, Class A2R
5.402% (3 Month SOFR + 1.65%), due 10/23/37 (a)(b)	2,000,000	2,000,256
Monroe Capital ABS Funding II Ltd.
Series 2023-1A, Class A1R
6.77%, due 7/22/34 (a)	1,533,542	1,517,826
Monroe Capital MML CLO XVIII Ltd.
Series 2026-1A, Class C
6.503% (3 Month SOFR + 2.75%), due 4/15/38 (a)(b)	2,500,000	2,509,280
Navient Private Education Refi Loan Trust (a)
Series 2020-GA, Class B
2.50%, due 9/16/69	1,145,000	953,323
Series 2020-HA, Class B
2.78%, due 1/15/69	1,820,000	1,562,535
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	3,945,000	2,290,566
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.099% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	1,100,000	1,101,435
Owl Rock CLO XX LLC
Series 2024-20A, Class C
5.875% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	1,000,000	986,941
Palmer Square CLO Ltd.
Series 2026-2A, Class D
6.198% (3 Month SOFR + 2.45%), due 7/20/39 (a)(b)	1,950,000	1,955,764
Point Broadband Funding LLC
Series 2025-1A, Class C
8.156%, due 7/20/55 (a)	3,465,000	3,515,437

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Progress Residential Trust
Series 2025-SFR4, Class C
5.05%, due 8/17/42 (a)	$ 2,793,323	$ 2,710,325
RAD CLO 25 Ltd.
Series 2024-25A, Class A1
5.189% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	600,000	601,038
Regatta XXII Funding Ltd.
Series 2022-2A, Class A1R2
5.013% (3 Month SOFR + 1.26%), due 1/15/39 (a)(b)	3,500,000	3,501,043
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A
5.00%, due 9/15/48 (a)	3,215,000	3,172,225
RIN V LLC
Series 2023-2A, Class A1R
5.081% (3 Month SOFR + 1.34%), due 10/14/36 (a)(b)	3,000,000	3,000,240
RIN XIII LLC
Series 2026-1A, Class A1
5.043% (3 Month SOFR + 1.29%), due 4/15/39 (a)(b)	2,500,000	2,501,305
Shentel Issuer LLC
Series 2025-1A, Class A2
5.64%, due 12/20/55 (a)	4,355,000	4,360,349
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.129% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	900,000	900,446
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
5.703% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	800,000	801,810
Sixth Street CLO XIV Ltd.
Series 2019-14A, Class A1R2
4.884% (3 Month SOFR + 1.15%), due 1/20/38 (a)(b)	2,400,000	2,395,778
Subway Funding LLC
Series 2024-1A, Class A2I
6.028%, due 7/30/54 (a)	2,947,500	2,953,603
Switch ABS Issuer LLC
Series 2025-2A, Class B
6.244%, due 10/25/55 (a)	2,430,000	2,347,409
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	452,471	457,029
Uniti Fiber ABS Issuer LLC
Series 2025-2A, Class C
7.834%, due 1/20/56 (a)	4,980,000	5,037,958
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2
2.165%, due 10/15/46 (a)	3,000,000	2,984,287
Vertical Bridge CC LLC
Series 2025-1A, Class D
9.383%, due 8/16/55 (a)	2,250,000	2,297,064

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Zayo Issuer LLC
Series 2026-1A, Class C
7.784%, due 4/20/56 (a)	$ 5,000,000	$ 5,024,241
		138,780,568
Total Asset-Backed Securities (Cost $273,266,756)		268,339,676
Corporate Bonds 30.7%
Aerospace & Defense 0.3%
Moog, Inc.
5.50%, due 10/15/34 (a)	5,395,000	5,219,261
Agriculture 0.1%
MHP Lux SA
10.50%, due 7/28/29 (a)	898,000	933,905
Airlines 1.0%
American Airlines, Inc.
5.75%, due 4/20/29 (a)	2,245,833	2,233,483
Avianca Midco 2 plc
9.50%, due 1/28/31 (a)	827,000	772,412
Series Reg S
9.625%, due 2/14/30 (e)	3,400,000	3,284,128
Azul Secured Finance LLP
9.875%, due 2/15/31 (a)	2,922,000	2,702,850
Series Reg S
9.875%, due 2/15/31	1,000,000	925,000
Delta Air Lines, Inc.
4.75%, due 10/20/28 (a)	1,998,750	1,995,317
Grupo Aeromexico SAB de CV
Series Reg S
8.25%, due 11/15/29	1,114,000	1,121,219
8.625%, due 11/15/31 (a)	450,000	453,375
Series Reg S
8.625%, due 11/15/31	286,000	288,145
Pegasus Hava Tasimaciligi A/S
Series Reg S
8.00%, due 9/11/31 (e)	4,350,000	4,303,019
		18,078,948
Auto Manufacturers 0.5%
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	1,295,000	1,284,909
6.054%, due 11/5/31	590,000	593,375
6.80%, due 5/12/28	2,105,000	2,159,195
7.20%, due 6/10/30	625,000	653,985

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
Nissan Motor Acceptance Co. LLC (a)
1.85%, due 9/16/26	$ 3,610,000	$ 3,595,457
7.05%, due 9/15/28 (e)	975,000	994,894
		9,281,815
Auto Parts & Equipment 0.5%
American Axle & Manufacturing, Inc.
6.375%, due 10/15/32 (a)	4,975,000	4,948,444
Garrett Motion Holdings, Inc.
7.75%, due 5/31/32 (a)	2,735,000	2,842,888
Goodyear Tire & Rubber Co. (The)
6.625%, due 7/15/30	1,880,000	1,817,876
		9,609,208
Banks 3.6%
Akbank TAS (b)
7.95% (5 Year Treasury Constant Maturity Rate + 4.221%), due 2/19/31 (a)(f)	1,240,000	1,191,645
8.25% (5 Year Treasury Constant Maturity Rate + 3.993%), due 12/8/36 (a)	600,000	600,858
Series Reg S
9.369% (5 Year Treasury Constant Maturity Rate + 5.27%), due 3/14/29 (f)	1,100,000	1,113,363
Banco Santander SA
2.749%, due 12/3/30	1,000,000	901,091
4.175% (1 Year Treasury Constant Maturity Rate + 2.00%), due 3/24/28 (b)	2,400,000	2,392,095
Bank of Georgia JSC
Series Reg S
9.50% (5 Year SOFR + 5.618%), due 7/16/29 (b)(f)	1,150,000	1,208,160
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(f)	3,985,000	3,872,654
4.521%, due 2/24/32 (g)	1,075,000	1,038,922
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29 (b)(f)	900,000	946,825
BNP Paribas SA (a)
3.052%, due 1/13/31 (g)	1,605,000	1,498,950
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(f)	1,315,000	1,307,478
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(f)	1,610,000	1,471,022
BPCE SA
4.76%, due 1/13/32 (a)(g)	2,160,000	2,109,296
Citizens Financial Group, Inc.
5.299% (5 Year Treasury Constant Maturity Rate + 1.45%), due 1/29/36 (b)	3,620,000	3,543,974
Deutsche Bank AG
3.035%, due 5/28/32 (g)	460,000	414,304
4.875% (5 Year USD Interest Rate Swap + 2.553%), due 12/1/32 (b)	3,390,000	3,365,141
First Horizon Bank
5.75%, due 5/1/30	1,673,000	1,682,657
Huntington Bancshares, Inc.
5.605% (5 Year Treasury Constant Maturity Rate + 1.35%), due 1/28/41 (b)	2,030,000	1,945,912
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)	3,430,000	3,216,533

	Principal Amount	Value
Corporate Bonds
Banks
M&T Bank Corp.
5.295% (5 Year Treasury Constant Maturity Rate + 1.38%), due 4/18/36 (b)	$ 4,010,000	$ 3,938,713
Morgan Stanley (g)
2.484%, due 9/16/36	2,170,000	1,862,442
2.511%, due 10/20/32	3,225,000	2,819,262
NatWest Group plc
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (b)(f)	2,650,000	2,432,695
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (g)	1,315,000	1,345,619
Societe Generale SA
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (a)(b)(f)	4,350,000	4,131,121
Standard Chartered plc
2.678% (1 Year Treasury Constant Maturity Rate + 1.20%), due 6/29/32 (a)(b)	4,025,000	3,568,511
Turkiye Is Bankasi A/S
7.375% (5 Year Treasury Constant Maturity Rate + 3.629%), due 4/2/36 (a)(b)	1,600,000	1,555,754
UBS Group AG
3.091%, due 5/14/32 (a)(g)	885,000	803,659
USB Realty Corp.
5.162% (3 Month SOFR + 1.409%), due 1/15/27 (a)(b)(f)	2,590,000	2,316,901
Valley National Bancorp
6.219%, due 6/1/36 (g)	4,460,000	4,413,379
Wells Fargo & Co.
3.35%, due 3/2/33 (g)	2,330,000	2,119,300
		65,128,236
Building Materials 0.8%
AmeriTex HoldCo Intermediate LLC
7.625%, due 8/15/33 (a)	2,365,000	2,434,933
Cimko Cimento ve Beton Sanayi ve Ticaret A/S
10.75%, due 5/21/30 (a)	1,450,000	1,522,540
Series Reg S
10.75%, due 5/21/30	1,250,000	1,312,535
EMRLD Borrower LP
6.75%, due 7/15/31 (a)	3,160,000	3,241,003
Miter Brands Acquisition Holdco, Inc.
6.75%, due 4/1/32 (a)	2,500,000	2,461,491
MIWD Holdco II LLC
5.50%, due 2/1/30 (a)(e)	3,305,000	3,058,591
		14,031,093
Chemicals 0.8%
Huntsman International LLC
4.50%, due 5/1/29	2,975,000	2,863,343
ICL Group Ltd.
Series Reg S
6.036%, due 6/16/36 (a)	2,450,000	2,414,987
Innophos Holdings, Inc.
11.50%, due 6/15/29 (a)(e)	2,020,000	1,898,800

	Principal Amount	Value
Corporate Bonds
Chemicals
Sasol Financing USA LLC
8.75%, due 4/10/33 (a)	$ 990,000	$ 1,032,075
SCIH Salt Holdings, Inc.
6.625%, due 8/15/31 (a)	1,505,000	1,504,730
Stonepeak Motion Holdco Ltd.
6.125%, due 7/15/33 (a)	4,795,000	4,770,586
		14,484,521
Commercial Services 0.8%
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	1,640,000	1,593,874
DP World Ltd.
Series Reg S
5.625%, due 9/25/48	4,068,000	3,556,858
Kaspi.kz JSC
Series Reg S
6.25%, due 3/26/30	2,550,000	2,566,249
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	4,580,000	4,547,343
Valvoline, Inc.
3.625%, due 6/15/31 (a)(e)	3,185,000	2,903,368
		15,167,692
Cosmetics & Personal Care 0.1%
Coty, Inc.
4.75%, due 1/15/29 (a)	2,020,000	1,983,586
Diversified Financial Services 1.9%
Ally Financial, Inc. (b)(f)
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28	1,315,000	1,270,569
Series D
7.10% (5 Year Treasury Constant Maturity Rate + 3.148%), due 8/15/31	970,000	975,513
Avolon Holdings Funding Ltd. (a)
3.25%, due 2/15/27	2,125,000	2,110,150
4.70%, due 1/30/31	1,975,000	1,923,293
4.85%, due 4/1/33	5,000,000	4,771,317
5.75%, due 11/15/29	1,575,000	1,600,539
Bread Financial Holdings, Inc. (a)
6.75%, due 5/15/31	4,620,000	4,709,868
8.375% (5 Year Treasury Constant Maturity Rate + 4.30%), due 6/15/35 (b)	1,630,000	1,687,187
Capital One Financial Corp.
4.722%, due 1/30/32 (g)	2,420,000	2,366,438
Macquarie Airfinance Holdings Ltd.
6.40%, due 3/26/29 (a)	1,610,000	1,652,630
OneMain Finance Corp.
6.75%, due 3/15/32	2,930,000	2,915,802

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Synchrony Financial
6.276%, due 7/31/37 (g)	$ 3,200,000	$ 3,199,152
Series C
7.25% (5 Year Treasury Constant Maturity Rate + 3.078%), due 8/15/31 (b)(f)	2,175,000	2,139,226
VFH Parent LLC
7.50%, due 6/15/31 (a)	3,130,000	3,245,607
		34,567,291
Electric 2.8%
AEP Texas, Inc.
4.70%, due 5/15/32	1,175,000	1,148,944
AES Andes SA
Series Reg S
8.15% (5 Year Treasury Constant Maturity Rate + 3.835%), due 6/10/55 (b)(e)	950,000	995,505
Alpha Generation LLC
6.75%, due 10/15/32 (a)	3,035,000	3,061,459
Aydem Yenilenebilir Enerji A/S
9.875%, due 9/30/30 (a)	2,161,000	2,131,142
Clearway Energy Operating LLC
5.75%, due 1/15/34 (a)	3,010,000	2,902,395
Edison International (b)
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54	925,000	954,563
8.125% (5 Year Treasury Constant Maturity Rate + 3.864%), due 6/15/53	2,870,000	2,936,274
Emera US Finance LLC
Series A
6.65% (5 Year Treasury Constant Maturity Rate + 2.866%), due 10/1/56 (b)	3,430,000	3,445,414
EnfraGen Energia Sur SA
Series Reg S
5.375%, due 12/30/30 (e)	957,777	900,818
5.375%, due 12/30/30 (a)	1,275,407	1,199,558
Generadora de Gatun SA
6.874%, due 9/30/44 (a)(e)	1,400,000	1,402,804
IPALCO Enterprises, Inc.
5.75%, due 4/1/34	1,485,000	1,451,074
Kentucky Power Co.
7.00%, due 11/15/33 (a)	1,630,000	1,730,450
NRG Energy, Inc. (a)
5.875%, due 5/15/34	1,850,000	1,816,145
6.125%, due 5/15/36	1,850,000	1,826,145
Ohio Power Co.
Series R
2.90%, due 10/1/51	955,000	554,093
Pacific Gas and Electric Co.
3.50%, due 8/1/50	1,855,000	1,186,729
PacifiCorp
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55 (b)	305,000	303,349
ReNew Treasury IFSC Pvt. Ltd.
6.50%, due 2/2/31 (a)	814,000	805,445

	Principal Amount	Value
Corporate Bonds
Electric
Sempra
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	$ 2,150,000	$ 2,133,533
Southern Co. (The)
6.00% (5 Year Treasury Constant Maturity Rate + 1.993%), due 4/1/58 (b)	3,745,000	3,707,116
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	1,550,000	1,600,978
VoltaGrid LLC
7.375%, due 11/1/30 (a)	2,325,000	2,336,557
XPLR Infrastructure Operating Partners LP (a)(e)
7.25%, due 1/15/29	2,990,000	3,083,550
8.375%, due 1/15/31	2,730,000	2,901,518
Zorlu Enerji Elektrik Uretim A/S
Series Reg S
11.00%, due 4/23/30	5,304,000	3,938,604
		50,454,162
Electrical Components & Equipment 0.2%
Energizer Holdings, Inc.
6.00%, due 9/15/33 (a)(e)	2,940,000	2,785,930
Engineering & Construction 0.1%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, due 6/30/34 (a)	1,218,000	1,247,329
Entertainment 0.2%
Penn Entertainment, Inc.
6.75%, due 4/1/31 (a)(e)	3,190,000	3,201,529
Food 0.8%
Albertsons Cos., Inc. (a)
5.625%, due 3/31/32	1,910,000	1,816,796
5.75%, due 3/31/34	1,910,000	1,775,807
J&F Luxembourg Finance SARL
8.50%, due 12/1/32 (a)	2,200,000	2,191,750
JBS NV
6.375%, due 2/25/55	3,435,000	3,259,089
Post Holdings, Inc. (a)
4.50%, due 9/15/31	2,340,000	2,168,682
4.625%, due 4/15/30	1,054,000	1,015,271
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	1,520,000	1,380,800
		13,608,195
Gas 0.2%
AmeriGas Partners LP (a)
6.875%, due 6/1/31	1,185,000	1,203,355
9.375%, due 6/1/28	543,000	555,143

	Principal Amount	Value
Corporate Bonds
Gas
National Fuel Gas Co.
2.95%, due 3/1/31	$ 1,695,000	$ 1,536,056
		3,294,554
Healthcare-Services 0.5%
Global Medical Response, Inc.
7.375%, due 10/1/32 (a)	2,500,000	2,544,053
Molina Healthcare, Inc.
6.50%, due 2/15/31 (a)	3,020,000	3,047,769
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	3,810,000	3,972,535
		9,564,357
Housewares 0.3%
Newell Brands, Inc.
8.50%, due 6/1/28 (a)	4,855,000	5,067,333
Insurance 0.5%
Allianz SE
6.50% (5 Year Treasury Constant Maturity Rate + 2.233%), due 10/30/34 (a)(b)(f)	2,200,000	2,182,994
Lincoln National Corp.
6.268% (3 Month SOFR + 2.619%), due 5/17/66 (b)	3,537,000	3,067,517
Prudential Financial, Inc.
4.50%, due 9/15/47 (g)	2,890,000	2,853,631
		8,104,142
Internet 0.8%
Prosus NV
Series Reg S
4.987%, due 1/19/52	4,295,000	3,301,270
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	4,160,000	4,516,805
Wayfair LLC
6.75%, due 11/15/32 (a)	6,710,000	6,830,847
		14,648,922
Investment Companies 0.3%
GACI First Investment Co.
Series Reg S
5.25%, due 1/29/34	2,645,000	2,589,558
Series Reg S
5.375%, due 1/29/54	3,256,000	2,741,363
		5,330,921
Iron & Steel 0.4%
Eregli Demir ve Celik Fabrikalari TAS
8.375%, due 7/23/29 (a)	2,110,000	2,179,626

	Principal Amount	Value
Corporate Bonds
Iron & Steel
Mineral Resources Ltd. (a)
6.00%, due 5/1/32	$ 3,205,000	$ 3,146,139
7.00%, due 4/1/31	1,105,000	1,137,120
		6,462,885
Leisure Time 0.6%
Carnival Corp. Ltd.
5.75%, due 8/1/32 (a)	3,140,000	3,111,061
NCL Corp. Ltd.
6.75%, due 2/1/32 (a)	5,860,000	5,743,757
NCL Finance Ltd.
6.125%, due 3/15/28 (a)	2,095,000	2,107,390
		10,962,208
Lodging 0.8%
Fortune Star BVI Ltd.
Series Reg S
8.50%, due 5/19/28	2,600,000	2,644,886
Las Vegas Sands Corp.
5.625%, due 6/15/28	2,735,000	2,759,799
6.00%, due 8/15/29	4,950,000	5,050,319
Melco Resorts Finance Ltd.
Series Reg S
5.625%, due 7/17/27	1,300,000	1,296,911
6.50%, due 9/24/33 (a)	800,000	772,434
Studio City Finance Ltd.
6.50%, due 1/15/28 (a)	1,770,000	1,764,667
Series Reg S
6.50%, due 1/15/28	560,000	558,313
		14,847,329
Machinery—Construction & Mining 0.2%
Terex Corp.
6.25%, due 10/15/32 (a)	4,375,000	4,390,702
Media 0.6%
CCO Holdings LLC
4.50%, due 8/15/30 (a)	4,630,000	4,224,423
Charter Communications Operating LLC
6.10%, due 6/1/29	1,470,000	1,491,881
Paramount Global
4.95%, due 1/15/31	2,675,000	2,451,375
Univision Communications, Inc.
4.50%, due 5/1/29 (a)	3,450,000	3,266,980
		11,434,659

	Principal Amount	Value
Corporate Bonds
Mining 1.0%
Compass Minerals International, Inc.
8.00%, due 7/1/30 (a)	$ 2,840,000	$ 2,966,686
Freeport Indonesia PT
Series Reg S
5.315%, due 4/14/32	2,950,000	2,885,772
Series Reg S
6.20%, due 4/14/52	2,845,000	2,641,488
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	1,075,000	1,102,261
Vedanta Resources Finance II plc
7.375%, due 7/13/34 (a)	4,829,000	4,805,343
WE Soda Investments Holding plc
9.375%, due 2/14/31 (a)	2,210,000	2,149,943
Series Reg S
9.375%, due 2/14/31	1,245,000	1,211,167
Series Reg S
9.50%, due 10/6/28	500,000	503,091
		18,265,751
Miscellaneous—Manufacturing 0.1%
Textron Financial Corp.
5.648% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	2,140,000	1,948,543
Oil & Gas 2.1%
ADNOC Murban RSC Ltd.
Series Reg S
5.125%, due 9/11/54	3,215,000	2,737,718
Azule Energy Finance plc
8.125%, due 1/23/30 (a)	647,000	656,961
Series Reg S
8.125%, due 1/23/30	500,000	507,698
8.625%, due 1/22/33 (a)	1,073,000	1,097,227
California Resources Corp.
7.25%, due 1/15/35 (a)	3,330,000	3,290,300
CNX Resources Corp.
5.875%, due 3/1/34 (a)	2,015,000	1,952,220
Comstock Resources, Inc.
6.75%, due 3/1/29 (a)	3,845,000	3,786,705
Energean Israel Finance Ltd.
Series Reg S
5.375%, due 3/30/28 (a)(e)	1,655,000	1,639,669
KazMunayGas National Co. JSC
Series Reg S
5.375%, due 4/24/30	1,339,000	1,335,664
Kosmos Energy Ltd.
Series Reg S
7.50%, due 3/1/28	1,550,000	1,528,778

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Matador Resources Co.
6.00%, due 4/15/34 (a)	$ 3,770,000	$ 3,646,290
SM Energy Co. (a)
6.625%, due 4/15/34	1,720,000	1,709,381
6.75%, due 8/1/29	2,100,000	2,130,469
Sunoco LP (a)
5.375%, due 7/15/31	2,075,000	2,035,376
5.625%, due 7/15/34	2,075,000	2,006,219
Transocean International Ltd.
8.75%, due 2/15/30 (a)	1,494,500	1,552,273
Tullow Holdco 2 Ltd.
Series Reg S
15.00% (4.75% PIK), due 11/15/28 (h)	3,716,441	3,747,055
Valaris Ltd.
8.375%, due 4/30/30 (a)	2,490,000	2,577,900
		37,937,903
Oil & Gas Services 0.3%
SESI LLC
7.875%, due 9/30/30 (a)	2,350,000	2,377,790
Yinson Boronia Production BV
Series Reg S
8.947%, due 7/31/42	1,889,490	2,081,955
		4,459,745
Packaging & Containers 0.5%
Cascades, Inc.
6.75%, due 7/15/30 (a)	3,000,000	3,047,610
Clydesdale Acquisition Holdings, Inc.
6.75%, due 4/15/32 (a)	4,360,000	4,152,037
Sword Purchaser LLC
8.25%, due 4/15/33 (a)	850,000	869,410
		8,069,057
Pipelines 1.2%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,710,000	1,434,615
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	4,390,000	4,208,138
DCP Midstream Operating LP
3.25%, due 2/15/32	3,090,000	2,810,864
Delek Logistics Partners LP
6.875%, due 6/1/34 (a)	5,190,000	5,214,980
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 8/17/26 (b)(f)	2,520,000	2,519,394
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,490,000	2,281,749

	Principal Amount	Value
Corporate Bonds
Pipelines
Plains All American Pipeline LP
3.80%, due 9/15/30	$ 1,040,000	$ 992,490
Western Midstream Operating LP
5.25%, due 2/1/50 (d)	1,800,000	1,497,487
		20,959,717
Real Estate 1.0%
Alpha Star Holding IX Ltd.
Series Reg S
7.00%, due 8/26/28	1,250,000	1,221,170
Alpha Star Holding VIII Ltd.
Series Reg S
8.375%, due 4/12/27	2,500,000	2,500,190
Arabian Centres Sukuk III Ltd.
Series Reg S
9.50%, due 3/6/29	1,850,000	1,854,072
Dar Al-Arkan Sukuk Co. Ltd.
Series Reg S
6.875%, due 2/26/27	1,450,000	1,445,696
MAF Global Securities Ltd. (b)(f)
Series Reg S
5.748% (5 Year Treasury Constant Maturity Rate + 2.052%), due 11/20/30	780,000	727,023
Series Reg S
7.875% (5 Year Treasury Constant Maturity Rate + 4.893%), due 6/30/27	3,200,000	3,207,825
Omniyat Sukuk 1 Ltd.
Series Reg S
8.375%, due 5/6/28 (e)	4,300,000	4,130,664
Sobha Sukuk I Holding Ltd.
Series Reg S
7.996%, due 2/19/29	2,420,000	2,316,825
Sobha Sukuk Ltd.
Series Reg S
8.75%, due 7/17/28	400,000	392,573
		17,796,038
Real Estate Investment Trusts 1.0%
Fibra SOMA Trust
7.125%, due 5/28/36 (a)	2,880,000	2,822,400
GLP Capital LP
5.625%, due 3/1/36	3,850,000	3,691,529
MPT Operating Partnership LP
8.50%, due 2/15/32 (a)	1,600,000	1,626,096
Park Intermediate Holdings LLC
5.875%, due 10/1/28 (a)	4,305,000	4,299,194
Starwood Property Trust, Inc. (a)
6.00%, due 4/15/30	1,625,000	1,629,176
6.125%, due 6/1/31	1,100,000	1,097,396

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
Trust 2401
7.70%, due 1/23/32 (a)	$ 1,731,000	$ 1,829,528
		16,995,319
Retail 1.4%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	2,290,000	2,366,112
AutoNation, Inc.
4.75%, due 6/1/30	1,116,000	1,099,215
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	6,025,000	6,122,400
El Puerto de Liverpool SAB de CV
5.75%, due 2/10/38 (a)	1,500,000	1,406,250
6.658%, due 1/22/37 (a)	681,000	695,471
Series Reg S
6.658%, due 1/22/37	300,000	306,375
Macy's Retail Holdings LLC (a)
6.125%, due 3/15/32	245,000	245,732
7.375%, due 8/1/33 (e)	3,400,000	3,538,008
PetSmart LLC
7.50%, due 9/15/32 (a)	3,750,000	3,789,030
Sally Holdings LLC
6.75%, due 4/1/32 (e)	765,000	779,489
Victoria's Secret & Co.
4.625%, due 7/15/29 (a)(e)	3,070,000	2,981,605
Victra Holdings LLC
8.75%, due 9/15/29 (a)(e)	2,135,000	2,174,329
		25,504,016
Software 0.6%
AthenaHealth Group, Inc.
7.50%, due 2/15/32 (a)	1,520,000	1,558,334
Cloud Software Group LLC (a)
6.50%, due 3/31/29	1,720,000	1,680,721
8.25%, due 6/30/32	2,135,000	2,019,684
Oracle Corp.
5.35%, due 5/4/33	2,575,000	2,419,797
Salesforce, Inc.
5.55%, due 3/15/36	3,740,000	3,646,987
		11,325,523
Telecommunications 1.7%
AT&T, Inc.
3.50%, due 9/15/53	1,485,000	897,050
6.00%, due 4/30/56	2,295,000	2,061,231
Axian Telecom Holding & Management plc
7.25%, due 7/11/30 (a)	1,860,000	1,875,159

	Principal Amount	Value
Corporate Bonds
Telecommunications
Digicel International Finance Ltd.
Series Reg S
8.625%, due 8/1/32	$ 2,500,000	$ 2,581,580
Iliad Holding SAS
8.50%, due 4/15/31 (a)	3,770,000	3,965,667
Silk Road Group Holding LLC
Series Reg S
7.50%, due 9/15/30	2,350,000	2,342,771
SV RNO Property Owner 1 LLC
5.875%, due 3/1/31 (a)	3,300,000	3,064,366
Total Play Telecomunicaciones SA de CV
Series Reg S
10.50%, due 12/31/28	1,035,000	1,057,253
Series Reg S
11.125%, due 12/31/32	2,200,000	2,150,214
Verizon Communications, Inc.
6.20% (5 Year Treasury Constant Maturity Rate + 2.042%), due 5/14/56 (b)	4,485,000	4,389,265
Windstream Services LLC
8.25%, due 10/1/31 (a)(e)	2,705,000	2,815,983
WULF Compute LLC
7.75%, due 10/15/30 (a)	3,730,000	3,875,347
		31,075,886
Transportation 0.1%
Danaos Corp.
6.875%, due 10/15/32 (a)	1,720,000	1,757,202
Yinson Bergenia Production BV
8.498%, due 1/31/45 (a)	690,690	740,689
		2,497,891
Total Corporate Bonds (Cost $559,262,621)		550,726,102
Foreign Government Bonds 5.4%
Angola 0.1%
Angola Government Bond
9.375%, due 3/31/33 (a)	1,160,000	1,195,306
Argentina 0.8%
Argentina Government Bond
1.00%, due 7/9/29	1,998,000	1,787,211
3.50%, due 7/9/41 (d)	2,268,000	1,676,052
4.125%, due 7/9/35 (d)	2,750,030	2,173,899
Province of Santa Fe
8.10%, due 12/11/34 (a)	2,440,000	2,433,900
Provincia de Cordoba
8.60%, due 2/3/35 (a)	1,580,000	1,569,731

	Principal Amount	Value
Foreign Government Bonds
Argentina
Provincia del Chubut Argentina
9.45%, due 4/29/36 (a)	$ 1,525,000	$ 1,619,123
YPF SA
8.25%, due 1/17/34 (a)	2,500,000	2,633,588
		13,893,504
Bahamas 0.2%
Bahamas Government Bond
8.25%, due 6/24/36 (a)	1,250,000	1,380,837
Series Reg S
8.25%, due 6/24/36	1,825,000	2,016,023
		3,396,860
Chile 0.3%
Corp. Nacional del Cobre de Chile
6.33%, due 1/13/35 (a)	1,600,000	1,640,640
6.44%, due 1/26/36 (a)	1,675,000	1,739,372
Series Reg S
6.44%, due 1/26/36	520,000	539,984
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	1,549,000	1,405,940
		5,325,936
Colombia 0.2%
Colombia Government Bond
7.75%, due 11/7/36	1,425,000	1,521,544
Ecopetrol SA
5.875%, due 5/28/45	3,530,000	2,802,369
		4,323,913
Costa Rica 0.1%
Costa Rica Government Bond
Series Reg S
7.00%, due 4/4/44	1,950,000	2,049,450
Cote D'Ivoire 0.3%
Ivory Coast Government Bond
6.75%, due 2/25/41 (a)	2,650,000	2,485,006
Series Reg S
8.25%, due 1/30/37	2,140,000	2,302,599
		4,787,605
Democratic Republic of the Congo 0.1%
DRC International Bond
9.50%, due 4/16/37 (a)	1,150,000	1,198,806

	Principal Amount	Value
Foreign Government Bonds
Dominican Republic 0.3%
Dominican Republic Government Bond
Series Reg S
4.875%, due 9/23/32	$ 610,000	$ 569,130
4.875%, due 9/23/32 (a)	2,160,000	2,015,280
5.75%, due 3/17/34 (a)	1,650,000	1,593,900
Series Reg S
5.875%, due 1/30/60	1,334,000	1,127,230
		5,305,540
Ecuador 0.2%
Ecuador Government Bond
Series Reg S
6.90%, due 7/31/35 (d)	2,442,000	2,195,358
8.75%, due 1/29/34 (a)	1,210,000	1,198,505
Series Reg S
8.75%, due 1/29/34	500,000	495,250
		3,889,113
El Salvador 0.1%
El Salvador Government Bond
Series Reg S
8.25%, due 4/10/32	1,500,000	1,605,000
Honduras 0.2%
Honduras Government Bond
6.40%, due 7/29/36 (a)	4,115,000	4,094,425
Israel 0.1%
Israel Government Bond
5.75%, due 3/12/54	1,478,000	1,354,183
Kyrgyzstan 0.1%
Eldik Bank OAO
8.50%, due 4/23/31 (a)	1,809,000	1,801,865
Mexico 0.2%
Mexico Government Bond
6.338%, due 5/4/53	3,400,000	3,029,400
Petroleos Mexicanos
7.69%, due 1/23/50	1,450,000	1,293,467
		4,322,867
Mongolia 0.0% ‡
Development Bank of Mongolia LLC
6.90%, due 7/2/31 (a)	1,000,000	991,245

	Principal Amount	Value
Foreign Government Bonds
Morocco 0.3%
OCP SA
Series Reg S
6.875%, due 4/25/44	$ 3,365,000	$ 3,286,182
7.368% (5 Year Treasury Constant Maturity Rate + 3.215%), due 4/22/36 (a)(b)(f)	2,470,000	2,423,674
		5,709,856
Paraguay 0.1%
Paraguay Government Bond
Series Reg S
6.10%, due 8/11/44 (e)	450,000	440,550
6.10%, due 8/11/44 (a)	1,150,000	1,125,850
		1,566,400
Poland 0.1%
Poland Government Bond
5.125%, due 9/18/34	2,240,000	2,209,909
Romania 0.3%
Romanian Government Bond
Series Reg S
3.00%, due 2/14/31	3,520,000	3,129,837
Series Reg S
6.625%, due 5/16/36	1,500,000	1,508,819
		4,638,656
Saudi Arabia 0.2%
KSA Sukuk Ltd.
Series Reg S
5.25%, due 6/4/34	2,985,000	2,965,355
Saudi Government Bond
Series Reg S
4.875%, due 7/18/33	340,000	331,649
		3,297,004
Supranational 0.5%
Africa Finance Corp. (b)(f)
7.50% (5 Year Treasury Constant Maturity Rate + 3.015%), due 1/21/30 (a)	1,820,000	1,837,235
Series Reg S
7.50% (5 Year Treasury Constant Maturity Rate + 3.015%), due 1/21/30	1,550,000	1,564,678
African Development Bank
(zero coupon), due 4/5/46	ZAR 163,500,000	1,822,154
APICORP Sukuk Ltd.
Series Reg S
4.721%, due 2/3/36	$ 750,000	721,612
European Bank for Reconstruction & Development
(zero coupon), due 2/2/32	BRL 6,250,000	627,631
(zero coupon), due 7/11/36	TRY 1,350,000,000	1,827,488

	Principal Amount	Value
Foreign Government Bonds
Supranational
International Finance Corp.
11.75%, due 7/18/30	BRL 3,600,000	$ 691,192
		9,091,990
Ukraine 0.3%
Ukraine Government Bond (d)
Series Reg S
(zero coupon), due 2/1/35	$ 2,683,000	1,599,355
4.50%, due 2/1/29 (a)	735,525	625,968
Series Reg S
4.50%, due 2/1/29	2,798,325	2,381,512
		4,606,835
United Arab Emirates 0.1%
Abu Dhabi Government Bond
Series Reg S
5.00%, due 4/30/34	2,515,000	2,499,412
Uzbekistan 0.2%
Navoi Mining & Metallurgical Co. (a)
6.70%, due 10/17/28	500,000	509,872
6.75%, due 5/14/30	400,000	410,619
Uzbekistan Government Bond
Series Reg S
7.85%, due 10/12/28	2,165,000	2,270,966
		3,191,457
Total Foreign Government Bonds (Cost $95,480,859)		96,347,137
Loan Assignments 4.6%
Automobile 0.6%
American Auto Auction Group LLC
First Lien Refinancing Term Loan
8.232% (3 Month SOFR + 4.50%), due 5/28/32 (b)	3,218,703	3,220,045
LSF12 Helix Parent LLC
First Lien Term Loan B
7.231% (1 Month SOFR + 3.50%), due 2/10/33 (b)	3,215,000	3,177,108
Mavis Tire Express Services Topco Corp.
First Lien 2026-1 Incremental Term Loan
6.92% (6 Month SOFR + 3.25%), due 5/6/33 (b)	2,060,000	2,055,423
Wand NewCo 3, Inc.
First Lien Initial Term Loan
6.231% (1 Month SOFR + 2.50%), due 1/30/31 (b)	1,649,928	1,653,538
		10,106,114

	Principal Amount	Value
Loan Assignments
Cargo Transport 0.1%
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
5.482% (3 Month SOFR + 1.75%), due 4/10/31 (b)	$ 2,404,724	$ 2,397,335
Chemicals, Plastics & Rubber 0.5%
INEOS US Petrochem LLC
First Lien New Term Loan B1
8.081% (1 Month SOFR + 4.25%), due 4/2/29 (b)	2,705,740	2,332,009
Magnera Corp.
First Lien Term Loan
8.073% (3 Month SOFR + 4.25%), due 11/4/31 (b)	5,183,445	5,144,570
SCIH Salt Holdings, Inc.
First Lien Term Loan B
6.583% (1 Year SOFR + 3.00%), due 7/30/31 (b)	1,225,000	1,217,726
		8,694,305
Commercial Services 0.1%
Prime Security Services Borrower LLC
First Lien 2024-1 Refinancing Term Loan B1
5.664% (1 Month SOFR + 2.00%), due 10/15/30 (b)	1,774,981	1,769,158
Diversified/Conglomerate Service 0.0% ‡
TruGreen LP
First Lien Term Loan B
7.766% (3 Month SOFR + 4.00%), due 11/2/27 (b)	738,715	694,392
Finance 0.7%
Arches Buyer, Inc.
First Lien New Term Loan
7.081% (1 Month SOFR + 3.25%), due 12/6/27 (b)	2,466,091	2,458,385
Champ Acquisition Corp.
First Lien Initial Term Loan
7.073% (3 Month SOFR + 3.25%), due 11/7/31 (b)	1,923,747	1,932,163
Fortress Intermediate 3, Inc.
First Lien Term Loan B
6.675% (1 Month SOFR + 3.00%), due 6/27/31 (b)	1,831,859	1,824,990
Park River Holdings, Inc.
First Lien 2025 Refinancing Term Loan
8.225% (3 Month SOFR + 4.50%), due 3/17/31 (b)	1,781,070	1,779,855
QTS Thunder Managing Issuer LLC
First Lien Term Loan B
6.025% (1 Year SOFR + 2.25%), due 7/22/33 (b)	2,570,000	2,529,522
Rand Parent LLC
First Lien Add-on Term Loan B
7.004% (1 Year SOFR + 3.00%), due 3/18/30 (b)	1,260,000	1,260,000

	Principal Amount	Value
Loan Assignments
Finance
SCIL USA Holdings LLC
First Lien Facility Term Loan B-2
7.653% (3 Month SOFR + 4.00%), due 11/8/32 (b)	$ 1,785,000	$ 1,789,463
		13,574,378
Healthcare 0.2%
Chariot Buyer LLC
First Lien Amendment No. 5 Incremental Term Loan
6.731% (1 Month SOFR + 3.00%), due 9/8/32 (b)	3,223,719	3,225,330
Healthcare & Pharmaceuticals 0.2%
Ensemble RCM LLC
First Lien Closing Date Term Loan
6.823% (3 Month SOFR + 3.00%), due 2/9/33 (b)	3,235,000	3,220,442
High Tech Industries 0.3%
Ahead DB Holdings LLC
First Lien Term Loan B3
6.232% (3 Month SOFR + 2.50%), due 2/3/31 (b)	1,532,226	1,519,202
Gryphon Acquire NewCo LLC
First Lien Term Loan
6.414% (3 Month SOFR + 2.75%), due 9/13/32 (b)	3,200,977	3,205,977
		4,725,179
Insurance 0.1%
Goosehead Insurance Holdings LLC
First Lien Term Loan B
6.67% (1 Month SOFR + 3.00%), due 1/8/32 (b)	1,790,490	1,768,109
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.2%
Columbus McKinnon Corp.
First Lien Initial Term Loan
7.232% (3 Month SOFR + 3.50%), due 2/3/33 (b)	3,245,785	3,253,899
Manufacturing 0.1%
Sword Purchaser LLC
First Lien Initial Dollar Term Loan
7.731% (1 Month SOFR + 4.00%), due 4/11/33 (b)	1,820,000	1,748,716
Media 0.3%
DIRECTV Financing LLC
First Lien 2026 Refinancing Facility Term Loan B
8.323% (3 Month SOFR + 4.50%), due 8/2/29 (b)	3,581,804	3,600,272

	Principal Amount	Value
Loan Assignments
Media
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.041% (1 Month SOFR + 3.25%), due 1/31/29 (b)	$ 2,900,000	$ 2,598,400
		6,198,672
Oil & Gas 0.1%
Compass Power Generation LLC
First Lien Term Loan B5
6.231% (1 Month SOFR + 2.50%), due 4/16/29 (b)	1,760,588	1,759,487
Personal Transportation 0.1%
First Student Bidco, Inc.
First Lien Initial Term Loan B
5.982% (3 Month SOFR + 2.25%), due 8/15/30 (b)	1,301,063	1,301,760
Retail Store 0.3%
Harbor Freight Tools USA, Inc.
First Lien Initial Term Loan
5.981% (1 Month SOFR + 2.25%), due 6/11/31 (b)	1,774,726	1,772,507
White Cap Supply Holdings LLC
First Lien Tranche Term Loan D
7.144% (1 Month SOFR + 3.50%), due 2/10/33 (b)	3,210,000	3,199,786
		4,972,293
Services: Business 0.3%
Beach Acquisition Bidco LLC
First Lien Tranche Term Loan B1
6.481% (1 Month SOFR + 2.75%), due 9/13/32 (b)	1,094,507	1,098,839
Raven Acquisition Holdings LLC
First Lien Initial Term Loan
6.731% (1 Month SOFR + 3.00%), due 11/19/31 (b)	1,614,534	1,603,343
Ryan LLC
First Lien 2025 Refinancing Term Loan
7.231% (1 Month SOFR + 3.50%), due 11/5/32 (b)	600,000	600,300
Staples, Inc.
First Lien Closing Date Term Loan
9.413% (3 Month SOFR + 5.75%), due 9/4/29 (b)	2,113,489	1,963,695
		5,266,177
Services: Consumer 0.3%
Metropolis Technologies, Inc.
First Lien Initial Term Loan
8.916% (3 Month SOFR + 5.25%), due 11/3/32 (b)	3,325,258	3,267,066
Ping Identity Holding Corp.
First Lien Initial Term Loan
6.426% (1 Month SOFR + 2.75%), due 11/15/32 (b)	2,693,250	2,639,385
		5,906,451

	Principal Amount	Value
Loan Assignments
Software 0.1%
OPAL US LLC
First Lien Facility Term Loan B6
6.232% (3 Month SOFR + 2.50%), due 4/28/32 (b)	$ 2,481,281	$ 2,485,418
Total Loan Assignments (Cost $83,775,098)		83,067,615
Mortgage-Backed Securities 24.5%
Agency (Collateralized Mortgage Obligations) 3.0%
FHLMC
REMIC, Series 5021, Class SA
(zero coupon) (-1 x SOFR 30A + 3.55%), due 10/25/50 (b)(i)	2,674,263	29,428
REMIC, Series 5200, Class SA
(zero coupon) (-1 x SOFR 30A + 3.50%), due 2/25/52 (b)(i)	2,002,254	16,584
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	1,677,684	1,317,120
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	534,062	439,118
REMIC, Series 5363
(zero coupon), due 12/25/53	631,373	518,439
REMIC, Series 4839, Class WO
(zero coupon), due 8/15/56	857,320	521,454
REMIC, Series 4993, Class KS
2.319% (-1 x SOFR 30A + 5.936%), due 7/25/50 (b)(i)	3,957,784	420,346
REMIC, Series 5031, Class IQ
2.50%, due 10/25/50 (i)	1,306,538	202,694
REMIC, Series 5038, Class IB
2.50%, due 10/25/50 (i)	807,023	123,737
REMIC, Series 5205, Class KI
3.00%, due 12/25/48 (i)	1,142,547	110,786
REMIC, Series 5152, Class BI
3.00%, due 7/25/50 (i)	2,821,354	485,477
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (i)	980,860	150,199
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (i)	1,357,415	215,036
REMIC, Series 5155, Class KI
3.00%, due 10/25/51 (i)	3,341,476	491,491
REMIC, Series 5160
3.00%, due 10/25/51 (i)	1,568,655	167,348
REMIC, Series 5167, Class GI
3.00%, due 11/25/51 (i)	3,250,719	525,582
REMIC, Series 5191
3.50%, due 9/25/50 (i)	1,726,282	330,619
REMIC, Series 5036
3.50%, due 11/25/50 (i)	2,123,579	458,528
REMIC, Series 5040
3.50%, due 11/25/50 (i)	1,054,252	186,520

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC MSCR Trust (a)(b)
REMIC, Series 2026-MN13, Class M2
6.566% (SOFR 30A + 2.95%), due 3/25/46	$ 1,735,000	$ 1,748,906
REMIC, Series 2026-MN14, Class B1
7.916% (SOFR 30A + 4.30%), due 6/25/46	2,680,000	2,683,329
REMIC, Series 2026-MN13, Class B1
8.116% (SOFR 30A + 4.50%), due 3/25/46	1,490,000	1,500,631
FHLMC, Strips (i)
Series 311, Class S1
2.21% (-1 x SOFR 30A + 5.836%), due 8/15/43 (b)	3,429,324	281,160
Series 397, Class C61
5.50%, due 1/25/53	2,255,547	475,651
FNMA
REMIC, Series 2018-17, Class CS
(zero coupon) (-1 x SOFR 30A + 3.336%), due 3/25/48 (b)(i)	34,773,956	167,384
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	834,787	666,302
REMIC, Series 2023-45
(zero coupon), due 10/25/53	985,711	789,799
REMIC, Series 2022-10, Class SA
2.134% (-1 x SOFR 30A + 5.75%), due 2/25/52 (b)(i)	1,908,617	181,749
REMIC, Series 2025-103, Class SA
2.214% (-1 x SOFR 30A + 5.83%), due 6/25/55 (b)(i)	6,342,396	352,500
REMIC, Series 2016-57, Class SN
2.319% (-1 x SOFR 30A + 5.936%), due 6/25/46 (b)(i)	1,544,959	133,937
REMIC, Series 2019-32, Class SB
2.319% (-1 x SOFR 30A + 5.936%), due 6/25/49 (b)(i)	1,156,548	102,062
REMIC, Series 2020-23, Class PS
2.319% (-1 x SOFR 30A + 5.936%), due 2/25/50 (b)(i)	2,099,593	205,719
REMIC, Series 2016-19, Class SD
2.369% (-1 x SOFR 30A + 5.986%), due 4/25/46 (b)(i)	2,830,540	201,435
REMIC, Series 2021-3, Class TI
2.50%, due 2/25/51 (i)	3,474,343	573,681
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (i)	1,568,046	242,517
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (i)	4,035,309	521,580
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (i)	539,612	60,642
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (i)	3,545,328	612,225
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (i)	4,268,514	917,910
REMIC, Series 2025-31, Class ZJ
5.00%, due 6/25/54	3,193,069	2,999,741
FNMA, Strips (i)
Series 426, Class C32
1.50%, due 2/25/52	5,810,786	542,020

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA, Strips (i)
Series 440, Class C46
4.00%, due 10/25/53	$ 5,543,531	$ 1,214,954
Series 438, Class C34
6.00%, due 8/25/53	2,709,450	633,656
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (-1 x 1 Month SOFR + 2.716%), due 1/20/50 (b)(i)	3,003,394	19,716
REMIC, Series 2020-129, Class SB
(zero coupon) (-1 x 1 Month SOFR + 3.086%), due 9/20/50 (b)(i)	3,745,509	22,521
REMIC, Series 2021-16, Class AS
(zero coupon) (-1 x 1 Month SOFR + 2.636%), due 1/20/51 (b)(i)	6,177,224	34,259
REMIC, Series 2021-29, Class AS
(zero coupon) (-1 x SOFR 30A + 2.70%), due 2/20/51 (b)(i)	5,787,796	35,025
REMIC, Series 2021-205, Class DS
(zero coupon) (-1 x SOFR 30A + 3.20%), due 11/20/51 (b)(i)	7,210,633	73,814
REMIC, Series 2021-226, Class SA
(zero coupon) (-1 x SOFR 30A + 1.70%), due 12/20/51 (b)(i)	4,950,582	7,096
REMIC, Series 2022-87, Class SA
(zero coupon) (-1 x SOFR 30A + 3.30%), due 5/20/52 (b)(i)	6,057,137	44,670
REMIC, Series 2022-101, Class SB
(zero coupon) (-1 x SOFR 30A + 3.30%), due 6/20/52 (b)(i)	3,033,560	16,729
REMIC, Series 2022-107, Class SA
(zero coupon) (-1 x SOFR 30A + 3.47%), due 6/20/52 (b)(i)	15,271,639	102,186
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,635,119	1,299,895
REMIC, Series 2023-53
(zero coupon), due 4/20/53	451,620	358,777
REMIC, Series 2023-101, Class EO
(zero coupon), due 7/20/53	565,365	465,412
REMIC, Series 2021-158, Class SB
0.079% (-1 x SOFR 30A + 3.70%), due 9/20/51 (b)(i)	3,859,732	58,772
REMIC, Series 2022-78, Class S
0.079% (-1 x SOFR 30A + 3.70%), due 4/20/52 (b)(i)	3,289,656	31,634
REMIC, Series 2022-121, Class SG
0.349% (-1 x SOFR 30A + 3.97%), due 7/20/52 (b)(i)	6,137,111	63,228
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (i)	1,152,147	135,601
REMIC, Series 2020-188
2.00%, due 12/20/50 (i)	2,507,300	275,981
REMIC, Series 2021-30, Class HI
2.00%, due 2/20/51 (i)	4,817,245	515,670
REMIC, Series 2021-205, Class GA
2.00%, due 11/20/51	347,889	279,223
REMIC, Series 2020-34, Class SC
2.266% (-1 x 1 Month SOFR + 5.936%), due 3/20/50 (b)(i)	1,603,924	157,498
REMIC, Series 2020-96, Class CS
2.316% (-1 x 1 Month SOFR + 5.986%), due 8/20/49 (b)(i)	6,924,462	693,105

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2025-131, Class S
2.429% (-1 x SOFR 30A + 6.05%), due 8/20/55 (b)(i)	$ 4,938,575	$ 363,887
REMIC, Series 2021-56, Class FE
2.50% (SOFR 30A + 0.20%), due 10/20/50 (b)(i)	3,361,412	475,671
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (i)	877,975	127,641
REMIC, Series 2021-137, Class HI
2.50%, due 8/20/51 (i)	2,388,520	326,006
REMIC, Series 2021-188
2.50%, due 10/20/51 (i)	4,278,641	678,792
REMIC, Series 2020-146, Class SA
2.516% (-1 x 1 Month SOFR + 6.186%), due 10/20/50 (b)(i)	2,020,097	223,797
REMIC, Series 2020-167, Class SN
2.516% (-1 x 1 Month SOFR + 6.186%), due 11/20/50 (b)(i)	1,102,654	124,581
REMIC, Series 2021-179, Class SA
2.516% (-1 x 1 Month SOFR + 6.186%), due 11/20/50 (b)(i)	3,213,025	374,062
REMIC, Series 2020-189, Class NS
2.516% (-1 x 1 Month SOFR + 6.186%), due 12/20/50 (b)(i)	3,764,418	440,999
REMIC, Series 2020-189, Class SU
2.516% (-1 x 1 Month SOFR + 6.186%), due 12/20/50 (b)(i)	1,153,009	135,827
REMIC, Series 2021-46, Class TS
2.516% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(i)	1,554,133	168,531
REMIC, Series 2021-57, Class SA
2.516% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(i)	5,196,911	558,272
REMIC, Series 2021-57, Class SD
2.516% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(i)	10,497,226	1,194,741
REMIC, Series 2021-96, Class NS
2.516% (-1 x 1 Month SOFR + 6.186%), due 6/20/51 (b)(i)	4,528,080	485,016
REMIC, Series 2021-96, Class SN
2.516% (-1 x 1 Month SOFR + 6.186%), due 6/20/51 (b)(i)	2,779,843	265,869
REMIC, Series 2021-122, Class HS
2.516% (-1 x 1 Month SOFR + 6.186%), due 7/20/51 (b)(i)	3,149,126	361,310
REMIC, Series 2021-135, Class GS
2.516% (-1 x 1 Month SOFR + 6.186%), due 8/20/51 (b)(i)	5,414,662	606,051
REMIC, Series 2021-96, Class JS
2.566% (-1 x 1 Month SOFR + 6.236%), due 6/20/51 (b)(i)	2,627,760	312,816
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (i)	3,267,024	551,360
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (i)	1,970,601	324,342
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (i)	406,173	58,629
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (i)	1,382,776	243,419
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (i)	3,889,139	669,993

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2022-207
3.00%, due 8/20/51 (i)	$ 2,389,315	$ 406,785
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (i)	2,421,127	403,298
REMIC, Series 2023-86, Class SE
3.029% (-1 x SOFR 30A + 6.65%), due 9/20/50 (b)(i)	2,020,297	267,598
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (i)	2,835,000	623,804
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2025-01, Class M2
6.716% (SOFR 30A + 3.10%), due 5/25/55	1,620,000	1,644,318
Series 2025-01, Class B1
8.816% (SOFR 30A + 5.20%), due 5/25/55	5,305,000	5,573,929
Series 2019-01, Class B10
9.231% (SOFR 30A + 5.614%), due 10/25/49	3,400,000	3,445,567
Series 2020-01, Class CE
11.231% (SOFR 30A + 7.614%), due 3/25/50	2,090,000	2,157,141
Series 2019-01, Class CE
12.481% (SOFR 30A + 8.864%), due 10/25/49	1,500,000	1,528,375
		54,333,235
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 11.8%
Alen Mortgage Trust
Series 2021-ACEN, Class A
4.941% (1 Month SOFR + 1.264%), due 4/15/34 (a)(b)	3,210,000	3,049,468
BAMLL Commercial Mortgage Securities Trust (a)
Series 2016-ISQ, Class A
2.848%, due 8/14/34	4,090,000	2,897,929
Series 2014-520M, Class A
4.185%, due 8/15/46 (j)	4,220,000	3,790,193
BANK
Series 2017-BNK8, Class D
2.60%, due 11/15/50 (a)	1,100,000	643,674
Series 2017-BNK8, Class B
3.944%, due 11/15/50 (j)	1,500,000	1,401,578
BBSG Mortgage Trust
Series 2016-MRP, Class A
3.275%, due 6/5/36 (a)	3,500,000	3,211,320
Benchmark Mortgage Trust
Series 2020-B21, Class E
2.00%, due 12/17/53 (a)	2,300,000	1,296,107
Series 2018-B6, Class D
3.084%, due 10/10/51 (a)(j)	4,020,000	3,028,533
Series 2020-B17, Class C
3.371%, due 3/15/53 (c)	1,910,000	1,441,859
Series 2019-B14, Class C
3.771%, due 12/15/62 (j)	2,880,000	2,060,689

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BF Mortgage Trust
Series 2019-NYT, Class F
6.974% (1 Month SOFR + 3.297%), due 12/15/35 (a)(b)	$ 3,438,000	$ 2,631,445
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class D
6.371%, due 10/10/42 (a)(j)	3,000,000	3,014,478
BLP Commercial Mortgage Trust
Series 2023-IND, Class F
7.863% (1 Month SOFR + 4.187%), due 3/15/40 (a)(b)	4,700,538	4,724,041
BOFAS Re-REMIC Trust (a)(c)
Series 2026-FRR8, Class B746
2.483%, due 4/27/54	2,286,000	2,093,680
Series 2026-FRR8, Class C746
2.506%, due 4/27/54	1,665,000	1,517,576
BWAY Mortgage Trust
Series 2013-1515, Class B
3.473%, due 3/10/33 (a)	4,860,000	4,606,047
BX Commercial Mortgage Trust (a)
Series 2019-IMC, Class F
6.622% (1 Month SOFR + 2.946%), due 4/15/34 (b)	3,800,000	3,716,605
Series 2026-VLT9, Class D
6.926% (1 Month SOFR + 3.25%), due 3/15/45 (b)	4,000,000	3,990,009
Series 2024-VLT5, Class E
7.872%, due 11/13/46 (j)	4,480,000	4,426,068
Series 2024-BRBK, Class D
9.676% (1 Month SOFR + 5.971%), due 10/15/41 (b)	1,840,000	1,830,836
BX Trust (a)
Series 2025-ARIA, Class C
5.517%, due 12/13/42 (j)	3,040,000	3,007,413
Series 2025-VOLT, Class B
5.776% (1 Month SOFR + 2.10%), due 12/15/44 (b)	3,335,000	3,336,037
Series 2025-LIFE, Class A
5.884%, due 6/13/47 (j)	3,125,000	3,053,314
Series 2025-VLT7, Class E
7.426% (1 Month SOFR + 3.75%), due 7/15/44 (b)	1,600,000	1,602,957
CAMB Commercial Mortgage Trust
Series 2021-CX2, Class D
2.771%, due 11/10/46 (a)(j)	2,000,000	1,395,643
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class D
4.417%, due 5/10/58 (a)(j)	2,150,000	2,085,478
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class D
3.143%, due 3/10/51 (a)(j)	3,585,000	2,600,897
Series 2015-GC35, Class AS
4.072%, due 11/10/48 (c)	1,165,000	1,098,603

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Commercial Mortgage Trust (a)
Series 2020-CX, Class D
2.683%, due 11/10/46 (j)	$ 2,805,000	$ 2,167,998
Series 2014-CR20, Class D
3.222%, due 11/10/47	1,559,595	795,394
Series 2016-DC2, Class D
3.857%, due 2/10/49 (j)	4,160,000	3,797,914
Series 2013-CR6, Class D
3.872%, due 3/10/46 (j)	2,110,000	1,940,060
Series 2018-HCLV, Class A
4.972% (1 Month SOFR + 1.296%), due 9/15/33 (b)	3,860,000	3,652,858
CONE Commercial Mortgage Trust
Series 2026-ACD6, Class A
6.063%, due 7/15/43 (a)(c)	3,360,000	3,332,207
CSMC OA LLC
Series 2014-USA, Class A2
3.953%, due 9/15/37 (a)	2,740,000	2,528,672
CSMC Trust
Series 2017-TIME, Class A
3.646%, due 11/13/39 (a)	4,000,000	3,831,553
DBUBS Mortgage Trust
Series 2011-LC3A, Class PM2
5.098%, due 5/10/44 (a)(j)	4,165,000	62,475
Durst Commercial Mortgage Trust
Series 2025-151, Class D
6.791%, due 8/10/42 (a)(j)	2,795,000	2,853,514
Extended Stay America Trust
Series 2026-ESH2, Class D
5.926% (1 Month SOFR + 2.25%), due 2/15/43 (a)(b)	3,044,991	3,062,119
FHLMC MSCR Trust (a)(b)
Series 2021-MN3, Class M1
5.916% (SOFR 30A + 2.30%), due 11/25/51	299,567	299,602
REMIC, Series 2025-MN11, Class M2
6.266% (SOFR 30A + 2.65%), due 7/25/45	3,430,000	3,413,658
Series 2025-MN10, Class M2
6.466% (SOFR 30A + 2.85%), due 2/25/45	6,000,000	6,034,325
Series 2024-MN9, Class M2
6.867% (SOFR 30A + 3.25%), due 10/25/44	4,435,000	4,485,783
REMIC, Series 2024-MN8, Class M2
7.866% (SOFR 30A + 4.25%), due 5/25/44	6,585,000	6,873,235
First Citizens Loan Trust
Series 2026-SBA1A, Class M2
6.33%, due 5/27/53 (a)	3,371,450	3,337,307
GNMA
REMIC, Series 2025-112
0.57%, due 3/16/66 (i)(j)	14,398,245	703,030
REMIC, Series 2020-177
0.807%, due 6/16/62 (i)(j)	5,041,315	301,439

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2023-194, Class CI
0.844%, due 10/16/65 (i)(j)	$ 6,506,986	$ 387,844
REMIC, Series 2023-159, Class CI
0.956%, due 7/16/65 (c)(i)	9,022,328	604,076
REMIC, Series 2020-168, Class IA
0.975%, due 12/16/62 (i)(j)	4,484,094	314,307
REMIC, Series 2021-47
0.992%, due 3/16/61 (i)(j)	10,029,209	652,054
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (i)(j)	4,667,039	306,207
REMIC, Series 2023-172
1.332%, due 2/16/66 (i)(j)	6,087,354	535,378
REMIC, Series 2018-173, Class ZA
3.00%, due 7/16/60	3,275,814	2,395,824
GS Mortgage Securities Trust
Series 2015-GC30, Class D
3.384%, due 5/10/50	6,924,500	4,221,868
Series 2015-GC30, Class B
3.961%, due 5/10/50 (j)	1,027,073	998,828
Series 2014-GC22, Class B
4.391%, due 6/10/47 (c)	2,000,000	1,548,675
Series 2024-FAIR, Class D
7.949%, due 7/15/29 (a)(j)	3,865,000	3,795,799
Hilton USA Trust
Series 2016-SFP, Class A
2.828%, due 11/5/35 (a)	1,725,000	1,424,850
IRV Trust
Series 2025-200P, Class A
5.295%, due 3/14/47 (a)(j)	3,500,000	3,470,816
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2019-COR5, Class D
3.00%, due 6/13/52	520,000	410,532
Series 2022-NLP, Class A
4.523% (1 Month SOFR + 0.847%), due 4/15/37 (b)	3,982,526	3,950,168
Series 2021-1440, Class A
5.091% (1 Month SOFR + 1.414%), due 3/15/36 (b)	2,180,000	2,049,365
Series 2022-NLP, Class G
8.201% (1 Month SOFR + 4.525%), due 4/15/37 (b)	2,817,825	2,745,213
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	1,575,000	1,279,588
Series 2017-C5, Class B
4.009%, due 3/15/50 (c)	2,870,000	2,395,526
Life Mortgage Trust
Series 2022-BMR2, Class A1
4.972% (1 Month SOFR + 1.295%), due 5/15/39 (a)(b)	4,000,000	3,750,000

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
LONG Trust
Series 2026-ISL, Class A
5.376% (1 Month SOFR + 1.70%), due 6/15/43 (a)(b)	$ 3,185,000	$ 3,179,465
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class D
3.962%, due 4/15/48 (a)(j)	3,650,000	1,441,713
Morgan Stanley Capital I Trust (a)
Series 2014-150E, Class A
3.912%, due 9/9/32	1,300,000	1,229,989
Series 2021-230P, Class A
4.96% (1 Month SOFR + 1.284%), due 12/15/38 (b)	1,760,000	1,707,915
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2024-01, Class M10
7.466% (SOFR 30A + 3.85%), due 7/25/54	3,410,000	3,540,882
Series 2023-01, Class M7
7.616% (SOFR 30A + 4.00%), due 11/25/53	1,703,858	1,751,077
NCMF Trust
Series 2025-MFS, Class E
7.529%, due 6/10/33 (a)(j)	4,165,000	4,156,014
NYC Commercial Mortgage Trust
Series 2025-1155, Class E
7.358%, due 6/10/42 (a)(j)	3,685,000	3,584,496
PTCM Re-REMIC Trust (a)(j)
Series 2026-FRR1, Class C157
2.016%, due 7/25/60	5,000,000	3,396,272
Series 2026-FRR1, Class C169
2.999%, due 3/25/62	3,225,000	2,211,146
SCMS Mortgage Trust
Series 2025-BNC1, Class AS
5.308%, due 12/15/57 (a)(c)	2,796,000	2,789,099
SFAVE Commercial Mortgage Securities Trust
Series 2015-5AVE, Class B
4.388%, due 1/5/43 (a)(j)	3,460,000	2,959,645
SKY Trust
Series 2025-LINE, Class D
9.61% (1 Month SOFR + 5.934%), due 4/15/42 (a)(b)	1,172,922	1,183,822
SWCH Commercial Mortgage Trust
Series 2025-DATA, Class A
5.119% (1 Month SOFR + 1.443%), due 2/15/42 (a)(b)	1,930,000	1,915,573
UBS Commercial Mortgage Trust (j)
Series 2019-C18, Class C
3.918%, due 12/15/52	1,621,000	1,342,290
Series 2018-C9, Class C
4.942%, due 3/15/51	3,115,000	1,838,428
WB Commercial Mortgage Trust (a)(j)
Series 2024-HQ, Class A
5.937%, due 3/15/40	2,300,000	2,303,476

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
WB Commercial Mortgage Trust (a)(j)
Series 2024-HQ, Class B
6.42%, due 3/15/40	$ 2,000,000	$ 2,003,020
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class D
4.796%, due 1/15/59 (j)	4,827,000	2,172,150
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.516%, due 6/5/35 (a)(j)	1,940,000	1,473,508
		210,442,518
Whole Loan (Collateralized Mortgage Obligations) 9.7%
Angel Oak Mortgage Trust
Series 2024-13, Class M1A
6.439%, due 12/26/69 (a)(c)	5,442,000	5,479,395
Aspire Mortgage Trust
Series 2026-1, Class A1
4.855%, due 1/25/66 (a)(c)	2,678,411	2,643,791
BRAVO Residential Funding Trust
Series 2024-NQM8, Class A1A
4.30%, due 8/1/53 (a)(d)	1,089,311	1,066,795
CIM Trust (a)(c)
Series 2021-J2, Class AS
0.21%, due 4/25/51 (i)	40,536,499	500,018
Series 2019-INV1, Class B4
5.025%, due 2/25/49	2,469,881	2,303,135
Citigroup Mortgage Loan Trust (a)(c)
Series 2014-C, Class B3
4.25%, due 2/25/54	3,125,000	2,596,668
Series 2025-4, Class A2
5.50%, due 10/25/55	1,287,305	1,263,772
Connecticut Avenue Securities Trust (a)(b)
Series 2025-R01, Class 1M2
5.116% (SOFR 30A + 1.50%), due 1/25/45	4,500,000	4,506,992
Series 2021-R03, Class 1M2
5.266% (SOFR 30A + 1.65%), due 12/25/41	4,793,299	4,802,311
Series 2024-R05, Class 2M2
5.316% (SOFR 30A + 1.70%), due 7/25/44	1,805,198	1,808,592
Series 2025-R01, Class 1B1
5.316% (SOFR 30A + 1.70%), due 1/25/45	1,120,000	1,121,775
Series 2024-R03, Class 2M2
5.566% (SOFR 30A + 1.95%), due 3/25/44	1,865,000	1,878,964
Series 2025-R02, Class 1B1
5.566% (SOFR 30A + 1.95%), due 2/25/45	1,460,000	1,472,648
Series 2024-R05, Class 2B1
5.616% (SOFR 30A + 2.00%), due 7/25/44	2,100,000	2,119,638
Series 2021-R03, Class 1B1
6.366% (SOFR 30A + 2.75%), due 12/25/41	870,000	875,777

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Connecticut Avenue Securities Trust (a)(b)
Series 2023-R05, Class 1M2
6.716% (SOFR 30A + 3.10%), due 6/25/43	$ 3,025,000	$ 3,124,098
Series 2023-R07, Class 2M2
6.866% (SOFR 30A + 3.25%), due 9/25/43	2,780,000	2,858,905
Series 2023-R03, Class 2M2
7.516% (SOFR 30A + 3.90%), due 4/25/43	6,161,732	6,423,031
Series 2021-R03, Class 1B2
9.116% (SOFR 30A + 5.50%), due 12/25/41	1,900,000	1,930,973
Series 2021-R01, Class 1B2
9.616% (SOFR 30A + 6.00%), due 10/25/41	214	216
Series 2022-R01, Class 1B2
9.616% (SOFR 30A + 6.00%), due 12/25/41	3,848,000	3,917,271
Series 2022-R02, Class 2B2
11.266% (SOFR 30A + 7.65%), due 1/25/42	3,710,000	3,818,667
Series 2019-HRP1, Class B1
12.981% (SOFR 30A + 9.364%), due 11/25/39	4,071,923	4,170,950
FHLMC STACR REMIC Trust (a)(b)
Series 2025-DNA2, Class M1
4.816% (SOFR 30A + 1.20%), due 5/25/45	898,721	898,712
Series 2025-DNA1, Class M2
4.966% (SOFR 30A + 1.35%), due 1/25/45	3,230,000	3,229,999
Series 2025-HQA1, Class M2
5.266% (SOFR 30A + 1.65%), due 2/25/45	2,185,000	2,197,286
Series 2022-DNA2, Class B1
8.366% (SOFR 30A + 4.75%), due 2/25/42	3,000,000	3,058,447
Series 2021-HQA1, Class B2
8.616% (SOFR 30A + 5.00%), due 8/25/33	4,500,000	5,359,509
Series 2020-HQA1, Class B2
8.831% (SOFR 30A + 5.214%), due 1/25/50	2,940,000	3,243,233
Series 2022-HQA1, Class M2
8.866% (SOFR 30A + 5.25%), due 3/25/42	1,080,000	1,108,058
Series 2021-DNA5, Class B2
9.116% (SOFR 30A + 5.50%), due 1/25/34	3,780,000	4,607,906
Series 2022-HQA1, Class B1
10.616% (SOFR 30A + 7.00%), due 3/25/42	2,500,000	2,589,075
Series 2022-DNA1, Class B2
10.716% (SOFR 30A + 7.10%), due 1/25/42	2,010,000	2,064,195
Series 2022-DNA2, Class B2
12.116% (SOFR 30A + 8.50%), due 2/25/42	1,300,000	1,351,548
FHLMC STACR Securitized Participation Interests Trust
REMIC, Series 2018-SPI3, Class B
4.161%, due 8/25/48 (a)(c)	4,640,631	3,754,925
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
8.531% (SOFR 30A + 4.914%), due 9/25/47	3,913,000	4,302,493
REMIC, Series 2019-DNA3, Class B2
11.881% (SOFR 30A + 8.264%), due 7/25/49	2,475,000	2,706,713

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR1, Class B2
12.081% (SOFR 30A + 8.464%), due 1/25/48	$ 6,290,000	$ 7,408,425
REMIC, Series 2019-HQA2, Class B2
14.981% (SOFR 30A + 11.364%), due 4/25/49	6,818,500	8,016,033
J.P. Morgan Mortgage Trust (a)
Series 2021-11, Class AX1
0.216%, due 1/25/52 (i)(j)	57,263,156	717,244
Series 2022-1, Class B3
3.084%, due 7/25/52 (j)	2,890,675	2,318,990
Series 2025-NQM4, Class A1F
4.816% (SOFR 30A + 1.20%), due 3/25/66 (b)	861,122	860,065
loanDepot GMSR Master Trust
Series 2025-GT2, Class A
6.82% (1 Month SOFR + 3.15%), due 7/16/30 (a)(b)	3,280,000	3,285,725
Mill City Mortgage Loan Trust (a)(c)
Series 2018-4, Class B4
3.099%, due 4/25/66	1,732,975	1,034,855
Series 2018-3, Class B2
3.25%, due 8/25/58	6,236,704	4,686,414
Series 2018-3, Class B4
3.653%, due 8/25/58	1,112,628	717,471
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-SPL1, Class A1
4.25%, due 2/25/65 (a)(c)	3,443,862	3,320,531
New Residential Mortgage Loan Trust (a)
Series 2024-RPL1, Class B1
3.863%, due 1/25/64 (j)	2,800,000	2,288,066
Series 2019-RPL3, Class B5
3.962%, due 7/25/59 (c)	3,424,281	2,247,786
OBX Trust (a)
Series 2025-R1, Class A1
4.94%, due 9/25/62 (d)	2,349,333	2,317,088
Series 2026-J1, Class AF
4.966% (SOFR 30A + 1.35%), due 2/25/56 (b)	3,798,723	3,801,015
PMT Loan Trust
Series 2025-J4, Class A35
5.016% (SOFR 30A + 1.40%), due 12/1/56 (a)(b)	2,734,087	2,744,207
Sequoia Mortgage Trust
Series 2024-4, Class B4
6.494%, due 5/25/54 (a)(j)	1,453,875	1,442,687
STACR Trust (a)(b)
Series 2018-HRP2, Class B2
14.231% (SOFR 30A + 10.614%), due 2/25/47	4,295,000	5,107,013
Series 2018-HRP1, Class B2
15.481% (SOFR 30A + 11.864%), due 5/25/43	6,640,356	7,673,242

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Towd Point Mortgage Trust (a)(c)
Series 2018-2, Class B5
3.613%, due 3/25/58	$ 7,274,754	$ 3,420,631
Series 2017-4, Class B5
3.636%, due 6/25/57	1,413,798	981,880
Series 2026-1, Class A1A
4.131%, due 1/25/66	2,929,373	2,879,421
Verus Securitization Trust (a)(c)
Series 2026-R1, Class A1
4.832%, due 10/25/67	2,803,527	2,758,294
Series 2025-R2, Class A1
5.086%, due 7/25/67	2,897,807	2,866,572
		174,050,136
Total Mortgage-Backed Securities (Cost $449,244,779)		438,825,889
U.S. Government & Federal Agencies 18.6%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.5%
UMBS Pool, 30 Year
5.00%, due 7/1/40	6,517,052	6,492,307
5.00%, due 12/1/55	2,641,289	2,563,337
		9,055,644
Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.2%
UMBS, 30 Year
5.00%, due 9/1/53	8,010,172	7,771,177
5.00%, due 12/1/54	5,454,195	5,274,698
5.50%, due 5/1/54	2,996,258	2,971,954
5.50%, due 2/1/55	4,606,849	4,565,349
		20,583,178
Government National Mortgage Association (Mortgage Pass-Through Security) 0.3%
GNMA I, Other
5.72%, due 6/15/53	5,120,000	5,095,262
United States Treasury Bonds 1.1%
U.S. Treasury Bonds
5.00%, due 5/15/46	19,425,000	18,790,653
5.00%, due 5/15/56	1,735,000	1,668,853
		20,459,506
United States Treasury Notes 15.5%
U.S. Treasury Notes
4.25%, due 7/31/28	4,590,000	4,588,386
4.375%, due 7/31/31	25,880,000	25,821,366

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
4.375%, due 7/31/33	$ 159,115,000	$ 157,300,095
4.375%, due 5/15/36	93,330,000	90,880,087
		278,589,934
Total U.S. Government & Federal Agencies (Cost $337,415,175)		333,783,524
Total Long-Term Bonds (Cost $1,798,445,288)		1,771,089,943

	Shares

Common Stocks 0.0% ‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	14	146
Total Common Stocks (Cost $0)		146
Short-Term Investments 2.2%
Affiliated Investment Company 1.1%
NYLIM U.S. Government Liquidity Fund, 3.585% (k)	19,968,237	19,968,237
Unaffiliated Investment Companies 1.1%
Goldman Sachs Financial Square Government Fund, 3.67% (k)(l)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 3.742% (k)(l)	17,630,113	17,630,113
		18,630,113
Total Short-Term Investments (Cost $38,598,350)		38,598,350
Total Investments (Cost $1,837,043,638)	100.9%	1,809,688,439
Other Assets, Less Liabilities	(0.9)	(15,669,192)
Net Assets	100.0%	$ 1,794,019,247

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2026.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2026.
(d)	Step coupon—Rate shown was the rate in effect as of July 31, 2026.

(e)	All or a portion of this security was held on loan. As of July 31, 2026, the aggregate market value of securities on loan was $18,112,283; the total market value of collateral held by the Fund was $19,515,827. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $885,714. The Fund received cash collateral with a value of $18,630,113.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2026.
(h)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(i)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2026.
(k)	Current yield as of July 31, 2026.
(l)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 12,650	$ 518,129	$ (510,811)	$ —	$ —	$ 19,968	$ 724	$ —	19,968

Futures Contracts
As of July 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	197	September 2026	$ 21,055,389	$ 20,877,383	$ (178,006)
U.S. Treasury 10 Year Notes	174	September 2026	19,018,146	18,792,000	(226,146)
U.S. Treasury 10 Year Ultra Bonds	224	September 2026	24,913,207	24,573,500	(339,707)
Net Unrealized Depreciation					$ (743,859)

1.	As of July 31, 2026, cash in the amount of $1,258,070 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2026.
Abbreviation(s):
BRL—Brazil Real
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GMSR—Ginnie Mae Mortgage Servicing Rights
GNMA—Government National Mortgage Association
JSC—Joint-Stock Company

MSCR—Multifamily Structured Credit Risk
REMIC—Real Estate Mortgage Investment Conduit
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
TRY—Turkish lira
UMBS—Uniform Mortgage Backed Securities
ZAR—South African Rand
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 268,339,676	$ —	$ 268,339,676
Corporate Bonds	—	550,726,102	—	550,726,102
Foreign Government Bonds	—	96,347,137	—	96,347,137
Loan Assignments	—	83,067,615	—	83,067,615
Mortgage-Backed Securities	—	438,825,889	—	438,825,889
U.S. Government & Federal Agencies	—	333,783,524	—	333,783,524
Total Long-Term Bonds	—	1,771,089,943	—	1,771,089,943
Common Stocks	146	—	—	146
Short-Term Investments
Affiliated Investment Company	19,968,237	—	—	19,968,237
Unaffiliated Investment Companies	18,630,113	—	—	18,630,113
Total Short-Term Investments	38,598,350	—	—	38,598,350
Total Investments in Securities	$ 38,598,496	$ 1,771,089,943	$ —	$ 1,809,688,439
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (743,859)	$ —	$ —	$ (743,859)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLIM WMC Value Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.6%
Aerospace & Defense 1.4%
L3Harris Technologies, Inc.	44,955	$ 12,455,232
Automobile Components 1.1%
Gentex Corp.	412,737	9,641,536
Banks 8.1%
Huntington Bancshares, Inc.	817,524	13,930,609
JPMorgan Chase & Co.	91,565	32,211,651
M&T Bank Corp.	57,681	14,206,254
PNC Financial Services Group, Inc. (The)	50,133	12,526,733
		72,875,247
Beverages 1.3%
Keurig Dr Pepper, Inc.	387,591	12,061,832
Biotechnology 1.5%
Gilead Sciences, Inc.	106,579	13,877,652
Building Products 1.5%
Johnson Controls International plc	93,726	13,745,855
Capital Markets 10.9%
Ares Management Corp.	96,212	12,323,795
Intercontinental Exchange, Inc.	103,717	15,814,768
KKR & Co., Inc.	142,378	14,441,401
LPL Financial Holdings, Inc.	41,755	14,768,743
Nasdaq, Inc.	140,514	13,235,014
Raymond James Financial, Inc.	81,181	14,286,232
S&P Global, Inc.	32,598	13,428,094
		98,298,047
Communications Equipment 3.5%
Cisco Systems, Inc.	170,609	19,788,938
F5, Inc. (a)	28,974	11,664,063
		31,453,001
Consumer Staples Distribution & Retail 1.7%
U.S. Foods Holding Corp. (a)	153,509	15,441,470
Diversified Consumer Services 1.1%
H&R Block, Inc.	226,060	9,953,422
Electric Utilities 1.3%
American Electric Power Co., Inc.	92,020	11,764,757

	Shares	Value
Common Stocks
Electrical Equipment 2.9%
Eaton Corp. plc	32,858	$ 13,642,642
Emerson Electric Co.	80,450	12,053,019
		25,695,661
Food Products 1.2%
Archer-Daniels-Midland Co.	137,883	10,929,985
Gas Utilities 1.2%
Atmos Energy Corp.	64,620	11,165,044
Health Care Equipment & Supplies 1.3%
Stryker Corp.	36,198	11,789,689
Health Care Providers & Services 4.0%
Elevance Health, Inc.	42,950	16,142,328
UnitedHealth Group, Inc.	47,740	19,783,456
		35,925,784
Industrial Conglomerates 1.4%
3M Co.	72,339	12,751,919
Insurance 7.7%
American International Group, Inc.	166,709	13,099,993
Chubb Ltd.	36,425	12,773,519
Marsh & McLennan Cos., Inc.	77,857	14,768,694
MetLife, Inc.	145,310	13,968,650
Progressive Corp. (The)	70,182	14,837,879
		69,448,735
Interactive Media & Services 1.2%
Alphabet, Inc., Class C	30,416	10,847,866
IT Services 1.1%
Amdocs Ltd.	181,304	10,102,259
Machinery 2.4%
Middleby Corp. (The) (a)	83,031	11,091,281
PACCAR, Inc.	82,635	10,964,012
		22,055,293
Metals & Mining 1.3%
Freeport-McMoRan, Inc.	191,268	11,979,115
Multi-Utilities 1.6%
Sempra	159,977	14,165,963

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 5.7%
Antero Resources Corp. (a)	300,189	$ 10,848,830
Diamondback Energy, Inc.	79,255	16,084,802
Marathon Petroleum Corp.	35,199	11,139,428
Targa Resources Corp.	48,116	13,009,123
		51,082,183
Personal Care Products 1.5%
Unilever plc, Sponsored ADR	216,567	13,732,513
Pharmaceuticals 10.6%
AstraZeneca plc	56,400	9,567,696
Eli Lilly & Co.	7,615	8,748,416
Johnson & Johnson	93,857	24,060,242
Merck & Co., Inc.	173,969	22,650,764
Pfizer, Inc.	574,380	14,365,244
Roche Holding AG	18,331	8,014,898
Zoetis, Inc.	104,046	8,041,715
		95,448,975
Semiconductors & Semiconductor Equipment 4.1%
Broadcom, Inc.	35,167	13,689,810
NVIDIA Corp.	65,131	13,075,048
NXP Semiconductors NV	43,897	10,059,437
		36,824,295
Software 6.6%
Microsoft Corp.	128,090	59,525,985
Specialized REITs 2.3%
Crown Castle, Inc.	136,397	10,407,091
Gaming and Leisure Properties, Inc.	234,006	10,481,129
		20,888,220
Specialty Retail 2.8%
Dick's Sporting Goods, Inc.	60,801	11,911,524
Industria de Diseno Textil SA, ADR	835,411	13,650,616
		25,562,140
Technology Hardware, Storage & Peripherals 1.4%
NetApp, Inc.	68,975	12,312,038
Trading Companies & Distributors 1.4%
Ferguson Enterprises, Inc.	52,319	12,259,911
Water Utilities 1.2%
American Water Works Co., Inc.	80,849	10,847,510

	Shares	Value
Common Stocks
Wireless Telecommunication Services 1.3%
T-Mobile US, Inc.	67,301	$ 11,623,556
Total Common Stocks (Cost $662,100,441)		898,532,690
Short-Term Investment 0.4%
Affiliated Investment Company 0.4%
NYLIM U.S. Government Liquidity Fund, 3.585% (b)	3,846,185	3,846,185
Total Short-Term Investment (Cost $3,846,185)		3,846,185
Total Investments (Cost $665,946,626)	100.0%	902,378,875
Other Assets, Less Liabilities	(0.0)‡	(167,402)
Net Assets	100.0%	$ 902,211,473

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of July 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 11,372	$ 118,052	$ (125,578)	$ —	$ —	$ 3,846	$ 230	$ —	3,846

Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Pharmaceuticals	$ 87,434,077	$ 8,014,898	$ —	$ 95,448,975
All Other Industries	803,083,715	—	—	803,083,715
Total Common Stocks	890,517,792	8,014,898	—	898,532,690
Short-Term Investment
Affiliated Investment Company	3,846,185	—	—	3,846,185
Total Investments in Securities	$ 894,363,977	$ 8,014,898	$ —	$ 902,378,875

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLIM Winslow Large Cap Growth Fund
Portfolio of Investments July 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 95.8%
Aerospace & Defense 5.4%
Axon Enterprise, Inc. (a)	231,700	$ 122,281,992
GE Aerospace	694,771	250,166,194
Howmet Aerospace, Inc.	579,612	163,601,283
Woodward, Inc.	281,800	101,659,350
		637,708,819
Automobiles 0.8%
Tesla, Inc. (a)	309,095	96,193,455
Broadline Retail 4.7%
Amazon.com, Inc. (a)	2,021,863	549,097,554
Building Products 1.5%
Johnson Controls International plc	1,168,600	171,386,876
Capital Markets 3.9%
KKR & Co., Inc.	982,300	99,634,689
Morgan Stanley	553,900	116,551,638
Nasdaq, Inc.	1,865,000	175,664,350
Stripe Global Holdings, Inc., Class B (a)(b)(c)	1,156,349	72,849,987
		464,700,664
Chemicals 1.2%
Ecolab, Inc.	514,550	142,854,516
Communications Equipment 3.8%
Arista Networks, Inc. (a)	1,469,580	265,038,753
Lumentum Holdings, Inc. (a)	255,600	182,483,064
		447,521,817
Construction & Engineering 1.3%
Quanta Services, Inc.	228,500	152,491,760
Electrical Equipment 1.5%
GE Vernova, Inc.	173,600	171,914,344
Electronic Equipment, Instruments & Components 1.8%
Amphenol Corp., Class A	1,336,270	214,738,589
Entertainment 1.2%
Spotify Technology SA (a)	279,100	139,533,254
Financial Services 5.5%
Affirm Holdings, Inc. (a)	1,843,700	131,842,987
Mastercard, Inc., Class A	295,588	169,401,483

	Shares	Value
Common Stocks
Financial Services
Visa, Inc., Class A	930,580	$ 340,713,255
		641,957,725
Health Care Providers & Services 1.3%
McKesson Corp.	181,410	155,321,428
Hotels, Restaurants & Leisure 2.3%
Hilton Worldwide Holdings, Inc.	834,497	267,447,944
Interactive Media & Services 13.2%
Alphabet, Inc., Class C	3,485,630	1,243,149,939
Meta Platforms, Inc., Class A	555,134	309,048,650
		1,552,198,589
IT Services 0.7%
Shopify, Inc., Class A (a)	700,800	82,098,720
Machinery 2.2%
Caterpillar, Inc.	147,500	120,184,475
Parker-Hannifin Corp.	137,100	133,882,263
		254,066,738
Pharmaceuticals 3.9%
Elanco Animal Health, Inc. (a)	4,697,500	123,873,075
Eli Lilly & Co.	292,621	336,174,710
		460,047,785
Semiconductors & Semiconductor Equipment 25.9%
Advanced Micro Devices, Inc. (a)	603,650	287,427,947
Analog Devices, Inc.	372,200	136,750,002
ASML Holding NV (Registered)	99,000	161,271,000
Broadcom, Inc.	1,841,920	717,022,618
KLA Corp.	1,277,000	233,461,140
Lam Research Corp.	360,200	105,545,804
Micron Technology, Inc.	173,200	142,548,796
NVIDIA Corp.	5,505,179	1,105,164,684
Texas Instruments, Inc.	544,700	150,195,578
		3,039,387,569
Software 6.0%
Microsoft Corp.	1,258,657	584,923,081
OpenAI, Class A (a)(b)(c)	29,095	20,008,250
Palantir Technologies, Inc., Class A (a)	846,700	104,194,902
		709,126,233
Technology Hardware, Storage & Peripherals 7.7%
Apple, Inc.	1,918,384	592,608,001
Sandisk Corp. (a)	61,850	75,137,236

	Shares	Value
Common Stocks
Technology Hardware, Storage & Peripherals
Seagate Technology Holdings plc	270,700	$ 231,754,391
		899,499,628
Total Common Stocks (Cost $6,690,185,930)		11,249,294,007
Preferred Stocks 2.6%
Software 2.6%
Anthropic PBC (a)(b)(c)
Series F-1	147,622	86,950,761
Series G-1	139,193	81,985,999

Databricks, Inc. Series L (a)(b)(c)	217,517	55,031,801
OpenAI PBC Series C (a)(b)(c)	119,017	81,846,432
Total Preferred Stocks (Cost $180,054,554)		305,814,993
Short-Term Investment 0.6%
Affiliated Investment Company 0.6%
NYLIM U.S. Government Liquidity Fund, 3.585% (d)(e)	70,775,558	70,775,558
Total Short-Term Investment (Cost $70,775,558)		70,775,558
Total Investments (Cost $6,941,016,042)	99.0%	11,625,884,558
Other Assets, Less Liabilities	1.0	112,292,831
Net Assets	100.0%	$ 11,738,177,389

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Restricted security.
(d)	As of July 31, 2026, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(e)	Current yield as of July 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLIM U.S. Government Liquidity Fund	$ 89,496	$ 2,686,890	$ (2,705,610)	$ —	$ —	$ 70,776	$ 2,529	$ —	70,776

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 11,156,435,770	$ —	$ 92,858,237	$ 11,249,294,007
Preferred Stocks	—	—	305,814,993	305,814,993
Short-Term Investment
Affiliated Investment Company	70,775,558	—	—	70,775,558
Total Investments in Securities	$ 11,227,211,328	$ —	$ 398,673,230	$ 11,625,884,558

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of October 31, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2026
Common Stocks	$12,510,850	$—	$—	$7,497,400	$85,360,837	$(12,510,850)	$—	$—	$92,858,237	$7,497,400
Preferred Stocks	20,809,919	—	—	125,760,439	159,244,635	—	—	—	305,814,993	125,760,439
Total	$33,320,769	$—	$—	$133,257,839	$244,605,472	$(12,510,850)	$—	$—	$398,673,230	$133,257,839

NYLIM Funds
(formerly known as New York Life Investments Funds)
Notes to Portfolios of Investments July 31, 2026 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the NYLIM Funds (the "Board") (formerly known as New York Life Investments Funds) has designated New York Life Investment Management LLC as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of July 31, 2026, is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represent the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.